UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Eric S. Bergeson Wasatch Advisors LP d/b/a Wasatch Global Investors 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 320 S. Canal Street Chicago, IL 60606

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1.	Report to Shareholders.

(a)	Report to Shareholders is filed herewith.

Wasatch Core Growth Fund

Investor Class  WGROX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Core Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	1.16%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led the stocks lower. Those positions had a large effect on performance.

During the period, the Fund’s stock selection in the industrials, financials and information-technology sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care sector and its lack of exposure to the communication-services sector contributed to relative performance.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,344	$10,790	$10,567	$10,563
11/30/2015	$10,643	$10,850	$10,955	$10,907
12/31/2015	$10,295	$10,627	$10,432	$10,359
1/31/2016	$9,484	$10,027	$9,302	$9,448
2/29/2016	$9,375	$10,024	$9,236	$9,448
3/31/2016	$9,966	$10,730	$9,943	$10,202
4/30/2016	$10,087	$10,796	$10,043	$10,362
5/31/2016	$10,302	$10,990	$10,313	$10,596
6/30/2016	$10,172	$11,012	$10,266	$10,589
7/31/2016	$10,656	$11,449	$10,937	$11,221
8/31/2016	$10,816	$11,478	$11,053	$11,420
9/30/2016	$11,069	$11,496	$11,212	$11,547
10/31/2016	$10,760	$11,248	$10,516	$10,998
11/30/2016	$11,370	$11,751	$11,456	$12,224
12/31/2016	$11,380	$11,980	$11,613	$12,567
1/31/2017	$11,696	$12,206	$11,801	$12,616
2/28/2017	$11,865	$12,660	$12,091	$12,860
3/31/2017	$11,859	$12,668	$12,234	$12,877
4/30/2017	$12,009	$12,803	$12,459	$13,018
5/31/2017	$12,136	$12,934	$12,346	$12,753
6/30/2017	$12,432	$13,050	$12,771	$13,194
7/31/2017	$12,484	$13,296	$12,879	$13,292
8/31/2017	$12,442	$13,322	$12,864	$13,123
9/30/2017	$13,137	$13,647	$13,565	$13,942
10/31/2017	$13,497	$13,945	$13,775	$14,061
11/30/2017	$14,129	$14,368	$14,170	$14,466
12/31/2017	$14,144	$14,512	$14,187	$14,407
1/31/2018	$14,703	$15,277	$14,740	$14,784
2/28/2018	$14,440	$14,714	$14,320	$14,211
3/31/2018	$14,728	$14,418	$14,513	$14,395
4/30/2018	$14,513	$14,473	$14,527	$14,520
5/31/2018	$15,396	$14,882	$15,442	$15,401
6/30/2018	$15,707	$14,979	$15,563	$15,511
7/31/2018	$16,123	$15,476	$15,830	$15,782
8/31/2018	$17,162	$16,020	$16,816	$16,462
9/30/2018	$16,771	$16,046	$16,422	$16,066
10/31/2018	$15,061	$14,865	$14,344	$14,321
11/30/2018	$15,587	$15,162	$14,569	$14,549
12/31/2018	$13,638	$13,751	$12,866	$12,821
1/31/2019	$14,967	$14,931	$14,352	$14,263
2/28/2019	$15,960	$15,457	$15,279	$15,004
3/31/2019	$15,734	$15,682	$15,072	$14,690
4/30/2019	$16,890	$16,309	$15,531	$15,189
5/31/2019	$15,978	$15,253	$14,379	$14,008
6/30/2019	$16,931	$16,325	$15,486	$14,998
7/31/2019	$17,182	$16,567	$15,638	$15,084
8/31/2019	$16,588	$16,229	$14,963	$14,340
9/30/2019	$16,709	$16,514	$14,840	$14,638
10/31/2019	$16,935	$16,870	$15,262	$15,024
11/30/2019	$17,917	$17,511	$16,161	$15,642
12/31/2019	$18,173	$18,017	$16,531	$16,093
1/31/2020	$18,289	$17,997	$16,349	$15,577
2/29/2020	$17,053	$16,524	$15,169	$14,266
3/31/2020	$13,825	$14,251	$12,272	$11,166
4/30/2020	$15,971	$16,139	$14,100	$12,700
5/31/2020	$17,852	$17,002	$15,432	$13,526
6/30/2020	$18,403	$17,390	$16,025	$14,004
7/31/2020	$19,649	$18,378	$16,576	$14,392
8/31/2020	$20,468	$19,709	$17,548	$15,203
9/30/2020	$19,619	$18,992	$17,172	$14,695
10/31/2020	$20,104	$18,582	$17,303	$15,003
11/30/2020	$22,933	$20,842	$20,354	$17,768
12/31/2020	$24,818	$21,780	$22,256	$19,305
1/31/2021	$25,092	$21,683	$23,329	$20,277
2/28/2021	$26,437	$22,361	$24,100	$21,541
3/31/2021	$26,204	$23,162	$23,341	$21,757
4/30/2021	$28,062	$24,356	$23,850	$22,214
5/31/2021	$27,641	$24,467	$23,169	$22,260
6/30/2021	$28,458	$25,071	$24,256	$22,691
7/31/2021	$28,903	$25,495	$23,372	$21,871
8/31/2021	$29,377	$26,222	$23,797	$22,361
9/30/2021	$28,414	$25,045	$22,885	$21,701
10/31/2021	$30,137	$26,739	$23,956	$22,625
11/30/2021	$29,147	$26,332	$22,786	$21,682
12/31/2021	$30,038	$27,369	$22,887	$22,166
1/31/2022	$26,248	$25,759	$19,820	$20,032
2/28/2022	$25,808	$25,110	$19,906	$20,246
3/31/2022	$25,256	$25,924	$19,997	$20,498
4/30/2022	$22,854	$23,598	$17,544	$18,466
5/31/2022	$22,442	$23,566	$17,212	$18,494
6/30/2022	$20,675	$21,595	$16,147	$16,973
7/31/2022	$22,784	$23,621	$17,955	$18,745
8/31/2022	$21,597	$22,739	$17,786	$18,362
9/30/2022	$19,472	$20,630	$16,186	$16,602
10/31/2022	$21,265	$22,322	$17,722	$18,430
11/30/2022	$22,337	$23,487	$18,011	$18,860
12/31/2022	$20,774	$22,112	$16,855	$17,636
1/31/2023	$23,774	$23,635	$18,531	$19,355
2/28/2023	$23,122	$23,083	$18,331	$19,028
3/31/2023	$22,621	$23,700	$17,878	$18,119
4/30/2023	$22,078	$23,952	$17,671	$17,793
5/31/2023	$21,718	$24,046	$17,674	$17,629
6/30/2023	$24,086	$25,688	$19,139	$19,062
7/31/2023	$25,258	$26,608	$20,034	$20,228
8/31/2023	$24,915	$26,095	$18,991	$19,216
9/30/2023	$23,662	$24,852	$17,738	$18,085
10/31/2023	$22,072	$24,193	$16,370	$16,851
11/30/2023	$24,677	$26,449	$17,861	$18,377
12/31/2023	$27,719	$27,852	$20,000	$20,622
1/31/2024	$26,842	$28,160	$19,358	$19,820
2/29/2024	$28,709	$29,685	$20,931	$20,940
3/31/2024	$28,956	$30,642	$21,516	$21,690
4/30/2024	$26,505	$29,294	$19,859	$20,163
5/31/2024	$27,954	$30,678	$20,923	$21,175
6/30/2024	$27,995	$31,628	$20,888	$20,979
7/31/2024	$29,656	$32,216	$22,598	$23,111
8/31/2024	$29,961	$32,917	$22,348	$22,765
9/30/2024	$31,140	$33,598	$22,645	$22,924
10/31/2024	$31,053	$33,351	$22,344	$22,593
11/30/2024	$34,353	$35,570	$25,084	$25,072
12/31/2024	$31,376	$34,483	$23,030	$23,001
1/31/2025	$33,213	$35,571	$23,759	$23,604
2/28/2025	$30,971	$34,890	$22,150	$22,342
3/31/2025	$28,335	$32,854	$20,470	$20,821
4/30/2025	$27,836	$32,634	$20,339	$20,340
5/31/2025	$29,044	$34,703	$21,645	$21,426
6/30/2025	$29,913	$36,466	$22,920	$22,590
7/31/2025	$30,081	$37,269	$23,310	$22,982
8/31/2025	$29,669	$38,131	$24,689	$24,624
9/30/2025	$29,009	$39,447	$25,715	$25,391

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(6.84%)	8.14%	11.24%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$4,221,563,533
# of Portfolio Holdings	52
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$45,911,753

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.8%
Procore Technologies, Inc.	3.7%
Casella Waste Systems, Inc., Class A	3.6%
RBC Bearings, Inc.	3.6%
Ensign Group, Inc.	3.6%
Nova Ltd.	3.6%
Fabrinet	3.4%
Shift4 Payments, Inc., Class A	3.1%
Medpace Holdings, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.9%

Top 10 Industries (%)

Industry	Value
Application Software	12.1%
Industrial Machinery & Supplies & Components	8.3%
Semiconductor Materials & Equipment	5.9%
Building Products	5.7%
Transaction & Payment Processing Services	4.1%
Broadline Retail	4.0%
Managed Health Care	3.8%
Environmental & Facilities Services	3.6%
Health Care Facilities	3.6%
Automotive Parts & Equipment	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Core Growth Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Core Growth Fund

Institutional Class  WIGRX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Core Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.05%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led the stocks lower. Those positions had a large effect on performance.

During the period, the Fund’s stock selection in the industrials, financials and information-technology sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care sector and its lack of exposure to the communication-services sector contributed to relative performance.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,345	$10,790	$10,567	$10,563
11/30/2015	$10,645	$10,850	$10,955	$10,907
12/31/2015	$10,297	$10,627	$10,432	$10,359
1/31/2016	$9,487	$10,027	$9,302	$9,448
2/29/2016	$9,378	$10,024	$9,236	$9,448
3/31/2016	$9,972	$10,730	$9,943	$10,202
4/30/2016	$10,092	$10,796	$10,043	$10,362
5/31/2016	$10,311	$10,990	$10,313	$10,596
6/30/2016	$10,181	$11,012	$10,266	$10,589
7/31/2016	$10,668	$11,449	$10,937	$11,221
8/31/2016	$10,831	$11,478	$11,053	$11,420
9/30/2016	$11,083	$11,496	$11,212	$11,547
10/31/2016	$10,776	$11,248	$10,516	$10,998
11/30/2016	$11,389	$11,751	$11,456	$12,224
12/31/2016	$11,400	$11,980	$11,613	$12,567
1/31/2017	$11,717	$12,206	$11,801	$12,616
2/28/2017	$11,888	$12,660	$12,091	$12,860
3/31/2017	$11,884	$12,668	$12,234	$12,877
4/30/2017	$12,036	$12,803	$12,459	$13,018
5/31/2017	$12,164	$12,934	$12,346	$12,753
6/30/2017	$12,461	$13,050	$12,771	$13,194
7/31/2017	$12,517	$13,296	$12,879	$13,292
8/31/2017	$12,477	$13,322	$12,864	$13,123
9/30/2017	$13,174	$13,647	$13,565	$13,942
10/31/2017	$13,537	$13,945	$13,775	$14,061
11/30/2017	$14,173	$14,368	$14,170	$14,466
12/31/2017	$14,190	$14,512	$14,187	$14,407
1/31/2018	$14,752	$15,277	$14,740	$14,784
2/28/2018	$14,490	$14,714	$14,320	$14,211
3/31/2018	$14,780	$14,418	$14,513	$14,395
4/30/2018	$14,566	$14,473	$14,527	$14,520
5/31/2018	$15,455	$14,882	$15,442	$15,401
6/30/2018	$15,767	$14,979	$15,563	$15,511
7/31/2018	$16,188	$15,476	$15,830	$15,782
8/31/2018	$17,232	$16,020	$16,816	$16,462
9/30/2018	$16,840	$16,046	$16,422	$16,066
10/31/2018	$15,125	$14,865	$14,344	$14,321
11/30/2018	$15,655	$15,162	$14,569	$14,549
12/31/2018	$13,700	$13,751	$12,866	$12,821
1/31/2019	$15,035	$14,931	$14,352	$14,263
2/28/2019	$16,034	$15,457	$15,279	$15,004
3/31/2019	$15,811	$15,682	$15,072	$14,690
4/30/2019	$16,973	$16,309	$15,531	$15,189
5/31/2019	$16,059	$15,253	$14,379	$14,008
6/30/2019	$17,019	$16,325	$15,486	$14,998
7/31/2019	$17,271	$16,567	$15,638	$15,084
8/31/2019	$16,678	$16,229	$14,963	$14,340
9/30/2019	$16,803	$16,514	$14,840	$14,638
10/31/2019	$17,028	$16,870	$15,262	$15,024
11/30/2019	$18,020	$17,511	$16,161	$15,642
12/31/2019	$18,280	$18,017	$16,531	$16,093
1/31/2020	$18,398	$17,997	$16,349	$15,577
2/29/2020	$17,155	$16,524	$15,169	$14,266
3/31/2020	$13,910	$14,251	$12,272	$11,166
4/30/2020	$16,071	$16,139	$14,100	$12,700
5/31/2020	$17,965	$17,002	$15,432	$13,526
6/30/2020	$18,524	$17,390	$16,025	$14,004
7/31/2020	$19,779	$18,378	$16,576	$14,392
8/31/2020	$20,607	$19,709	$17,548	$15,203
9/30/2020	$19,756	$18,992	$17,172	$14,695
10/31/2020	$20,247	$18,582	$17,303	$15,003
11/30/2020	$23,097	$20,842	$20,354	$17,768
12/31/2020	$24,999	$21,780	$22,256	$19,305
1/31/2021	$25,276	$21,683	$23,329	$20,277
2/28/2021	$26,633	$22,361	$24,100	$21,541
3/31/2021	$26,401	$23,162	$23,341	$21,757
4/30/2021	$28,278	$24,356	$23,850	$22,214
5/31/2021	$27,855	$24,467	$23,169	$22,260
6/30/2021	$28,680	$25,071	$24,256	$22,691
7/31/2021	$29,133	$25,495	$23,372	$21,871
8/31/2021	$29,613	$26,222	$23,797	$22,361
9/30/2021	$28,645	$25,045	$22,885	$21,701
10/31/2021	$30,385	$26,739	$23,956	$22,625
11/30/2021	$29,387	$26,332	$22,786	$21,682
12/31/2021	$30,290	$27,369	$22,887	$22,166
1/31/2022	$26,470	$25,759	$19,820	$20,032
2/28/2022	$26,030	$25,110	$19,906	$20,246
3/31/2022	$25,473	$25,924	$19,997	$20,498
4/30/2022	$23,053	$23,598	$17,544	$18,466
5/31/2022	$22,641	$23,566	$17,212	$18,494
6/30/2022	$20,863	$21,595	$16,147	$16,973
7/31/2022	$22,992	$23,621	$17,955	$18,745
8/31/2022	$21,799	$22,739	$17,786	$18,362
9/30/2022	$19,660	$20,630	$16,186	$16,602
10/31/2022	$21,470	$22,322	$17,722	$18,430
11/30/2022	$22,556	$23,487	$18,011	$18,860
12/31/2022	$20,980	$22,112	$16,855	$17,636
1/31/2023	$24,013	$23,635	$18,531	$19,355
2/28/2023	$23,357	$23,083	$18,331	$19,028
3/31/2023	$22,850	$23,700	$17,878	$18,119
4/30/2023	$22,305	$23,952	$17,671	$17,793
5/31/2023	$21,945	$24,046	$17,674	$17,629
6/30/2023	$24,338	$25,688	$19,139	$19,062
7/31/2023	$25,526	$26,608	$20,034	$20,228
8/31/2023	$25,179	$26,095	$18,991	$19,216
9/30/2023	$23,914	$24,852	$17,738	$18,085
10/31/2023	$22,308	$24,193	$16,370	$16,851
11/30/2023	$24,943	$26,449	$17,861	$18,377
12/31/2023	$28,024	$27,852	$20,000	$20,622
1/31/2024	$27,138	$28,160	$19,358	$19,820
2/29/2024	$29,028	$29,685	$20,931	$20,940
3/31/2024	$29,279	$30,642	$21,516	$21,690
4/30/2024	$26,804	$29,294	$19,859	$20,163
5/31/2024	$28,269	$30,678	$20,923	$21,175
6/30/2024	$28,317	$31,628	$20,888	$20,979
7/31/2024	$29,999	$32,216	$22,598	$23,111
8/31/2024	$30,312	$32,917	$22,348	$22,765
9/30/2024	$31,506	$33,598	$22,645	$22,924
10/31/2024	$31,424	$33,351	$22,344	$22,593
11/30/2024	$34,763	$35,570	$25,084	$25,072
12/31/2024	$31,753	$34,483	$23,030	$23,001
1/31/2025	$33,613	$35,571	$23,759	$23,604
2/28/2025	$31,349	$34,890	$22,150	$22,342
3/31/2025	$28,684	$32,854	$20,470	$20,821
4/30/2025	$28,183	$32,634	$20,339	$20,340
5/31/2025	$29,406	$34,703	$21,645	$21,426
6/30/2025	$30,291	$36,466	$22,920	$22,590
7/31/2025	$30,464	$37,269	$23,310	$22,982
8/31/2025	$30,049	$38,131	$24,689	$24,624
9/30/2025	$29,382	$39,447	$25,715	$25,391

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(6.75%)	8.26%	11.38%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$4,221,563,533
# of Portfolio Holdings	52
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$45,911,753

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.8%
Procore Technologies, Inc.	3.7%
Casella Waste Systems, Inc., Class A	3.6%
RBC Bearings, Inc.	3.6%
Ensign Group, Inc.	3.6%
Nova Ltd.	3.6%
Fabrinet	3.4%
Shift4 Payments, Inc., Class A	3.1%
Medpace Holdings, Inc.	2.9%
Ollie's Bargain Outlet Holdings, Inc.	2.9%

Top 10 Industries (%)

Industry	Value
Application Software	12.1%
Industrial Machinery & Supplies & Components	8.3%
Semiconductor Materials & Equipment	5.9%
Building Products	5.7%
Transaction & Payment Processing Services	4.1%
Broadline Retail	4.0%
Managed Health Care	3.8%
Environmental & Facilities Services	3.6%
Health Care Facilities	3.6%
Automotive Parts & Equipment	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Core Growth Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Emerging India Fund

Investor Class  WAINX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Emerging India Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$141	1.51%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, Indian small-cap equities experienced losses. Early in the period, concern about inflation weighed on stocks, though those concerns eventually ebbed. Additionally, the U.S. announced tariffs on a range of Indian exports, which stoked concerns about how economic momentum might be impacted. While most small companies in India have limited direct exposure to U.S. markets, the measures heightened investor worries about supply‑chain disruptions, margin pressure and slower order flow to related industries.

The Fund ended the year slightly underperforming its benchmark. Underperformance was largely due to stock selection in the industrials and materials sectors. Within those sectors, we owned a few companies that suffered setbacks during the period and were large detractors from performance. Our financials holdings outperformed those of the benchmark and contributed to relative performance. Several of our bank and nonbank financial holdings demonstrated strong fundamentals during the period. The stocks also benefited as the Reserve Bank of India (RBI) began a round of monetary easing. In addition, the RBI rolled back some lending restrictions.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI Emerging Markets Index	MSCI India IMI Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$9,870	$10,713	$10,181
11/30/2015	$9,707	$10,295	$9,770
12/31/2015	$10,008	$10,066	$9,997
1/31/2016	$9,315	$9,413	$9,244
2/29/2016	$8,390	$9,398	$8,478
3/31/2016	$9,414	$10,641	$9,624
4/30/2016	$9,645	$10,699	$9,719
5/31/2016	$9,711	$10,300	$9,872
6/30/2016	$9,975	$10,711	$10,068
7/31/2016	$10,867	$11,250	$10,647
8/31/2016	$11,065	$11,530	$10,814
9/30/2016	$11,198	$11,678	$10,750
10/31/2016	$11,462	$11,706	$10,791
11/30/2016	$10,372	$11,167	$9,920
12/31/2016	$10,016	$11,192	$9,889
1/31/2017	$10,885	$11,804	$10,365
2/28/2017	$11,385	$12,166	$11,046
3/31/2017	$12,287	$12,473	$11,753
4/30/2017	$13,155	$12,746	$12,084
5/31/2017	$13,122	$13,123	$12,200
6/30/2017	$13,422	$13,255	$12,184
7/31/2017	$13,990	$14,045	$13,046
8/31/2017	$14,023	$14,358	$12,970
9/30/2017	$13,622	$14,301	$12,532
10/31/2017	$13,923	$14,803	$13,492
11/30/2017	$14,657	$14,832	$13,498
12/31/2017	$15,365	$15,365	$14,212
1/31/2018	$14,987	$16,645	$14,548
2/28/2018	$14,575	$15,878	$13,610
3/31/2018	$14,643	$15,582	$13,073
4/30/2018	$15,056	$15,513	$13,644
5/31/2018	$14,953	$14,964	$13,061
6/30/2018	$14,678	$14,342	$12,781
7/31/2018	$15,400	$14,657	$13,552
8/31/2018	$15,572	$14,261	$13,679
9/30/2018	$13,578	$14,185	$12,232
10/31/2018	$12,890	$12,950	$11,449
11/30/2018	$14,197	$13,483	$12,591
12/31/2018	$14,520	$13,126	$12,623
1/31/2019	$14,152	$14,276	$12,279
2/28/2019	$14,299	$14,308	$12,257
3/31/2019	$15,291	$14,428	$13,463
4/30/2019	$15,255	$14,732	$13,453
5/31/2019	$15,585	$13,663	$13,517
6/30/2019	$15,512	$14,515	$13,435
7/31/2019	$14,924	$14,338	$12,647
8/31/2019	$14,593	$13,639	$12,234
9/30/2019	$15,622	$13,899	$12,630
10/31/2019	$16,284	$14,485	$13,167
11/30/2019	$16,247	$14,465	$13,123
12/31/2019	$16,521	$15,544	$13,295
1/31/2020	$17,222	$14,820	$13,326
2/29/2020	$16,632	$14,038	$12,364
3/31/2020	$11,874	$11,876	$9,069
4/30/2020	$13,165	$12,964	$10,523
5/31/2020	$12,575	$13,063	$10,237
6/30/2020	$13,571	$14,023	$11,020
7/31/2020	$14,640	$15,277	$12,119
8/31/2020	$15,304	$15,614	$12,653
9/30/2020	$15,562	$15,364	$12,769
10/31/2020	$15,820	$15,680	$12,881
11/30/2020	$17,738	$17,131	$14,081
12/31/2020	$19,434	$18,390	$15,443
1/31/2021	$18,770	$18,954	$15,166
2/28/2021	$19,656	$19,099	$16,128
3/31/2021	$20,504	$18,810	$16,510
4/30/2021	$20,430	$19,279	$16,406
5/31/2021	$21,463	$19,726	$17,821
6/30/2021	$21,868	$19,760	$17,834
7/31/2021	$22,974	$18,430	$18,140
8/31/2021	$25,335	$18,912	$19,810
9/30/2021	$25,630	$18,161	$20,088
10/31/2021	$26,072	$18,340	$19,911
11/30/2021	$25,925	$17,592	$19,353
12/31/2021	$26,729	$17,923	$20,132
1/31/2022	$25,728	$17,583	$19,831
2/28/2022	$24,419	$17,058	$18,847
3/31/2022	$24,765	$16,672	$19,570
4/30/2022	$23,494	$15,745	$19,292
5/31/2022	$21,530	$15,814	$18,071
6/30/2022	$19,874	$14,764	$16,839
7/31/2022	$22,300	$14,727	$18,389
8/31/2022	$22,801	$14,789	$19,182
9/30/2022	$21,838	$13,055	$18,088
10/31/2022	$21,761	$12,650	$18,437
11/30/2022	$22,339	$14,526	$19,312
12/31/2022	$20,916	$14,322	$18,306
1/31/2023	$20,215	$15,453	$17,847
2/28/2023	$20,215	$14,451	$17,090
3/31/2023	$19,864	$14,888	$17,218
4/30/2023	$20,721	$14,719	$17,982
5/31/2023	$21,773	$14,472	$18,554
6/30/2023	$22,941	$15,022	$19,528
7/31/2023	$22,669	$15,957	$20,249
8/31/2023	$22,707	$14,974	$20,146
9/30/2023	$22,980	$14,582	$20,453
10/31/2023	$22,591	$14,016	$19,855
11/30/2023	$23,954	$15,137	$21,277
12/31/2023	$25,274	$15,729	$22,906
1/31/2024	$24,665	$14,999	$23,615
2/29/2024	$24,746	$15,712	$24,085
3/31/2024	$24,868	$16,102	$24,028
4/30/2024	$25,234	$16,174	$24,902
5/31/2024	$25,437	$16,265	$25,026
6/30/2024	$27,509	$16,907	$26,914
7/31/2024	$27,875	$16,957	$28,062
8/31/2024	$28,606	$17,231	$28,339
9/30/2024	$29,947	$18,381	$28,955
10/31/2024	$28,281	$17,564	$26,808
11/30/2024	$28,119	$16,933	$26,682
12/31/2024	$27,646	$16,910	$25,992
1/31/2025	$26,820	$17,212	$24,681
2/28/2025	$25,509	$17,295	$22,451
3/31/2025	$27,161	$17,405	$24,646
4/30/2025	$27,646	$17,633	$25,714
5/31/2025	$28,424	$18,386	$26,347
6/30/2025	$29,298	$19,491	$27,214
7/31/2025	$27,015	$19,871	$25,886
8/31/2025	$26,140	$20,126	$25,060
9/30/2025	$26,043	$21,566	$25,178

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(13.04%)	10.85%	10.04%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI India IMI Index	(13.04%)	14.54%	9.67%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$522,385,056
# of Portfolio Holdings	24
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$7,497,241

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.4%
Cholamandalam Investment & Finance Co. Ltd.	8.9%
Max Healthcare Institute Ltd.	8.8%
Divi's Laboratories Ltd.	8.1%
AU Small Finance Bank Ltd.	7.4%
Five-Star Business Finance Ltd.	6.6%
Kotak Mahindra Bank Ltd.	4.8%
Elgi Equipments Ltd.	4.5%
Vijaya Diagnostic Centre Ltd.	3.6%
Aditya Vision Ltd.	3.6%

Top 10 Industries (%)

Industry	Value
Consumer Finance	25.9%
Health Care Facilities	9.4%
Life Sciences Tools & Services	8.1%
Diversified Banks	7.9%
Regional Banks	7.5%
Asset Management & Custody Banks	5.5%
Industrial Machinery & Supplies & Components	4.5%
Building Products	4.2%
Health Care Services	3.6%
Computer & Electronics Retail	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.4%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging India Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Emerging India Fund

Institutional Class  WIINX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Emerging India Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.39%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, Indian small-cap equities experienced losses. Early in the period, concern about inflation weighed on stocks, though those concerns eventually ebbed. Additionally, the U.S. announced tariffs on a range of Indian exports, which stoked concerns about how economic momentum might be impacted. While most small companies in India have limited direct exposure to U.S. markets, the measures heightened investor worries about supply‑chain disruptions, margin pressure and slower order flow to related industries.

The Fund ended the year slightly underperforming its benchmark. Underperformance was largely due to stock selection in the industrials and materials sectors. Within those sectors, we owned a few companies that suffered setbacks during the period and were large detractors from performance. Our financials holdings outperformed those of the benchmark and contributed to relative performance. Several of our bank and nonbank financial holdings demonstrated strong fundamentals during the period. The stocks also benefited as the Reserve Bank of India (RBI) began a round of monetary easing. In addition, the RBI rolled back some lending restrictions.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI Emerging Markets Index	MSCI India IMI Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$9,870	$10,713	$10,181
11/30/2015	$9,707	$10,295	$9,770
12/31/2015	$10,008	$10,066	$9,997
1/31/2016	$9,315	$9,413	$9,244
2/29/2016	$8,390	$9,398	$8,478
3/31/2016	$9,414	$10,641	$9,624
4/30/2016	$9,678	$10,699	$9,719
5/31/2016	$9,744	$10,300	$9,872
6/30/2016	$10,008	$10,711	$10,068
7/31/2016	$10,900	$11,250	$10,647
8/31/2016	$11,098	$11,530	$10,814
9/30/2016	$11,231	$11,678	$10,750
10/31/2016	$11,495	$11,706	$10,791
11/30/2016	$10,405	$11,167	$9,920
12/31/2016	$10,049	$11,192	$9,889
1/31/2017	$10,918	$11,804	$10,365
2/28/2017	$11,452	$12,166	$11,046
3/31/2017	$12,353	$12,473	$11,753
4/30/2017	$13,221	$12,746	$12,084
5/31/2017	$13,154	$13,123	$12,200
6/30/2017	$13,488	$13,255	$12,184
7/31/2017	$14,056	$14,045	$13,046
8/31/2017	$14,089	$14,358	$12,970
9/30/2017	$13,689	$14,301	$12,532
10/31/2017	$13,956	$14,803	$13,492
11/30/2017	$14,724	$14,832	$13,498
12/31/2017	$15,430	$15,365	$14,212
1/31/2018	$15,052	$16,645	$14,548
2/28/2018	$14,640	$15,878	$13,610
3/31/2018	$14,709	$15,582	$13,073
4/30/2018	$15,121	$15,513	$13,644
5/31/2018	$15,018	$14,964	$13,061
6/30/2018	$14,743	$14,342	$12,781
7/31/2018	$15,499	$14,657	$13,552
8/31/2018	$15,637	$14,261	$13,679
9/30/2018	$13,643	$14,185	$12,232
10/31/2018	$12,956	$12,950	$11,449
11/30/2018	$14,262	$13,483	$12,591
12/31/2018	$14,619	$13,126	$12,623
1/31/2019	$14,215	$14,276	$12,279
2/28/2019	$14,399	$14,308	$12,257
3/31/2019	$15,391	$14,428	$13,463
4/30/2019	$15,391	$14,732	$13,453
5/31/2019	$15,721	$13,663	$13,517
6/30/2019	$15,611	$14,515	$13,435
7/31/2019	$15,023	$14,338	$12,647
8/31/2019	$14,693	$13,639	$12,234
9/30/2019	$15,721	$13,899	$12,630
10/31/2019	$16,382	$14,485	$13,167
11/30/2019	$16,382	$14,465	$13,123
12/31/2019	$16,656	$15,544	$13,295
1/31/2020	$17,356	$14,820	$13,326
2/29/2020	$16,730	$14,038	$12,364
3/31/2020	$11,976	$11,876	$9,069
4/30/2020	$13,266	$12,964	$10,523
5/31/2020	$12,676	$13,063	$10,237
6/30/2020	$13,671	$14,023	$11,020
7/31/2020	$14,777	$15,277	$12,119
8/31/2020	$15,477	$15,614	$12,653
9/30/2020	$15,698	$15,364	$12,769
10/31/2020	$15,956	$15,680	$12,881
11/30/2020	$17,909	$17,131	$14,081
12/31/2020	$19,641	$18,390	$15,443
1/31/2021	$18,941	$18,954	$15,166
2/28/2021	$19,862	$19,099	$16,128
3/31/2021	$20,710	$18,810	$16,510
4/30/2021	$20,636	$19,279	$16,406
5/31/2021	$21,705	$19,726	$17,821
6/30/2021	$22,110	$19,760	$17,834
7/31/2021	$23,215	$18,430	$18,140
8/31/2021	$25,611	$18,912	$19,810
9/30/2021	$25,905	$18,161	$20,088
10/31/2021	$26,348	$18,340	$19,911
11/30/2021	$26,200	$17,592	$19,353
12/31/2021	$27,042	$17,923	$20,132
1/31/2022	$26,004	$17,583	$19,831
2/28/2022	$24,658	$17,058	$18,847
3/31/2022	$25,004	$16,672	$19,570
4/30/2022	$23,773	$15,745	$19,292
5/31/2022	$21,772	$15,814	$18,071
6/30/2022	$20,118	$14,764	$16,839
7/31/2022	$22,580	$14,727	$18,389
8/31/2022	$23,080	$14,789	$19,182
9/30/2022	$22,080	$13,055	$18,088
10/31/2022	$22,003	$12,650	$18,437
11/30/2022	$22,580	$14,526	$19,312
12/31/2022	$21,159	$14,322	$18,306
1/31/2023	$20,459	$15,453	$17,847
2/28/2023	$20,459	$14,451	$17,090
3/31/2023	$20,109	$14,888	$17,218
4/30/2023	$21,004	$14,719	$17,982
5/31/2023	$22,054	$14,472	$18,554
6/30/2023	$23,260	$15,022	$19,528
7/31/2023	$22,948	$15,957	$20,249
8/31/2023	$22,987	$14,974	$20,146
9/30/2023	$23,260	$14,582	$20,453
10/31/2023	$22,910	$14,016	$19,855
11/30/2023	$24,271	$15,137	$21,277
12/31/2023	$25,589	$15,729	$22,906
1/31/2024	$24,981	$14,999	$23,615
2/29/2024	$25,062	$15,712	$24,085
3/31/2024	$25,184	$16,102	$24,028
4/30/2024	$25,589	$16,174	$24,902
5/31/2024	$25,752	$16,265	$25,026
6/30/2024	$27,860	$16,907	$26,914
7/31/2024	$28,225	$16,957	$28,062
8/31/2024	$28,996	$17,231	$28,339
9/30/2024	$30,375	$18,381	$28,955
10/31/2024	$28,671	$17,564	$26,808
11/30/2024	$28,509	$16,933	$26,682
12/31/2024	$28,040	$16,910	$25,992
1/31/2025	$27,170	$17,212	$24,681
2/28/2025	$25,865	$17,295	$22,451
3/31/2025	$27,557	$17,405	$24,646
4/30/2025	$28,040	$17,633	$25,714
5/31/2025	$28,862	$18,386	$26,347
6/30/2025	$29,732	$19,491	$27,214
7/31/2025	$27,460	$19,871	$25,886
8/31/2025	$26,542	$20,126	$25,060
9/30/2025	$26,445	$21,566	$25,178

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(12.94%)	10.99%	10.21%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI India IMI Index	(13.04%)	14.54%	9.67%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$522,385,056
# of Portfolio Holdings	24
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$7,497,241

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	10.4%
Cholamandalam Investment & Finance Co. Ltd.	8.9%
Max Healthcare Institute Ltd.	8.8%
Divi's Laboratories Ltd.	8.1%
AU Small Finance Bank Ltd.	7.4%
Five-Star Business Finance Ltd.	6.6%
Kotak Mahindra Bank Ltd.	4.8%
Elgi Equipments Ltd.	4.5%
Vijaya Diagnostic Centre Ltd.	3.6%
Aditya Vision Ltd.	3.6%

Top 10 Industries (%)

Industry	Value
Consumer Finance	25.9%
Health Care Facilities	9.4%
Life Sciences Tools & Services	8.1%
Diversified Banks	7.9%
Regional Banks	7.5%
Asset Management & Custody Banks	5.5%
Industrial Machinery & Supplies & Components	4.5%
Building Products	4.2%
Health Care Services	3.6%
Computer & Electronics Retail	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.4%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging India Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Emerging Markets Select Fund

Investor Class  WAESX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.37%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, emerging-market equities had sharp gains. Expectations of economic growth in select emerging-market economies such as China and a weakening dollar were catalysts for markets.

Amid this backdrop, the Fund underperformed its benchmark, and we were disappointed with our results. Relative to its benchmark, stock selection in Taiwan was a large source of underperformance for the Fund. Within Taiwan, the Fund did not have exposure to several companies tied to the buildout of artificial intelligence, which was a drag on relative results. Stock selection in Brazil and China also detracted from relative performance. The strategy’s underweight to China—one of the top-performing markets within the index—also detracted from performance relative to the benchmark.

At the sector level, stock selection within the information-technology (IT) sector was the largest source of underperformance. The Fund owned some IT-service companies and a semiconductor company that suffered losses during the period and were a drag on performance. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI Emerging Markets Index	MSCI Emerging Markets Mid Cap Growth Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,455	$10,713	$10,615
11/30/2015	$10,275	$10,295	$10,382
12/31/2015	$10,120	$10,066	$10,206
1/31/2016	$9,713	$9,413	$9,681
2/29/2016	$9,389	$9,398	$9,514
3/31/2016	$10,335	$10,641	$10,544
4/30/2016	$10,395	$10,699	$10,628
5/31/2016	$10,383	$10,300	$10,344
6/30/2016	$10,683	$10,711	$10,697
7/31/2016	$11,054	$11,250	$11,224
8/31/2016	$11,234	$11,530	$11,351
9/30/2016	$11,054	$11,678	$11,417
10/31/2016	$10,838	$11,706	$11,409
11/30/2016	$9,820	$11,167	$10,588
12/31/2016	$9,605	$11,192	$10,488
1/31/2017	$10,132	$11,804	$11,121
2/28/2017	$10,527	$12,166	$11,531
3/31/2017	$11,018	$12,473	$11,933
4/30/2017	$11,677	$12,746	$12,288
5/31/2017	$12,144	$13,123	$12,646
6/30/2017	$12,132	$13,255	$12,639
7/31/2017	$12,814	$14,045	$13,312
8/31/2017	$12,790	$14,358	$13,630
9/30/2017	$12,527	$14,301	$13,649
10/31/2017	$12,443	$14,803	$13,752
11/30/2017	$12,802	$14,832	$14,000
12/31/2017	$13,222	$15,365	$14,765
1/31/2018	$13,820	$16,645	$15,769
2/28/2018	$13,281	$15,878	$15,063
3/31/2018	$13,461	$15,582	$15,168
4/30/2018	$13,353	$15,513	$15,004
5/31/2018	$13,401	$14,964	$14,661
6/30/2018	$13,305	$14,342	$13,927
7/31/2018	$13,593	$14,657	$13,945
8/31/2018	$13,162	$14,261	$13,668
9/30/2018	$12,455	$14,185	$13,393
10/31/2018	$10,994	$12,950	$12,347
11/30/2018	$11,904	$13,483	$13,127
12/31/2018	$11,701	$13,126	$13,035
1/31/2019	$12,347	$14,276	$13,876
2/28/2019	$12,719	$14,308	$13,854
3/31/2019	$13,246	$14,428	$13,823
4/30/2019	$13,437	$14,732	$14,115
5/31/2019	$12,886	$13,663	$13,453
6/30/2019	$13,641	$14,515	$14,235
7/31/2019	$13,593	$14,338	$14,100
8/31/2019	$13,150	$13,639	$13,449
9/30/2019	$13,557	$13,899	$13,600
10/31/2019	$14,192	$14,485	$14,234
11/30/2019	$14,251	$14,465	$13,980
12/31/2019	$14,982	$15,544	$15,035
1/31/2020	$15,222	$14,820	$14,648
2/29/2020	$14,611	$14,038	$13,335
3/31/2020	$11,473	$11,876	$10,427
4/30/2020	$12,874	$12,964	$12,026
5/31/2020	$13,892	$13,063	$12,627
6/30/2020	$15,485	$14,023	$13,508
7/31/2020	$16,659	$15,277	$14,883
8/31/2020	$17,413	$15,614	$15,119
9/30/2020	$17,234	$15,364	$14,595
10/31/2020	$17,940	$15,680	$14,233
11/30/2020	$20,120	$17,131	$15,728
12/31/2020	$22,228	$18,390	$17,131
1/31/2021	$22,347	$18,954	$16,847
2/28/2021	$22,587	$19,099	$16,819
3/31/2021	$22,299	$18,810	$16,952
4/30/2021	$23,305	$19,279	$17,766
5/31/2021	$24,299	$19,726	$18,392
6/30/2021	$25,150	$19,760	$19,101
7/31/2021	$24,838	$18,430	$18,078
8/31/2021	$27,449	$18,912	$18,612
9/30/2021	$26,958	$18,161	$17,628
10/31/2021	$27,617	$18,340	$17,601
11/30/2021	$26,263	$17,592	$17,268
12/31/2021	$26,969	$17,923	$17,452
1/31/2022	$24,154	$17,583	$16,510
2/28/2022	$22,265	$17,058	$16,391
3/31/2022	$22,554	$16,672	$16,398
4/30/2022	$19,282	$15,745	$15,132
5/31/2022	$18,729	$15,814	$15,304
6/30/2022	$16,961	$14,764	$13,939
7/31/2022	$18,200	$14,727	$14,105
8/31/2022	$18,115	$14,789	$14,244
9/30/2022	$16,046	$13,055	$12,549
10/31/2022	$16,335	$12,650	$12,908
11/30/2022	$17,803	$14,526	$14,127
12/31/2022	$16,888	$14,322	$13,944
1/31/2023	$18,440	$15,453	$14,638
2/28/2023	$18,055	$14,451	$14,038
3/31/2023	$18,440	$14,888	$14,323
4/30/2023	$18,091	$14,719	$14,485
5/31/2023	$18,007	$14,472	$14,214
6/30/2023	$18,536	$15,022	$14,769
7/31/2023	$18,572	$15,957	$15,615
8/31/2023	$17,766	$14,974	$14,906
9/30/2023	$17,718	$14,582	$14,461
10/31/2023	$16,949	$14,016	$13,754
11/30/2023	$18,993	$15,137	$15,055
12/31/2023	$19,847	$15,729	$15,614
1/31/2024	$18,464	$14,999	$14,932
2/29/2024	$19,030	$15,712	$15,711
3/31/2024	$19,402	$16,102	$15,697
4/30/2024	$19,162	$16,174	$15,606
5/31/2024	$19,763	$16,265	$15,497
6/30/2024	$20,220	$16,907	$15,864
7/31/2024	$19,751	$16,957	$16,057
8/31/2024	$21,387	$17,231	$16,288
9/30/2024	$21,856	$18,381	$17,278
10/31/2024	$21,411	$17,564	$16,347
11/30/2024	$20,677	$16,933	$15,919
12/31/2024	$19,823	$16,910	$15,788
1/31/2025	$20,425	$17,212	$16,091
2/28/2025	$19,751	$17,295	$16,083
3/31/2025	$19,330	$17,405	$16,316
4/30/2025	$19,992	$17,633	$17,044
5/31/2025	$20,834	$18,386	$17,787
6/30/2025	$21,736	$19,491	$19,232
7/31/2025	$20,401	$19,871	$19,395
8/31/2025	$21,255	$20,126	$19,916
9/30/2025	$21,098	$21,566	$20,680

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(3.47%)	4.13%	7.75%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI Emerging Markets Mid Cap Growth Index	19.69%	7.22%	7.54%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$301,362,704
# of Portfolio Holdings	34
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,887,398

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	8.5%
MercadoLibre, Inc.	8.1%
Sea Ltd., ADR	7.5%
ASPEED Technology, Inc.	6.2%
Tencent Holdings Ltd.	5.1%
Divi's Laboratories Ltd.	5.0%
Max Healthcare Institute Ltd.	5.0%
NU Holdings Ltd., Class A	4.8%
Trip.com Group Ltd.	4.7%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.3%

Top 10 Industries (%)

Industry	Value
Broadline Retail	15.6%
Consumer Finance	13.6%
Semiconductors	12.3%
Hotels, Resorts & Cruise Lines	6.9%
Diversified Banks	6.8%
Electrical Components & Equipment	6.3%
Airport Services	6.0%
Electronic Equipment & Instruments	5.5%
Interactive Media & Services	5.1%
Life Sciences Tools & Services	5.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	106.9%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Select Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Emerging Markets Select Fund

Institutional Class  WIESX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Emerging Markets Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.13%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, emerging-market equities had sharp gains. Expectations of economic growth in select emerging-market economies such as China and a weakening dollar were catalysts for markets.

Amid this backdrop, the Fund underperformed its benchmark, and we were disappointed with our results. Relative to its benchmark, stock selection in Taiwan was a large source of underperformance for the Fund. Within Taiwan, the Fund did not have exposure to several companies tied to the buildout of artificial intelligence, which was a drag on relative results. Stock selection in Brazil and China also detracted from relative performance. The strategy’s underweight to China—one of the top-performing markets within the index—also detracted from performance relative to the benchmark.

At the sector level, stock selection within the information-technology (IT) sector was the largest source of underperformance. The Fund owned some IT-service companies and a semiconductor company that suffered losses during the period and were a drag on performance. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Mid Cap Growth Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,464	$10,713	$10,615
11/30/2015	$10,285	$10,295	$10,382
12/31/2015	$10,131	$10,066	$10,206
1/31/2016	$9,715	$9,413	$9,681
2/29/2016	$9,394	$9,398	$9,514
3/31/2016	$10,357	$10,641	$10,544
4/30/2016	$10,404	$10,699	$10,628
5/31/2016	$10,404	$10,300	$10,344
6/30/2016	$10,702	$10,711	$10,697
7/31/2016	$11,082	$11,250	$11,224
8/31/2016	$11,260	$11,530	$11,351
9/30/2016	$11,082	$11,678	$11,417
10/31/2016	$10,880	$11,706	$11,409
11/30/2016	$9,845	$11,167	$10,588
12/31/2016	$9,643	$11,192	$10,488
1/31/2017	$10,178	$11,804	$11,121
2/28/2017	$10,571	$12,166	$11,531
3/31/2017	$11,058	$12,473	$11,933
4/30/2017	$11,724	$12,746	$12,288
5/31/2017	$12,200	$13,123	$12,646
6/30/2017	$12,188	$13,255	$12,639
7/31/2017	$12,889	$14,045	$13,312
8/31/2017	$12,866	$14,358	$13,630
9/30/2017	$12,604	$14,301	$13,649
10/31/2017	$12,521	$14,803	$13,752
11/30/2017	$12,878	$14,832	$14,000
12/31/2017	$13,306	$15,365	$14,765
1/31/2018	$13,912	$16,645	$15,769
2/28/2018	$13,377	$15,878	$15,063
3/31/2018	$13,555	$15,582	$15,168
4/30/2018	$13,448	$15,513	$15,004
5/31/2018	$13,496	$14,964	$14,661
6/30/2018	$13,413	$14,342	$13,927
7/31/2018	$13,710	$14,657	$13,945
8/31/2018	$13,270	$14,261	$13,668
9/30/2018	$12,556	$14,185	$13,393
10/31/2018	$11,082	$12,950	$12,347
11/30/2018	$12,010	$13,483	$13,127
12/31/2018	$11,807	$13,126	$13,035
1/31/2019	$12,461	$14,276	$13,876
2/28/2019	$12,830	$14,308	$13,854
3/31/2019	$13,377	$14,428	$13,823
4/30/2019	$13,567	$14,732	$14,115
5/31/2019	$13,008	$13,663	$13,453
6/30/2019	$13,781	$14,515	$14,235
7/31/2019	$13,746	$14,338	$14,100
8/31/2019	$13,294	$13,639	$13,449
9/30/2019	$13,710	$13,899	$13,600
10/31/2019	$14,352	$14,485	$14,234
11/30/2019	$14,423	$14,465	$13,980
12/31/2019	$15,161	$15,544	$15,035
1/31/2020	$15,398	$14,820	$14,648
2/29/2020	$14,792	$14,038	$13,335
3/31/2020	$11,617	$11,876	$10,427
4/30/2020	$13,044	$12,964	$12,026
5/31/2020	$14,067	$13,063	$12,627
6/30/2020	$15,696	$14,023	$13,508
7/31/2020	$16,885	$15,277	$14,883
8/31/2020	$17,658	$15,614	$15,119
9/30/2020	$17,467	$15,364	$14,595
10/31/2020	$18,193	$15,680	$14,233
11/30/2020	$20,404	$17,131	$15,728
12/31/2020	$22,545	$18,390	$17,131
1/31/2021	$22,675	$18,954	$16,847
2/28/2021	$22,925	$19,099	$16,819
3/31/2021	$22,628	$18,810	$16,952
4/30/2021	$23,650	$19,279	$17,766
5/31/2021	$24,661	$19,726	$18,392
6/30/2021	$25,529	$19,760	$19,101
7/31/2021	$25,220	$18,430	$18,078
8/31/2021	$27,872	$18,912	$18,612
9/30/2021	$27,372	$18,161	$17,628
10/31/2021	$28,038	$18,340	$17,601
11/30/2021	$26,671	$17,592	$17,268
12/31/2021	$27,371	$17,923	$17,452
1/31/2022	$24,516	$17,583	$16,510
2/28/2022	$22,606	$17,058	$16,391
3/31/2022	$22,892	$16,672	$16,398
4/30/2022	$19,585	$15,745	$15,132
5/31/2022	$19,023	$15,814	$15,304
6/30/2022	$17,232	$14,764	$13,939
7/31/2022	$18,498	$14,727	$14,105
8/31/2022	$18,402	$14,789	$14,244
9/30/2022	$16,312	$13,055	$12,549
10/31/2022	$16,599	$12,650	$12,908
11/30/2022	$18,104	$14,526	$14,127
12/31/2022	$17,172	$14,322	$13,944
1/31/2023	$18,761	$15,453	$14,638
2/28/2023	$18,378	$14,451	$14,038
3/31/2023	$18,761	$14,888	$14,323
4/30/2023	$18,402	$14,719	$14,485
5/31/2023	$18,319	$14,472	$14,214
6/30/2023	$18,868	$15,022	$14,769
7/31/2023	$18,904	$15,957	$15,615
8/31/2023	$18,092	$14,974	$14,906
9/30/2023	$18,044	$14,582	$14,461
10/31/2023	$17,268	$14,016	$13,754
11/30/2023	$19,346	$15,137	$15,055
12/31/2023	$20,229	$15,729	$15,614
1/31/2024	$18,820	$14,999	$14,932
2/29/2024	$19,393	$15,712	$15,711
3/31/2024	$19,776	$16,102	$15,697
4/30/2024	$19,537	$16,174	$15,606
5/31/2024	$20,170	$16,265	$15,497
6/30/2024	$20,623	$16,907	$15,864
7/31/2024	$20,158	$16,957	$16,057
8/31/2024	$21,830	$17,231	$16,288
9/30/2024	$22,319	$18,381	$17,278
10/31/2024	$21,865	$17,564	$16,347
11/30/2024	$21,125	$16,933	$15,919
12/31/2024	$20,253	$16,910	$15,788
1/31/2025	$20,874	$17,212	$16,091
2/28/2025	$20,194	$17,295	$16,083
3/31/2025	$19,752	$17,405	$16,316
4/30/2025	$20,444	$17,633	$17,044
5/31/2025	$21,304	$18,386	$17,787
6/30/2025	$22,236	$19,491	$19,232
7/31/2025	$20,874	$19,871	$19,395
8/31/2025	$21,746	$20,126	$19,916
9/30/2025	$21,591	$21,566	$20,680

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(3.26%)	4.33%	8.00%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI Emerging Markets Mid Cap Growth Index	19.69%	7.22%	7.54%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$301,362,704
# of Portfolio Holdings	34
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$3,887,398

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	8.5%
MercadoLibre, Inc.	8.1%
Sea Ltd., ADR	7.5%
ASPEED Technology, Inc.	6.2%
Tencent Holdings Ltd.	5.1%
Divi's Laboratories Ltd.	5.0%
Max Healthcare Institute Ltd.	5.0%
NU Holdings Ltd., Class A	4.8%
Trip.com Group Ltd.	4.7%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4.3%

Top 10 Industries (%)

Industry	Value
Broadline Retail	15.6%
Consumer Finance	13.6%
Semiconductors	12.3%
Hotels, Resorts & Cruise Lines	6.9%
Diversified Banks	6.8%
Electrical Components & Equipment	6.3%
Airport Services	6.0%
Electronic Equipment & Instruments	5.5%
Interactive Media & Services	5.1%
Life Sciences Tools & Services	5.0%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	106.9%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Select Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Emerging Markets Small Cap Fund

Investor Class  WAEMX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$186	1.95%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, emerging-market equities had sharp gains. Expectations of economic growth in select emerging-market economies such as China and a weakening dollar were catalysts for markets.

Amid this backdrop, the Fund underperformed its benchmark, and we were disappointed with our results. Small-cap equities in India lagged other emerging markets, and the Fund’s overweight to the country detracted from performance relative to the benchmark. Separately, the Fund was underweighted in Korea and China—two of the top-performing markets within the index—and this positioning was a source of underperformance.

Stock selection in a couple of large markets—Taiwan and India—also detracted from performance relative to the benchmark. Within India, the Fund held several Indian financial companies. Those stocks were weak due to a mix of margin, credit and regulatory pressures during the period. Within Taiwan, the Fund did not have exposure to several companies tied to the buildout of artificial intelligence, which was a drag on relative results.

Additionally, the Fund held a couple of information-technology service companies that suffered losses and detracted from performance. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI Emerging Markets Index	MSCI Emerging Markets Small Cap Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,460	$10,713	$10,591
11/30/2015	$10,209	$10,295	$10,319
12/31/2015	$10,127	$10,066	$10,327
1/31/2016	$9,667	$9,413	$9,514
2/29/2016	$9,332	$9,398	$9,480
3/31/2016	$10,127	$10,641	$10,428
4/30/2016	$10,253	$10,699	$10,583
5/31/2016	$10,127	$10,300	$10,210
6/30/2016	$10,336	$10,711	$10,469
7/31/2016	$10,880	$11,250	$10,917
8/31/2016	$11,090	$11,530	$11,119
9/30/2016	$11,173	$11,678	$11,265
10/31/2016	$10,964	$11,706	$11,098
11/30/2016	$9,918	$11,167	$10,580
12/31/2016	$9,750	$11,192	$10,563
1/31/2017	$10,169	$11,804	$11,057
2/28/2017	$10,504	$12,166	$11,632
3/31/2017	$10,755	$12,473	$11,938
4/30/2017	$11,257	$12,746	$12,073
5/31/2017	$11,675	$13,123	$12,157
6/30/2017	$11,717	$13,255	$12,252
7/31/2017	$12,387	$14,045	$12,689
8/31/2017	$12,554	$14,358	$12,937
9/30/2017	$12,512	$14,301	$12,942
10/31/2017	$12,638	$14,803	$13,397
11/30/2017	$13,015	$14,832	$13,633
12/31/2017	$13,475	$15,365	$14,137
1/31/2018	$13,810	$16,645	$14,956
2/28/2018	$13,266	$15,878	$14,343
3/31/2018	$13,517	$15,582	$14,161
4/30/2018	$13,182	$15,513	$14,145
5/31/2018	$12,973	$14,964	$13,851
6/30/2018	$12,554	$14,342	$12,942
7/31/2018	$12,512	$14,657	$13,100
8/31/2018	$12,136	$14,261	$12,824
9/30/2018	$11,634	$14,185	$12,398
10/31/2018	$10,169	$12,950	$11,091
11/30/2018	$10,964	$13,483	$11,697
12/31/2018	$10,921	$13,126	$11,509
1/31/2019	$11,347	$14,276	$12,128
2/28/2019	$11,678	$14,308	$12,286
3/31/2019	$12,056	$14,428	$12,402
4/30/2019	$12,339	$14,732	$12,428
5/31/2019	$11,867	$13,663	$11,817
6/30/2019	$12,387	$14,515	$12,280
7/31/2019	$12,339	$14,338	$12,097
8/31/2019	$12,056	$13,639	$11,492
9/30/2019	$12,481	$13,899	$11,717
10/31/2019	$13,427	$14,485	$12,165
11/30/2019	$13,332	$14,465	$12,094
12/31/2019	$13,916	$15,544	$12,833
1/31/2020	$14,367	$14,820	$12,320
2/29/2020	$13,616	$14,038	$11,451
3/31/2020	$10,612	$11,876	$8,808
4/30/2020	$11,864	$12,964	$10,035
5/31/2020	$12,965	$13,063	$10,272
6/30/2020	$13,966	$14,023	$11,198
7/31/2020	$14,967	$15,277	$12,232
8/31/2020	$15,067	$15,614	$12,734
9/30/2020	$15,117	$15,364	$12,525
10/31/2020	$15,468	$15,680	$12,456
11/30/2020	$16,819	$17,131	$14,211
12/31/2020	$18,469	$18,390	$15,308
1/31/2021	$18,630	$18,954	$15,320
2/28/2021	$19,274	$19,099	$16,233
3/31/2021	$19,060	$18,810	$16,481
4/30/2021	$19,758	$19,279	$17,476
5/31/2021	$20,670	$19,726	$17,917
6/30/2021	$21,583	$19,760	$18,336
7/31/2021	$21,905	$18,430	$18,095
8/31/2021	$23,086	$18,912	$18,304
9/30/2021	$22,710	$18,161	$17,940
10/31/2021	$23,516	$18,340	$17,972
11/30/2021	$23,408	$17,592	$17,444
12/31/2021	$24,028	$17,923	$18,178
1/31/2022	$21,745	$17,583	$17,374
2/28/2022	$19,690	$17,058	$16,940
3/31/2022	$19,633	$16,672	$17,390
4/30/2022	$17,464	$15,745	$16,518
5/31/2022	$16,894	$15,814	$16,247
6/30/2022	$15,010	$14,764	$14,536
7/31/2022	$15,866	$14,727	$14,938
8/31/2022	$15,923	$14,789	$15,308
9/30/2022	$14,097	$13,055	$13,773
10/31/2022	$14,154	$12,650	$13,763
11/30/2022	$15,809	$14,526	$15,057
12/31/2022	$14,725	$14,322	$14,902
1/31/2023	$15,844	$15,453	$15,785
2/28/2023	$15,785	$14,451	$15,335
3/31/2023	$15,844	$14,888	$15,478
4/30/2023	$15,550	$14,719	$15,581
5/31/2023	$15,962	$14,472	$15,754
6/30/2023	$16,374	$15,022	$16,467
7/31/2023	$16,315	$15,957	$17,542
8/31/2023	$16,080	$14,974	$17,305
9/30/2023	$15,844	$14,582	$16,949
10/31/2023	$14,843	$14,016	$16,130
11/30/2023	$16,728	$15,137	$17,685
12/31/2023	$17,847	$15,729	$18,466
1/31/2024	$17,022	$14,999	$18,147
2/29/2024	$17,552	$15,712	$18,646
3/31/2024	$17,317	$16,102	$18,660
4/30/2024	$17,317	$16,174	$19,030
5/31/2024	$17,729	$16,265	$19,154
6/30/2024	$18,259	$16,907	$19,767
7/31/2024	$17,965	$16,957	$19,758
8/31/2024	$18,730	$17,231	$20,109
9/30/2024	$19,260	$18,381	$20,850
10/31/2024	$18,377	$17,564	$19,994
11/30/2024	$17,965	$16,933	$19,551
12/31/2024	$17,467	$16,910	$19,351
1/31/2025	$17,091	$17,212	$18,811
2/28/2025	$16,340	$17,295	$18,314
3/31/2025	$15,902	$17,405	$18,287
4/30/2025	$16,465	$17,633	$18,784
5/31/2025	$16,903	$18,386	$20,270
6/30/2025	$18,093	$19,491	$21,428
7/31/2025	$17,154	$19,871	$21,563
8/31/2025	$17,529	$20,126	$22,134
9/30/2025	$17,467	$21,566	$22,577

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(9.31%)	2.93%	5.74%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI Emerging Markets Small Cap Index	8.28%	12.51%	8.48%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$210,467,496
# of Portfolio Holdings	45
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$4,285,974

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Cholamandalam Financial Holdings Ltd.	6.8%
ASPEED Technology, Inc.	6.0%
Chroma ATE, Inc.	5.4%
Baltic Classifieds Group PLC	5.1%
AU Small Finance Bank Ltd.	4.5%
Grupo Aeroportuario del Centro Norte SAB de CV	4.4%
Fabrinet	3.7%
Prudent Corporate Advisory Services Ltd.	3.5%
TBC Bank Group PLC	3.3%
United Integrated Services Co. Ltd.	3.2%

Top 10 Industries (%)

Industry	Value
Semiconductors	9.9%
Electronic Equipment & Instruments	8.1%
Consumer Finance	7.6%
Diversified Banks	6.9%
Interactive Media & Services	5.1%
Asset Management & Custody Banks	5.0%
Regional Banks	4.5%
Health Care Services	4.4%
Airport Services	4.4%
Electronic Manufacturing Services	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Small Cap Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Emerging Markets Small Cap Fund

Institutional Class  WIEMX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Emerging Markets Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$172	1.80%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, emerging-market equities had sharp gains. Expectations of economic growth in select emerging-market economies such as China and a weakening dollar were catalysts for markets.

Amid this backdrop, the Fund underperformed its benchmark, and we were disappointed with our results. Small-cap equities in India lagged other emerging markets, and the Fund’s overweight to the country detracted from performance relative to the benchmark. Separately, the Fund was underweighted in Korea and China—two of the top-performing markets within the index—and this positioning was a source of underperformance.

Stock selection in a couple of large markets—Taiwan and India—also detracted from performance relative to the benchmark. Within India, the Fund held several Indian financial companies. Those stocks were weak due to a mix of margin, credit and regulatory pressures during the period. Within Taiwan, the Fund did not have exposure to several companies tied to the buildout of artificial intelligence, which was a drag on relative results.

Additionally, the Fund held a couple of information-technology service companies that suffered losses and detracted from performance. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Small Cap Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,460	$10,713	$10,591
11/30/2015	$10,209	$10,295	$10,319
12/31/2015	$10,127	$10,066	$10,327
1/31/2016	$9,667	$9,413	$9,514
2/29/2016	$9,332	$9,398	$9,480
3/31/2016	$10,127	$10,641	$10,428
4/30/2016	$10,294	$10,699	$10,583
5/31/2016	$10,127	$10,300	$10,210
6/30/2016	$10,336	$10,711	$10,469
7/31/2016	$10,880	$11,250	$10,917
8/31/2016	$11,090	$11,530	$11,119
9/30/2016	$11,173	$11,678	$11,265
10/31/2016	$10,964	$11,706	$11,098
11/30/2016	$9,918	$11,167	$10,580
12/31/2016	$9,792	$11,192	$10,563
1/31/2017	$10,169	$11,804	$11,057
2/28/2017	$10,504	$12,166	$11,632
3/31/2017	$10,755	$12,473	$11,938
4/30/2017	$11,257	$12,746	$12,073
5/31/2017	$11,675	$13,123	$12,157
6/30/2017	$11,717	$13,255	$12,252
7/31/2017	$12,387	$14,045	$12,689
8/31/2017	$12,596	$14,358	$12,937
9/30/2017	$12,554	$14,301	$12,942
10/31/2017	$12,680	$14,803	$13,397
11/30/2017	$13,056	$14,832	$13,633
12/31/2017	$13,517	$15,365	$14,137
1/31/2018	$13,851	$16,645	$14,956
2/28/2018	$13,349	$15,878	$14,343
3/31/2018	$13,559	$15,582	$14,161
4/30/2018	$13,224	$15,513	$14,145
5/31/2018	$13,015	$14,964	$13,851
6/30/2018	$12,596	$14,342	$12,942
7/31/2018	$12,596	$14,657	$13,100
8/31/2018	$12,178	$14,261	$12,824
9/30/2018	$11,675	$14,185	$12,398
10/31/2018	$10,211	$12,950	$11,091
11/30/2018	$11,006	$13,483	$11,697
12/31/2018	$10,963	$13,126	$11,509
1/31/2019	$11,388	$14,276	$12,128
2/28/2019	$11,719	$14,308	$12,286
3/31/2019	$12,144	$14,428	$12,402
4/30/2019	$12,380	$14,732	$12,428
5/31/2019	$11,908	$13,663	$11,817
6/30/2019	$12,428	$14,515	$12,280
7/31/2019	$12,428	$14,338	$12,097
8/31/2019	$12,144	$13,639	$11,492
9/30/2019	$12,522	$13,899	$11,717
10/31/2019	$13,467	$14,485	$12,165
11/30/2019	$13,420	$14,465	$12,094
12/31/2019	$14,003	$15,544	$12,833
1/31/2020	$14,454	$14,820	$12,320
2/29/2020	$13,703	$14,038	$11,451
3/31/2020	$10,703	$11,876	$8,808
4/30/2020	$11,953	$12,964	$10,035
5/31/2020	$13,053	$13,063	$10,272
6/30/2020	$14,053	$14,023	$11,198
7/31/2020	$15,054	$15,277	$12,232
8/31/2020	$15,204	$15,614	$12,734
9/30/2020	$15,204	$15,364	$12,525
10/31/2020	$15,554	$15,680	$12,456
11/30/2020	$16,954	$17,131	$14,211
12/31/2020	$18,599	$18,390	$15,308
1/31/2021	$18,759	$18,954	$15,320
2/28/2021	$19,403	$19,099	$16,233
3/31/2021	$19,242	$18,810	$16,481
4/30/2021	$19,939	$19,279	$17,476
5/31/2021	$20,850	$19,726	$17,917
6/30/2021	$21,761	$19,760	$18,336
7/31/2021	$22,082	$18,430	$18,095
8/31/2021	$23,262	$18,912	$18,304
9/30/2021	$22,886	$18,161	$17,940
10/31/2021	$23,690	$18,340	$17,972
11/30/2021	$23,583	$17,592	$17,444
12/31/2021	$24,219	$17,923	$18,178
1/31/2022	$21,940	$17,583	$17,374
2/28/2022	$19,888	$17,058	$16,940
3/31/2022	$19,831	$16,672	$17,390
4/30/2022	$17,666	$15,745	$16,518
5/31/2022	$17,039	$15,814	$16,247
6/30/2022	$15,158	$14,764	$14,536
7/31/2022	$16,013	$14,727	$14,938
8/31/2022	$16,070	$14,789	$15,308
9/30/2022	$14,246	$13,055	$13,773
10/31/2022	$14,303	$12,650	$13,763
11/30/2022	$15,956	$14,526	$15,057
12/31/2022	$14,874	$14,322	$14,902
1/31/2023	$15,991	$15,453	$15,785
2/28/2023	$15,932	$14,451	$15,335
3/31/2023	$15,991	$14,888	$15,478
4/30/2023	$15,756	$14,719	$15,581
5/31/2023	$16,108	$14,472	$15,754
6/30/2023	$16,520	$15,022	$16,467
7/31/2023	$16,520	$15,957	$17,542
8/31/2023	$16,285	$14,974	$17,305
9/30/2023	$16,049	$14,582	$16,949
10/31/2023	$14,991	$14,016	$16,130
11/30/2023	$16,931	$15,137	$17,685
12/31/2023	$18,048	$15,729	$18,466
1/31/2024	$17,225	$14,999	$18,147
2/29/2024	$17,813	$15,712	$18,646
3/31/2024	$17,519	$16,102	$18,660
4/30/2024	$17,519	$16,174	$19,030
5/31/2024	$17,931	$16,265	$19,154
6/30/2024	$18,460	$16,907	$19,767
7/31/2024	$18,225	$16,957	$19,758
8/31/2024	$18,930	$17,231	$20,109
9/30/2024	$19,518	$18,381	$20,850
10/31/2024	$18,636	$17,564	$19,994
11/30/2024	$18,225	$16,933	$19,551
12/31/2024	$17,732	$16,910	$19,351
1/31/2025	$17,295	$17,212	$18,811
2/28/2025	$16,608	$17,295	$18,314
3/31/2025	$16,108	$17,405	$18,287
4/30/2025	$16,670	$17,633	$18,784
5/31/2025	$17,107	$18,386	$20,270
6/30/2025	$18,294	$19,491	$21,428
7/31/2025	$17,419	$19,871	$21,563
8/31/2025	$17,794	$20,126	$22,134
9/30/2025	$17,732	$21,566	$22,577

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(9.15%)	3.12%	5.89%
MSCI Emerging Markets Index	17.32%	7.02%	7.99%
MSCI Emerging Markets Small Cap Index	8.28%	12.51%	8.48%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$210,467,496
# of Portfolio Holdings	45
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$4,285,974

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Cholamandalam Financial Holdings Ltd.	6.8%
ASPEED Technology, Inc.	6.0%
Chroma ATE, Inc.	5.4%
Baltic Classifieds Group PLC	5.1%
AU Small Finance Bank Ltd.	4.5%
Grupo Aeroportuario del Centro Norte SAB de CV	4.4%
Fabrinet	3.7%
Prudent Corporate Advisory Services Ltd.	3.5%
TBC Bank Group PLC	3.3%
United Integrated Services Co. Ltd.	3.2%

Top 10 Industries (%)

Industry	Value
Semiconductors	9.9%
Electronic Equipment & Instruments	8.1%
Consumer Finance	7.6%
Diversified Banks	6.9%
Interactive Media & Services	5.1%
Asset Management & Custody Banks	5.0%
Regional Banks	4.5%
Health Care Services	4.4%
Airport Services	4.4%
Electronic Manufacturing Services	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	98.1%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Emerging Markets Small Cap Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Frontier Emerging Small Countries Fund

Investor Class  WAFMX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$217	2.15%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, frontier emerging market equities had sharp gains. Signs of economic growth in select frontier- and emerging-market economies and a weakening dollar were catalysts for markets.

While the Fund ended the period with gains, it did not keep pace with the benchmark. A few large positions in the portfolio reported lighter-than-expected results and weighed on performance. Additionally, as the dollar weakened some of the top performers in the index were cyclical companies or other businesses that we believe are more dependent on exogenous factors such as a commodity price for growth. We were generally underexposed to such businesses. Instead, we believe the companies in our portfolio are tied to secular growth drivers and are spearheading domestic transformations within their local countries. We see a higher capacity for long-term earnings growth in these businesses.

Looking at performance from a geographic perspective, stock selection in Vietnam was the largest detractor from performance relative to the benchmark. However, the Fund’s underweight to the Philippines, which is a large weight in the index, contributed to relative results. From a sector perspective, stock selection in the financials and information-technology sectors detracted most from relative results, while the Fund benefited from strong stock selection in the consumer-discretionary sector.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI Frontier Emerging Markets Index	MSCI Frontier Markets Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,072	$10,366	$10,366
11/30/2015	$9,783	$9,721	$9,907
12/31/2015	$9,837	$9,736	$9,877
1/31/2016	$9,294	$9,178	$9,201
2/29/2016	$9,294	$9,445	$9,523
3/31/2016	$9,583	$10,225	$9,784
4/30/2016	$9,692	$10,502	$10,083
5/31/2016	$9,583	$10,482	$10,185
6/30/2016	$9,475	$10,598	$9,830
7/31/2016	$9,547	$10,789	$9,952
8/31/2016	$9,547	$10,733	$9,839
9/30/2016	$9,511	$10,680	$10,091
10/31/2016	$9,330	$10,588	$10,051
11/30/2016	$8,824	$9,963	$9,872
12/31/2016	$8,716	$10,223	$10,140
1/31/2017	$8,860	$10,843	$10,816
2/28/2017	$8,824	$10,779	$10,776
3/31/2017	$9,041	$10,980	$11,042
4/30/2017	$9,366	$11,165	$11,171
5/31/2017	$9,764	$11,633	$11,648
6/30/2017	$9,764	$11,615	$11,719
7/31/2017	$9,656	$11,880	$11,966
8/31/2017	$9,764	$12,107	$12,407
9/30/2017	$9,945	$12,339	$12,661
10/31/2017	$10,090	$12,355	$12,816
11/30/2017	$10,379	$12,497	$12,965
12/31/2017	$10,560	$12,961	$13,371
1/31/2018	$11,030	$13,566	$14,137
2/28/2018	$10,705	$13,178	$13,927
3/31/2018	$10,741	$13,168	$14,053
4/30/2018	$10,560	$13,068	$13,610
5/31/2018	$9,620	$12,104	$12,355
6/30/2018	$9,258	$11,716	$11,918
7/31/2018	$9,547	$12,126	$12,355
8/31/2018	$9,222	$11,734	$11,689
9/30/2018	$9,077	$11,529	$11,682
10/31/2018	$8,499	$11,066	$11,269
11/30/2018	$8,824	$11,241	$11,514
12/31/2018	$8,607	$11,069	$11,177
1/31/2019	$9,511	$11,852	$11,708
2/28/2019	$9,547	$11,917	$11,802
3/31/2019	$9,439	$12,114	$11,945
4/30/2019	$9,837	$12,163	$11,965
5/31/2019	$9,620	$12,100	$12,224
6/30/2019	$10,234	$12,687	$12,505
7/31/2019	$10,307	$12,731	$12,818
8/31/2019	$9,909	$11,944	$12,614
9/30/2019	$9,909	$11,831	$12,368
10/31/2019	$10,343	$12,140	$12,468
11/30/2019	$10,451	$12,078	$12,638
12/31/2019	$10,885	$12,629	$13,187
1/31/2020	$10,994	$12,224	$13,180
2/29/2020	$10,307	$11,414	$12,405
3/31/2020	$7,486	$8,643	$9,680
4/30/2020	$8,390	$9,337	$10,333
5/31/2020	$9,330	$9,707	$10,925
6/30/2020	$10,054	$10,033	$11,108
7/31/2020	$10,705	$10,030	$11,031
8/31/2020	$11,102	$10,589	$11,940
9/30/2020	$10,885	$10,469	$12,029
10/31/2020	$11,175	$10,697	$12,155
11/30/2020	$12,838	$11,479	$12,652
12/31/2020	$13,959	$12,293	$13,375
1/31/2021	$13,851	$11,728	$13,426
2/28/2021	$14,502	$11,957	$13,444
3/31/2021	$14,176	$11,545	$13,483
4/30/2021	$14,466	$11,790	$14,406
5/31/2021	$14,863	$12,272	$14,984
6/30/2021	$15,478	$12,375	$15,384
7/31/2021	$15,442	$11,902	$15,335
8/31/2021	$16,455	$12,722	$15,716
9/30/2021	$15,912	$12,576	$15,902
10/31/2021	$16,382	$13,234	$16,541
11/30/2021	$15,044	$12,731	$15,779
12/31/2021	$15,160	$12,821	$16,015
1/31/2022	$13,410	$12,917	$15,450
2/28/2022	$12,317	$12,753	$14,770
3/31/2022	$12,427	$12,883	$14,749
4/30/2022	$10,969	$12,050	$14,349
5/31/2022	$10,459	$11,821	$13,435
6/30/2022	$9,183	$10,524	$12,718
7/31/2022	$9,693	$10,684	$12,876
8/31/2022	$9,766	$10,811	$13,109
9/30/2022	$8,928	$9,610	$11,895
10/31/2022	$9,038	$9,818	$11,382
11/30/2022	$9,220	$10,689	$11,972
12/31/2022	$8,928	$10,490	$11,796
1/31/2023	$9,985	$11,004	$12,327
2/28/2023	$9,912	$10,577	$12,022
3/31/2023	$10,058	$10,741	$12,161
4/30/2023	$10,021	$10,853	$12,224
5/31/2023	$10,167	$10,583	$12,145
6/30/2023	$10,532	$10,955	$12,420
7/31/2023	$10,896	$11,656	$13,285
8/31/2023	$10,677	$11,149	$13,165
9/30/2023	$10,422	$10,917	$12,666
10/31/2023	$9,912	$10,346	$11,931
11/30/2023	$10,860	$11,131	$12,779
12/31/2023	$11,443	$11,731	$13,168
1/31/2024	$11,370	$11,896	$13,300
2/29/2024	$11,953	$12,076	$13,307
3/31/2024	$12,062	$12,386	$13,860
4/30/2024	$11,916	$12,001	$13,446
5/31/2024	$12,354	$12,234	$13,952
6/30/2024	$12,536	$12,127	$13,950
7/31/2024	$12,536	$12,420	$14,209
8/31/2024	$13,447	$12,838	$14,492
9/30/2024	$13,666	$13,137	$14,578
10/31/2024	$13,192	$12,879	$14,495
11/30/2024	$13,010	$12,546	$14,382
12/31/2024	$12,665	$12,466	$14,408
1/31/2025	$13,215	$12,561	$14,845
2/28/2025	$13,068	$12,829	$15,120
3/31/2025	$12,701	$13,309	$15,551
4/30/2025	$13,362	$13,421	$15,368
5/31/2025	$13,803	$14,107	$16,386
6/30/2025	$14,170	$14,745	$17,284
7/31/2025	$13,656	$15,349	$18,461
8/31/2025	$13,949	$16,257	$19,623
9/30/2025	$13,839	$16,560	$19,857

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	1.27%	4.92%	3.30%
MSCI Frontier Emerging Markets Index	26.06%	9.61%	5.17%
MSCI Frontier Markets Index	36.22%	10.55%	7.10%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$34,854,994
# of Portfolio Holdings	35
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$499,828

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	8.6%
MercadoLibre, Inc.	8.1%
Sea Ltd., ADR	8.0%
Akdital Holding	6.7%
Baltic Classifieds Group PLC	6.7%
Grupo Aeroportuario del Centro Norte SAB de CV	4.7%
Military Commercial Joint Stock Bank	4.6%
Cholamandalam Investment & Finance Co. Ltd.	4.5%
TBC Bank Group PLC	3.9%
FPT Digital Retail JSC	3.8%

Top 10 Industries (%)

Industry	Value
Diversified Banks	24.5%
Broadline Retail	16.0%
Consumer Finance	15.0%
Health Care Facilities	7.8%
Interactive Media & Services	6.7%
Airport Services	4.7%
Computer & Electronics Retail	3.8%
Health Care Services	2.8%
Property & Casualty Insurance	2.7%
Distillers & Vintners	2.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Frontier Emerging Small Countries Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Frontier Emerging Small Countries Fund

Institutional Class  WIFMX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Frontier Emerging Small Countries Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$197	1.95%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, frontier emerging market equities had sharp gains. Signs of economic growth in select frontier- and emerging-market economies and a weakening dollar were catalysts for markets.

While the Fund ended the period with gains, it did not keep pace with the benchmark. A few large positions in the portfolio reported lighter-than-expected results and weighed on performance. Additionally, as the dollar weakened some of the top performers in the index were cyclical companies or other businesses that we believe are more dependent on exogenous factors such as a commodity price for growth. We were generally underexposed to such businesses. Instead, we believe the companies in our portfolio are tied to secular growth drivers and are spearheading domestic transformations within their local countries. We see a higher capacity for long-term earnings growth in these businesses.

Looking at performance from a geographic perspective, stock selection in Vietnam was the largest detractor from performance relative to the benchmark. However, the Fund’s underweight to the Philippines, which is a large weight in the index, contributed to relative results. From a sector perspective, stock selection in the financials and information-technology sectors detracted most from relative results, while the Fund benefited from strong stock selection in the consumer-discretionary sector.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI Frontier Emerging Markets Index	MSCI Frontier Markets Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,072	$10,366	$10,366
11/30/2015	$9,783	$9,721	$9,907
12/31/2015	$9,837	$9,736	$9,877
1/31/2016	$9,294	$9,178	$9,201
2/29/2016	$9,330	$9,445	$9,523
3/31/2016	$9,620	$10,225	$9,784
4/30/2016	$9,728	$10,502	$10,083
5/31/2016	$9,620	$10,482	$10,185
6/30/2016	$9,475	$10,598	$9,830
7/31/2016	$9,547	$10,789	$9,952
8/31/2016	$9,547	$10,733	$9,839
9/30/2016	$9,547	$10,680	$10,091
10/31/2016	$9,366	$10,588	$10,051
11/30/2016	$8,860	$9,963	$9,872
12/31/2016	$8,752	$10,223	$10,140
1/31/2017	$8,860	$10,843	$10,816
2/28/2017	$8,860	$10,779	$10,776
3/31/2017	$9,077	$10,980	$11,042
4/30/2017	$9,403	$11,165	$11,171
5/31/2017	$9,800	$11,633	$11,648
6/30/2017	$9,800	$11,615	$11,719
7/31/2017	$9,728	$11,880	$11,966
8/31/2017	$9,837	$12,107	$12,407
9/30/2017	$9,981	$12,339	$12,661
10/31/2017	$10,126	$12,355	$12,816
11/30/2017	$10,451	$12,497	$12,965
12/31/2017	$10,632	$12,961	$13,371
1/31/2018	$11,102	$13,566	$14,137
2/28/2018	$10,777	$13,178	$13,927
3/31/2018	$10,813	$13,168	$14,053
4/30/2018	$10,632	$13,068	$13,610
5/31/2018	$9,656	$12,104	$12,355
6/30/2018	$9,330	$11,716	$11,918
7/31/2018	$9,620	$12,126	$12,355
8/31/2018	$9,294	$11,734	$11,689
9/30/2018	$9,150	$11,529	$11,682
10/31/2018	$8,571	$11,066	$11,269
11/30/2018	$8,860	$11,241	$11,514
12/31/2018	$8,643	$11,069	$11,177
1/31/2019	$9,583	$11,852	$11,708
2/28/2019	$9,620	$11,917	$11,802
3/31/2019	$9,511	$12,114	$11,945
4/30/2019	$9,909	$12,163	$11,965
5/31/2019	$9,692	$12,100	$12,224
6/30/2019	$10,307	$12,687	$12,505
7/31/2019	$10,379	$12,731	$12,818
8/31/2019	$10,017	$11,944	$12,614
9/30/2019	$9,981	$11,831	$12,368
10/31/2019	$10,415	$12,140	$12,468
11/30/2019	$10,524	$12,078	$12,638
12/31/2019	$10,958	$12,629	$13,187
1/31/2020	$11,102	$12,224	$13,180
2/29/2020	$10,379	$11,414	$12,405
3/31/2020	$7,558	$8,643	$9,680
4/30/2020	$8,462	$9,337	$10,333
5/31/2020	$9,403	$9,707	$10,925
6/30/2020	$10,162	$10,033	$11,108
7/31/2020	$10,813	$10,030	$11,031
8/31/2020	$11,247	$10,589	$11,940
9/30/2020	$11,030	$10,469	$12,029
10/31/2020	$11,319	$10,697	$12,155
11/30/2020	$12,983	$11,479	$12,652
12/31/2020	$14,104	$12,293	$13,375
1/31/2021	$13,995	$11,728	$13,426
2/28/2021	$14,683	$11,957	$13,444
3/31/2021	$14,321	$11,545	$13,483
4/30/2021	$14,646	$11,790	$14,406
5/31/2021	$15,044	$12,272	$14,984
6/30/2021	$15,659	$12,375	$15,384
7/31/2021	$15,623	$11,902	$15,335
8/31/2021	$16,635	$12,722	$15,716
9/30/2021	$16,129	$12,576	$15,902
10/31/2021	$16,563	$13,234	$16,541
11/30/2021	$15,225	$12,731	$15,779
12/31/2021	$15,362	$12,821	$16,015
1/31/2022	$13,611	$12,917	$15,450
2/28/2022	$12,479	$12,753	$14,770
3/31/2022	$12,625	$12,883	$14,749
4/30/2022	$11,129	$12,050	$14,349
5/31/2022	$10,618	$11,821	$13,435
6/30/2022	$9,305	$10,524	$12,718
7/31/2022	$9,816	$10,684	$12,876
8/31/2022	$9,889	$10,811	$13,109
9/30/2022	$9,049	$9,610	$11,895
10/31/2022	$9,195	$9,818	$11,382
11/30/2022	$9,414	$10,689	$11,972
12/31/2022	$9,086	$10,490	$11,796
1/31/2023	$10,181	$11,004	$12,327
2/28/2023	$10,108	$10,577	$12,022
3/31/2023	$10,254	$10,741	$12,161
4/30/2023	$10,217	$10,853	$12,224
5/31/2023	$10,363	$10,583	$12,145
6/30/2023	$10,728	$10,955	$12,420
7/31/2023	$11,129	$11,656	$13,285
8/31/2023	$10,874	$11,149	$13,165
9/30/2023	$10,618	$10,917	$12,666
10/31/2023	$10,108	$10,346	$11,931
11/30/2023	$11,056	$11,131	$12,779
12/31/2023	$11,677	$11,731	$13,168
1/31/2024	$11,604	$11,896	$13,300
2/29/2024	$12,187	$12,076	$13,307
3/31/2024	$12,297	$12,386	$13,860
4/30/2024	$12,187	$12,001	$13,446
5/31/2024	$12,625	$12,234	$13,952
6/30/2024	$12,808	$12,127	$13,950
7/31/2024	$12,808	$12,420	$14,209
8/31/2024	$13,756	$12,838	$14,492
9/30/2024	$13,975	$13,137	$14,578
10/31/2024	$13,501	$12,879	$14,495
11/30/2024	$13,319	$12,546	$14,382
12/31/2024	$12,961	$12,466	$14,408
1/31/2025	$13,514	$12,561	$14,845
2/28/2025	$13,366	$12,829	$15,120
3/31/2025	$12,998	$13,309	$15,551
4/30/2025	$13,661	$13,421	$15,368
5/31/2025	$14,139	$14,107	$16,386
6/30/2025	$14,508	$14,745	$17,284
7/31/2025	$13,955	$15,349	$18,461
8/31/2025	$14,287	$16,257	$19,623
9/30/2025	$14,176	$16,560	$19,857

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	1.44%	5.15%	3.55%
MSCI Frontier Emerging Markets Index	26.06%	9.61%	5.17%
MSCI Frontier Markets Index	36.22%	10.55%	7.10%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$34,854,994
# of Portfolio Holdings	35
Portfolio Turnover Rate	60%
Total Advisory Fees Paid	$499,828

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	8.6%
MercadoLibre, Inc.	8.1%
Sea Ltd., ADR	8.0%
Akdital Holding	6.7%
Baltic Classifieds Group PLC	6.7%
Grupo Aeroportuario del Centro Norte SAB de CV	4.7%
Military Commercial Joint Stock Bank	4.6%
Cholamandalam Investment & Finance Co. Ltd.	4.5%
TBC Bank Group PLC	3.9%
FPT Digital Retail JSC	3.8%

Top 10 Industries (%)

Industry	Value
Diversified Banks	24.5%
Broadline Retail	16.0%
Consumer Finance	15.0%
Health Care Facilities	7.8%
Interactive Media & Services	6.7%
Airport Services	4.7%
Computer & Electronics Retail	3.8%
Health Care Services	2.8%
Property & Casualty Insurance	2.7%
Distillers & Vintners	2.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Frontier Emerging Small Countries Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Global Select Fund

Investor Class  WAGSX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.36%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. At points during the period, economic uncertainty and concern that high U.S. interest rates may persist weighed on equities. Global equities fell precipitously in early April after President Donald Trump unveiled tariff rates for countries that were much higher than investors had anticipated. However, stocks then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. Monetary stimulus from several key central banks around the world was also supportive of equities.

Amid this backdrop, the Fund underperformed its benchmark. Our selection of stocks within the U.S. was a large reason for the underperformance. Broadly speaking, what we perceived as lower quality stocks tended to outperform in U.S. markets during the rebound that began in April. We saw stocks of companies with weaker balance sheets and no current earnings that rebounded sharply. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led those stocks lower. And given that we run a concentrated portfolio, those relatively few positions had a large effect on performance. While disappointed with the Fund’s performance, we continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI ACWI Index	MSCI ACWI Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000
10/31/2019	$10,360	$10,274	$10,310
11/30/2019	$10,810	$10,524	$10,645
12/31/2019	$10,940	$10,895	$10,908
1/31/2020	$11,020	$10,775	$10,891
2/29/2020	$10,260	$9,904	$9,984
3/31/2020	$8,990	$8,567	$8,526
4/30/2020	$10,040	$9,485	$9,636
5/31/2020	$11,150	$9,898	$10,480
6/30/2020	$11,480	$10,214	$10,807
7/31/2020	$12,190	$10,754	$11,552
8/31/2020	$12,750	$11,412	$12,002
9/30/2020	$12,600	$11,044	$11,837
10/31/2020	$12,420	$10,776	$11,711
11/30/2020	$14,110	$12,104	$13,179
12/31/2020	$14,734	$12,666	$13,958
1/31/2021	$13,962	$12,608	$13,790
2/28/2021	$13,992	$12,901	$13,966
3/31/2021	$13,912	$13,245	$13,918
4/30/2021	$14,824	$13,824	$14,636
5/31/2021	$15,164	$14,039	$14,754
6/30/2021	$15,475	$14,224	$15,186
7/31/2021	$15,966	$14,322	$15,311
8/31/2021	$16,647	$14,681	$15,733
9/30/2021	$15,855	$14,074	$15,014
10/31/2021	$16,577	$14,793	$15,745
11/30/2021	$15,926	$14,437	$15,262
12/31/2021	$15,918	$15,014	$15,527
1/31/2022	$13,766	$14,277	$13,765
2/28/2022	$13,403	$13,908	$13,595
3/31/2022	$13,233	$14,209	$13,766
4/30/2022	$11,828	$13,072	$12,367
5/31/2022	$11,375	$13,087	$12,206
6/30/2022	$10,378	$11,984	$11,129
7/31/2022	$11,534	$12,821	$12,102
8/31/2022	$10,899	$12,349	$11,666
9/30/2022	$9,868	$11,167	$10,478
10/31/2022	$10,469	$11,841	$11,029
11/30/2022	$11,182	$12,759	$11,959
12/31/2022	$10,650	$12,257	$11,581
1/31/2023	$11,794	$13,135	$12,547
2/28/2023	$11,636	$12,759	$12,220
3/31/2023	$11,681	$13,152	$12,460
4/30/2023	$11,432	$13,341	$12,417
5/31/2023	$11,522	$13,198	$12,277
6/30/2023	$12,338	$13,965	$12,927
7/31/2023	$12,565	$14,476	$13,441
8/31/2023	$12,134	$14,071	$12,922
9/30/2023	$11,624	$13,490	$12,274
10/31/2023	$11,103	$13,084	$11,540
11/30/2023	$12,655	$14,292	$12,843
12/31/2023	$13,607	$14,978	$13,712
1/31/2024	$12,973	$15,066	$13,483
2/29/2024	$13,505	$15,712	$14,259
3/31/2024	$13,675	$16,206	$14,583
4/30/2024	$12,780	$15,671	$13,879
5/31/2024	$13,233	$16,308	$14,114
6/30/2024	$13,120	$16,671	$14,183
7/31/2024	$13,596	$16,940	$14,538
8/31/2024	$13,913	$17,370	$14,891
9/30/2024	$14,230	$17,773	$15,429
10/31/2024	$13,732	$17,374	$14,960
11/30/2024	$14,649	$18,024	$15,813
12/31/2024	$13,675	$17,598	$15,163
1/31/2025	$14,672	$18,188	$15,881
2/28/2025	$14,174	$18,079	$15,574
3/31/2025	$13,460	$17,365	$15,010
4/30/2025	$14,094	$17,526	$15,641
5/31/2025	$14,672	$18,534	$16,781
6/30/2025	$15,057	$19,366	$17,712
7/31/2025	$14,479	$19,629	$17,838
8/31/2025	$14,479	$20,113	$18,123
9/30/2025	$14,366	$20,842	$18,414

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	Since Inception 10/1/19
Investor Class	0.96%	2.66%	6.22%
MSCI ACWI Index	17.27%	13.54%	13.02%
MSCI ACWI Mid Cap Growth Index	19.35%	9.24%	10.71%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$12,795,921
# of Portfolio Holdings	33
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	4.6%
HealthEquity, Inc.	4.4%
Monolithic Power Systems, Inc.	4.2%
Scout24 SE	4.1%
BayCurrent, Inc.	4.1%
HEICO Corp., Class A	4.1%
Halma PLC	4.0%
Dollarama, Inc.	3.8%
RBC Bearings, Inc.	3.8%
Sugi Holdings Co. Ltd.	3.8%

Top 10 Industries (%)

Industry	Value
Application Software	11.9%
Research & Consulting Services	7.5%
Broadline Retail	7.4%
Semiconductors	4.8%
Consumer Finance	4.6%
Managed Health Care	4.4%
Interactive Media & Services	4.1%
Aerospace & Defense	4.1%
Electronic Equipment & Instruments	4.0%
Industrial Machinery & Supplies & Components	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.2%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Select Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Global Select Fund

Institutional Class  WGGSX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.96%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. At points during the period, economic uncertainty and concern that high U.S. interest rates may persist weighed on equities. Global equities fell precipitously in early April after President Donald Trump unveiled tariff rates for countries that were much higher than investors had anticipated. However, stocks then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. Monetary stimulus from several key central banks around the world was also supportive of equities.

Amid this backdrop, the Fund underperformed its benchmark. Our selection of stocks within the U.S. was a large reason for the underperformance. Broadly speaking, what we perceived as lower quality stocks tended to outperform in U.S. markets during the rebound that began in April. We saw stocks of companies with weaker balance sheets and no current earnings that rebounded sharply. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led those stocks lower. And given that we run a concentrated portfolio, those relatively few positions had a large effect on performance. While disappointed with the Fund’s performance, we continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI ACWI Index	MSCI ACWI Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000
10/31/2019	$10,360	$10,274	$10,310
11/30/2019	$10,820	$10,524	$10,645
12/31/2019	$10,940	$10,895	$10,908
1/31/2020	$11,040	$10,775	$10,891
2/29/2020	$10,280	$9,904	$9,984
3/31/2020	$9,010	$8,567	$8,526
4/30/2020	$10,060	$9,485	$9,636
5/31/2020	$11,170	$9,898	$10,480
6/30/2020	$11,510	$10,214	$10,807
7/31/2020	$12,220	$10,754	$11,552
8/31/2020	$12,790	$11,412	$12,002
9/30/2020	$12,640	$11,044	$11,837
10/31/2020	$12,470	$10,776	$11,711
11/30/2020	$14,170	$12,104	$13,179
12/31/2020	$14,794	$12,666	$13,958
1/31/2021	$14,022	$12,608	$13,790
2/28/2021	$14,052	$12,901	$13,966
3/31/2021	$13,982	$13,245	$13,918
4/30/2021	$14,904	$13,824	$14,636
5/31/2021	$15,244	$14,039	$14,754
6/30/2021	$15,565	$14,224	$15,186
7/31/2021	$16,066	$14,322	$15,311
8/31/2021	$16,757	$14,681	$15,733
9/30/2021	$15,966	$14,074	$15,014
10/31/2021	$16,697	$14,793	$15,745
11/30/2021	$16,046	$14,437	$15,262
12/31/2021	$16,050	$15,014	$15,527
1/31/2022	$13,877	$14,277	$13,765
2/28/2022	$13,515	$13,908	$13,595
3/31/2022	$13,357	$14,209	$13,766
4/30/2022	$11,942	$13,072	$12,367
5/31/2022	$11,489	$13,087	$12,206
6/30/2022	$10,481	$11,984	$11,129
7/31/2022	$11,647	$12,821	$12,102
8/31/2022	$11,013	$12,349	$11,666
9/30/2022	$9,983	$11,167	$10,478
10/31/2022	$10,583	$11,841	$11,029
11/30/2022	$11,308	$12,759	$11,959
12/31/2022	$10,776	$12,257	$11,581
1/31/2023	$11,930	$13,135	$12,547
2/28/2023	$11,783	$12,759	$12,220
3/31/2023	$11,828	$13,152	$12,460
4/30/2023	$11,591	$13,341	$12,417
5/31/2023	$11,681	$13,198	$12,277
6/30/2023	$12,508	$13,965	$12,927
7/31/2023	$12,745	$14,476	$13,441
8/31/2023	$12,315	$14,071	$12,922
9/30/2023	$11,806	$13,490	$12,274
10/31/2023	$11,274	$13,084	$11,540
11/30/2023	$12,859	$14,292	$12,843
12/31/2023	$13,821	$14,978	$13,712
1/31/2024	$13,187	$15,066	$13,483
2/29/2024	$13,730	$15,712	$14,259
3/31/2024	$13,900	$16,206	$14,583
4/30/2024	$13,006	$15,671	$13,879
5/31/2024	$13,458	$16,308	$14,114
6/30/2024	$13,357	$16,671	$14,183
7/31/2024	$13,843	$16,940	$14,538
8/31/2024	$14,172	$17,370	$14,891
9/30/2024	$14,500	$17,773	$15,429
10/31/2024	$13,990	$17,374	$14,960
11/30/2024	$14,941	$18,024	$15,813
12/31/2024	$13,945	$17,598	$15,163
1/31/2025	$14,975	$18,188	$15,881
2/28/2025	$14,466	$18,079	$15,574
3/31/2025	$13,741	$17,365	$15,010
4/30/2025	$14,398	$17,526	$15,641
5/31/2025	$14,987	$18,534	$16,781
6/30/2025	$15,394	$19,366	$17,712
7/31/2025	$14,794	$19,629	$17,838
8/31/2025	$14,805	$20,113	$18,123
9/30/2025	$14,692	$20,842	$18,414

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	Since Inception 10/1/19
Institutional Class	1.33%	3.05%	6.62%
MSCI ACWI Index	17.27%	13.54%	13.02%
MSCI ACWI Mid Cap Growth Index	19.35%	9.24%	10.71%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$12,795,921
# of Portfolio Holdings	33
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Bajaj Finance Ltd.	4.6%
HealthEquity, Inc.	4.4%
Monolithic Power Systems, Inc.	4.2%
Scout24 SE	4.1%
BayCurrent, Inc.	4.1%
HEICO Corp., Class A	4.1%
Halma PLC	4.0%
Dollarama, Inc.	3.8%
RBC Bearings, Inc.	3.8%
Sugi Holdings Co. Ltd.	3.8%

Top 10 Industries (%)

Industry	Value
Application Software	11.9%
Research & Consulting Services	7.5%
Broadline Retail	7.4%
Semiconductors	4.8%
Consumer Finance	4.6%
Managed Health Care	4.4%
Interactive Media & Services	4.1%
Aerospace & Defense	4.1%
Electronic Equipment & Instruments	4.0%
Industrial Machinery & Supplies & Components	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.2%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Select Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Global Opportunities Fund

Investor Class  WAGOX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Global Opportunities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$145	1.48%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. At points during the period, economic uncertainty and concern that high U.S. interest rates may persist were factors that weighed on equities. Global equities fell precipitously in early April after President Donald Trump unveiled tariff rates for countries that were much higher than investors had anticipated. However, stocks rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. Monetary stimulus from several key central banks around the world was also supportive of equities.

Amid this backdrop, the Fund underperformed its benchmark. Our selection of stocks within the U.S. was a large reason for the underperformance. Broadly speaking, what we perceived as lower quality stocks tended to outperform in U.S. markets during the rebound that began in April. We saw stocks of companies with weaker balance sheets and no current earnings that rebounded sharply. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led those stocks lower. Those positions had a large effect on performance. While disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI ACWI Index	MSCI ACWI Small Cap Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,570	$10,785	$10,576
11/30/2015	$10,883	$10,696	$10,654
12/31/2015	$10,920	$10,503	$10,414
1/31/2016	$9,886	$9,869	$9,604
2/29/2016	$9,596	$9,802	$9,659
3/31/2016	$10,339	$10,528	$10,487
4/30/2016	$10,371	$10,683	$10,724
5/31/2016	$10,629	$10,697	$10,800
6/30/2016	$10,500	$10,632	$10,645
7/31/2016	$11,146	$11,090	$11,218
8/31/2016	$11,114	$11,128	$11,255
9/30/2016	$11,373	$11,196	$11,421
10/31/2016	$10,888	$11,006	$11,028
11/30/2016	$10,629	$11,089	$11,380
12/31/2016	$10,440	$11,329	$11,621
1/31/2017	$11,110	$11,639	$11,917
2/28/2017	$11,321	$11,965	$12,208
3/31/2017	$11,674	$12,112	$12,322
4/30/2017	$12,133	$12,300	$12,559
5/31/2017	$12,450	$12,572	$12,639
6/30/2017	$12,662	$12,629	$12,825
7/31/2017	$12,944	$12,982	$13,134
8/31/2017	$12,803	$13,032	$13,155
9/30/2017	$13,261	$13,284	$13,616
10/31/2017	$13,473	$13,559	$13,845
11/30/2017	$14,143	$13,822	$14,140
12/31/2017	$14,369	$14,045	$14,388
1/31/2018	$15,152	$14,837	$14,934
2/28/2018	$14,995	$14,214	$14,335
3/31/2018	$15,230	$13,910	$14,320
4/30/2018	$14,878	$14,042	$14,435
5/31/2018	$15,347	$14,060	$14,741
6/30/2018	$15,465	$13,984	$14,598
7/31/2018	$15,739	$14,406	$14,775
8/31/2018	$16,404	$14,519	$15,038
9/30/2018	$16,013	$14,582	$14,797
10/31/2018	$14,134	$13,489	$13,322
11/30/2018	$14,838	$13,686	$13,465
12/31/2018	$13,344	$12,722	$12,317
1/31/2019	$14,557	$13,727	$13,523
2/28/2019	$15,490	$14,094	$13,998
3/31/2019	$15,584	$14,271	$13,931
4/30/2019	$16,517	$14,753	$14,326
5/31/2019	$16,004	$13,878	$13,413
6/30/2019	$16,797	$14,787	$14,166
7/31/2019	$16,704	$14,830	$14,218
8/31/2019	$16,237	$14,478	$13,710
9/30/2019	$16,144	$14,783	$13,990
10/31/2019	$16,564	$15,188	$14,392
11/30/2019	$17,310	$15,558	$14,802
12/31/2019	$17,758	$16,106	$15,354
1/31/2020	$17,859	$15,928	$14,908
2/29/2020	$16,591	$14,642	$13,570
3/31/2020	$13,242	$12,665	$10,718
4/30/2020	$15,373	$14,022	$12,163
5/31/2020	$17,301	$14,632	$12,965
6/30/2020	$17,910	$15,099	$13,381
7/31/2020	$18,874	$15,898	$13,980
8/31/2020	$19,889	$16,871	$14,752
9/30/2020	$19,889	$16,327	$14,441
10/31/2020	$20,599	$15,930	$14,430
11/30/2020	$23,389	$17,894	$16,629
12/31/2020	$25,255	$18,724	$17,861
1/31/2021	$25,255	$18,639	$18,189
2/28/2021	$26,445	$19,071	$19,117
3/31/2021	$25,928	$19,580	$19,508
4/30/2021	$27,274	$20,436	$20,312
5/31/2021	$27,377	$20,754	$20,523
6/30/2021	$28,464	$21,028	$20,617
7/31/2021	$28,930	$21,173	$20,461
8/31/2021	$30,379	$21,703	$20,928
9/30/2021	$30,172	$20,806	$20,305
10/31/2021	$31,465	$21,868	$20,955
11/30/2021	$30,430	$21,342	$19,984
12/31/2021	$30,686	$22,195	$20,735
1/31/2022	$26,311	$21,105	$19,245
2/28/2022	$25,693	$20,560	$19,223
3/31/2022	$25,693	$21,006	$19,440
4/30/2022	$22,832	$19,324	$17,988
5/31/2022	$21,823	$19,347	$17,919
6/30/2022	$19,803	$17,716	$16,118
7/31/2022	$21,710	$18,953	$17,461
8/31/2022	$21,205	$18,255	$17,009
9/30/2022	$19,018	$16,508	$15,269
10/31/2022	$19,803	$17,504	$16,341
11/30/2022	$21,262	$18,862	$17,410
12/31/2022	$19,954	$18,119	$16,864
1/31/2023	$22,191	$19,418	$18,356
2/28/2023	$21,617	$18,862	$17,963
3/31/2023	$21,216	$19,443	$17,580
4/30/2023	$21,101	$19,723	$17,579
5/31/2023	$21,101	$19,511	$17,179
6/30/2023	$22,821	$20,644	$18,217
7/31/2023	$23,223	$21,400	$19,150
8/31/2023	$22,535	$20,802	$18,484
9/30/2023	$21,445	$19,942	$17,596
10/31/2023	$19,668	$19,342	$16,549
11/30/2023	$22,477	$21,127	$18,098
12/31/2023	$25,058	$22,142	$19,704
1/31/2024	$23,681	$22,272	$19,187
2/29/2024	$25,000	$23,228	$19,811
3/31/2024	$24,886	$23,957	$20,474
4/30/2024	$23,108	$23,167	$19,620
5/31/2024	$24,083	$24,108	$20,400
6/30/2024	$24,828	$24,644	$20,155
7/31/2024	$25,688	$25,042	$21,326
8/31/2024	$26,491	$25,678	$21,470
9/30/2024	$27,351	$26,274	$21,928
10/31/2024	$26,663	$25,685	$21,293
11/30/2024	$28,441	$26,645	$22,401
12/31/2024	$26,736	$26,015	$21,213
1/31/2025	$28,290	$26,888	$21,762
2/28/2025	$26,487	$26,726	$21,061
3/31/2025	$24,560	$25,670	$20,371
4/30/2025	$24,933	$25,909	$20,571
5/31/2025	$26,176	$27,399	$21,827
6/30/2025	$27,544	$28,629	$22,890
7/31/2025	$27,047	$29,017	$23,146
8/31/2025	$26,674	$29,734	$24,256
9/30/2025	$25,990	$30,811	$24,738

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(4.98%)	5.50%	10.02%
MSCI ACWI Index	17.27%	13.54%	11.91%
MSCI ACWI Small Cap Index	12.82%	11.37%	9.48%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$182,843,254
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,512,938

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.6%
Ensign Group, Inc.	3.4%
ASPEED Technology, Inc.	3.4%
Nova Ltd.	3.3%
Shift4 Payments, Inc., Class A	3.3%
AU Small Finance Bank Ltd.	3.0%
RBC Bearings, Inc.	3.0%
BayCurrent, Inc.	2.9%
Diploma PLC	2.5%
Rakus Co. Ltd.	2.5%

Top 10 Industries (%)

Industry	Value
Application Software	8.3%
Industrial Machinery & Supplies & Components	6.8%
Semiconductors	6.5%
Health Care Facilities	5.8%
Trading Companies & Distributors	5.4%
Semiconductor Materials & Equipment	5.0%
Regional Banks	4.9%
Asset Management & Custody Banks	4.1%
Building Products	4.0%
Transaction & Payment Processing Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.7%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Opportunities Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Global Opportunities Fund

Institutional Class  WIGOX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Global Opportunities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$132	1.35%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. At points during the period, economic uncertainty and concern that high U.S. interest rates may persist were factors that weighed on equities. Global equities fell precipitously in early April after President Donald Trump unveiled tariff rates for countries that were much higher than investors had anticipated. However, stocks rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. Monetary stimulus from several key central banks around the world was also supportive of equities.

Amid this backdrop, the Fund underperformed its benchmark. Our selection of stocks within the U.S. was a large reason for the underperformance. Broadly speaking, what we perceived as lower quality stocks tended to outperform in U.S. markets during the rebound that began in April. We saw stocks of companies with weaker balance sheets and no current earnings that rebounded sharply. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led those stocks lower. Those positions had a large effect on performance. While disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI ACWI Index	MSCI ACWI Small Cap Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,570	$10,785	$10,576
11/30/2015	$10,883	$10,696	$10,654
12/31/2015	$10,920	$10,503	$10,414
1/31/2016	$9,886	$9,869	$9,604
2/29/2016	$9,596	$9,802	$9,659
3/31/2016	$10,339	$10,528	$10,487
4/30/2016	$10,371	$10,683	$10,724
5/31/2016	$10,629	$10,697	$10,800
6/30/2016	$10,500	$10,632	$10,645
7/31/2016	$11,146	$11,090	$11,218
8/31/2016	$11,114	$11,128	$11,255
9/30/2016	$11,373	$11,196	$11,421
10/31/2016	$10,920	$11,006	$11,028
11/30/2016	$10,629	$11,089	$11,380
12/31/2016	$10,433	$11,329	$11,621
1/31/2017	$11,105	$11,639	$11,917
2/28/2017	$11,317	$11,965	$12,208
3/31/2017	$11,671	$12,112	$12,322
4/30/2017	$12,130	$12,300	$12,559
5/31/2017	$12,484	$12,572	$12,639
6/30/2017	$12,696	$12,629	$12,825
7/31/2017	$12,979	$12,982	$13,134
8/31/2017	$12,838	$13,032	$13,155
9/30/2017	$13,297	$13,284	$13,616
10/31/2017	$13,510	$13,559	$13,845
11/30/2017	$14,181	$13,822	$14,140
12/31/2017	$14,408	$14,045	$14,388
1/31/2018	$15,193	$14,837	$14,934
2/28/2018	$15,036	$14,214	$14,335
3/31/2018	$15,271	$13,910	$14,320
4/30/2018	$14,957	$14,042	$14,435
5/31/2018	$15,389	$14,060	$14,741
6/30/2018	$15,507	$13,984	$14,598
7/31/2018	$15,821	$14,406	$14,775
8/31/2018	$16,488	$14,519	$15,038
9/30/2018	$16,096	$14,582	$14,797
10/31/2018	$14,211	$13,489	$13,322
11/30/2018	$14,918	$13,686	$13,465
12/31/2018	$13,420	$12,722	$12,317
1/31/2019	$14,635	$13,727	$13,523
2/28/2019	$15,570	$14,094	$13,998
3/31/2019	$15,664	$14,271	$13,931
4/30/2019	$16,599	$14,753	$14,326
5/31/2019	$16,085	$13,878	$13,413
6/30/2019	$16,880	$14,787	$14,166
7/31/2019	$16,833	$14,830	$14,218
8/31/2019	$16,319	$14,478	$13,710
9/30/2019	$16,272	$14,783	$13,990
10/31/2019	$16,646	$15,188	$14,392
11/30/2019	$17,441	$15,558	$14,802
12/31/2019	$17,893	$16,106	$15,354
1/31/2020	$17,995	$15,928	$14,908
2/29/2020	$16,724	$14,642	$13,570
3/31/2020	$13,318	$12,665	$10,718
4/30/2020	$15,453	$14,022	$12,163
5/31/2020	$17,436	$14,632	$12,965
6/30/2020	$18,046	$15,099	$13,381
7/31/2020	$19,012	$15,898	$13,980
8/31/2020	$20,028	$16,871	$14,752
9/30/2020	$20,028	$16,327	$14,441
10/31/2020	$20,791	$15,930	$14,430
11/30/2020	$23,587	$17,894	$16,629
12/31/2020	$25,508	$18,724	$17,861
1/31/2021	$25,508	$18,639	$18,189
2/28/2021	$26,700	$19,071	$19,117
3/31/2021	$26,130	$19,580	$19,508
4/30/2021	$27,530	$20,436	$20,312
5/31/2021	$27,633	$20,754	$20,523
6/30/2021	$28,722	$21,028	$20,617
7/31/2021	$29,241	$21,173	$20,461
8/31/2021	$30,640	$21,703	$20,928
9/30/2021	$30,485	$20,806	$20,305
10/31/2021	$31,781	$21,868	$20,955
11/30/2021	$30,744	$21,342	$19,984
12/31/2021	$30,969	$22,195	$20,735
1/31/2022	$26,585	$21,105	$19,245
2/28/2022	$25,967	$20,560	$19,223
3/31/2022	$25,967	$21,006	$19,440
4/30/2022	$23,044	$19,324	$17,988
5/31/2022	$22,033	$19,347	$17,919
6/30/2022	$20,009	$17,716	$16,118
7/31/2022	$21,920	$18,953	$17,461
8/31/2022	$21,414	$18,255	$17,009
9/30/2022	$19,222	$16,508	$15,269
10/31/2022	$20,009	$17,504	$16,341
11/30/2022	$21,527	$18,862	$17,410
12/31/2022	$20,160	$18,119	$16,864
1/31/2023	$22,457	$19,418	$18,356
2/28/2023	$21,883	$18,862	$17,963
3/31/2023	$21,481	$19,443	$17,580
4/30/2023	$21,366	$19,723	$17,579
5/31/2023	$21,366	$19,511	$17,179
6/30/2023	$23,089	$20,644	$18,217
7/31/2023	$23,491	$21,400	$19,150
8/31/2023	$22,859	$20,802	$18,484
9/30/2023	$21,711	$19,942	$17,596
10/31/2023	$19,930	$19,342	$16,549
11/30/2023	$22,802	$21,127	$18,098
12/31/2023	$25,386	$22,142	$19,704
1/31/2024	$24,008	$22,272	$19,187
2/29/2024	$25,329	$23,228	$19,811
3/31/2024	$25,214	$23,957	$20,474
4/30/2024	$23,434	$23,167	$19,620
5/31/2024	$24,410	$24,108	$20,400
6/30/2024	$25,157	$24,644	$20,155
7/31/2024	$26,018	$25,042	$21,326
8/31/2024	$26,822	$25,678	$21,470
9/30/2024	$27,741	$26,274	$21,928
10/31/2024	$26,995	$25,685	$21,293
11/30/2024	$28,890	$26,645	$22,401
12/31/2024	$27,126	$26,015	$21,213
1/31/2025	$28,744	$26,888	$21,762
2/28/2025	$26,877	$26,726	$21,061
3/31/2025	$24,948	$25,670	$20,371
4/30/2025	$25,259	$25,909	$20,571
5/31/2025	$26,566	$27,399	$21,827
6/30/2025	$27,997	$28,629	$22,890
7/31/2025	$27,437	$29,017	$23,146
8/31/2025	$27,064	$29,734	$24,256
9/30/2025	$26,379	$30,811	$24,738

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(4.91%)	5.66%	10.19%
MSCI ACWI Index	17.27%	13.54%	11.91%
MSCI ACWI Small Cap Index	12.82%	11.37%	9.48%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$182,843,254
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,512,938

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	3.6%
Ensign Group, Inc.	3.4%
ASPEED Technology, Inc.	3.4%
Nova Ltd.	3.3%
Shift4 Payments, Inc., Class A	3.3%
AU Small Finance Bank Ltd.	3.0%
RBC Bearings, Inc.	3.0%
BayCurrent, Inc.	2.9%
Diploma PLC	2.5%
Rakus Co. Ltd.	2.5%

Top 10 Industries (%)

Industry	Value
Application Software	8.3%
Industrial Machinery & Supplies & Components	6.8%
Semiconductors	6.5%
Health Care Facilities	5.8%
Trading Companies & Distributors	5.4%
Semiconductor Materials & Equipment	5.0%
Regional Banks	4.9%
Asset Management & Custody Banks	4.1%
Building Products	4.0%
Transaction & Payment Processing Services	3.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	100.7%
Other Assets and Liabilities, Net	(0.7%)
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Opportunities Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Global Value Fund

Investor Class  FMIEX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Global Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.10%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. equities experienced sizeable gains but were volatile. Initially, equities were up following the results of the U.S. presidential election. Stocks then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. During the period, monetary stimulus from several central banks around the world was also supportive of equities.

In this environment, the Fund outperformed its benchmark. The Fund was positioned defensively heading into the market downturn that occurred in the first quarter of 2025 with a higher-than-normal allocation to sectors such as consumer staples, utilities and telecommunications. The defensive positioning at the time helped performance relative to the benchmark. Additionally, some of the Fund’s companies in Europe, South Korea and China had positive results, and those stocks were large contributors to performance. While the Fund outperformed its benchmark, its lack of exposure to the United Kingdom and Spain detracted from relative performance as did its overweight to the real-estate sector.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI ACWI Index	MSCI ACWI Value Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,769	$10,785	$10,761
11/30/2015	$10,747	$10,696	$10,622
12/31/2015	$10,510	$10,503	$10,407
1/31/2016	$10,024	$9,869	$9,803
2/29/2016	$9,986	$9,802	$9,747
3/31/2016	$10,715	$10,528	$10,488
4/30/2016	$10,902	$10,683	$10,736
5/31/2016	$11,028	$10,697	$10,689
6/30/2016	$11,139	$10,632	$10,618
7/31/2016	$11,403	$11,090	$11,033
8/31/2016	$11,479	$11,128	$11,148
9/30/2016	$11,392	$11,196	$11,183
10/31/2016	$11,417	$11,006	$11,124
11/30/2016	$11,821	$11,089	$11,357
12/31/2016	$12,260	$11,329	$11,715
1/31/2017	$12,221	$11,639	$11,911
2/28/2017	$12,746	$11,965	$12,205
3/31/2017	$12,641	$12,112	$12,284
4/30/2017	$12,575	$12,300	$12,356
5/31/2017	$12,588	$12,572	$12,483
6/30/2017	$12,754	$12,629	$12,634
7/31/2017	$13,046	$12,982	$12,962
8/31/2017	$12,953	$13,032	$12,899
9/30/2017	$13,228	$13,284	$13,215
10/31/2017	$13,321	$13,559	$13,382
11/30/2017	$13,601	$13,822	$13,617
12/31/2017	$13,635	$14,045	$13,854
1/31/2018	$14,231	$14,837	$14,518
2/28/2018	$13,543	$14,214	$13,788
3/31/2018	$13,410	$13,910	$13,491
4/30/2018	$13,657	$14,042	$13,664
5/31/2018	$13,487	$14,060	$13,418
6/30/2018	$13,565	$13,984	$13,317
7/31/2018	$14,030	$14,406	$13,810
8/31/2018	$14,217	$14,519	$13,708
9/30/2018	$14,383	$14,582	$13,847
10/31/2018	$13,682	$13,489	$13,081
11/30/2018	$13,885	$13,686	$13,313
12/31/2018	$12,882	$12,722	$12,360
1/31/2019	$13,825	$13,727	$13,262
2/28/2019	$14,133	$14,094	$13,556
3/31/2019	$14,125	$14,271	$13,583
4/30/2019	$14,252	$14,753	$13,949
5/31/2019	$13,577	$13,878	$13,089
6/30/2019	$14,321	$14,787	$13,894
7/31/2019	$14,026	$14,830	$13,828
8/31/2019	$13,732	$14,478	$13,349
9/30/2019	$14,326	$14,783	$13,848
10/31/2019	$14,455	$15,188	$14,156
11/30/2019	$14,622	$15,558	$14,398
12/31/2019	$15,105	$16,106	$14,904
1/31/2020	$14,710	$15,928	$14,399
2/29/2020	$13,316	$14,642	$13,070
3/31/2020	$10,897	$12,665	$10,866
4/30/2020	$11,843	$14,022	$11,815
5/31/2020	$12,070	$14,632	$12,100
6/30/2020	$12,182	$15,099	$12,250
7/31/2020	$12,468	$15,898	$12,619
8/31/2020	$13,078	$16,871	$13,143
9/30/2020	$12,447	$16,327	$12,736
10/31/2020	$12,409	$15,930	$12,427
11/30/2020	$14,691	$17,894	$14,258
12/31/2020	$15,411	$18,724	$14,854
1/31/2021	$15,430	$18,639	$14,739
2/28/2021	$16,584	$19,071	$15,394
3/31/2021	$17,709	$19,580	$16,171
4/30/2021	$18,134	$20,436	$16,664
5/31/2021	$18,888	$20,754	$17,174
6/30/2021	$18,430	$21,028	$16,953
7/31/2021	$18,275	$21,173	$16,940
8/31/2021	$18,488	$21,703	$17,239
9/30/2021	$18,017	$20,806	$16,719
10/31/2021	$18,953	$21,868	$17,391
11/30/2021	$18,036	$21,342	$16,725
12/31/2021	$19,279	$22,195	$17,769
1/31/2022	$19,842	$21,105	$17,554
2/28/2022	$19,561	$20,560	$17,267
3/31/2022	$19,736	$21,006	$17,599
4/30/2022	$18,886	$19,324	$16,710
5/31/2022	$19,635	$19,347	$17,035
6/30/2022	$18,143	$17,716	$15,576
7/31/2022	$18,327	$18,953	$16,193
8/31/2022	$17,836	$18,255	$15,749
9/30/2022	$16,477	$16,508	$14,383
10/31/2022	$17,919	$17,504	$15,603
11/30/2022	$19,608	$18,862	$16,824
12/31/2022	$19,283	$18,119	$16,427
1/31/2023	$20,135	$19,418	$17,239
2/28/2023	$19,348	$18,862	$16,688
3/31/2023	$19,348	$19,443	$16,631
4/30/2023	$19,680	$19,723	$16,921
5/31/2023	$18,795	$19,511	$16,195
6/30/2023	$19,484	$20,644	$17,126
7/31/2023	$20,041	$21,400	$17,833
8/31/2023	$19,662	$20,802	$17,279
9/30/2023	$19,140	$19,942	$16,825
10/31/2023	$18,758	$19,342	$16,240
11/30/2023	$19,746	$21,127	$17,428
12/31/2023	$20,372	$22,142	$18,367
1/31/2024	$20,169	$22,272	$18,341
2/29/2024	$20,350	$23,228	$18,813
3/31/2024	$21,263	$23,957	$19,625
4/30/2024	$20,670	$23,167	$19,036
5/31/2024	$21,263	$24,108	$19,599
6/30/2024	$20,910	$24,644	$19,510
7/31/2024	$22,084	$25,042	$20,359
8/31/2024	$23,236	$25,678	$20,910
9/30/2024	$23,496	$26,274	$21,349
10/31/2024	$22,708	$25,685	$20,818
11/30/2024	$23,427	$26,645	$21,469
12/31/2024	$22,139	$26,015	$20,343
1/31/2025	$23,148	$26,888	$21,198
2/28/2025	$24,133	$26,726	$21,524
3/31/2025	$24,717	$25,670	$21,313
4/30/2025	$24,668	$25,909	$21,065
5/31/2025	$25,138	$27,399	$21,730
6/30/2025	$26,124	$28,629	$22,558
7/31/2025	$25,898	$29,017	$22,679
8/31/2025	$26,950	$29,734	$23,413
9/30/2025	$27,784	$30,811	$23,940

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	18.13%	17.42%	10.76%
MSCI ACWI Index	17.27%	13.54%	11.91%
MSCI ACWI Value Index	12.14%	13.45%	9.12%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$141,444,246
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,066,126

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Johnson & Johnson	5.1%
JPMorgan Chase & Co.	4.2%
Citigroup, Inc.	3.9%
Duke Energy Corp.	3.5%
KT&G Corp.	3.4%
TotalEnergies SE	3.4%
Evergy, Inc.	3.3%
Novartis AG	3.3%
ING Groep NV, ADR	3.2%
Exelon Corp.	3.2%

Top 10 Industries (%)

Industry	Value
Diversified Banks	17.2%
Pharmaceuticals	10.6%
Electric Utilities	9.9%
Integrated Oil & Gas	8.0%
Integrated Telecommunication Services	6.7%
Tobacco	3.4%
Technology Hardware, Storage & Peripherals	3.0%
Other Specialized REIT's	3.0%
Multi-Line Insurance	2.9%
Rail Transportation	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.1%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Value Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Global Value Fund

Institutional Class  WILCX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Global Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.95%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. equities experienced sizeable gains but were volatile. Initially, equities were up following the results of the U.S. presidential election. Stocks then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. During the period, monetary stimulus from several central banks around the world was also supportive of equities.

In this environment, the Fund outperformed its benchmark. The Fund was positioned defensively heading into the market downturn that occurred in the first quarter of 2025 with a higher-than-normal allocation to sectors such as consumer staples, utilities and telecommunications. The defensive positioning at the time helped performance relative to the benchmark. Additionally, some of the Fund’s companies in Europe, South Korea and China had positive results, and those stocks were large contributors to performance. While the Fund outperformed its benchmark, its lack of exposure to the United Kingdom and Spain detracted from relative performance as did its overweight to the real-estate sector.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI ACWI Index	MSCI ACWI Value Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,758	$10,785	$10,761
11/30/2015	$10,747	$10,696	$10,622
12/31/2015	$10,503	$10,503	$10,407
1/31/2016	$10,017	$9,869	$9,803
2/29/2016	$9,979	$9,802	$9,747
3/31/2016	$10,711	$10,528	$10,488
4/30/2016	$10,899	$10,683	$10,736
5/31/2016	$11,024	$10,697	$10,689
6/30/2016	$11,127	$10,632	$10,618
7/31/2016	$11,404	$11,090	$11,033
8/31/2016	$11,480	$11,128	$11,148
9/30/2016	$11,397	$11,196	$11,183
10/31/2016	$11,410	$11,006	$11,124
11/30/2016	$11,827	$11,089	$11,357
12/31/2016	$12,259	$11,329	$11,715
1/31/2017	$12,220	$11,639	$11,911
2/28/2017	$12,759	$11,965	$12,205
3/31/2017	$12,645	$12,112	$12,284
4/30/2017	$12,579	$12,300	$12,356
5/31/2017	$12,605	$12,572	$12,483
6/30/2017	$12,776	$12,629	$12,634
7/31/2017	$13,069	$12,982	$12,962
8/31/2017	$12,976	$13,032	$12,899
9/30/2017	$13,256	$13,284	$13,215
10/31/2017	$13,350	$13,559	$13,382
11/30/2017	$13,630	$13,822	$13,617
12/31/2017	$13,669	$14,045	$13,854
1/31/2018	$14,268	$14,837	$14,518
2/28/2018	$13,577	$14,214	$13,788
3/31/2018	$13,449	$13,910	$13,491
4/30/2018	$13,697	$14,042	$13,664
5/31/2018	$13,527	$14,060	$13,418
6/30/2018	$13,609	$13,984	$13,317
7/31/2018	$14,077	$14,406	$13,810
8/31/2018	$14,264	$14,519	$13,708
9/30/2018	$14,437	$14,582	$13,847
10/31/2018	$13,732	$13,489	$13,081
11/30/2018	$13,936	$13,686	$13,313
12/31/2018	$12,933	$12,722	$12,360
1/31/2019	$13,881	$13,727	$13,262
2/28/2019	$14,190	$14,094	$13,556
3/31/2019	$14,188	$14,271	$13,583
4/30/2019	$14,316	$14,753	$13,949
5/31/2019	$13,637	$13,878	$13,089
6/30/2019	$14,391	$14,787	$13,894
7/31/2019	$14,095	$14,830	$13,828
8/31/2019	$13,799	$14,478	$13,349
9/30/2019	$14,401	$14,783	$13,848
10/31/2019	$14,532	$15,188	$14,156
11/30/2019	$14,681	$15,558	$14,398
12/31/2019	$15,190	$16,106	$14,904
1/31/2020	$14,792	$15,928	$14,399
2/29/2020	$13,408	$14,642	$13,070
3/31/2020	$10,958	$12,665	$10,866
4/30/2020	$11,911	$14,022	$11,815
5/31/2020	$12,140	$14,632	$12,100
6/30/2020	$12,257	$15,099	$12,250
7/31/2020	$12,545	$15,898	$12,619
8/31/2020	$13,160	$16,871	$13,143
9/30/2020	$12,529	$16,327	$12,736
10/31/2020	$12,490	$15,930	$12,427
11/30/2020	$14,791	$17,894	$14,258
12/31/2020	$15,521	$18,724	$14,854
1/31/2021	$15,541	$18,639	$14,739
2/28/2021	$16,705	$19,071	$15,394
3/31/2021	$17,827	$19,580	$16,171
4/30/2021	$18,276	$20,436	$16,664
5/31/2021	$19,036	$20,754	$17,174
6/30/2021	$18,562	$21,028	$16,953
7/31/2021	$18,425	$21,173	$16,940
8/31/2021	$18,640	$21,703	$17,239
9/30/2021	$18,171	$20,806	$16,719
10/31/2021	$19,096	$21,868	$17,391
11/30/2021	$18,191	$21,342	$16,725
12/31/2021	$19,452	$22,195	$17,769
1/31/2022	$20,000	$21,105	$17,554
2/28/2022	$19,736	$20,560	$17,267
3/31/2022	$19,922	$21,006	$17,599
4/30/2022	$19,063	$19,324	$16,710
5/31/2022	$19,820	$19,347	$17,035
6/30/2022	$18,298	$17,716	$15,576
7/31/2022	$18,505	$18,953	$16,193
8/31/2022	$18,009	$18,255	$15,749
9/30/2022	$16,642	$16,508	$14,383
10/31/2022	$18,100	$17,504	$15,603
11/30/2022	$19,807	$18,862	$16,824
12/31/2022	$19,480	$18,119	$16,427
1/31/2023	$20,343	$19,418	$17,239
2/28/2023	$19,547	$18,862	$16,688
3/31/2023	$19,539	$19,443	$16,631
4/30/2023	$19,897	$19,723	$16,921
5/31/2023	$19,002	$19,511	$16,195
6/30/2023	$19,683	$20,644	$17,126
7/31/2023	$20,248	$21,400	$17,833
8/31/2023	$19,864	$20,802	$17,279
9/30/2023	$19,343	$19,942	$16,825
10/31/2023	$18,956	$19,342	$16,240
11/30/2023	$19,980	$21,127	$17,428
12/31/2023	$20,599	$22,142	$18,367
1/31/2024	$20,416	$22,272	$18,341
2/29/2024	$20,599	$23,228	$18,813
3/31/2024	$21,532	$23,957	$19,625
4/30/2024	$20,931	$23,167	$19,036
5/31/2024	$21,509	$24,108	$19,599
6/30/2024	$21,159	$24,644	$19,510
7/31/2024	$22,350	$25,042	$20,359
8/31/2024	$23,541	$25,678	$20,910
9/30/2024	$23,815	$26,274	$21,349
10/31/2024	$23,015	$25,685	$20,818
11/30/2024	$23,744	$26,645	$21,469
12/31/2024	$22,422	$26,015	$20,343
1/31/2025	$23,447	$26,888	$21,198
2/28/2025	$24,447	$26,726	$21,524
3/31/2025	$25,049	$25,670	$21,313
4/30/2025	$24,999	$25,909	$21,065
5/31/2025	$25,502	$27,399	$21,730
6/30/2025	$26,461	$28,629	$22,558
7/31/2025	$26,258	$29,017	$22,679
8/31/2025	$27,326	$29,734	$23,413
9/30/2025	$28,185	$30,811	$23,940

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	18.35%	17.60%	10.92%
MSCI ACWI Index	17.27%	13.54%	11.91%
MSCI ACWI Value Index	12.14%	13.45%	9.12%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$141,444,246
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,066,126

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Johnson & Johnson	5.1%
JPMorgan Chase & Co.	4.2%
Citigroup, Inc.	3.9%
Duke Energy Corp.	3.5%
KT&G Corp.	3.4%
TotalEnergies SE	3.4%
Evergy, Inc.	3.3%
Novartis AG	3.3%
ING Groep NV, ADR	3.2%
Exelon Corp.	3.2%

Top 10 Industries (%)

Industry	Value
Diversified Banks	17.2%
Pharmaceuticals	10.6%
Electric Utilities	9.9%
Integrated Oil & Gas	8.0%
Integrated Telecommunication Services	6.7%
Tobacco	3.4%
Technology Hardware, Storage & Peripherals	3.0%
Other Specialized REIT's	3.0%
Multi-Line Insurance	2.9%
Rail Transportation	2.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.1%
Other Assets and Liabilities, Net	2.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Global Value Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch International Growth Fund

Investor Class  WAIGX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch International Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.47%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced substantial gains, powered primarily by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

While the Fund had gains during the period, it underperformed the benchmark. The underperformance relative to the benchmark was due largely to our stocks in Taiwan and Sweden. More specifically, we held an industrial company and a semiconductor company both based in Taiwan that experienced sizeable losses and were large detractors from results. While the Fund underperformed the benchmark, our selection of stocks in Japan and Australia were bright spots and contributed to relative performance.

At the sector level, the Fund’s underperformance was due primarily to stock selection within the industrials and information-technology sectors. However, the Fund’s holdings in the consumer-discretionary and consumer-staples sectors outperformed those of the benchmark and contributed to relative results.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI ACWI ex USA Index	MSCI ACWI ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,473	$10,744	$10,593	$10,593
11/30/2015	$10,621	$10,523	$10,517	$10,570
12/31/2015	$10,839	$10,324	$10,528	$10,582
1/31/2016	$10,047	$9,622	$9,720	$9,776
2/29/2016	$9,857	$9,512	$9,753	$9,828
3/31/2016	$10,538	$10,286	$10,600	$10,646
4/30/2016	$10,402	$10,556	$10,896	$10,982
5/31/2016	$10,742	$10,378	$10,824	$10,996
6/30/2016	$10,707	$10,219	$10,507	$10,509
7/31/2016	$11,166	$10,725	$11,092	$11,133
8/31/2016	$10,864	$10,793	$11,065	$11,040
9/30/2016	$11,273	$10,926	$11,338	$11,350
10/31/2016	$10,861	$10,769	$11,040	$11,013
11/30/2016	$10,047	$10,519	$10,712	$10,741
12/31/2016	$9,922	$10,789	$10,939	$11,039
1/31/2017	$10,343	$11,171	$11,358	$11,436
2/28/2017	$10,515	$11,349	$11,658	$11,656
3/31/2017	$10,877	$11,637	$11,899	$11,879
4/30/2017	$11,343	$11,886	$12,256	$12,299
5/31/2017	$11,847	$12,271	$12,589	$12,703
6/30/2017	$11,828	$12,309	$12,641	$12,743
7/31/2017	$12,298	$12,763	$13,088	$13,192
8/31/2017	$12,466	$12,830	$13,230	$13,303
9/30/2017	$12,630	$13,068	$13,514	$13,668
10/31/2017	$12,578	$13,314	$13,766	$13,861
11/30/2017	$12,832	$13,422	$13,971	$14,057
12/31/2017	$13,197	$13,722	$14,401	$14,464
1/31/2018	$13,875	$14,486	$15,109	$15,139
2/28/2018	$13,591	$13,803	$14,514	$14,551
3/31/2018	$13,825	$13,560	$14,350	$14,392
4/30/2018	$13,706	$13,776	$14,516	$14,611
5/31/2018	$13,913	$13,458	$14,369	$14,507
6/30/2018	$13,963	$13,205	$13,977	$14,257
7/31/2018	$14,170	$13,521	$14,075	$14,338
8/31/2018	$14,274	$13,238	$13,938	$14,239
9/30/2018	$14,163	$13,298	$13,766	$14,135
10/31/2018	$12,169	$12,217	$12,427	$12,788
11/30/2018	$12,116	$12,332	$12,458	$12,662
12/31/2018	$11,123	$11,774	$11,780	$11,850
1/31/2019	$12,110	$12,664	$12,703	$12,856
2/28/2019	$12,504	$12,911	$12,969	$13,152
3/31/2019	$12,649	$12,988	$12,989	$13,145
4/30/2019	$13,346	$13,331	$13,276	$13,504
5/31/2019	$12,812	$12,616	$12,591	$12,796
6/30/2019	$13,224	$13,375	$13,146	$13,377
7/31/2019	$12,966	$13,214	$13,059	$13,317
8/31/2019	$12,567	$12,805	$12,682	$13,009
9/30/2019	$12,780	$13,135	$12,990	$13,341
10/31/2019	$13,418	$13,593	$13,516	$13,889
11/30/2019	$14,106	$13,713	$13,743	$14,204
12/31/2019	$14,397	$14,307	$14,421	$14,862
1/31/2020	$14,114	$13,923	$13,971	$14,432
2/29/2020	$12,898	$12,822	$12,686	$13,024
3/31/2020	$11,204	$10,966	$10,238	$10,643
4/30/2020	$12,698	$11,797	$11,482	$11,888
5/31/2020	$14,146	$12,183	$12,179	$12,722
6/30/2020	$14,090	$12,733	$12,575	$12,948
7/31/2020	$14,917	$13,301	$13,204	$13,445
8/31/2020	$15,631	$13,870	$14,073	$14,426
9/30/2020	$15,812	$13,529	$13,895	$14,258
10/31/2020	$15,849	$13,238	$13,526	$13,798
11/30/2020	$16,973	$15,019	$15,398	$15,698
12/31/2020	$17,917	$15,831	$16,475	$16,761
1/31/2021	$17,679	$15,865	$16,446	$16,719
2/28/2021	$17,875	$16,179	$17,041	$17,203
3/31/2021	$17,628	$16,384	$17,386	$17,578
4/30/2021	$18,381	$16,866	$18,185	$18,306
5/31/2021	$18,526	$17,394	$18,606	$18,718
6/30/2021	$18,959	$17,281	$18,491	$18,423
7/31/2021	$19,233	$16,996	$18,639	$18,702
8/31/2021	$20,502	$17,320	$19,070	$19,205
9/30/2021	$20,017	$16,765	$18,490	$18,556
10/31/2021	$20,409	$17,165	$18,779	$18,930
11/30/2021	$19,687	$16,392	$17,849	$17,871
12/31/2021	$19,857	$17,070	$18,604	$18,628
1/31/2022	$17,065	$16,441	$17,443	$17,354
2/28/2022	$16,570	$16,115	$17,217	$17,199
3/31/2022	$16,496	$16,141	$17,392	$17,281
4/30/2022	$14,667	$15,127	$16,269	$16,081
5/31/2022	$14,074	$15,236	$16,119	$15,973
6/30/2022	$12,741	$13,925	$14,340	$14,182
7/31/2022	$13,880	$14,402	$15,169	$15,150
8/31/2022	$13,214	$13,939	$14,771	$14,494
9/30/2022	$11,413	$12,546	$13,140	$12,841
10/31/2022	$11,886	$12,921	$13,567	$13,416
11/30/2022	$13,385	$14,446	$14,864	$14,705
12/31/2022	$12,581	$14,338	$14,889	$14,793
1/31/2023	$13,709	$15,501	$15,960	$15,925
2/28/2023	$13,185	$14,957	$15,553	$15,535
3/31/2023	$13,345	$15,322	$15,588	$15,531
4/30/2023	$13,151	$15,589	$15,817	$15,805
5/31/2023	$13,071	$15,022	$15,379	$15,149
6/30/2023	$13,436	$15,696	$15,907	$15,607
7/31/2023	$13,447	$16,334	$16,715	$16,312
8/31/2023	$12,815	$15,596	$16,249	$15,766
9/30/2023	$12,308	$15,104	$15,637	$15,064
10/31/2023	$11,265	$14,481	$14,763	$14,175
11/30/2023	$13,014	$15,784	$16,192	$15,549
12/31/2023	$14,046	$16,577	$17,220	$16,661
1/31/2024	$13,350	$16,412	$16,924	$16,376
2/29/2024	$13,356	$16,828	$17,094	$16,424
3/31/2024	$13,510	$17,354	$17,583	$17,091
4/30/2024	$12,895	$17,042	$17,327	$16,597
5/31/2024	$13,356	$17,537	$17,888	$17,324
6/30/2024	$13,493	$17,520	$17,699	$16,825
7/31/2024	$14,216	$17,926	$18,373	$17,760
8/31/2024	$14,644	$18,436	$18,711	$18,092
9/30/2024	$15,077	$18,933	$19,274	$18,582
10/31/2024	$14,068	$18,004	$18,266	$17,519
11/30/2024	$14,507	$17,841	$18,186	$17,582
12/31/2024	$13,988	$17,494	$17,798	$17,122
1/31/2025	$14,610	$18,199	$18,035	$17,665
2/28/2025	$14,262	$18,452	$17,843	$17,595
3/31/2025	$13,859	$18,410	$17,912	$17,703
4/30/2025	$15,184	$19,075	$18,753	$18,679
5/31/2025	$16,106	$19,948	$19,967	$19,780
6/30/2025	$16,987	$20,625	$20,945	$20,681
7/31/2025	$16,495	$20,566	$20,979	$20,674
8/31/2025	$16,393	$21,280	$21,874	$21,700
9/30/2025	$16,208	$22,046	$22,344	$22,179

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	7.50%	0.50%	4.95%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%
MSCI ACWI ex USA Small Cap Index	15.93%	9.97%	8.37%
MSCI World ex USA Small Cap Index	19.35%	9.24%	8.29%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$206,819,163
# of Portfolio Holdings	62
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$2,851,958

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Definity Financial Corp.	3.6%
Rakus Co. Ltd.	3.4%
BayCurrent, Inc.	3.3%
Cholamandalam Financial Holdings Ltd.	3.3%
MonotaRO Co. Ltd.	3.1%
Halma PLC	2.9%
Diploma PLC	2.8%
AJ Bell PLC	2.8%
Scout24 SE	2.7%
Japan Elevator Service Holdings Co. Ltd.	2.7%

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	10.1%
Trading Companies & Distributors	8.6%
Application Software	6.1%
Electronic Equipment & Instruments	5.4%
Property & Casualty Insurance	5.0%
Investment Banking & Brokerage	4.2%
Diversified Banks	3.9%
Research & Consulting Services	3.8%
Drug Retail	3.8%
Asset Management & Custody Banks	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Growth Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch International Growth Fund

Institutional Class  WIIGX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch International Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$141	1.36%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced substantial gains, powered primarily by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

While the Fund had gains during the period, it underperformed the benchmark. The underperformance relative to the benchmark was due largely to our stocks in Taiwan and Sweden. More specifically, we held an industrial company and a semiconductor company both based in Taiwan that experienced sizeable losses and were large detractors from results. While the Fund underperformed the benchmark, our selection of stocks in Japan and Australia were bright spots and contributed to relative performance.

At the sector level, the Fund’s underperformance was due primarily to stock selection within the industrials and information-technology sectors. However, the Fund’s holdings in the consumer-discretionary and consumer-staples sectors outperformed those of the benchmark and contributed to relative results.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI ACWI ex USA Index	MSCI ACWI ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,473	$10,744	$10,593	$10,593
11/30/2015	$10,621	$10,523	$10,517	$10,570
12/31/2015	$10,839	$10,324	$10,528	$10,582
1/31/2016	$10,047	$9,622	$9,720	$9,776
2/29/2016	$9,860	$9,512	$9,753	$9,828
3/31/2016	$10,542	$10,286	$10,600	$10,646
4/30/2016	$10,409	$10,556	$10,896	$10,982
5/31/2016	$10,750	$10,378	$10,824	$10,996
6/30/2016	$10,714	$10,219	$10,507	$10,509
7/31/2016	$11,176	$10,725	$11,092	$11,133
8/31/2016	$10,879	$10,793	$11,065	$11,040
9/30/2016	$11,284	$10,926	$11,338	$11,350
10/31/2016	$10,872	$10,769	$11,040	$11,013
11/30/2016	$10,061	$10,519	$10,712	$10,741
12/31/2016	$9,934	$10,789	$10,939	$11,039
1/31/2017	$10,356	$11,171	$11,358	$11,436
2/28/2017	$10,531	$11,349	$11,658	$11,656
3/31/2017	$10,894	$11,637	$11,899	$11,879
4/30/2017	$11,364	$11,886	$12,256	$12,299
5/31/2017	$11,868	$12,271	$12,589	$12,703
6/30/2017	$11,850	$12,309	$12,641	$12,743
7/31/2017	$12,324	$12,763	$13,088	$13,192
8/31/2017	$12,492	$12,830	$13,230	$13,303
9/30/2017	$12,656	$13,068	$13,514	$13,668
10/31/2017	$12,604	$13,314	$13,766	$13,861
11/30/2017	$12,858	$13,422	$13,971	$14,057
12/31/2017	$13,227	$13,722	$14,401	$14,464
1/31/2018	$13,910	$14,486	$15,109	$15,139
2/28/2018	$13,622	$13,803	$14,514	$14,551
3/31/2018	$13,860	$13,560	$14,350	$14,392
4/30/2018	$13,741	$13,776	$14,516	$14,611
5/31/2018	$13,952	$13,458	$14,369	$14,507
6/30/2018	$14,002	$13,205	$13,977	$14,257
7/31/2018	$14,213	$13,521	$14,075	$14,338
8/31/2018	$14,316	$13,238	$13,938	$14,239
9/30/2018	$14,205	$13,298	$13,766	$14,135
10/31/2018	$12,206	$12,217	$12,427	$12,788
11/30/2018	$12,153	$12,332	$12,458	$12,662
12/31/2018	$11,160	$11,774	$11,780	$11,850
1/31/2019	$12,147	$12,664	$12,703	$12,856
2/28/2019	$12,546	$12,911	$12,969	$13,152
3/31/2019	$12,695	$12,988	$12,989	$13,145
4/30/2019	$13,393	$13,331	$13,276	$13,504
5/31/2019	$12,858	$12,616	$12,591	$12,796
6/30/2019	$13,270	$13,375	$13,146	$13,377
7/31/2019	$13,012	$13,214	$13,059	$13,317
8/31/2019	$12,618	$12,805	$12,682	$13,009
9/30/2019	$12,831	$13,135	$12,990	$13,341
10/31/2019	$13,474	$13,593	$13,516	$13,889
11/30/2019	$14,167	$13,713	$13,743	$14,204
12/31/2019	$14,458	$14,307	$14,421	$14,862
1/31/2020	$14,179	$13,923	$13,971	$14,432
2/29/2020	$12,958	$12,822	$12,686	$13,024
3/31/2020	$11,254	$10,966	$10,238	$10,643
4/30/2020	$12,758	$11,797	$11,482	$11,888
5/31/2020	$14,216	$12,183	$12,179	$12,722
6/30/2020	$14,165	$12,733	$12,575	$12,948
7/31/2020	$14,991	$13,301	$13,204	$13,445
8/31/2020	$15,711	$13,870	$14,073	$14,426
9/30/2020	$15,897	$13,529	$13,895	$14,258
10/31/2020	$15,934	$13,238	$13,526	$13,798
11/30/2020	$17,062	$15,019	$15,398	$15,698
12/31/2020	$18,016	$15,831	$16,475	$16,761
1/31/2021	$17,778	$15,865	$16,446	$16,719
2/28/2021	$17,974	$16,179	$17,041	$17,203
3/31/2021	$17,732	$16,384	$17,386	$17,578
4/30/2021	$18,490	$16,866	$18,185	$18,306
5/31/2021	$18,635	$17,394	$18,606	$18,718
6/30/2021	$19,073	$17,281	$18,491	$18,423
7/31/2021	$19,347	$16,996	$18,639	$18,702
8/31/2021	$20,626	$17,320	$19,070	$19,205
9/30/2021	$20,141	$16,765	$18,490	$18,556
10/31/2021	$20,538	$17,165	$18,779	$18,930
11/30/2021	$19,806	$16,392	$17,849	$17,871
12/31/2021	$19,982	$17,070	$18,604	$18,628
1/31/2022	$17,175	$16,441	$17,443	$17,354
2/28/2022	$16,674	$16,115	$17,217	$17,199
3/31/2022	$16,606	$16,141	$17,392	$17,281
4/30/2022	$14,762	$15,127	$16,269	$16,081
5/31/2022	$14,169	$15,236	$16,119	$15,973
6/30/2022	$12,832	$13,925	$14,340	$14,182
7/31/2022	$13,982	$14,402	$15,169	$15,150
8/31/2022	$13,310	$13,939	$14,771	$14,494
9/30/2022	$11,500	$12,546	$13,140	$12,841
10/31/2022	$11,972	$12,921	$13,567	$13,416
11/30/2022	$13,486	$14,446	$14,864	$14,705
12/31/2022	$12,672	$14,338	$14,889	$14,793
1/31/2023	$13,816	$15,501	$15,960	$15,925
2/28/2023	$13,287	$14,957	$15,553	$15,535
3/31/2023	$13,452	$15,322	$15,588	$15,531
4/30/2023	$13,259	$15,589	$15,817	$15,805
5/31/2023	$13,173	$15,022	$15,379	$15,149
6/30/2023	$13,543	$15,696	$15,907	$15,607
7/31/2023	$13,555	$16,334	$16,715	$16,312
8/31/2023	$12,923	$15,596	$16,249	$15,766
9/30/2023	$12,410	$15,104	$15,637	$15,064
10/31/2023	$11,363	$14,481	$14,763	$14,175
11/30/2023	$13,128	$15,784	$16,192	$15,549
12/31/2023	$14,169	$16,577	$17,220	$16,661
1/31/2024	$13,469	$16,412	$16,924	$16,376
2/29/2024	$13,475	$16,828	$17,094	$16,424
3/31/2024	$13,634	$17,354	$17,583	$17,091
4/30/2024	$13,014	$17,042	$17,327	$16,597
5/31/2024	$13,481	$17,537	$17,888	$17,324
6/30/2024	$13,623	$17,520	$17,699	$16,825
7/31/2024	$14,352	$17,926	$18,373	$17,760
8/31/2024	$14,790	$18,436	$18,711	$18,092
9/30/2024	$15,223	$18,933	$19,274	$18,582
10/31/2024	$14,204	$18,004	$18,266	$17,519
11/30/2024	$14,648	$17,841	$18,186	$17,582
12/31/2024	$14,124	$17,494	$17,798	$17,122
1/31/2025	$14,757	$18,199	$18,035	$17,665
2/28/2025	$14,403	$18,452	$17,843	$17,595
3/31/2025	$13,994	$18,410	$17,912	$17,703
4/30/2025	$15,336	$19,075	$18,753	$18,679
5/31/2025	$16,269	$19,948	$19,967	$19,780
6/30/2025	$17,161	$20,625	$20,945	$20,681
7/31/2025	$16,664	$20,566	$20,979	$20,674
8/31/2025	$16,568	$21,280	$21,874	$21,700
9/30/2025	$16,385	$22,046	$22,344	$22,179

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	7.59%	0.60%	5.06%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%
MSCI ACWI ex USA Small Cap Index	15.93%	9.97%	8.37%
MSCI World ex USA Small Cap Index	19.35%	9.24%	8.29%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$206,819,163
# of Portfolio Holdings	62
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$2,851,958

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Definity Financial Corp.	3.6%
Rakus Co. Ltd.	3.4%
BayCurrent, Inc.	3.3%
Cholamandalam Financial Holdings Ltd.	3.3%
MonotaRO Co. Ltd.	3.1%
Halma PLC	2.9%
Diploma PLC	2.8%
AJ Bell PLC	2.8%
Scout24 SE	2.7%
Japan Elevator Service Holdings Co. Ltd.	2.7%

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	10.1%
Trading Companies & Distributors	8.6%
Application Software	6.1%
Electronic Equipment & Instruments	5.4%
Property & Casualty Insurance	5.0%
Investment Banking & Brokerage	4.2%
Diversified Banks	3.9%
Research & Consulting Services	3.8%
Drug Retail	3.8%
Asset Management & Custody Banks	3.6%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.7%
Other Assets and Liabilities, Net	2.3%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Growth Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch International Opportunities Fund

Investor Class  WAIOX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch International Opportunities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$223	2.25%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced gains, supported by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

However, the Fund ended the period with losses, and we were disappointed with our results. The Fund’s underperformance relative to the benchmark was due in part to its overweight to Indian stocks, as small-cap equities in India lagged other emerging markets. Our selection of specific stocks in India also hurt performance, as the Fund owned a few industrials and materials companies that experienced sharp losses. Additionally, the Fund’s holdings in Taiwan and Japan underperformed those of the benchmark and were sources of underperformance.

At the sector level, the Fund’s underperformance was due primarily to stock selection within the industrials and financials sectors. However, the Fund’s underweight to the real-estate sector and stock selection within the consumer-staples sector contributed to relative performance.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI ACWI ex USA Index	MSCI ACWI ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,219	$10,744	$10,593	$10,593
11/30/2015	$10,584	$10,523	$10,517	$10,570
12/31/2015	$10,705	$10,324	$10,528	$10,582
1/31/2016	$10,246	$9,622	$9,720	$9,776
2/29/2016	$10,017	$9,512	$9,753	$9,828
3/31/2016	$10,934	$10,286	$10,600	$10,646
4/30/2016	$10,973	$10,556	$10,896	$10,982
5/31/2016	$11,087	$10,378	$10,824	$10,996
6/30/2016	$11,087	$10,219	$10,507	$10,509
7/31/2016	$11,470	$10,725	$11,092	$11,133
8/31/2016	$11,775	$10,793	$11,065	$11,040
9/30/2016	$12,273	$10,926	$11,338	$11,350
10/31/2016	$11,890	$10,769	$11,040	$11,013
11/30/2016	$11,126	$10,519	$10,712	$10,741
12/31/2016	$11,164	$10,789	$10,939	$11,039
1/31/2017	$11,508	$11,171	$11,358	$11,436
2/28/2017	$11,546	$11,349	$11,658	$11,656
3/31/2017	$11,967	$11,637	$11,899	$11,879
4/30/2017	$12,311	$11,886	$12,256	$12,299
5/31/2017	$12,846	$12,271	$12,589	$12,703
6/30/2017	$12,922	$12,309	$12,641	$12,743
7/31/2017	$13,228	$12,763	$13,088	$13,192
8/31/2017	$13,267	$12,830	$13,230	$13,303
9/30/2017	$13,267	$13,068	$13,514	$13,668
10/31/2017	$13,343	$13,314	$13,766	$13,861
11/30/2017	$13,725	$13,422	$13,971	$14,057
12/31/2017	$14,244	$13,722	$14,401	$14,464
1/31/2018	$14,776	$14,486	$15,109	$15,139
2/28/2018	$14,366	$13,803	$14,514	$14,551
3/31/2018	$14,489	$13,560	$14,350	$14,392
4/30/2018	$14,244	$13,776	$14,516	$14,611
5/31/2018	$14,448	$13,458	$14,369	$14,507
6/30/2018	$14,530	$13,205	$13,977	$14,257
7/31/2018	$14,366	$13,521	$14,075	$14,338
8/31/2018	$14,776	$13,238	$13,938	$14,239
9/30/2018	$14,653	$13,298	$13,766	$14,135
10/31/2018	$12,688	$12,217	$12,427	$12,788
11/30/2018	$13,220	$12,332	$12,458	$12,662
12/31/2018	$12,155	$11,774	$11,780	$11,850
1/31/2019	$13,081	$12,664	$12,703	$12,856
2/28/2019	$13,585	$12,911	$12,969	$13,152
3/31/2019	$13,796	$12,988	$12,989	$13,145
4/30/2019	$14,342	$13,331	$13,276	$13,504
5/31/2019	$14,427	$12,616	$12,591	$12,796
6/30/2019	$14,931	$13,375	$13,146	$13,377
7/31/2019	$14,805	$13,214	$13,059	$13,317
8/31/2019	$14,889	$12,805	$12,682	$13,009
9/30/2019	$14,889	$13,135	$12,990	$13,341
10/31/2019	$15,478	$13,593	$13,516	$13,889
11/30/2019	$15,773	$13,713	$13,743	$14,204
12/31/2019	$16,067	$14,307	$14,421	$14,862
1/31/2020	$15,981	$13,923	$13,971	$14,432
2/29/2020	$15,163	$12,822	$12,686	$13,024
3/31/2020	$13,052	$10,966	$10,238	$10,643
4/30/2020	$14,990	$11,797	$11,482	$11,888
5/31/2020	$16,886	$12,183	$12,179	$12,722
6/30/2020	$17,316	$12,733	$12,575	$12,948
7/31/2020	$18,264	$13,301	$13,204	$13,445
8/31/2020	$19,685	$13,870	$14,073	$14,426
9/30/2020	$19,987	$13,529	$13,895	$14,258
10/31/2020	$19,987	$13,238	$13,526	$13,798
11/30/2020	$21,365	$15,019	$15,398	$15,698
12/31/2020	$22,769	$15,831	$16,475	$16,761
1/31/2021	$22,681	$15,865	$16,446	$16,719
2/28/2021	$22,813	$16,179	$17,041	$17,203
3/31/2021	$22,285	$16,384	$17,386	$17,578
4/30/2021	$23,472	$16,866	$18,185	$18,306
5/31/2021	$23,077	$17,394	$18,606	$18,718
6/30/2021	$23,252	$17,281	$18,491	$18,423
7/31/2021	$23,296	$16,996	$18,639	$18,702
8/31/2021	$24,219	$17,320	$19,070	$19,205
9/30/2021	$23,121	$16,765	$18,490	$18,556
10/31/2021	$22,989	$17,165	$18,779	$18,930
11/30/2021	$22,198	$16,392	$17,849	$17,871
12/31/2021	$22,446	$17,070	$18,604	$18,628
1/31/2022	$19,016	$16,441	$17,443	$17,354
2/28/2022	$17,805	$16,115	$17,217	$17,199
3/31/2022	$17,452	$16,141	$17,392	$17,281
4/30/2022	$15,788	$15,127	$16,269	$16,081
5/31/2022	$15,737	$15,236	$16,119	$15,973
6/30/2022	$13,568	$13,925	$14,340	$14,182
7/31/2022	$15,082	$14,402	$15,169	$15,150
8/31/2022	$14,275	$13,939	$14,771	$14,494
9/30/2022	$12,660	$12,546	$13,140	$12,841
10/31/2022	$13,114	$12,921	$13,567	$13,416
11/30/2022	$14,779	$14,446	$14,864	$14,705
12/31/2022	$14,224	$14,338	$14,889	$14,793
1/31/2023	$15,031	$15,501	$15,960	$15,925
2/28/2023	$14,275	$14,957	$15,553	$15,535
3/31/2023	$14,476	$15,322	$15,588	$15,531
4/30/2023	$14,375	$15,589	$15,817	$15,805
5/31/2023	$13,921	$15,022	$15,379	$15,149
6/30/2023	$14,325	$15,696	$15,907	$15,607
7/31/2023	$14,678	$16,334	$16,715	$16,312
8/31/2023	$14,476	$15,596	$16,249	$15,766
9/30/2023	$13,720	$15,104	$15,637	$15,064
10/31/2023	$13,014	$14,481	$14,763	$14,175
11/30/2023	$14,628	$15,784	$16,192	$15,549
12/31/2023	$15,737	$16,577	$17,220	$16,661
1/31/2024	$15,435	$16,412	$16,924	$16,376
2/29/2024	$15,586	$16,828	$17,094	$16,424
3/31/2024	$15,586	$17,354	$17,583	$17,091
4/30/2024	$14,930	$17,042	$17,327	$16,597
5/31/2024	$15,636	$17,537	$17,888	$17,324
6/30/2024	$15,283	$17,520	$17,699	$16,825
7/31/2024	$15,990	$17,926	$18,373	$17,760
8/31/2024	$16,141	$18,436	$18,711	$18,092
9/30/2024	$16,494	$18,933	$19,274	$18,582
10/31/2024	$15,283	$18,004	$18,266	$17,519
11/30/2024	$15,737	$17,841	$18,186	$17,582
12/31/2024	$15,031	$17,494	$17,798	$17,122
1/31/2025	$15,233	$18,199	$18,035	$17,665
2/28/2025	$14,880	$18,452	$17,843	$17,595
3/31/2025	$14,981	$18,410	$17,912	$17,703
4/30/2025	$15,990	$19,075	$18,753	$18,679
5/31/2025	$16,797	$19,948	$19,967	$19,780
6/30/2025	$17,604	$20,625	$20,945	$20,681
7/31/2025	$16,645	$20,566	$20,979	$20,674
8/31/2025	$16,444	$21,280	$21,874	$21,700
9/30/2025	$16,141	$22,046	$22,344	$22,179

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(2.14%)	(4.18%)	4.90%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%
MSCI ACWI ex USA Small Cap Index	15.93%	9.97%	8.37%
MSCI World ex USA Small Cap Index	19.35%	9.24%	8.29%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$48,509,444
# of Portfolio Holdings	49
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$1,202,769

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Japan Elevator Service Holdings Co. Ltd.	5.1%
Prudent Corporate Advisory Services Ltd.	3.4%
Chief Telecom, Inc.	3.2%
Vijaya Diagnostic Centre Ltd.	3.2%
AJ Bell PLC	3.2%
Sarantis SA	3.1%
Nayax Ltd.	3.1%
Baltic Classifieds Group PLC	3.0%
m-up Holdings, Inc.	2.9%
Rakus Co. Ltd.	2.9%

Top 10 Industries (%)

Industry	Value
Application Software	11.8%
Diversified Support Services	10.3%
Asset Management & Custody Banks	8.4%
Electronic Equipment & Instruments	5.7%
Food Retail	5.6%
Semiconductors	4.6%
Interactive Media & Services	4.4%
Research & Consulting Services	4.3%
Health Care Services	4.3%
Commercial & Residential Mortgage Finance	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Opportunities Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch International Opportunities Fund

Institutional Class  WIIOX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch International Opportunities Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$197	1.99%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced gains, supported by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

However, the Fund ended the period with losses, and we were disappointed with our results. The Fund’s underperformance relative to the benchmark was due in part to its overweight to Indian stocks, as small-cap equities in India lagged other emerging markets. Our selection of specific stocks in India also hurt performance, as the Fund owned a few industrials and materials companies that experienced sharp losses. Additionally, the Fund’s holdings in Taiwan and Japan underperformed those of the benchmark and were sources of underperformance.

At the sector level, the Fund’s underperformance was due primarily to stock selection within the industrials and financials sectors. However, the Fund’s underweight to the real-estate sector and stock selection within the consumer-staples sector contributed to relative performance.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI ACWI ex USA Index	MSCI ACWI ex USA Small Cap Index	MSCI World ex USA Small Cap Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,219	$10,744	$10,593	$10,593
11/30/2015	$10,584	$10,523	$10,517	$10,570
12/31/2015	$10,705	$10,324	$10,528	$10,582
1/31/2016	$10,246	$9,622	$9,720	$9,776
2/29/2016	$10,055	$9,512	$9,753	$9,828
3/31/2016	$10,973	$10,286	$10,600	$10,646
4/30/2016	$11,011	$10,556	$10,896	$10,982
5/31/2016	$11,126	$10,378	$10,824	$10,996
6/30/2016	$11,126	$10,219	$10,507	$10,509
7/31/2016	$11,546	$10,725	$11,092	$11,133
8/31/2016	$11,814	$10,793	$11,065	$11,040
9/30/2016	$12,349	$10,926	$11,338	$11,350
10/31/2016	$11,967	$10,769	$11,040	$11,013
11/30/2016	$11,202	$10,519	$10,712	$10,741
12/31/2016	$11,240	$10,789	$10,939	$11,039
1/31/2017	$11,584	$11,171	$11,358	$11,436
2/28/2017	$11,623	$11,349	$11,658	$11,656
3/31/2017	$12,043	$11,637	$11,899	$11,879
4/30/2017	$12,425	$11,886	$12,256	$12,299
5/31/2017	$12,961	$12,271	$12,589	$12,703
6/30/2017	$13,037	$12,309	$12,641	$12,743
7/31/2017	$13,305	$12,763	$13,088	$13,192
8/31/2017	$13,381	$12,830	$13,230	$13,303
9/30/2017	$13,381	$13,068	$13,514	$13,668
10/31/2017	$13,458	$13,314	$13,766	$13,861
11/30/2017	$13,840	$13,422	$13,971	$14,057
12/31/2017	$14,358	$13,722	$14,401	$14,464
1/31/2018	$14,931	$14,486	$15,109	$15,139
2/28/2018	$14,481	$13,803	$14,514	$14,551
3/31/2018	$14,604	$13,560	$14,350	$14,392
4/30/2018	$14,399	$13,776	$14,516	$14,611
5/31/2018	$14,604	$13,458	$14,369	$14,507
6/30/2018	$14,645	$13,205	$13,977	$14,257
7/31/2018	$14,481	$13,521	$14,075	$14,338
8/31/2018	$14,890	$13,238	$13,938	$14,239
9/30/2018	$14,808	$13,298	$13,766	$14,135
10/31/2018	$12,845	$12,217	$12,427	$12,788
11/30/2018	$13,336	$12,332	$12,458	$12,662
12/31/2018	$12,270	$11,774	$11,780	$11,850
1/31/2019	$13,194	$12,664	$12,703	$12,856
2/28/2019	$13,741	$12,911	$12,969	$13,152
3/31/2019	$13,951	$12,988	$12,989	$13,145
4/30/2019	$14,539	$13,331	$13,276	$13,504
5/31/2019	$14,581	$12,616	$12,591	$12,796
6/30/2019	$15,127	$13,375	$13,146	$13,377
7/31/2019	$15,001	$13,214	$13,059	$13,317
8/31/2019	$15,043	$12,805	$12,682	$13,009
9/30/2019	$15,043	$13,135	$12,990	$13,341
10/31/2019	$15,632	$13,593	$13,516	$13,889
11/30/2019	$15,926	$13,713	$13,743	$14,204
12/31/2019	$16,263	$14,307	$14,421	$14,862
1/31/2020	$16,134	$13,923	$13,971	$14,432
2/29/2020	$15,317	$12,822	$12,686	$13,024
3/31/2020	$13,208	$10,966	$10,238	$10,643
4/30/2020	$15,144	$11,797	$11,482	$11,888
5/31/2020	$17,124	$12,183	$12,179	$12,722
6/30/2020	$17,511	$12,733	$12,575	$12,948
7/31/2020	$18,500	$13,301	$13,204	$13,445
8/31/2020	$19,920	$13,870	$14,073	$14,426
9/30/2020	$20,264	$13,529	$13,895	$14,258
10/31/2020	$20,221	$13,238	$13,526	$13,798
11/30/2020	$21,641	$15,019	$15,398	$15,698
12/31/2020	$23,087	$15,831	$16,475	$16,761
1/31/2021	$22,955	$15,865	$16,446	$16,719
2/28/2021	$23,087	$16,179	$17,041	$17,203
3/31/2021	$22,560	$16,384	$17,386	$17,578
4/30/2021	$23,745	$16,866	$18,185	$18,306
5/31/2021	$23,394	$17,394	$18,606	$18,718
6/30/2021	$23,526	$17,281	$18,491	$18,423
7/31/2021	$23,613	$16,996	$18,639	$18,702
8/31/2021	$24,535	$17,320	$19,070	$19,205
9/30/2021	$23,394	$16,765	$18,490	$18,556
10/31/2021	$23,306	$17,165	$18,779	$18,930
11/30/2021	$22,472	$16,392	$17,849	$17,871
12/31/2021	$22,719	$17,070	$18,604	$18,628
1/31/2022	$19,251	$16,441	$17,443	$17,354
2/28/2022	$18,044	$16,115	$17,217	$17,199
3/31/2022	$17,693	$16,141	$17,392	$17,281
4/30/2022	$15,984	$15,127	$16,269	$16,081
5/31/2022	$15,933	$15,236	$16,119	$15,973
6/30/2022	$13,722	$13,925	$14,340	$14,182
7/31/2022	$15,280	$14,402	$15,169	$15,150
8/31/2022	$14,476	$13,939	$14,771	$14,494
9/30/2022	$12,817	$12,546	$13,140	$12,841
10/31/2022	$13,269	$12,921	$13,567	$13,416
11/30/2022	$14,978	$14,446	$14,864	$14,705
12/31/2022	$14,426	$14,338	$14,889	$14,793
1/31/2023	$15,230	$15,501	$15,960	$15,925
2/28/2023	$14,476	$14,957	$15,553	$15,535
3/31/2023	$14,677	$15,322	$15,588	$15,531
4/30/2023	$14,576	$15,589	$15,817	$15,805
5/31/2023	$14,074	$15,022	$15,379	$15,149
6/30/2023	$14,526	$15,696	$15,907	$15,607
7/31/2023	$14,878	$16,334	$16,715	$16,312
8/31/2023	$14,677	$15,596	$16,249	$15,766
9/30/2023	$13,873	$15,104	$15,637	$15,064
10/31/2023	$13,169	$14,481	$14,763	$14,175
11/30/2023	$14,828	$15,784	$16,192	$15,549
12/31/2023	$15,933	$16,577	$17,220	$16,661
1/31/2024	$15,682	$16,412	$16,924	$16,376
2/29/2024	$15,833	$16,828	$17,094	$16,424
3/31/2024	$15,833	$17,354	$17,583	$17,091
4/30/2024	$15,129	$17,042	$17,327	$16,597
5/31/2024	$15,833	$17,537	$17,888	$17,324
6/30/2024	$15,481	$17,520	$17,699	$16,825
7/31/2024	$16,235	$17,926	$18,373	$17,760
8/31/2024	$16,336	$18,436	$18,711	$18,092
9/30/2024	$16,687	$18,933	$19,274	$18,582
10/31/2024	$15,481	$18,004	$18,266	$17,519
11/30/2024	$15,933	$17,841	$18,186	$17,582
12/31/2024	$15,230	$17,494	$17,798	$17,122
1/31/2025	$15,481	$18,199	$18,035	$17,665
2/28/2025	$15,129	$18,452	$17,843	$17,595
3/31/2025	$15,230	$18,410	$17,912	$17,703
4/30/2025	$16,285	$19,075	$18,753	$18,679
5/31/2025	$17,089	$19,948	$19,967	$19,780
6/30/2025	$17,894	$20,625	$20,945	$20,681
7/31/2025	$16,939	$20,566	$20,979	$20,674
8/31/2025	$16,738	$21,280	$21,874	$21,700
9/30/2025	$16,386	$22,046	$22,344	$22,179

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(1.81%)	(4.16%)	5.06%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%
MSCI ACWI ex USA Small Cap Index	15.93%	9.97%	8.37%
MSCI World ex USA Small Cap Index	19.35%	9.24%	8.29%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$48,509,444
# of Portfolio Holdings	49
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$1,202,769

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Japan Elevator Service Holdings Co. Ltd.	5.1%
Prudent Corporate Advisory Services Ltd.	3.4%
Chief Telecom, Inc.	3.2%
Vijaya Diagnostic Centre Ltd.	3.2%
AJ Bell PLC	3.2%
Sarantis SA	3.1%
Nayax Ltd.	3.1%
Baltic Classifieds Group PLC	3.0%
m-up Holdings, Inc.	2.9%
Rakus Co. Ltd.	2.9%

Top 10 Industries (%)

Industry	Value
Application Software	11.8%
Diversified Support Services	10.3%
Asset Management & Custody Banks	8.4%
Electronic Equipment & Instruments	5.7%
Food Retail	5.6%
Semiconductors	4.6%
Interactive Media & Services	4.4%
Research & Consulting Services	4.3%
Health Care Services	4.3%
Commercial & Residential Mortgage Finance	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Opportunities Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch International Select Fund

Investor Class  WAISX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch International Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$138	1.30%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced substantial gains, powered primarily by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

While the Fund had gains during the period, it underperformed the benchmark. The Fund aims to hold a concentrated, yet diversified, high-conviction portfolio of 20 to 40 stocks. Given the concentrated nature of the Fund, a few positions can have a large effect on performance. During the period, we owned a few companies that produced disappointing results, which led those stocks lower. The largest detractors from Fund performance included an Ireland-based health-care company and a Switzerland-based industrials company. While disappointed with the performance of a few stocks, we continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI ACWI ex USA Index	MSCI EAFE Index	MSCI EAFE Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,500	$10,349	$10,359	$10,407
11/30/2019	$10,960	$10,440	$10,476	$10,705
12/31/2019	$11,200	$10,892	$10,817	$11,016
1/31/2020	$11,020	$10,600	$10,591	$10,891
2/29/2020	$10,350	$9,762	$9,633	$9,915
3/31/2020	$9,470	$8,348	$8,348	$8,589
4/30/2020	$10,290	$8,981	$8,887	$9,408
5/31/2020	$11,470	$9,275	$9,274	$10,143
6/30/2020	$11,740	$9,694	$9,590	$10,394
7/31/2020	$12,130	$10,126	$9,813	$10,876
8/31/2020	$12,730	$10,560	$10,318	$11,494
9/30/2020	$12,610	$10,300	$10,049	$11,435
10/31/2020	$12,310	$10,079	$9,648	$11,106
11/30/2020	$13,700	$11,434	$11,144	$12,389
12/31/2020	$14,230	$12,053	$11,662	$13,015
1/31/2021	$13,790	$12,079	$11,538	$12,873
2/28/2021	$13,510	$12,318	$11,796	$12,650
3/31/2021	$13,280	$12,474	$12,068	$12,850
4/30/2021	$14,190	$12,841	$12,431	$13,483
5/31/2021	$14,350	$13,242	$12,836	$13,819
6/30/2021	$14,520	$13,157	$12,692	$13,841
7/31/2021	$15,050	$12,940	$12,787	$14,088
8/31/2021	$15,830	$13,186	$13,013	$14,362
9/30/2021	$14,960	$12,764	$12,635	$13,736
10/31/2021	$15,320	$13,068	$12,946	$14,017
11/30/2021	$14,890	$12,480	$12,343	$13,504
12/31/2021	$14,940	$12,995	$12,975	$13,928
1/31/2022	$12,500	$12,517	$12,348	$12,185
2/28/2022	$12,210	$12,269	$12,130	$11,964
3/31/2022	$12,030	$12,288	$12,208	$12,005
4/30/2022	$10,860	$11,517	$11,418	$10,959
5/31/2022	$10,570	$11,599	$11,504	$10,789
6/30/2022	$9,770	$10,602	$10,436	$9,746
7/31/2022	$11,000	$10,965	$10,957	$10,467
8/31/2022	$10,090	$10,612	$10,436	$9,860
9/30/2022	$8,900	$9,551	$9,460	$8,785
10/31/2022	$9,600	$9,837	$9,969	$9,217
11/30/2022	$10,480	$10,998	$11,091	$10,192
12/31/2022	$9,730	$10,916	$11,100	$10,051
1/31/2023	$10,830	$11,801	$11,999	$10,938
2/28/2023	$10,490	$11,387	$11,749	$10,651
3/31/2023	$10,820	$11,665	$12,040	$11,034
4/30/2023	$10,850	$11,868	$12,380	$11,245
5/31/2023	$10,870	$11,436	$11,856	$10,927
6/30/2023	$11,400	$11,950	$12,396	$11,129
7/31/2023	$11,430	$12,435	$12,797	$11,567
8/31/2023	$10,860	$11,874	$12,306	$11,076
9/30/2023	$10,250	$11,499	$11,886	$10,431
10/31/2023	$9,570	$11,024	$11,404	$9,812
11/30/2023	$10,950	$12,017	$12,463	$10,983
12/31/2023	$11,820	$12,620	$13,125	$11,773
1/31/2024	$11,300	$12,495	$13,200	$11,647
2/29/2024	$11,510	$12,811	$13,442	$12,012
3/31/2024	$11,700	$13,212	$13,884	$12,266
4/30/2024	$10,830	$12,975	$13,528	$11,673
5/31/2024	$11,370	$13,351	$14,052	$12,022
6/30/2024	$11,240	$13,339	$13,826	$11,820
7/31/2024	$11,870	$13,647	$14,231	$12,173
8/31/2024	$12,360	$14,036	$14,694	$12,688
9/30/2024	$12,550	$14,414	$14,830	$13,029
10/31/2024	$11,940	$13,707	$14,023	$12,140
11/30/2024	$12,510	$13,583	$13,944	$12,351
12/31/2024	$11,960	$13,319	$13,627	$12,016
1/31/2025	$12,610	$13,855	$14,343	$12,582
2/28/2025	$12,730	$14,048	$14,621	$12,609
3/31/2025	$12,450	$14,016	$14,562	$12,458
4/30/2025	$13,620	$14,522	$15,229	$13,264
5/31/2025	$14,250	$15,187	$15,926	$14,006
6/30/2025	$14,830	$15,702	$16,276	$14,455
7/31/2025	$14,180	$15,658	$16,048	$14,209
8/31/2025	$14,320	$16,201	$16,732	$14,691
9/30/2025	$14,180	$16,784	$17,052	$14,914

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	Since Inception 10/1/19
Investor Class	12.99%	2.37%	5.99%
MSCI ACWI ex USA Index	16.45%	10.26%	9.01%
MSCI EAFE Index	14.99%	11.15%	9.30%
MSCI EAFE Mid Cap Growth Index	14.47%	5.46%	6.89%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$4,984,577
# of Portfolio Holdings	31
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Spotify Technology SA	5.8%
Definity Financial Corp.	4.8%
Ferrari NV	4.6%
Nintendo Co. Ltd.	4.5%
Sumitomo Realty & Development Co. Ltd.	4.4%
FirstService Corp.	4.4%
BAE Systems PLC	4.2%
Dollarama, Inc.	4.0%
AtkinsRealis Group, Inc.	3.9%
Halma PLC	3.6%

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	6.6%
Movies & Entertainment	5.8%
Casinos & Gaming	5.1%
Semiconductor Materials & Equipment	4.8%
Property & Casualty Insurance	4.8%
Automobile Manufacturers	4.6%
Interactive Home Entertainment	4.5%
Diversified Real Estate Activities	4.4%
Real Estate Services	4.4%
Application Software	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	94.9%
Other Assets and Liabilities, Net	5.1%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Select Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch International Select Fund

Institutional Class  WGISX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch International Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.90%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, international equities experienced substantial gains, powered primarily by a weaker U.S. dollar, interest-rate cuts and policy support across Europe. Renewed investor interest in non-U.S. assets also played a role in driving international markets.

While the Fund had gains during the period, it underperformed the benchmark. The Fund aims to hold a concentrated, yet diversified, high-conviction portfolio of 20 to 40 stocks. Given the concentrated nature of the Fund, a few positions can have a large effect on performance. During the period, we owned a few companies that produced disappointing results, which led those stocks lower. The largest detractors from Fund performance included an Ireland-based health-care company and a Switzerland-based industrials company. While disappointed with the performance of a few stocks, we continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI ACWI ex USA Index	MSCI EAFE Index	MSCI EAFE Mid Cap Growth Index
10/1/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,500	$10,349	$10,359	$10,407
11/30/2019	$10,970	$10,440	$10,476	$10,705
12/31/2019	$11,200	$10,892	$10,817	$11,016
1/31/2020	$11,040	$10,600	$10,591	$10,891
2/29/2020	$10,370	$9,762	$9,633	$9,915
3/31/2020	$9,520	$8,348	$8,348	$8,589
4/30/2020	$10,350	$8,981	$8,887	$9,408
5/31/2020	$11,530	$9,275	$9,274	$10,143
6/30/2020	$11,800	$9,694	$9,590	$10,394
7/31/2020	$12,200	$10,126	$9,813	$10,876
8/31/2020	$12,800	$10,560	$10,318	$11,494
9/30/2020	$12,690	$10,300	$10,049	$11,435
10/31/2020	$12,390	$10,079	$9,648	$11,106
11/30/2020	$13,790	$11,434	$11,144	$12,389
12/31/2020	$14,320	$12,053	$11,662	$13,015
1/31/2021	$13,880	$12,079	$11,538	$12,873
2/28/2021	$13,600	$12,318	$11,796	$12,650
3/31/2021	$13,380	$12,474	$12,068	$12,850
4/30/2021	$14,300	$12,841	$12,431	$13,483
5/31/2021	$14,470	$13,242	$12,836	$13,819
6/30/2021	$14,640	$13,157	$12,692	$13,841
7/31/2021	$15,180	$12,940	$12,787	$14,088
8/31/2021	$15,970	$13,186	$13,013	$14,362
9/30/2021	$15,100	$12,764	$12,635	$13,736
10/31/2021	$15,470	$13,068	$12,946	$14,017
11/30/2021	$15,040	$12,480	$12,343	$13,504
12/31/2021	$15,090	$12,995	$12,975	$13,928
1/31/2022	$12,630	$12,517	$12,348	$12,185
2/28/2022	$12,340	$12,269	$12,130	$11,964
3/31/2022	$12,160	$12,288	$12,208	$12,005
4/30/2022	$10,980	$11,517	$11,418	$10,959
5/31/2022	$10,690	$11,599	$11,504	$10,789
6/30/2022	$9,880	$10,602	$10,436	$9,746
7/31/2022	$11,140	$10,965	$10,957	$10,467
8/31/2022	$10,220	$10,612	$10,436	$9,860
9/30/2022	$9,010	$9,551	$9,460	$8,785
10/31/2022	$9,720	$9,837	$9,969	$9,217
11/30/2022	$10,620	$10,998	$11,091	$10,192
12/31/2022	$9,860	$10,916	$11,100	$10,051
1/31/2023	$10,980	$11,801	$11,999	$10,938
2/28/2023	$10,640	$11,387	$11,749	$10,651
3/31/2023	$10,990	$11,665	$12,040	$11,034
4/30/2023	$11,020	$11,868	$12,380	$11,245
5/31/2023	$11,040	$11,436	$11,856	$10,927
6/30/2023	$11,580	$11,950	$12,396	$11,129
7/31/2023	$11,620	$12,435	$12,797	$11,567
8/31/2023	$11,050	$11,874	$12,306	$11,076
9/30/2023	$10,430	$11,499	$11,886	$10,431
10/31/2023	$9,740	$11,024	$11,404	$9,812
11/30/2023	$11,140	$12,017	$12,463	$10,983
12/31/2023	$12,030	$12,620	$13,125	$11,773
1/31/2024	$11,510	$12,495	$13,200	$11,647
2/29/2024	$11,730	$12,811	$13,442	$12,012
3/31/2024	$11,930	$13,212	$13,884	$12,266
4/30/2024	$11,040	$12,975	$13,528	$11,673
5/31/2024	$11,600	$13,351	$14,052	$12,022
6/30/2024	$11,470	$13,339	$13,826	$11,820
7/31/2024	$12,110	$13,647	$14,231	$12,173
8/31/2024	$12,620	$14,036	$14,694	$12,688
9/30/2024	$12,810	$14,414	$14,830	$13,029
10/31/2024	$12,200	$13,707	$14,023	$12,140
11/30/2024	$12,790	$13,583	$13,944	$12,351
12/31/2024	$12,230	$13,319	$13,627	$12,016
1/31/2025	$12,900	$13,855	$14,343	$12,582
2/28/2025	$13,020	$14,048	$14,621	$12,609
3/31/2025	$12,740	$14,016	$14,562	$12,458
4/30/2025	$13,940	$14,522	$15,229	$13,264
5/31/2025	$14,600	$15,187	$15,926	$14,006
6/30/2025	$15,190	$15,702	$16,276	$14,455
7/31/2025	$14,530	$15,658	$16,048	$14,209
8/31/2025	$14,670	$16,201	$16,732	$14,691
9/30/2025	$14,530	$16,784	$17,052	$14,914

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	Since Inception 10/1/19
Institutional Class	13.43%	2.75%	6.43%
MSCI ACWI ex USA Index	16.45%	10.26%	9.01%
MSCI EAFE Index	14.99%	11.15%	9.30%
MSCI EAFE Mid Cap Growth Index	14.47%	5.46%	6.89%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$4,984,577
# of Portfolio Holdings	31
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Spotify Technology SA	5.8%
Definity Financial Corp.	4.8%
Ferrari NV	4.6%
Nintendo Co. Ltd.	4.5%
Sumitomo Realty & Development Co. Ltd.	4.4%
FirstService Corp.	4.4%
BAE Systems PLC	4.2%
Dollarama, Inc.	4.0%
AtkinsRealis Group, Inc.	3.9%
Halma PLC	3.6%

Top 10 Industries (%)

Industry	Value
Interactive Media & Services	6.6%
Movies & Entertainment	5.8%
Casinos & Gaming	5.1%
Semiconductor Materials & Equipment	4.8%
Property & Casualty Insurance	4.8%
Automobile Manufacturers	4.6%
Interactive Home Entertainment	4.5%
Diversified Real Estate Activities	4.4%
Real Estate Services	4.4%
Application Software	4.3%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	94.9%
Other Assets and Liabilities, Net	5.1%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Select Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch International Value Fund

Investor Class  WAIVX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch International Value Fund (the "Fund") for the period of November 29, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Class	$102	1.05%

How did the fund perform last year and what affected its performance?

During the period ended September 30, 2025, international equities experienced sizeable gains but were volatile. Uncertainty around U.S. tariffs weighed on global equity markets in the first quarter of 2025 and also in early April when President Trump proposed initial tariff rates for different countries. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. During the period, monetary stimulus from several central banks around the world was also supportive of equities. And in Europe, Germany announced a massive spending plan for defense and infrastructure. This drove many European markets higher as investors anticipated what that spending might mean for the broader European economy.

The Fund was well positioned for this environment and outperformed its benchmark. The Fund was overweight in a handful of European markets, which boosted relative performance. Stock selection in some of those markets was also additive to relative results. The Fund also benefited from the decision to invest in a couple of stocks in China and South Korea that were standout performers for the Fund. While the Fund outperformed its benchmark, its overweight to the health-care sector was a drag on relative performance during the period. A lack of exposure to Spain also detracted from relative results.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	MSCI World Ex USA	MSCI World Ex USA Value
11/29/2024	$10,000	$10,000	$10,000
11/30/2024	$10,000	$10,000	$10,000
12/31/2024	$9,761	$9,732	$9,785
1/31/2025	$10,201	$10,216	$10,248
2/28/2025	$10,672	$10,395	$10,588
3/31/2025	$11,172	$10,335	$10,792
4/30/2025	$11,623	$10,806	$11,235
5/31/2025	$11,883	$11,315	$11,702
6/30/2025	$12,254	$11,580	$11,929
7/31/2025	$12,314	$11,440	$11,969
8/31/2025	$12,864	$11,944	$12,653
9/30/2025	$13,255	$12,198	$12,869

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	Since Inception 11/29/24
Investor Class	32.65%
MSCI World Ex USA	21.98%
MSCI World Ex USA Value	28.69%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$11,788,007
# of Portfolio Holdings	40
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
National Grid PLC	4.1%
Nordea Bank Abp	3.5%
ING Groep NV	3.5%
HSBC Holdings PLC	3.4%
Sino Land Co. Ltd.	3.0%
TotalEnergies SE	2.9%
Samsung Electronics Co. Ltd.	2.8%
Suntory Beverage & Food Ltd.	2.8%
Venture Corp. Ltd.	2.6%
Krung Thai Bank PCL	2.6%

Top 10 Industries (%)

Industry	Value
Diversified Banks	20.8%
Integrated Oil & Gas	9.0%
Pharmaceuticals	8.5%
Multi-Utilities	6.4%
Integrated Telecommunication Services	5.6%
Tobacco	4.6%
Reinsurance	4.4%
Real Estate Development	3.0%
Technology Hardware, Storage & Peripherals	2.8%
Soft Drinks & Non-Alcoholic Beverages	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	93.7%
Other Assets and Liabilities, Net	6.3%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Value Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch International Value Fund

Institutional Class  WGIVX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch International Value Fund (the "Fund") for the period of November 29, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Class	$88	0.90%

How did the fund perform last year and what affected its performance?

During the period ended September 30, 2025, international equities experienced sizeable gains but were volatile. Uncertainty around U.S. tariffs weighed on global equity markets in the first quarter of 2025 and also in early April when President Trump proposed initial tariff rates for different countries. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs. During the period, monetary stimulus from several central banks around the world was also supportive of equities. And in Europe, Germany announced a massive spending plan for defense and infrastructure. This drove many European markets higher as investors anticipated what that spending might mean for the broader European economy.

The Fund was well positioned for this environment and outperformed its benchmark. The Fund was overweight in a handful of European markets, which boosted relative performance. Stock selection in some of those markets was also additive to relative results. The Fund also benefited from the decision to invest in a couple of stocks in China and South Korea that were standout performers for the Fund. While the Fund outperformed its benchmark, its overweight to the health-care sector was a drag on relative performance during the period. A lack of exposure to Spain also detracted from relative results.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	MSCI World Ex USA	MSCI World Ex USA Value
11/29/2024	$10,000	$10,000	$10,000
11/30/2024	$10,000	$10,000	$10,000
12/31/2024	$9,762	$9,732	$9,785
1/31/2025	$10,203	$10,216	$10,248
2/28/2025	$10,663	$10,395	$10,588
3/31/2025	$11,174	$10,335	$10,792
4/30/2025	$11,614	$10,806	$11,235
5/31/2025	$11,885	$11,315	$11,702
6/30/2025	$12,255	$11,580	$11,929
7/31/2025	$12,315	$11,440	$11,969
8/31/2025	$12,866	$11,944	$12,653
9/30/2025	$13,266	$12,198	$12,869

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	Since Inception 11/29/24
Institutional Class	32.66%
MSCI World Ex USA	21.98%
MSCI World Ex USA Value	28.69%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$11,788,007
# of Portfolio Holdings	40
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
National Grid PLC	4.1%
Nordea Bank Abp	3.5%
ING Groep NV	3.5%
HSBC Holdings PLC	3.4%
Sino Land Co. Ltd.	3.0%
TotalEnergies SE	2.9%
Samsung Electronics Co. Ltd.	2.8%
Suntory Beverage & Food Ltd.	2.8%
Venture Corp. Ltd.	2.6%
Krung Thai Bank PCL	2.6%

Top 10 Industries (%)

Industry	Value
Diversified Banks	20.8%
Integrated Oil & Gas	9.0%
Pharmaceuticals	8.5%
Multi-Utilities	6.4%
Integrated Telecommunication Services	5.6%
Tobacco	4.6%
Reinsurance	4.4%
Real Estate Development	3.0%
Technology Hardware, Storage & Peripherals	2.8%
Soft Drinks & Non-Alcoholic Beverages	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	93.7%
Other Assets and Liabilities, Net	6.3%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch International Value Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Long/Short Alpha Fund

Investor Class  WALSX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$191	2.10%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. We seek to invest in a carefully considered combination of longs and shorts, aiming to reduce risk. But in a rising market, our short positions were a drag on performance relative to the benchmark. Our long positions also detracted from relative performance. Our long positions represent what we believe are high-quality, long-duration growth companies. This positioning was a direct headwind to performance during the year, as what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell 2500™ Index	FTSE U.S. 3-Month Treasury Bill Index
10/1/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,640	$10,676	$10,490	$10,000
11/30/2021	$10,820	$10,514	$10,053	$10,001
12/31/2021	$11,220	$10,928	$10,382	$10,001
1/31/2022	$10,290	$10,285	$9,518	$10,002
2/28/2022	$10,110	$10,026	$9,625	$10,002
3/31/2022	$10,040	$10,351	$9,778	$10,004
4/30/2022	$9,700	$9,422	$8,945	$10,007
5/31/2022	$9,590	$9,409	$8,976	$10,012
6/30/2022	$9,110	$8,622	$8,118	$10,018
7/31/2022	$9,960	$9,431	$8,958	$10,029
8/31/2022	$9,570	$9,079	$8,720	$10,044
9/30/2022	$9,010	$8,237	$7,889	$10,063
10/31/2022	$9,890	$8,913	$8,646	$10,088
11/30/2022	$10,570	$9,378	$9,011	$10,117
12/31/2022	$10,280	$8,829	$8,475	$10,151
1/31/2023	$10,830	$9,437	$9,323	$10,189
2/28/2023	$10,730	$9,216	$9,104	$10,224
3/31/2023	$10,730	$9,463	$8,763	$10,265
4/30/2023	$10,680	$9,564	$8,648	$10,306
5/31/2023	$10,550	$9,601	$8,497	$10,350
6/30/2023	$11,070	$10,256	$9,220	$10,394
7/31/2023	$11,271	$10,624	$9,679	$10,441
8/31/2023	$11,841	$10,419	$9,299	$10,490
9/30/2023	$11,511	$9,923	$8,779	$10,537
10/31/2023	$10,940	$9,660	$8,246	$10,587
11/30/2023	$11,891	$10,560	$8,989	$10,635
12/31/2023	$13,132	$11,121	$9,952	$10,685
1/31/2024	$13,112	$11,244	$9,692	$10,735
2/29/2024	$14,464	$11,852	$10,219	$10,782
3/31/2024	$14,534	$12,235	$10,640	$10,832
4/30/2024	$13,823	$11,696	$9,928	$10,880
5/31/2024	$14,183	$12,249	$10,341	$10,931
6/30/2024	$14,113	$12,628	$10,186	$10,980
7/31/2024	$15,034	$12,863	$10,942	$11,031
8/31/2024	$15,224	$13,143	$10,914	$11,082
9/30/2024	$15,354	$13,415	$11,077	$11,131
10/31/2024	$15,074	$13,316	$10,974	$11,179
11/30/2024	$15,324	$14,202	$12,054	$11,223
12/31/2024	$14,083	$13,768	$11,146	$11,267
1/31/2025	$14,644	$14,203	$11,541	$11,310
2/28/2025	$14,023	$13,931	$10,999	$11,349
3/31/2025	$13,463	$13,118	$10,309	$11,391
4/30/2025	$13,312	$13,030	$10,097	$11,432
5/31/2025	$13,312	$13,856	$10,701	$11,475
6/30/2025	$13,523	$14,560	$11,195	$11,516
7/31/2025	$12,942	$14,880	$11,411	$11,559
8/31/2025	$12,912	$15,225	$12,010	$11,602
9/30/2025	$12,542	$15,750	$12,202	$11,643

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	Since Inception 10/1/21
Investor Class	(18.42%)	5.83%
Russell 3000® Index	17.41%	12.03%
Russell 2500™ Index	10.16%	5.10%
FTSE U.S. 3-Month Treasury Bill Index	4.61%	3.88%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$42,803,174
# of Portfolio Holdings	51
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$836,549

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	6.2%
HealthEquity, Inc.	5.9%
RBC Bearings, Inc.	5.9%
Monolithic Power Systems, Inc.	5.3%
Fabrinet	5.3%
Medpace Holdings, Inc.	4.9%
Bank OZK	4.7%
Guidewire Software, Inc.	4.7%
Valvoline, Inc.	4.3%
UL Solutions, Inc., Class A	3.9%

Top 10 Industries (%)

Industry	Value
Application Software	10.2%
Industrial Machinery & Supplies & Components	9.7%
Research & Consulting Services	7.0%
Health Care Facilities	6.2%
Managed Health Care	5.9%
Transaction & Payment Processing Services	5.5%
Health Care Services	5.4%
Semiconductors	5.3%
Electronic Manufacturing Services	5.3%
Life Sciences Tools & Services	4.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	134.7%
Warrants	0.1%
Other Assets and Liabilities, Net	(34.8%)
Total	100.0%

All tables above exclude securities sold short.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Long/Short Alpha Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Long/Short Alpha Fund

Institutional Class  WGLSX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Long/Short Alpha Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$183	2.01%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. We seek to invest in a carefully considered combination of longs and shorts, aiming to reduce risk. But in a rising market, our short positions were a drag on performance relative to the benchmark. Our long positions also detracted from relative performance. Our long positions represent what we believe are high-quality, long-duration growth companies. This positioning was a direct headwind to performance during the year, as what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell 2500™ Index	FTSE U.S. 3-Month Treasury Bill Index
10/1/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,640	$10,676	$10,490	$10,000
11/30/2021	$10,820	$10,514	$10,053	$10,001
12/31/2021	$11,230	$10,928	$10,382	$10,001
1/31/2022	$10,290	$10,285	$9,518	$10,002
2/28/2022	$10,110	$10,026	$9,625	$10,002
3/31/2022	$10,040	$10,351	$9,778	$10,004
4/30/2022	$9,710	$9,422	$8,945	$10,007
5/31/2022	$9,600	$9,409	$8,976	$10,012
6/30/2022	$9,130	$8,622	$8,118	$10,018
7/31/2022	$9,970	$9,431	$8,958	$10,029
8/31/2022	$9,580	$9,079	$8,720	$10,044
9/30/2022	$9,030	$8,237	$7,889	$10,063
10/31/2022	$9,910	$8,913	$8,646	$10,088
11/30/2022	$10,590	$9,378	$9,011	$10,117
12/31/2022	$10,310	$8,829	$8,475	$10,151
1/31/2023	$10,860	$9,437	$9,323	$10,189
2/28/2023	$10,760	$9,216	$9,104	$10,224
3/31/2023	$10,760	$9,463	$8,763	$10,265
4/30/2023	$10,710	$9,564	$8,648	$10,306
5/31/2023	$10,590	$9,601	$8,497	$10,350
6/30/2023	$11,110	$10,256	$9,220	$10,394
7/31/2023	$11,311	$10,624	$9,679	$10,441
8/31/2023	$11,891	$10,419	$9,299	$10,490
9/30/2023	$11,561	$9,923	$8,779	$10,537
10/31/2023	$10,990	$9,660	$8,246	$10,587
11/30/2023	$11,951	$10,560	$8,989	$10,635
12/31/2023	$13,192	$11,121	$9,952	$10,685
1/31/2024	$13,182	$11,244	$9,692	$10,735
2/29/2024	$14,534	$11,852	$10,219	$10,782
3/31/2024	$14,604	$12,235	$10,640	$10,832
4/30/2024	$13,893	$11,696	$9,928	$10,880
5/31/2024	$14,253	$12,249	$10,341	$10,931
6/30/2024	$14,183	$12,628	$10,186	$10,980
7/31/2024	$15,114	$12,863	$10,942	$11,031
8/31/2024	$15,304	$13,143	$10,914	$11,082
9/30/2024	$15,444	$13,415	$11,077	$11,131
10/31/2024	$15,154	$13,316	$10,974	$11,179
11/30/2024	$15,404	$14,202	$12,054	$11,223
12/31/2024	$14,163	$13,768	$11,146	$11,267
1/31/2025	$14,724	$14,203	$11,541	$11,310
2/28/2025	$14,103	$13,931	$10,999	$11,349
3/31/2025	$13,543	$13,118	$10,309	$11,391
4/30/2025	$13,393	$13,030	$10,097	$11,432
5/31/2025	$13,393	$13,856	$10,701	$11,475
6/30/2025	$13,603	$14,560	$11,195	$11,516
7/31/2025	$13,012	$14,880	$11,411	$11,559
8/31/2025	$12,982	$15,225	$12,010	$11,602
9/30/2025	$12,612	$15,750	$12,202	$11,643

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	Since Inception 10/1/21
Institutional Class	(18.39%)	5.97%
Russell 3000® Index	17.41%	12.03%
Russell 2500™ Index	10.16%	5.10%
FTSE U.S. 3-Month Treasury Bill Index	4.61%	3.88%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$42,803,174
# of Portfolio Holdings	51
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$836,549

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	6.2%
HealthEquity, Inc.	5.9%
RBC Bearings, Inc.	5.9%
Monolithic Power Systems, Inc.	5.3%
Fabrinet	5.3%
Medpace Holdings, Inc.	4.9%
Bank OZK	4.7%
Guidewire Software, Inc.	4.7%
Valvoline, Inc.	4.3%
UL Solutions, Inc., Class A	3.9%

Top 10 Industries (%)

Industry	Value
Application Software	10.2%
Industrial Machinery & Supplies & Components	9.7%
Research & Consulting Services	7.0%
Health Care Facilities	6.2%
Managed Health Care	5.9%
Transaction & Payment Processing Services	5.5%
Health Care Services	5.4%
Semiconductors	5.3%
Electronic Manufacturing Services	5.3%
Life Sciences Tools & Services	4.9%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	134.7%
Warrants	0.1%
Other Assets and Liabilities, Net	(34.8%)
Total	100.0%

All tables above exclude securities sold short.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Long/Short Alpha Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Micro Cap Fund

Investor Class  WMICX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Micro Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$169	1.64%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. micro-cap stocks experienced gains but were volatile. Initially, equities were up following the results of the U.S. presidential election but then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

In this “risk-on” environment, we found that stocks of some lower quality companies tended to outperform. This was a headwind for our investment strategy, as we tend to focus on businesses we perceive as higher quality. Additionally, we also owned a few stocks of companies that produced disappointing results in the period, which led the stocks lower. Given these headwinds, the Fund underperformed its benchmark.

Looking at performance across sectors, our information-technology holdings underperformed the benchmark’s, and this was the largest reason for our underperformance. Our consumer-discretionary stocks also underperformed. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell Microcap® Growth Index	Russell Microcap® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,319	$10,790	$10,626	$10,538
11/30/2015	$10,846	$10,850	$11,126	$10,939
12/31/2015	$10,587	$10,627	$10,470	$10,374
1/31/2016	$9,457	$10,027	$9,002	$9,301
2/29/2016	$9,280	$10,024	$8,915	$9,161
3/31/2016	$10,054	$10,730	$9,551	$9,811
4/30/2016	$10,280	$10,796	$9,783	$10,128
5/31/2016	$10,426	$10,990	$10,040	$10,260
6/30/2016	$10,700	$11,012	$9,853	$10,200
7/31/2016	$11,200	$11,449	$10,387	$10,734
8/31/2016	$11,313	$11,478	$10,593	$11,023
9/30/2016	$11,604	$11,496	$11,027	$11,347
10/31/2016	$11,039	$11,248	$10,134	$10,700
11/30/2016	$11,523	$11,751	$10,973	$11,943
12/31/2016	$11,412	$11,980	$11,189	$12,487
1/31/2017	$11,764	$12,206	$11,066	$12,299
2/28/2017	$11,888	$12,660	$11,294	$12,427
3/31/2017	$12,241	$12,668	$11,483	$12,535
4/30/2017	$12,540	$12,803	$11,609	$12,664
5/31/2017	$12,576	$12,934	$11,463	$12,373
6/30/2017	$13,334	$13,050	$12,091	$13,015
7/31/2017	$13,705	$13,296	$12,024	$12,943
8/31/2017	$13,705	$13,322	$12,120	$12,835
9/30/2017	$14,516	$13,647	$12,932	$13,881
10/31/2017	$14,763	$13,945	$12,765	$13,859
11/30/2017	$15,327	$14,368	$13,019	$14,198
12/31/2017	$15,526	$14,512	$13,052	$14,131
1/31/2018	$15,974	$15,277	$13,424	$14,478
2/28/2018	$15,811	$14,714	$13,114	$14,020
3/31/2018	$16,360	$14,418	$13,181	$14,227
4/30/2018	$16,461	$14,473	$13,298	$14,406
5/31/2018	$17,925	$14,882	$14,308	$15,445
6/30/2018	$18,514	$14,979	$14,465	$15,645
7/31/2018	$18,412	$15,476	$14,458	$15,635
8/31/2018	$20,648	$16,020	$15,472	$16,308
9/30/2018	$20,038	$16,046	$14,921	$15,776
10/31/2018	$17,721	$14,865	$12,903	$14,056
11/30/2018	$17,925	$15,162	$12,840	$13,966
12/31/2018	$15,926	$13,751	$11,201	$12,283
1/31/2019	$17,654	$14,931	$12,366	$13,571
2/28/2019	$18,877	$15,457	$13,187	$14,315
3/31/2019	$18,930	$15,682	$12,993	$13,892
4/30/2019	$19,914	$16,309	$13,109	$14,157
5/31/2019	$19,223	$15,253	$12,270	$13,197
6/30/2019	$20,286	$16,325	$13,049	$14,020
7/31/2019	$20,552	$16,567	$12,729	$13,829
8/31/2019	$20,233	$16,229	$11,985	$12,960
9/30/2019	$19,808	$16,514	$11,738	$13,256
10/31/2019	$20,260	$16,870	$12,023	$13,596
11/30/2019	$21,456	$17,511	$12,939	$14,226
12/31/2019	$22,651	$18,017	$13,814	$15,038
1/31/2020	$23,008	$17,997	$13,542	$14,337
2/29/2020	$21,552	$16,524	$12,826	$13,357
3/31/2020	$17,033	$14,251	$10,140	$10,228
4/30/2020	$20,689	$16,139	$12,056	$11,785
5/31/2020	$23,811	$17,002	$13,230	$12,567
6/30/2020	$25,327	$17,390	$14,078	$13,352
7/31/2020	$26,902	$18,378	$14,517	$13,494
8/31/2020	$28,537	$19,709	$15,308	$14,297
9/30/2020	$28,418	$18,992	$14,931	$13,845
10/31/2020	$28,656	$18,582	$14,709	$14,023
11/30/2020	$33,650	$20,842	$17,886	$16,890
12/31/2020	$37,309	$21,780	$19,357	$18,190
1/31/2021	$39,226	$21,683	$21,847	$20,776
2/28/2021	$42,967	$22,361	$23,353	$22,027
3/31/2021	$41,395	$23,162	$22,621	$22,536
4/30/2021	$42,590	$24,356	$22,420	$22,595
5/31/2021	$41,269	$24,467	$21,945	$22,965
6/30/2021	$42,684	$25,071	$23,339	$23,468
7/31/2021	$41,207	$25,495	$21,732	$22,174
8/31/2021	$41,112	$26,222	$22,314	$22,969
9/30/2021	$39,446	$25,045	$21,218	$22,300
10/31/2021	$40,987	$26,739	$21,432	$22,794
11/30/2021	$39,195	$26,332	$20,042	$21,599
12/31/2021	$39,272	$27,369	$19,527	$21,708
1/31/2022	$33,507	$25,759	$16,693	$19,586
2/28/2022	$32,630	$25,110	$16,710	$19,786
3/31/2022	$31,752	$25,924	$16,851	$20,058
4/30/2022	$27,741	$23,598	$14,489	$17,978
5/31/2022	$27,156	$23,566	$14,141	$17,908
6/30/2022	$24,859	$21,595	$13,076	$16,256
7/31/2022	$26,989	$23,621	$14,611	$17,875
8/31/2022	$27,073	$22,739	$14,731	$17,904
9/30/2022	$23,898	$20,630	$13,356	$16,177
10/31/2022	$25,276	$22,322	$14,443	$17,712
11/30/2022	$24,733	$23,487	$14,318	$17,697
12/31/2022	$23,313	$22,112	$13,716	$16,941
1/31/2023	$26,404	$23,635	$15,095	$18,611
2/28/2023	$26,321	$23,083	$14,680	$18,070
3/31/2023	$25,861	$23,700	$13,821	$16,463
4/30/2023	$24,691	$23,952	$13,633	$16,037
5/31/2023	$25,527	$24,046	$13,976	$16,263
6/30/2023	$27,532	$25,688	$14,698	$17,334
7/31/2023	$28,702	$26,608	$14,947	$18,260
8/31/2023	$27,658	$26,095	$14,002	$17,046
9/30/2023	$25,360	$24,852	$12,942	$15,959
10/31/2023	$23,062	$24,193	$11,851	$14,807
11/30/2023	$25,569	$26,449	$13,164	$16,209
12/31/2023	$28,577	$27,852	$14,965	$18,523
1/31/2024	$28,034	$28,160	$14,478	$17,805
2/29/2024	$30,833	$29,685	$15,755	$18,912
3/31/2024	$31,669	$30,642	$15,953	$19,390
4/30/2024	$29,621	$29,294	$14,666	$17,884
5/31/2024	$31,167	$30,678	$15,431	$18,790
6/30/2024	$30,875	$31,628	$15,065	$18,367
7/31/2024	$33,758	$32,216	$16,601	$20,547
8/31/2024	$33,340	$32,917	$16,285	$19,983
9/30/2024	$33,674	$33,598	$16,355	$19,889
10/31/2024	$33,047	$33,351	$16,947	$20,025
11/30/2024	$36,975	$35,570	$19,061	$22,356
12/31/2024	$34,551	$34,483	$18,245	$21,061
1/31/2025	$34,969	$35,571	$18,143	$21,089
2/28/2025	$31,251	$34,890	$16,891	$19,937
3/31/2025	$28,828	$32,854	$15,007	$18,031
4/30/2025	$28,786	$32,634	$15,392	$17,947
5/31/2025	$31,501	$34,703	$16,785	$19,376
6/30/2025	$32,462	$36,466	$18,147	$20,829
7/31/2025	$32,462	$37,269	$18,672	$21,262
8/31/2025	$34,593	$38,131	$20,453	$23,230
9/30/2025	$35,554	$39,447	$21,764	$24,376

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	5.58%	4.58%	13.52%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Microcap® Growth Index	33.07%	7.83%	8.09%
Russell Microcap® Index	22.56%	11.98%	9.32%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$622,757,958
# of Portfolio Holdings	61
Portfolio Turnover Rate	87%
Total Advisory Fees Paid	$9,450,411

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Mama's Creations, Inc.	3.6%
Esquire Financial Holdings, Inc.	3.5%
Vita Coco Co., Inc.	3.4%
Climb Global Solutions, Inc.	3.3%
Red Violet, Inc.	3.3%
Standex International Corp.	2.8%
Veeco Instruments, Inc.	2.8%
TAT Technologies Ltd.	2.8%
EZCORP, Inc., Class A	2.4%
Addus HomeCare Corp.	2.3%

Top 10 Industries (%)

Industry	Value
Application Software	8.5%
Electronic Equipment & Instruments	7.3%
Packaged Foods & Meats	5.7%
Health Care Services	5.6%
Construction & Engineering	4.9%
Research & Consulting Services	4.7%
Education Services	4.5%
Property & Casualty Insurance	4.1%
Aerospace & Defense	4.0%
Regional Banks	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.5%
Preferred Stocks	1.2%
Warrants	0.0%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Micro Cap Fund

Institutional Class  WGICX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Micro Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$164	1.59%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. micro-cap stocks experienced gains but were volatile. Initially, equities were up following the results of the U.S. presidential election but then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities then rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

In this “risk-on” environment, we found that stocks of some lower quality companies tended to outperform. This was a headwind for our investment strategy, as we tend to focus on businesses we perceive as higher quality. Additionally, we also owned a few stocks of companies that produced disappointing results in the period, which led the stocks lower. Given these headwinds, the Fund underperformed its benchmark.

Looking at performance across sectors, our information-technology holdings underperformed the benchmark’s, and this was the largest reason for our underperformance. Our consumer-discretionary stocks also underperformed. While we were disappointed with performance during the period, we continue to like the growth potential of the companies in our portfolio.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell Microcap® Growth Index	Russell Microcap® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,319	$10,790	$10,626	$10,538
11/30/2015	$10,846	$10,850	$11,126	$10,939
12/31/2015	$10,587	$10,627	$10,470	$10,374
1/31/2016	$9,457	$10,027	$9,002	$9,301
2/29/2016	$9,280	$10,024	$8,915	$9,161
3/31/2016	$10,054	$10,730	$9,551	$9,811
4/30/2016	$10,280	$10,796	$9,783	$10,128
5/31/2016	$10,426	$10,990	$10,040	$10,260
6/30/2016	$10,700	$11,012	$9,853	$10,200
7/31/2016	$11,200	$11,449	$10,387	$10,734
8/31/2016	$11,313	$11,478	$10,593	$11,023
9/30/2016	$11,604	$11,496	$11,027	$11,347
10/31/2016	$11,039	$11,248	$10,134	$10,700
11/30/2016	$11,523	$11,751	$10,973	$11,943
12/31/2016	$11,412	$11,980	$11,189	$12,487
1/31/2017	$11,764	$12,206	$11,066	$12,299
2/28/2017	$11,888	$12,660	$11,294	$12,427
3/31/2017	$12,241	$12,668	$11,483	$12,535
4/30/2017	$12,540	$12,803	$11,609	$12,664
5/31/2017	$12,576	$12,934	$11,463	$12,373
6/30/2017	$13,334	$13,050	$12,091	$13,015
7/31/2017	$13,705	$13,296	$12,024	$12,943
8/31/2017	$13,705	$13,322	$12,120	$12,835
9/30/2017	$14,516	$13,647	$12,932	$13,881
10/31/2017	$14,763	$13,945	$12,765	$13,859
11/30/2017	$15,327	$14,368	$13,019	$14,198
12/31/2017	$15,526	$14,512	$13,052	$14,131
1/31/2018	$15,974	$15,277	$13,424	$14,478
2/28/2018	$15,811	$14,714	$13,114	$14,020
3/31/2018	$16,360	$14,418	$13,181	$14,227
4/30/2018	$16,461	$14,473	$13,298	$14,406
5/31/2018	$17,925	$14,882	$14,308	$15,445
6/30/2018	$18,514	$14,979	$14,465	$15,645
7/31/2018	$18,412	$15,476	$14,458	$15,635
8/31/2018	$20,648	$16,020	$15,472	$16,308
9/30/2018	$20,038	$16,046	$14,921	$15,776
10/31/2018	$17,721	$14,865	$12,903	$14,056
11/30/2018	$17,925	$15,162	$12,840	$13,966
12/31/2018	$15,926	$13,751	$11,201	$12,283
1/31/2019	$17,654	$14,931	$12,366	$13,571
2/28/2019	$18,877	$15,457	$13,187	$14,315
3/31/2019	$18,930	$15,682	$12,993	$13,892
4/30/2019	$19,914	$16,309	$13,109	$14,157
5/31/2019	$19,223	$15,253	$12,270	$13,197
6/30/2019	$20,286	$16,325	$13,049	$14,020
7/31/2019	$20,552	$16,567	$12,729	$13,829
8/31/2019	$20,233	$16,229	$11,985	$12,960
9/30/2019	$19,808	$16,514	$11,738	$13,256
10/31/2019	$20,260	$16,870	$12,023	$13,596
11/30/2019	$21,456	$17,511	$12,939	$14,226
12/31/2019	$22,651	$18,017	$13,814	$15,038
1/31/2020	$23,008	$17,997	$13,542	$14,337
2/29/2020	$21,552	$16,524	$12,826	$13,357
3/31/2020	$17,033	$14,251	$10,140	$10,228
4/30/2020	$20,660	$16,139	$12,056	$11,785
5/31/2020	$23,781	$17,002	$13,230	$12,567
6/30/2020	$25,297	$17,390	$14,078	$13,352
7/31/2020	$26,873	$18,378	$14,517	$13,494
8/31/2020	$28,508	$19,709	$15,308	$14,297
9/30/2020	$28,389	$18,992	$14,931	$13,845
10/31/2020	$28,626	$18,582	$14,709	$14,023
11/30/2020	$33,620	$20,842	$17,886	$16,890
12/31/2020	$37,281	$21,780	$19,357	$18,190
1/31/2021	$39,167	$21,683	$21,847	$20,776
2/28/2021	$42,908	$22,361	$23,353	$22,027
3/31/2021	$41,368	$23,162	$22,621	$22,536
4/30/2021	$42,562	$24,356	$22,420	$22,595
5/31/2021	$41,242	$24,467	$21,945	$22,965
6/30/2021	$42,656	$25,071	$23,339	$23,468
7/31/2021	$41,179	$25,495	$21,732	$22,174
8/31/2021	$41,085	$26,222	$22,314	$22,969
9/30/2021	$39,450	$25,045	$21,218	$22,300
10/31/2021	$40,959	$26,739	$21,432	$22,794
11/30/2021	$39,167	$26,332	$20,042	$21,599
12/31/2021	$39,245	$27,369	$19,527	$21,708
1/31/2022	$33,519	$25,759	$16,693	$19,586
2/28/2022	$32,600	$25,110	$16,710	$19,786
3/31/2022	$31,764	$25,924	$16,851	$20,058
4/30/2022	$27,710	$23,598	$14,489	$17,978
5/31/2022	$27,167	$23,566	$14,141	$17,908
6/30/2022	$24,868	$21,595	$13,076	$16,256
7/31/2022	$26,958	$23,621	$14,611	$17,875
8/31/2022	$27,083	$22,739	$14,731	$17,904
9/30/2022	$23,907	$20,630	$13,356	$16,177
10/31/2022	$25,286	$22,322	$14,443	$17,712
11/30/2022	$24,743	$23,487	$14,318	$17,697
12/31/2022	$23,363	$22,112	$13,716	$16,941
1/31/2023	$26,414	$23,635	$15,095	$18,611
2/28/2023	$26,331	$23,083	$14,680	$18,070
3/31/2023	$25,871	$23,700	$13,821	$16,463
4/30/2023	$24,701	$23,952	$13,633	$16,037
5/31/2023	$25,537	$24,046	$13,976	$16,263
6/30/2023	$27,543	$25,688	$14,698	$17,334
7/31/2023	$28,755	$26,608	$14,947	$18,260
8/31/2023	$27,710	$26,095	$14,002	$17,046
9/30/2023	$25,369	$24,852	$12,942	$15,959
10/31/2023	$23,113	$24,193	$11,851	$14,807
11/30/2023	$25,578	$26,449	$13,164	$16,209
12/31/2023	$28,629	$27,852	$14,965	$18,523
1/31/2024	$28,086	$28,160	$14,478	$17,805
2/29/2024	$30,845	$29,685	$15,755	$18,912
3/31/2024	$31,722	$30,642	$15,953	$19,390
4/30/2024	$29,632	$29,294	$14,666	$17,884
5/31/2024	$31,221	$30,678	$15,431	$18,790
6/30/2024	$30,928	$31,628	$15,065	$18,367
7/31/2024	$33,812	$32,216	$16,601	$20,547
8/31/2024	$33,394	$32,917	$16,285	$19,983
9/30/2024	$33,728	$33,598	$16,355	$19,889
10/31/2024	$33,101	$33,351	$16,947	$20,025
11/30/2024	$37,030	$35,570	$19,061	$22,356
12/31/2024	$34,606	$34,483	$18,245	$21,061
1/31/2025	$35,066	$35,571	$18,143	$21,089
2/28/2025	$31,304	$34,890	$16,891	$19,937
3/31/2025	$28,880	$32,854	$15,007	$18,031
4/30/2025	$28,838	$32,634	$15,392	$17,947
5/31/2025	$31,555	$34,703	$16,785	$19,376
6/30/2025	$32,558	$36,466	$18,147	$20,829
7/31/2025	$32,516	$37,269	$18,672	$21,262
8/31/2025	$34,690	$38,131	$20,453	$23,230
9/30/2025	$35,609	$39,447	$21,764	$24,376

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	5.58%	4.64%	13.54%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Microcap® Growth Index	33.07%	7.83%	8.09%
Russell Microcap® Index	22.56%	11.98%	9.32%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$622,757,958
# of Portfolio Holdings	61
Portfolio Turnover Rate	87%
Total Advisory Fees Paid	$9,450,411

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Mama's Creations, Inc.	3.6%
Esquire Financial Holdings, Inc.	3.5%
Vita Coco Co., Inc.	3.4%
Climb Global Solutions, Inc.	3.3%
Red Violet, Inc.	3.3%
Standex International Corp.	2.8%
Veeco Instruments, Inc.	2.8%
TAT Technologies Ltd.	2.8%
EZCORP, Inc., Class A	2.4%
Addus HomeCare Corp.	2.3%

Top 10 Industries (%)

Industry	Value
Application Software	8.5%
Electronic Equipment & Instruments	7.3%
Packaged Foods & Meats	5.7%
Health Care Services	5.6%
Construction & Engineering	4.9%
Research & Consulting Services	4.7%
Education Services	4.5%
Property & Casualty Insurance	4.1%
Aerospace & Defense	4.0%
Regional Banks	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.5%
Preferred Stocks	1.2%
Warrants	0.0%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Micro Cap Value Fund

Investor Class  WAMVX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Micro Cap Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.68%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. micro-cap stocks experienced strong gains. Initially, equities were up following the results of the U.S. presidential election but then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

In this “risk-on” investment environment, we found that stocks of some lower quality companies with more speculative business models tended to outperform. This was a headwind for our investment strategy, as we tend to focus on businesses we perceive as higher quality.

Looking at performance across sectors, our information-technology holdings underperformed those of the benchmark, and this was the largest reason for our underperformance. Our consumer-discretionary stocks also underperformed those of the benchmark. However, our holdings in the financials and industrials sectors outperformed those of the benchmark and contributed to relative performance.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell Microcap® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,209	$10,790	$10,538
11/30/2015	$10,488	$10,850	$10,939
12/31/2015	$10,345	$10,627	$10,374
1/31/2016	$9,642	$10,027	$9,301
2/29/2016	$9,603	$10,024	$9,161
3/31/2016	$10,111	$10,730	$9,811
4/30/2016	$10,189	$10,796	$10,128
5/31/2016	$10,306	$10,990	$10,260
6/30/2016	$10,228	$11,012	$10,200
7/31/2016	$10,618	$11,449	$10,734
8/31/2016	$11,009	$11,478	$11,023
9/30/2016	$11,204	$11,496	$11,347
10/31/2016	$10,775	$11,248	$10,700
11/30/2016	$11,399	$11,751	$11,943
12/31/2016	$11,630	$11,980	$12,487
1/31/2017	$11,709	$12,206	$12,299
2/28/2017	$11,948	$12,660	$12,427
3/31/2017	$12,146	$12,668	$12,535
4/30/2017	$12,384	$12,803	$12,664
5/31/2017	$12,384	$12,934	$12,373
6/30/2017	$12,821	$13,050	$13,015
7/31/2017	$13,059	$13,296	$12,943
8/31/2017	$13,059	$13,322	$12,835
9/30/2017	$13,813	$13,647	$13,881
10/31/2017	$13,972	$13,945	$13,859
11/30/2017	$14,448	$14,368	$14,198
12/31/2017	$14,701	$14,512	$14,131
1/31/2018	$14,830	$15,277	$14,478
2/28/2018	$14,315	$14,714	$14,020
3/31/2018	$14,444	$14,418	$14,227
4/30/2018	$14,487	$14,473	$14,406
5/31/2018	$15,130	$14,882	$15,445
6/30/2018	$15,644	$14,979	$15,645
7/31/2018	$15,773	$15,476	$15,635
8/31/2018	$16,630	$16,020	$16,308
9/30/2018	$16,415	$16,046	$15,776
10/31/2018	$14,658	$14,865	$14,056
11/30/2018	$14,572	$15,162	$13,966
12/31/2018	$13,430	$13,751	$12,283
1/31/2019	$14,748	$14,931	$13,571
2/28/2019	$15,725	$15,457	$14,315
3/31/2019	$15,286	$15,682	$13,892
4/30/2019	$16,165	$16,309	$14,157
5/31/2019	$15,676	$15,253	$13,197
6/30/2019	$16,604	$16,325	$14,020
7/31/2019	$16,409	$16,567	$13,829
8/31/2019	$15,920	$16,229	$12,960
9/30/2019	$15,676	$16,514	$13,256
10/31/2019	$16,067	$16,870	$13,596
11/30/2019	$16,751	$17,511	$14,226
12/31/2019	$17,438	$18,017	$15,038
1/31/2020	$17,385	$17,997	$14,337
2/29/2020	$15,998	$16,524	$13,357
3/31/2020	$12,479	$14,251	$10,228
4/30/2020	$14,718	$16,139	$11,785
5/31/2020	$16,692	$17,002	$12,567
6/30/2020	$17,438	$17,390	$13,352
7/31/2020	$18,451	$18,378	$13,494
8/31/2020	$19,785	$19,709	$14,297
9/30/2020	$19,465	$18,992	$13,845
10/31/2020	$19,625	$18,582	$14,023
11/30/2020	$22,558	$20,842	$16,890
12/31/2020	$24,561	$21,780	$18,190
1/31/2021	$25,949	$21,683	$20,776
2/28/2021	$28,242	$22,361	$22,027
3/31/2021	$28,181	$23,162	$22,536
4/30/2021	$29,328	$24,356	$22,595
5/31/2021	$30,474	$24,467	$22,965
6/30/2021	$30,655	$25,071	$23,468
7/31/2021	$30,293	$25,495	$22,174
8/31/2021	$30,837	$26,222	$22,969
9/30/2021	$30,837	$25,045	$22,300
10/31/2021	$32,043	$26,739	$22,794
11/30/2021	$30,776	$26,332	$21,599
12/31/2021	$31,138	$27,369	$21,708
1/31/2022	$27,711	$25,759	$19,586
2/28/2022	$27,339	$25,110	$19,786
3/31/2022	$26,594	$25,924	$20,058
4/30/2022	$24,285	$23,598	$17,978
5/31/2022	$23,912	$23,566	$17,908
6/30/2022	$21,454	$21,595	$16,256
7/31/2022	$23,912	$23,621	$17,875
8/31/2022	$23,093	$22,739	$17,904
9/30/2022	$20,784	$20,630	$16,177
10/31/2022	$23,018	$22,322	$17,712
11/30/2022	$22,497	$23,487	$17,697
12/31/2022	$22,124	$22,112	$16,941
1/31/2023	$24,061	$23,635	$18,611
2/28/2023	$24,061	$23,083	$18,070
3/31/2023	$23,018	$23,700	$16,463
4/30/2023	$22,199	$23,952	$16,037
5/31/2023	$22,273	$24,046	$16,263
6/30/2023	$23,614	$25,688	$17,334
7/31/2023	$24,657	$26,608	$18,260
8/31/2023	$23,614	$26,095	$17,046
9/30/2023	$22,124	$24,852	$15,959
10/31/2023	$20,858	$24,193	$14,807
11/30/2023	$22,869	$26,449	$16,209
12/31/2023	$25,030	$27,852	$18,523
1/31/2024	$24,359	$28,160	$17,805
2/29/2024	$26,222	$29,685	$18,912
3/31/2024	$26,892	$30,642	$19,390
4/30/2024	$25,179	$29,294	$17,884
5/31/2024	$26,743	$30,678	$18,790
6/30/2024	$26,594	$31,628	$18,367
7/31/2024	$29,052	$32,216	$20,547
8/31/2024	$29,276	$32,917	$19,983
9/30/2024	$29,425	$33,598	$19,889
10/31/2024	$28,978	$33,351	$20,025
11/30/2024	$33,224	$35,570	$22,356
12/31/2024	$31,138	$34,483	$21,061
1/31/2025	$31,511	$35,571	$21,089
2/28/2025	$29,723	$34,890	$19,937
3/31/2025	$28,009	$32,854	$18,031
4/30/2025	$27,786	$32,634	$17,947
5/31/2025	$29,797	$34,703	$19,376
6/30/2025	$30,766	$36,466	$20,829
7/31/2025	$31,064	$37,269	$21,262
8/31/2025	$33,149	$38,131	$23,230
9/30/2025	$33,969	$39,447	$24,376

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	15.44%	11.78%	13.01%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Microcap® Index	22.56%	11.98%	9.32%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$352,842,849
# of Portfolio Holdings	63
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$4,978,463

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Red Violet, Inc.	3.3%
Digi International, Inc.	2.7%
Standex International Corp.	2.6%
Bel Fuse, Inc., Class B	2.6%
Champion Homes, Inc.	2.5%
Veeco Instruments, Inc.	2.5%
EZCORP, Inc., Class A	2.5%
JDC Group AG	2.5%
TAT Technologies Ltd.	2.4%
Climb Global Solutions, Inc.	2.4%

Top 10 Industries (%)

Industry	Value
Application Software	9.1%
Trading Companies & Distributors	5.7%
Regional Banks	5.6%
Construction & Engineering	5.5%
Packaged Foods & Meats	5.0%
Investment Banking & Brokerage	4.5%
Electronic Equipment & Instruments	4.4%
Aerospace & Defense	4.2%
Property & Casualty Insurance	4.1%
Semiconductor Materials & Equipment	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Value Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Micro Cap Value Fund

Institutional Class  WGMVX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Micro Cap Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$173	1.60%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, U.S. micro-cap stocks experienced strong gains. Initially, equities were up following the results of the U.S. presidential election but then traded lower due to concerns about slow growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

In this “risk-on” investment environment, we found that stocks of some lower quality companies with more speculative business models tended to outperform. This was a headwind for our investment strategy, as we tend to focus on businesses we perceive as higher quality.

Looking at performance across sectors, our information-technology holdings underperformed those of the benchmark, and this was the largest reason for our underperformance. Our consumer-discretionary stocks also underperformed those of the benchmark. However, our holdings in the financials and industrials sectors outperformed those of the benchmark and contributed to relative performance.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell Microcap® Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,209	$10,790	$10,538
11/30/2015	$10,488	$10,850	$10,939
12/31/2015	$10,345	$10,627	$10,374
1/31/2016	$9,642	$10,027	$9,301
2/29/2016	$9,603	$10,024	$9,161
3/31/2016	$10,111	$10,730	$9,811
4/30/2016	$10,189	$10,796	$10,128
5/31/2016	$10,306	$10,990	$10,260
6/30/2016	$10,228	$11,012	$10,200
7/31/2016	$10,618	$11,449	$10,734
8/31/2016	$11,009	$11,478	$11,023
9/30/2016	$11,204	$11,496	$11,347
10/31/2016	$10,775	$11,248	$10,700
11/30/2016	$11,399	$11,751	$11,943
12/31/2016	$11,630	$11,980	$12,487
1/31/2017	$11,709	$12,206	$12,299
2/28/2017	$11,948	$12,660	$12,427
3/31/2017	$12,146	$12,668	$12,535
4/30/2017	$12,384	$12,803	$12,664
5/31/2017	$12,384	$12,934	$12,373
6/30/2017	$12,821	$13,050	$13,015
7/31/2017	$13,059	$13,296	$12,943
8/31/2017	$13,059	$13,322	$12,835
9/30/2017	$13,813	$13,647	$13,881
10/31/2017	$13,972	$13,945	$13,859
11/30/2017	$14,448	$14,368	$14,198
12/31/2017	$14,701	$14,512	$14,131
1/31/2018	$14,830	$15,277	$14,478
2/28/2018	$14,315	$14,714	$14,020
3/31/2018	$14,444	$14,418	$14,227
4/30/2018	$14,487	$14,473	$14,406
5/31/2018	$15,130	$14,882	$15,445
6/30/2018	$15,644	$14,979	$15,645
7/31/2018	$15,773	$15,476	$15,635
8/31/2018	$16,630	$16,020	$16,308
9/30/2018	$16,415	$16,046	$15,776
10/31/2018	$14,658	$14,865	$14,056
11/30/2018	$14,572	$15,162	$13,966
12/31/2018	$13,430	$13,751	$12,283
1/31/2019	$14,748	$14,931	$13,571
2/28/2019	$15,725	$15,457	$14,315
3/31/2019	$15,286	$15,682	$13,892
4/30/2019	$16,165	$16,309	$14,157
5/31/2019	$15,676	$15,253	$13,197
6/30/2019	$16,604	$16,325	$14,020
7/31/2019	$16,409	$16,567	$13,829
8/31/2019	$15,920	$16,229	$12,960
9/30/2019	$15,676	$16,514	$13,256
10/31/2019	$16,067	$16,870	$13,596
11/30/2019	$16,751	$17,511	$14,226
12/31/2019	$17,438	$18,017	$15,038
1/31/2020	$17,385	$17,997	$14,337
2/29/2020	$15,998	$16,524	$13,357
3/31/2020	$12,479	$14,251	$10,228
4/30/2020	$14,718	$16,139	$11,785
5/31/2020	$16,692	$17,002	$12,567
6/30/2020	$17,491	$17,390	$13,352
7/31/2020	$18,505	$18,378	$13,494
8/31/2020	$19,838	$19,709	$14,297
9/30/2020	$19,518	$18,992	$13,845
10/31/2020	$19,678	$18,582	$14,023
11/30/2020	$22,611	$20,842	$16,890
12/31/2020	$24,614	$21,780	$18,190
1/31/2021	$26,062	$21,683	$20,776
2/28/2021	$28,354	$22,361	$22,027
3/31/2021	$28,294	$23,162	$22,536
4/30/2021	$29,440	$24,356	$22,595
5/31/2021	$30,586	$24,467	$22,965
6/30/2021	$30,767	$25,071	$23,468
7/31/2021	$30,405	$25,495	$22,174
8/31/2021	$30,888	$26,222	$22,969
9/30/2021	$30,888	$25,045	$22,300
10/31/2021	$32,155	$26,739	$22,794
11/30/2021	$30,888	$26,332	$21,599
12/31/2021	$31,323	$27,369	$21,708
1/31/2022	$27,826	$25,759	$19,586
2/28/2022	$27,380	$25,110	$19,786
3/31/2022	$26,710	$25,924	$20,058
4/30/2022	$24,404	$23,598	$17,978
5/31/2022	$24,032	$23,566	$17,908
6/30/2022	$21,576	$21,595	$16,256
7/31/2022	$24,032	$23,621	$17,875
8/31/2022	$23,213	$22,739	$17,904
9/30/2022	$20,907	$20,630	$16,177
10/31/2022	$23,139	$22,322	$17,712
11/30/2022	$22,618	$23,487	$17,697
12/31/2022	$22,246	$22,112	$16,941
1/31/2023	$24,180	$23,635	$18,611
2/28/2023	$24,180	$23,083	$18,070
3/31/2023	$23,139	$23,700	$16,463
4/30/2023	$22,320	$23,952	$16,037
5/31/2023	$22,395	$24,046	$16,263
6/30/2023	$23,734	$25,688	$17,334
7/31/2023	$24,850	$26,608	$18,260
8/31/2023	$23,734	$26,095	$17,046
9/30/2023	$22,246	$24,852	$15,959
10/31/2023	$20,981	$24,193	$14,807
11/30/2023	$22,990	$26,449	$16,209
12/31/2023	$25,222	$27,852	$18,523
1/31/2024	$24,478	$28,160	$17,805
2/29/2024	$26,338	$29,685	$18,912
3/31/2024	$27,008	$30,642	$19,390
4/30/2024	$25,371	$29,294	$17,884
5/31/2024	$26,933	$30,678	$18,790
6/30/2024	$26,784	$31,628	$18,367
7/31/2024	$29,240	$32,216	$20,547
8/31/2024	$29,463	$32,917	$19,983
9/30/2024	$29,612	$33,598	$19,889
10/31/2024	$29,165	$33,351	$20,025
11/30/2024	$33,406	$35,570	$22,356
12/31/2024	$31,323	$34,483	$21,061
1/31/2025	$31,769	$35,571	$21,089
2/28/2025	$29,909	$34,890	$19,937
3/31/2025	$28,198	$32,854	$18,031
4/30/2025	$27,975	$32,634	$17,947
5/31/2025	$29,984	$34,703	$19,376
6/30/2025	$31,025	$36,466	$20,829
7/31/2025	$31,248	$37,269	$21,262
8/31/2025	$33,406	$38,131	$23,230
9/30/2025	$34,224	$39,447	$24,376

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	15.58%	11.89%	13.09%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Microcap® Index	22.56%	11.98%	9.32%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$352,842,849
# of Portfolio Holdings	63
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$4,978,463

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Red Violet, Inc.	3.3%
Digi International, Inc.	2.7%
Standex International Corp.	2.6%
Bel Fuse, Inc., Class B	2.6%
Champion Homes, Inc.	2.5%
Veeco Instruments, Inc.	2.5%
EZCORP, Inc., Class A	2.5%
JDC Group AG	2.5%
TAT Technologies Ltd.	2.4%
Climb Global Solutions, Inc.	2.4%

Top 10 Industries (%)

Industry	Value
Application Software	9.1%
Trading Companies & Distributors	5.7%
Regional Banks	5.6%
Construction & Engineering	5.5%
Packaged Foods & Meats	5.0%
Investment Banking & Brokerage	4.5%
Electronic Equipment & Instruments	4.4%
Aerospace & Defense	4.2%
Property & Casualty Insurance	4.1%
Semiconductor Materials & Equipment	3.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.8%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Micro Cap Value Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Small Cap Growth Fund

Investor Class  WAAEX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.14%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led the stocks lower. Those positions had a large effect on performance.

During the period, the Fund’s stock selection in the industrials, consumer-staples and financials sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care sector and our lack of exposure to the communication-services sector contributed to relative performance.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,483	$10,790	$10,567	$10,563
11/30/2015	$10,909	$10,850	$10,955	$10,907
12/31/2015	$10,614	$10,627	$10,432	$10,359
1/31/2016	$9,591	$10,027	$9,302	$9,448
2/29/2016	$9,390	$10,024	$9,236	$9,448
3/31/2016	$10,151	$10,730	$9,943	$10,202
4/30/2016	$10,207	$10,796	$10,043	$10,362
5/31/2016	$10,369	$10,990	$10,313	$10,596
6/30/2016	$10,297	$11,012	$10,266	$10,589
7/31/2016	$10,986	$11,449	$10,937	$11,221
8/31/2016	$10,966	$11,478	$11,053	$11,420
9/30/2016	$11,187	$11,496	$11,212	$11,547
10/31/2016	$10,863	$11,248	$10,516	$10,998
11/30/2016	$11,313	$11,751	$11,456	$12,224
12/31/2016	$11,125	$11,980	$11,613	$12,567
1/31/2017	$11,539	$12,206	$11,801	$12,616
2/28/2017	$11,597	$12,660	$12,091	$12,860
3/31/2017	$11,720	$12,668	$12,234	$12,877
4/30/2017	$12,014	$12,803	$12,459	$13,018
5/31/2017	$12,112	$12,934	$12,346	$12,753
6/30/2017	$12,218	$13,050	$12,771	$13,194
7/31/2017	$12,269	$13,296	$12,879	$13,292
8/31/2017	$12,269	$13,322	$12,864	$13,123
9/30/2017	$12,786	$13,647	$13,565	$13,942
10/31/2017	$12,943	$13,945	$13,775	$14,061
11/30/2017	$13,505	$14,368	$14,170	$14,466
12/31/2017	$13,542	$14,512	$14,187	$14,407
1/31/2018	$14,282	$15,277	$14,740	$14,784
2/28/2018	$14,361	$14,714	$14,320	$14,211
3/31/2018	$14,607	$14,418	$14,513	$14,395
4/30/2018	$14,357	$14,473	$14,527	$14,520
5/31/2018	$15,216	$14,882	$15,442	$15,401
6/30/2018	$15,625	$14,979	$15,563	$15,511
7/31/2018	$15,916	$15,476	$15,830	$15,782
8/31/2018	$17,668	$16,020	$16,816	$16,462
9/30/2018	$17,271	$16,046	$16,422	$16,066
10/31/2018	$15,454	$14,865	$14,344	$14,321
11/30/2018	$16,000	$15,162	$14,569	$14,549
12/31/2018	$14,016	$13,751	$12,866	$12,821
1/31/2019	$15,775	$14,931	$14,352	$14,263
2/28/2019	$16,893	$15,457	$15,279	$15,004
3/31/2019	$16,888	$15,682	$15,072	$14,690
4/30/2019	$17,827	$16,309	$15,531	$15,189
5/31/2019	$17,338	$15,253	$14,379	$14,008
6/30/2019	$18,377	$16,325	$15,486	$14,998
7/31/2019	$18,687	$16,567	$15,638	$15,084
8/31/2019	$18,132	$16,229	$14,963	$14,340
9/30/2019	$17,560	$16,514	$14,840	$14,638
10/31/2019	$17,678	$16,870	$15,262	$15,024
11/30/2019	$18,962	$17,511	$16,161	$15,642
12/31/2019	$19,643	$18,017	$16,531	$16,093
1/31/2020	$19,919	$17,997	$16,349	$15,577
2/29/2020	$18,866	$16,524	$15,169	$14,266
3/31/2020	$15,017	$14,251	$12,272	$11,166
4/30/2020	$17,641	$16,139	$14,100	$12,700
5/31/2020	$20,030	$17,002	$15,432	$13,526
6/30/2020	$21,093	$17,390	$16,025	$14,004
7/31/2020	$22,303	$18,378	$16,576	$14,392
8/31/2020	$23,918	$19,709	$17,548	$15,203
9/30/2020	$23,401	$18,992	$17,172	$14,695
10/31/2020	$23,918	$18,582	$17,303	$15,003
11/30/2020	$27,762	$20,842	$20,354	$17,768
12/31/2020	$30,344	$21,780	$22,256	$19,305
1/31/2021	$30,488	$21,683	$23,329	$20,277
2/28/2021	$32,651	$22,361	$24,100	$21,541
3/31/2021	$31,583	$23,162	$23,341	$21,757
4/30/2021	$33,393	$24,356	$23,850	$22,214
5/31/2021	$32,229	$24,467	$23,169	$22,260
6/30/2021	$33,579	$25,071	$24,256	$22,691
7/31/2021	$34,060	$25,495	$23,372	$21,871
8/31/2021	$34,428	$26,222	$23,797	$22,361
9/30/2021	$33,345	$25,045	$22,885	$21,701
10/31/2021	$35,501	$26,739	$23,956	$22,625
11/30/2021	$32,613	$26,332	$22,786	$21,682
12/31/2021	$32,870	$27,369	$22,887	$22,166
1/31/2022	$27,634	$25,759	$19,820	$20,032
2/28/2022	$27,016	$25,110	$19,906	$20,246
3/31/2022	$26,897	$25,924	$19,997	$20,498
4/30/2022	$23,411	$23,598	$17,544	$18,466
5/31/2022	$22,122	$23,566	$17,212	$18,494
6/30/2022	$20,155	$21,595	$16,147	$16,973
7/31/2022	$22,003	$23,621	$17,955	$18,745
8/31/2022	$21,359	$22,739	$17,786	$18,362
9/30/2022	$19,201	$20,630	$16,186	$16,602
10/31/2022	$20,484	$22,322	$17,722	$18,430
11/30/2022	$20,819	$23,487	$18,011	$18,860
12/31/2022	$19,635	$22,112	$16,855	$17,636
1/31/2023	$22,207	$23,635	$18,531	$19,355
2/28/2023	$21,517	$23,083	$18,331	$19,028
3/31/2023	$21,102	$23,700	$17,878	$18,119
4/30/2023	$20,852	$23,952	$17,671	$17,793
5/31/2023	$20,273	$24,046	$17,674	$17,629
6/30/2023	$22,385	$25,688	$19,139	$19,062
7/31/2023	$23,529	$26,608	$20,034	$20,228
8/31/2023	$22,839	$26,095	$18,991	$19,216
9/30/2023	$21,240	$24,852	$17,738	$18,085
10/31/2023	$19,339	$24,193	$16,370	$16,851
11/30/2023	$21,339	$26,449	$17,861	$18,377
12/31/2023	$23,806	$27,852	$20,000	$20,622
1/31/2024	$23,128	$28,160	$19,358	$19,820
2/29/2024	$24,463	$29,685	$20,931	$20,940
3/31/2024	$24,766	$30,642	$21,516	$21,690
4/30/2024	$23,016	$29,294	$19,859	$20,163
5/31/2024	$23,694	$30,678	$20,923	$21,175
6/30/2024	$23,812	$31,628	$20,888	$20,979
7/31/2024	$24,871	$32,216	$22,598	$23,111
8/31/2024	$25,371	$32,917	$22,348	$22,765
9/30/2024	$26,062	$33,598	$22,645	$22,924
10/31/2024	$26,049	$33,351	$22,344	$22,593
11/30/2024	$29,325	$35,570	$25,084	$25,072
12/31/2024	$27,496	$34,483	$23,030	$23,001
1/31/2025	$28,805	$35,571	$23,759	$23,604
2/28/2025	$26,200	$34,890	$22,150	$22,342
3/31/2025	$23,792	$32,854	$20,470	$20,821
4/30/2025	$23,806	$32,634	$20,339	$20,340
5/31/2025	$25,680	$34,703	$21,645	$21,426
6/30/2025	$26,608	$36,466	$22,920	$22,590
7/31/2025	$25,996	$37,269	$23,310	$22,982
8/31/2025	$26,082	$38,131	$24,689	$24,624
9/30/2025	$25,621	$39,447	$25,715	$25,391

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(1.69%)	1.83%	9.87%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,724,930,498
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$19,756,436

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	4.7%
Nova Ltd.	4.5%
RBC Bearings, Inc.	4.5%
Fabrinet	4.3%
HealthEquity, Inc.	4.2%
Medpace Holdings, Inc.	4.0%
Ollie's Bargain Outlet Holdings, Inc.	3.7%
JFrog Ltd.	3.5%
Construction Partners, Inc., Class A	3.4%
SiteOne Landscape Supply, Inc.	3.2%

Top 10 Industries (%)

Industry	Value
Application Software	10.1%
Semiconductor Materials & Equipment	7.2%
Broadline Retail	5.0%
Construction & Engineering	4.8%
Health Care Facilities	4.7%
Industrial Machinery & Supplies & Components	4.5%
Electronic Manufacturing Services	4.3%
Transaction & Payment Processing Services	4.3%
Systems Software	4.2%
Managed Health Care	4.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Preferred Stocks	0.8%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Growth Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Small Cap Growth Fund

Institutional Class  WIAEX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	1.05%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few companies that produced disappointing results in the period, which led the stocks lower. Those positions had a large effect on performance.

During the period, the Fund’s stock selection in the industrials, consumer-staples and financials sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care sector and our lack of exposure to the communication-services sector contributed to relative performance.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,483	$10,790	$10,567	$10,563
11/30/2015	$10,909	$10,850	$10,955	$10,907
12/31/2015	$10,614	$10,627	$10,432	$10,359
1/31/2016	$9,591	$10,027	$9,302	$9,448
2/29/2016	$9,390	$10,024	$9,236	$9,448
3/31/2016	$10,151	$10,730	$9,943	$10,202
4/30/2016	$10,210	$10,796	$10,043	$10,362
5/31/2016	$10,375	$10,990	$10,313	$10,596
6/30/2016	$10,305	$11,012	$10,266	$10,589
7/31/2016	$10,997	$11,449	$10,937	$11,221
8/31/2016	$10,981	$11,478	$11,053	$11,420
9/30/2016	$11,202	$11,496	$11,212	$11,547
10/31/2016	$10,881	$11,248	$10,516	$10,998
11/30/2016	$11,333	$11,751	$11,456	$12,224
12/31/2016	$11,148	$11,980	$11,613	$12,567
1/31/2017	$11,567	$12,206	$11,801	$12,616
2/28/2017	$11,626	$12,660	$12,091	$12,860
3/31/2017	$11,752	$12,668	$12,234	$12,877
4/30/2017	$12,048	$12,803	$12,459	$13,018
5/31/2017	$12,149	$12,934	$12,346	$12,753
6/30/2017	$12,255	$13,050	$12,771	$13,194
7/31/2017	$12,308	$13,296	$12,879	$13,292
8/31/2017	$12,311	$13,322	$12,864	$13,123
9/30/2017	$12,831	$13,647	$13,565	$13,942
10/31/2017	$12,990	$13,945	$13,775	$14,061
11/30/2017	$13,558	$14,368	$14,170	$14,466
12/31/2017	$13,596	$14,512	$14,187	$14,407
1/31/2018	$14,342	$15,277	$14,740	$14,784
2/28/2018	$14,423	$14,714	$14,320	$14,211
3/31/2018	$14,673	$14,418	$14,513	$14,395
4/30/2018	$14,420	$14,473	$14,527	$14,520
5/31/2018	$15,287	$14,882	$15,442	$15,401
6/30/2018	$15,699	$14,979	$15,563	$15,511
7/31/2018	$15,993	$15,476	$15,830	$15,782
8/31/2018	$17,756	$16,020	$16,816	$16,462
9/30/2018	$17,357	$16,046	$16,422	$16,066
10/31/2018	$15,531	$14,865	$14,344	$14,321
11/30/2018	$16,083	$15,162	$14,569	$14,549
12/31/2018	$14,087	$13,751	$12,866	$12,821
1/31/2019	$15,858	$14,931	$14,352	$14,263
2/28/2019	$16,986	$15,457	$15,279	$15,004
3/31/2019	$16,986	$15,682	$15,072	$14,690
4/30/2019	$17,930	$16,309	$15,531	$15,189
5/31/2019	$17,438	$15,253	$14,379	$14,008
6/30/2019	$18,487	$16,325	$15,486	$14,998
7/31/2019	$18,800	$16,567	$15,638	$15,084
8/31/2019	$18,243	$16,229	$14,963	$14,340
9/30/2019	$17,669	$16,514	$14,840	$14,638
10/31/2019	$17,786	$16,870	$15,262	$15,024
11/30/2019	$19,083	$17,511	$16,161	$15,642
12/31/2019	$19,767	$18,017	$16,531	$16,093
1/31/2020	$20,052	$17,997	$16,349	$15,577
2/29/2020	$18,993	$16,524	$15,169	$14,266
3/31/2020	$15,121	$14,251	$12,272	$11,166
4/30/2020	$17,759	$16,139	$14,100	$12,700
5/31/2020	$20,167	$17,002	$15,432	$13,526
6/30/2020	$21,241	$17,390	$16,025	$14,004
7/31/2020	$22,459	$18,378	$16,576	$14,392
8/31/2020	$24,093	$19,709	$17,548	$15,203
9/30/2020	$23,568	$18,992	$17,172	$14,695
10/31/2020	$24,093	$18,582	$17,303	$15,003
11/30/2020	$27,969	$20,842	$20,354	$17,768
12/31/2020	$30,571	$21,780	$22,256	$19,305
1/31/2021	$30,714	$21,683	$23,329	$20,277
2/28/2021	$32,897	$22,361	$24,100	$21,541
3/31/2021	$31,824	$23,162	$23,341	$21,757
4/30/2021	$33,651	$24,356	$23,850	$22,214
5/31/2021	$32,483	$24,467	$23,169	$22,260
6/30/2021	$33,842	$25,071	$24,256	$22,691
7/31/2021	$34,331	$25,495	$23,372	$21,871
8/31/2021	$34,698	$26,222	$23,797	$22,361
9/30/2021	$33,614	$25,045	$22,885	$21,701
10/31/2021	$35,786	$26,739	$23,956	$22,625
11/30/2021	$32,876	$26,332	$22,786	$21,682
12/31/2021	$33,137	$27,369	$22,887	$22,166
1/31/2022	$27,859	$25,759	$19,820	$20,032
2/28/2022	$27,239	$25,110	$19,906	$20,246
3/31/2022	$27,128	$25,924	$19,997	$20,498
4/30/2022	$23,612	$23,598	$17,544	$18,466
5/31/2022	$22,313	$23,566	$17,212	$18,494
6/30/2022	$20,336	$21,595	$16,147	$16,973
7/31/2022	$22,196	$23,621	$17,955	$18,745
8/31/2022	$21,557	$22,739	$17,786	$18,362
9/30/2022	$19,377	$20,630	$16,186	$16,602
10/31/2022	$20,669	$22,322	$17,722	$18,430
11/30/2022	$21,009	$23,487	$18,011	$18,860
12/31/2022	$19,821	$22,112	$16,855	$17,636
1/31/2023	$22,418	$23,635	$18,531	$19,355
2/28/2023	$21,720	$23,083	$18,331	$19,028
3/31/2023	$21,309	$23,700	$17,878	$18,119
4/30/2023	$21,054	$23,952	$17,671	$17,793
5/31/2023	$20,474	$24,046	$17,674	$17,629
6/30/2023	$22,607	$25,688	$19,139	$19,062
7/31/2023	$23,762	$26,608	$20,034	$20,228
8/31/2023	$23,064	$26,095	$18,991	$19,216
9/30/2023	$21,452	$24,852	$17,738	$18,085
10/31/2023	$19,534	$24,193	$16,370	$16,851
11/30/2023	$21,557	$26,449	$17,861	$18,377
12/31/2023	$24,049	$27,852	$20,000	$20,622
1/31/2024	$23,364	$28,160	$19,358	$19,820
2/29/2024	$24,721	$29,685	$20,931	$20,940
3/31/2024	$25,028	$30,642	$21,516	$21,690
4/30/2024	$23,259	$29,294	$19,859	$20,163
5/31/2024	$23,951	$30,678	$20,923	$21,175
6/30/2024	$24,068	$31,628	$20,888	$20,979
7/31/2024	$25,145	$32,216	$22,598	$23,111
8/31/2024	$25,647	$32,917	$22,348	$22,765
9/30/2024	$26,345	$33,598	$22,645	$22,924
10/31/2024	$26,339	$33,351	$22,344	$22,593
11/30/2024	$29,647	$35,570	$25,084	$25,072
12/31/2024	$27,807	$34,483	$23,030	$23,001
1/31/2025	$29,131	$35,571	$23,759	$23,604
2/28/2025	$26,502	$34,890	$22,150	$22,342
3/31/2025	$24,068	$32,854	$20,470	$20,821
4/30/2025	$24,081	$32,634	$20,339	$20,340
5/31/2025	$25,987	$34,703	$21,645	$21,426
6/30/2025	$26,920	$36,466	$22,920	$22,590
7/31/2025	$26,306	$37,269	$23,310	$22,982
8/31/2025	$26,391	$38,131	$24,689	$24,624
9/30/2025	$25,928	$39,447	$25,715	$25,391

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(1.59%)	1.93%	10.00%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,724,930,498
# of Portfolio Holdings	42
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$19,756,436

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	4.7%
Nova Ltd.	4.5%
RBC Bearings, Inc.	4.5%
Fabrinet	4.3%
HealthEquity, Inc.	4.2%
Medpace Holdings, Inc.	4.0%
Ollie's Bargain Outlet Holdings, Inc.	3.7%
JFrog Ltd.	3.5%
Construction Partners, Inc., Class A	3.4%
SiteOne Landscape Supply, Inc.	3.2%

Top 10 Industries (%)

Industry	Value
Application Software	10.1%
Semiconductor Materials & Equipment	7.2%
Broadline Retail	5.0%
Construction & Engineering	4.8%
Health Care Facilities	4.7%
Industrial Machinery & Supplies & Components	4.5%
Electronic Manufacturing Services	4.3%
Transaction & Payment Processing Services	4.3%
Systems Software	4.2%
Managed Health Care	4.2%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Preferred Stocks	0.8%
Other Assets and Liabilities, Net	1.9%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Growth Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Small Cap Value Fund

Investor Class  WMCVX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Small Cap Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$116	1.17%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

The market rebound was characterized by strength in companies on the lower end of the quality range, including those with weaker balance sheets and no current earnings. Speculative stocks, in particular, performed well in this time. This was a headwind for our investment process, which focuses on companies we believe are higher quality, and was a key factor that led to our underperformance of the benchmark.

During the period, the Fund’s stock selection in the industrials, information-technology and financials sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care and energy sectors contributed to relative performance.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell 2000® Value Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,171	$10,790	$10,560	$10,563
11/30/2015	$10,529	$10,850	$10,860	$10,907
12/31/2015	$10,154	$10,627	$10,288	$10,359
1/31/2016	$9,296	$10,027	$9,596	$9,448
2/29/2016	$9,348	$10,024	$9,662	$9,448
3/31/2016	$9,914	$10,730	$10,463	$10,202
4/30/2016	$10,120	$10,796	$10,684	$10,362
5/31/2016	$10,223	$10,990	$10,880	$10,596
6/30/2016	$10,325	$11,012	$10,913	$10,589
7/31/2016	$10,909	$11,449	$11,502	$11,221
8/31/2016	$11,217	$11,478	$11,788	$11,420
9/30/2016	$11,337	$11,496	$11,881	$11,547
10/31/2016	$10,960	$11,248	$11,490	$10,998
11/30/2016	$11,835	$11,751	$13,016	$12,224
12/31/2016	$12,169	$11,980	$13,553	$12,567
1/31/2017	$12,186	$12,206	$13,456	$12,616
2/28/2017	$12,272	$12,660	$13,651	$12,860
3/31/2017	$12,461	$12,668	$13,535	$12,877
4/30/2017	$12,427	$12,803	$13,589	$13,018
5/31/2017	$12,392	$12,934	$13,165	$12,753
6/30/2017	$12,856	$13,050	$13,626	$13,194
7/31/2017	$12,959	$13,296	$13,712	$13,292
8/31/2017	$12,804	$13,322	$13,375	$13,123
9/30/2017	$13,628	$13,647	$14,322	$13,942
10/31/2017	$13,748	$13,945	$14,341	$14,061
11/30/2017	$14,418	$14,368	$14,756	$14,466
12/31/2017	$14,549	$14,512	$14,615	$14,407
1/31/2018	$14,878	$15,277	$14,795	$14,784
2/28/2018	$14,274	$14,714	$14,056	$14,211
3/31/2018	$14,219	$14,418	$14,229	$14,395
4/30/2018	$14,329	$14,473	$14,476	$14,520
5/31/2018	$15,043	$14,882	$15,318	$15,401
6/30/2018	$15,207	$14,979	$15,411	$15,511
7/31/2018	$15,336	$15,476	$15,683	$15,782
8/31/2018	$16,013	$16,020	$16,057	$16,462
9/30/2018	$15,610	$16,046	$15,658	$16,066
10/31/2018	$14,512	$14,865	$14,256	$14,321
11/30/2018	$14,933	$15,162	$14,486	$14,549
12/31/2018	$13,174	$13,751	$12,735	$12,821
1/31/2019	$14,551	$14,931	$14,128	$14,263
2/28/2019	$15,090	$15,457	$14,677	$15,004
3/31/2019	$14,711	$15,682	$14,254	$14,690
4/30/2019	$15,569	$16,309	$14,793	$15,189
5/31/2019	$14,431	$15,253	$13,585	$14,008
6/30/2019	$15,469	$16,325	$14,450	$14,998
7/31/2019	$15,589	$16,567	$14,473	$15,084
8/31/2019	$14,890	$16,229	$13,666	$14,340
9/30/2019	$15,190	$16,514	$14,367	$14,638
10/31/2019	$15,409	$16,870	$14,715	$15,024
11/30/2019	$15,908	$17,511	$15,060	$15,642
12/31/2019	$16,286	$18,017	$15,587	$16,093
1/31/2020	$15,680	$17,997	$14,746	$15,577
2/29/2020	$14,026	$16,524	$13,313	$14,266
3/31/2020	$10,272	$14,251	$10,029	$11,166
4/30/2020	$11,846	$16,139	$11,266	$12,700
5/31/2020	$13,097	$17,002	$11,589	$13,526
6/30/2020	$13,501	$17,390	$11,925	$14,004
7/31/2020	$14,227	$18,378	$12,171	$14,392
8/31/2020	$14,853	$19,709	$12,826	$15,203
9/30/2020	$14,106	$18,992	$12,229	$14,695
10/31/2020	$14,470	$18,582	$12,667	$15,003
11/30/2020	$17,012	$20,842	$15,112	$17,768
12/31/2020	$18,324	$21,780	$16,309	$19,305
1/31/2021	$18,970	$21,683	$17,167	$20,277
2/28/2021	$20,665	$22,361	$18,780	$21,541
3/31/2021	$21,149	$23,162	$19,762	$21,757
4/30/2021	$21,694	$24,356	$20,161	$22,214
5/31/2021	$22,280	$24,467	$20,789	$22,260
6/30/2021	$22,300	$25,071	$20,663	$22,691
7/31/2021	$21,957	$25,495	$19,923	$21,871
8/31/2021	$22,098	$26,222	$20,457	$22,361
9/30/2021	$21,553	$25,045	$20,047	$21,701
10/31/2021	$22,602	$26,739	$20,811	$22,625
11/30/2021	$22,199	$26,332	$20,100	$21,682
12/31/2021	$22,975	$27,369	$20,920	$22,166
1/31/2022	$21,251	$25,759	$19,700	$20,032
2/28/2022	$20,880	$25,110	$20,026	$20,246
3/31/2022	$20,706	$25,924	$20,418	$20,498
4/30/2022	$19,026	$23,598	$18,834	$18,466
5/31/2022	$19,353	$23,566	$19,195	$18,494
6/30/2022	$17,302	$21,595	$17,299	$16,973
7/31/2022	$19,288	$23,621	$18,974	$18,745
8/31/2022	$18,393	$22,739	$18,374	$18,362
9/30/2022	$16,342	$20,630	$16,501	$16,602
10/31/2022	$18,306	$22,322	$18,579	$18,430
11/30/2022	$19,462	$23,487	$19,146	$18,860
12/31/2022	$18,022	$22,112	$17,890	$17,636
1/31/2023	$20,345	$23,635	$19,597	$19,355
2/28/2023	$19,809	$23,083	$19,146	$19,028
3/31/2023	$19,027	$23,700	$17,773	$18,119
4/30/2023	$18,826	$23,952	$17,329	$17,793
5/31/2023	$18,156	$24,046	$16,989	$17,629
6/30/2023	$20,367	$25,688	$18,338	$19,062
7/31/2023	$21,774	$26,608	$19,722	$20,228
8/31/2023	$21,506	$26,095	$18,773	$19,216
9/30/2023	$20,412	$24,852	$17,795	$18,085
10/31/2023	$19,094	$24,193	$16,734	$16,851
11/30/2023	$20,791	$26,449	$18,240	$18,377
12/31/2023	$23,720	$27,852	$20,510	$20,622
1/31/2024	$23,095	$28,160	$19,579	$19,820
2/29/2024	$24,693	$29,685	$20,219	$20,940
3/31/2024	$25,319	$30,642	$21,105	$21,690
4/30/2024	$23,419	$29,294	$19,761	$20,163
5/31/2024	$25,110	$30,678	$20,685	$21,175
6/30/2024	$25,064	$31,628	$20,336	$20,979
7/31/2024	$27,311	$32,216	$22,815	$23,111
8/31/2024	$26,801	$32,917	$22,386	$22,765
9/30/2024	$27,172	$33,598	$22,401	$22,924
10/31/2024	$26,430	$33,351	$22,050	$22,593
11/30/2024	$29,048	$35,570	$24,177	$25,072
12/31/2024	$26,525	$34,483	$22,163	$23,001
1/31/2025	$27,304	$35,571	$22,618	$23,604
2/28/2025	$25,719	$34,890	$21,752	$22,342
3/31/2025	$23,972	$32,854	$20,447	$20,821
4/30/2025	$22,897	$32,634	$19,625	$20,340
5/31/2025	$24,375	$34,703	$20,450	$21,426
6/30/2025	$25,343	$36,466	$21,462	$22,590
7/31/2025	$25,584	$37,269	$21,841	$22,982
8/31/2025	$26,713	$38,131	$23,691	$24,624
9/30/2025	$26,579	$39,447	$24,167	$25,391

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(2.18%)	13.51%	10.27%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,603,657,720
# of Portfolio Holdings	58
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$15,802,897

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	2.8%
Medpace Holdings, Inc.	2.8%
Bank OZK	2.8%
Camtek Ltd.	2.5%
Nova Ltd.	2.4%
Vita Coco Co., Inc.	2.4%
Granite Construction, Inc.	2.3%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Hawkins, Inc.	2.2%
Standex International Corp.	2.2%

Top 10 Industries (%)

Industry	Value
Regional Banks	8.4%
Industrial Machinery & Supplies & Components	7.4%
Semiconductor Materials & Equipment	4.9%
Electronic Manufacturing Services	4.7%
Asset Management & Custody Banks	4.4%
Building Products	4.2%
Education Services	3.8%
Transaction & Payment Processing Services	3.4%
Health Care Facilities	2.8%
Life Sciences Tools & Services	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Value Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Small Cap Value Fund

Institutional Class  WICVX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Small Cap Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	1.05%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

The market rebound was characterized by strength in companies on the lower end of the quality range, including those with weaker balance sheets and no current earnings. Speculative stocks, in particular, performed well in this time. This was a headwind for our investment process, which focuses on companies we believe are higher quality, and was a key factor that led to our underperformance of the benchmark.

During the period, the Fund’s stock selection in the industrials, information-technology and financials sectors were the largest sources of underperformance relative to the benchmark. However, the Fund’s holdings in the health-care and energy sectors contributed to relative performance.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell 2000® Value Index	Russell 2000® Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
10/31/2015	$10,170	$10,790	$10,560	$10,563
11/30/2015	$10,526	$10,850	$10,860	$10,907
12/31/2015	$10,159	$10,627	$10,288	$10,359
1/31/2016	$9,288	$10,027	$9,596	$9,448
2/29/2016	$9,340	$10,024	$9,662	$9,448
3/31/2016	$9,920	$10,730	$10,463	$10,202
4/30/2016	$10,125	$10,796	$10,684	$10,362
5/31/2016	$10,228	$10,990	$10,880	$10,596
6/30/2016	$10,330	$11,012	$10,913	$10,589
7/31/2016	$10,911	$11,449	$11,502	$11,221
8/31/2016	$11,235	$11,478	$11,788	$11,420
9/30/2016	$11,354	$11,496	$11,881	$11,547
10/31/2016	$10,979	$11,248	$11,490	$10,998
11/30/2016	$11,850	$11,751	$13,016	$12,224
12/31/2016	$12,185	$11,980	$13,553	$12,567
1/31/2017	$12,219	$12,206	$13,456	$12,616
2/28/2017	$12,288	$12,660	$13,651	$12,860
3/31/2017	$12,476	$12,668	$13,535	$12,877
4/30/2017	$12,442	$12,803	$13,589	$13,018
5/31/2017	$12,424	$12,934	$13,165	$12,753
6/30/2017	$12,869	$13,050	$13,626	$13,194
7/31/2017	$12,989	$13,296	$13,712	$13,292
8/31/2017	$12,835	$13,322	$13,375	$13,123
9/30/2017	$13,657	$13,647	$14,322	$13,942
10/31/2017	$13,794	$13,945	$14,341	$14,061
11/30/2017	$14,461	$14,368	$14,756	$14,466
12/31/2017	$14,598	$14,512	$14,615	$14,407
1/31/2018	$14,927	$15,277	$14,795	$14,784
2/28/2018	$14,305	$14,714	$14,056	$14,211
3/31/2018	$14,269	$14,418	$14,229	$14,395
4/30/2018	$14,379	$14,473	$14,476	$14,520
5/31/2018	$15,091	$14,882	$15,318	$15,401
6/30/2018	$15,255	$14,979	$15,411	$15,511
7/31/2018	$15,402	$15,476	$15,683	$15,782
8/31/2018	$16,078	$16,020	$16,057	$16,462
9/30/2018	$15,676	$16,046	$15,658	$16,066
10/31/2018	$14,579	$14,865	$14,256	$14,321
11/30/2018	$15,000	$15,162	$14,486	$14,549
12/31/2018	$13,225	$13,751	$12,735	$12,821
1/31/2019	$14,619	$14,931	$14,128	$14,263
2/28/2019	$15,157	$15,457	$14,677	$15,004
3/31/2019	$14,779	$15,682	$14,254	$14,690
4/30/2019	$15,655	$16,309	$14,793	$15,189
5/31/2019	$14,500	$15,253	$13,585	$14,008
6/30/2019	$15,536	$16,325	$14,450	$14,998
7/31/2019	$15,675	$16,567	$14,473	$15,084
8/31/2019	$14,978	$16,229	$13,666	$14,340
9/30/2019	$15,277	$16,514	$14,367	$14,638
10/31/2019	$15,496	$16,870	$14,715	$15,024
11/30/2019	$16,014	$17,511	$15,060	$15,642
12/31/2019	$16,375	$18,017	$15,587	$16,093
1/31/2020	$15,770	$17,997	$14,746	$15,577
2/29/2020	$14,116	$16,524	$13,313	$14,266
3/31/2020	$10,345	$14,251	$10,029	$11,166
4/30/2020	$11,918	$16,139	$11,266	$12,700
5/31/2020	$13,189	$17,002	$11,589	$13,526
6/30/2020	$13,592	$17,390	$11,925	$14,004
7/31/2020	$14,318	$18,378	$12,171	$14,392
8/31/2020	$14,963	$19,709	$12,826	$15,203
9/30/2020	$14,217	$18,992	$12,229	$14,695
10/31/2020	$14,560	$18,582	$12,667	$15,003
11/30/2020	$17,141	$20,842	$15,112	$17,768
12/31/2020	$18,452	$21,780	$16,309	$19,305
1/31/2021	$19,117	$21,683	$17,167	$20,277
2/28/2021	$20,811	$22,361	$18,780	$21,541
3/31/2021	$21,315	$23,162	$19,762	$21,757
4/30/2021	$21,860	$24,356	$20,161	$22,214
5/31/2021	$22,445	$24,467	$20,789	$22,260
6/30/2021	$22,485	$25,071	$20,663	$22,691
7/31/2021	$22,142	$25,495	$19,923	$21,871
8/31/2021	$22,263	$26,222	$20,457	$22,361
9/30/2021	$21,739	$25,045	$20,047	$21,701
10/31/2021	$22,808	$26,739	$20,811	$22,625
11/30/2021	$22,384	$26,332	$20,100	$21,682
12/31/2021	$23,162	$27,369	$20,920	$22,166
1/31/2022	$21,417	$25,759	$19,700	$20,032
2/28/2022	$21,069	$25,110	$20,026	$20,246
3/31/2022	$20,894	$25,924	$20,418	$20,498
4/30/2022	$19,193	$23,598	$18,834	$18,466
5/31/2022	$19,520	$23,566	$19,195	$18,494
6/30/2022	$17,470	$21,595	$17,299	$16,973
7/31/2022	$19,476	$23,621	$18,974	$18,745
8/31/2022	$18,560	$22,739	$18,374	$18,362
9/30/2022	$16,488	$20,630	$16,501	$16,602
10/31/2022	$18,473	$22,322	$18,579	$18,430
11/30/2022	$19,651	$23,487	$19,146	$18,860
12/31/2022	$18,190	$22,112	$17,890	$17,636
1/31/2023	$20,533	$23,635	$19,597	$19,355
2/28/2023	$19,997	$23,083	$19,146	$19,028
3/31/2023	$19,216	$23,700	$17,773	$18,119
4/30/2023	$19,015	$23,952	$17,329	$17,793
5/31/2023	$18,324	$24,046	$16,989	$17,629
6/30/2023	$20,578	$25,688	$18,338	$19,062
7/31/2023	$22,006	$26,608	$19,722	$20,228
8/31/2023	$21,738	$26,095	$18,773	$19,216
9/30/2023	$20,622	$24,852	$17,795	$18,085
10/31/2023	$19,306	$24,193	$16,734	$16,851
11/30/2023	$21,024	$26,449	$18,240	$18,377
12/31/2023	$23,973	$27,852	$20,510	$20,622
1/31/2024	$23,325	$28,160	$19,579	$19,820
2/29/2024	$24,945	$29,685	$20,219	$20,940
3/31/2024	$25,593	$30,642	$21,105	$21,690
4/30/2024	$23,673	$29,294	$19,761	$20,163
5/31/2024	$25,385	$30,678	$20,685	$21,175
6/30/2024	$25,315	$31,628	$20,336	$20,979
7/31/2024	$27,606	$32,216	$22,815	$23,111
8/31/2024	$27,097	$32,917	$22,386	$22,765
9/30/2024	$27,468	$33,598	$22,401	$22,924
10/31/2024	$26,727	$33,351	$22,050	$22,593
11/30/2024	$29,365	$35,570	$24,177	$25,072
12/31/2024	$26,829	$34,483	$22,163	$23,001
1/31/2025	$27,607	$35,571	$22,618	$23,604
2/28/2025	$26,024	$34,890	$21,752	$22,342
3/31/2025	$24,253	$32,854	$20,447	$20,821
4/30/2025	$23,153	$32,634	$19,625	$20,340
5/31/2025	$24,682	$34,703	$20,450	$21,426
6/30/2025	$25,648	$36,466	$21,462	$22,590
7/31/2025	$25,917	$37,269	$21,841	$22,982
8/31/2025	$27,043	$38,131	$23,691	$24,624
9/30/2025	$26,909	$39,447	$24,167	$25,391

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(2.12%)	13.61%	10.41%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Russell 2000® Index	10.76%	11.56%	9.77%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,603,657,720
# of Portfolio Holdings	58
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$15,802,897

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Ensign Group, Inc.	2.8%
Medpace Holdings, Inc.	2.8%
Bank OZK	2.8%
Camtek Ltd.	2.5%
Nova Ltd.	2.4%
Vita Coco Co., Inc.	2.4%
Granite Construction, Inc.	2.3%
Ollie's Bargain Outlet Holdings, Inc.	2.2%
Hawkins, Inc.	2.2%
Standex International Corp.	2.2%

Top 10 Industries (%)

Industry	Value
Regional Banks	8.4%
Industrial Machinery & Supplies & Components	7.4%
Semiconductor Materials & Equipment	4.9%
Electronic Manufacturing Services	4.7%
Asset Management & Custody Banks	4.4%
Building Products	4.2%
Education Services	3.8%
Transaction & Payment Processing Services	3.4%
Health Care Facilities	2.8%
Life Sciences Tools & Services	2.8%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.3%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Small Cap Value Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch Ultra Growth Fund

Investor Class  WAMCX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Ultra Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.20%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. One of the largest sources of underperformance was our stock selection in the industrials sector. Stock selection in the consumer-staples sector also detracted from performance. Specifically, we owned a pet food company and a company making nutritional shakes whose setbacks during the year weighed heavily on performance.

Stock selection in the health-care sector also detracted from relative performance. Several of our biotechnology stocks suffered steep losses due to company-specific setbacks. However, we continue to like the innovation taking place among many of our biotech companies. We were disappointed with performance during the period but continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell 2000® Growth Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,493	$10,790	$10,567
11/30/2015	$11,168	$10,850	$10,955
12/31/2015	$10,855	$10,627	$10,432
1/31/2016	$9,436	$10,027	$9,302
2/29/2016	$9,152	$10,024	$9,236
3/31/2016	$10,022	$10,730	$9,943
4/30/2016	$10,203	$10,796	$10,043
5/31/2016	$10,529	$10,990	$10,313
6/30/2016	$10,686	$11,012	$10,266
7/31/2016	$11,392	$11,449	$10,937
8/31/2016	$11,688	$11,478	$11,053
9/30/2016	$12,008	$11,496	$11,212
10/31/2016	$11,392	$11,248	$10,516
11/30/2016	$11,917	$11,751	$11,456
12/31/2016	$11,727	$11,980	$11,613
1/31/2017	$12,184	$12,206	$11,801
2/28/2017	$12,292	$12,660	$12,091
3/31/2017	$12,628	$12,668	$12,234
4/30/2017	$12,924	$12,803	$12,459
5/31/2017	$13,125	$12,934	$12,346
6/30/2017	$13,764	$13,050	$12,771
7/31/2017	$13,986	$13,296	$12,879
8/31/2017	$14,013	$13,322	$12,864
9/30/2017	$14,665	$13,647	$13,565
10/31/2017	$14,813	$13,945	$13,775
11/30/2017	$15,425	$14,368	$14,170
12/31/2017	$15,428	$14,512	$14,187
1/31/2018	$16,052	$15,277	$14,740
2/28/2018	$15,999	$14,714	$14,320
3/31/2018	$16,466	$14,418	$14,513
4/30/2018	$16,842	$14,473	$14,527
5/31/2018	$18,376	$14,882	$15,442
6/30/2018	$18,865	$14,979	$15,563
7/31/2018	$18,918	$15,476	$15,830
8/31/2018	$21,272	$16,020	$16,816
9/30/2018	$20,821	$16,046	$16,422
10/31/2018	$18,263	$14,865	$14,344
11/30/2018	$19,151	$15,162	$14,569
12/31/2018	$17,057	$13,751	$12,866
1/31/2019	$19,062	$14,931	$14,352
2/28/2019	$20,507	$15,457	$15,279
3/31/2019	$20,280	$15,682	$15,072
4/30/2019	$21,376	$16,309	$15,531
5/31/2019	$20,353	$15,253	$14,379
6/30/2019	$21,319	$16,325	$15,486
7/31/2019	$21,141	$16,567	$15,638
8/31/2019	$20,816	$16,229	$14,963
9/30/2019	$20,540	$16,514	$14,840
10/31/2019	$20,759	$16,870	$15,262
11/30/2019	$22,293	$17,511	$16,161
12/31/2019	$23,549	$18,017	$16,531
1/31/2020	$24,344	$17,997	$16,349
2/29/2020	$23,152	$16,524	$15,169
3/31/2020	$19,490	$14,251	$12,272
4/30/2020	$23,905	$16,139	$14,100
5/31/2020	$27,575	$17,002	$15,432
6/30/2020	$29,497	$17,390	$16,025
7/31/2020	$31,021	$18,378	$16,576
8/31/2020	$32,263	$19,709	$17,548
9/30/2020	$32,768	$18,992	$17,172
10/31/2020	$32,628	$18,582	$17,303
11/30/2020	$36,695	$20,842	$20,354
12/31/2020	$40,360	$21,780	$22,256
1/31/2021	$41,631	$21,683	$23,329
2/28/2021	$44,337	$22,361	$24,100
3/31/2021	$42,254	$23,162	$23,341
4/30/2021	$44,909	$24,356	$23,850
5/31/2021	$42,715	$24,467	$23,169
6/30/2021	$44,798	$25,071	$24,256
7/31/2021	$43,927	$25,495	$23,372
8/31/2021	$45,020	$26,222	$23,797
9/30/2021	$43,500	$25,045	$22,885
10/31/2021	$45,847	$26,739	$23,956
11/30/2021	$42,562	$26,332	$22,786
12/31/2021	$42,612	$27,369	$22,887
1/31/2022	$36,062	$25,759	$19,820
2/28/2022	$36,303	$25,110	$19,906
3/31/2022	$35,502	$25,924	$19,997
4/30/2022	$30,572	$23,598	$17,544
5/31/2022	$28,932	$23,566	$17,212
6/30/2022	$26,414	$21,595	$16,147
7/31/2022	$29,087	$23,621	$17,955
8/31/2022	$28,276	$22,739	$17,786
9/30/2022	$25,363	$20,630	$16,186
10/31/2022	$26,183	$22,322	$17,722
11/30/2022	$27,234	$23,487	$18,011
12/31/2022	$25,691	$22,112	$16,855
1/31/2023	$28,643	$23,635	$18,531
2/28/2023	$27,987	$23,083	$18,331
3/31/2023	$27,456	$23,700	$17,878
4/30/2023	$26,829	$23,952	$17,671
5/31/2023	$26,964	$24,046	$17,674
6/30/2023	$28,981	$25,688	$19,139
7/31/2023	$30,457	$26,608	$20,034
8/31/2023	$28,286	$26,095	$18,991
9/30/2023	$25,604	$24,852	$17,738
10/31/2023	$23,047	$24,193	$16,370
11/30/2023	$26,337	$26,449	$17,861
12/31/2023	$30,621	$27,852	$20,000
1/31/2024	$29,723	$28,160	$19,358
2/29/2024	$32,521	$29,685	$20,931
3/31/2024	$32,502	$30,642	$21,516
4/30/2024	$29,540	$29,294	$19,859
5/31/2024	$30,563	$30,678	$20,923
6/30/2024	$30,447	$31,628	$20,888
7/31/2024	$31,981	$32,216	$22,598
8/31/2024	$32,531	$32,917	$22,348
9/30/2024	$32,839	$33,598	$22,645
10/31/2024	$33,312	$33,351	$22,344
11/30/2024	$36,515	$35,570	$25,084
12/31/2024	$33,148	$34,483	$23,030
1/31/2025	$35,116	$35,571	$23,759
2/28/2025	$32,212	$34,890	$22,150
3/31/2025	$28,238	$32,854	$20,470
4/30/2025	$27,562	$32,634	$20,339
5/31/2025	$28,739	$34,703	$21,645
6/30/2025	$29,849	$36,466	$22,920
7/31/2025	$29,463	$37,269	$23,310
8/31/2025	$29,318	$38,131	$24,689
9/30/2025	$29,550	$39,447	$25,715

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Investor Class	(10.02%)	(2.05%)	11.44%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$516,800,860
# of Portfolio Holdings	55
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$7,763,725

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.1%
Casella Waste Systems, Inc., Class A	3.5%
Nova Ltd.	3.5%
RBC Bearings, Inc.	3.4%
JFrog Ltd.	3.3%
Shift4 Payments, Inc., Class A	3.1%
Procore Technologies, Inc.	3.0%
Fabrinet	2.7%
SiTime Corp.	2.7%
Trex Co., Inc.	2.6%

Top 10 Industries (%)

Industry	Value
Semiconductor Materials & Equipment	13.3%
Biotechnology	9.2%
Health Care Equipment	9.1%
Pharmaceuticals	5.4%
Systems Software	5.2%
Application Software	5.0%
Managed Health Care	4.1%
Broadline Retail	4.0%
Transaction & Payment Processing Services	3.8%
Environmental & Facilities Services	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.6%
Preferred Stocks	2.1%
Warrants	0.1%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Ultra Growth Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch Ultra Growth Fund

Institutional Class  WGMCX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch Ultra Growth Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	1.05%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. U.S. small-cap equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. One of the largest sources of underperformance was our stock selection in the industrials sector. Stock selection in the consumer-staples sector also detracted from performance. Specifically, we owned a pet food company and a company making nutritional shakes whose setbacks during the year weighed heavily on performance.

Stock selection in the health-care sector also detracted from relative performance. Several of our biotechnology stocks suffered steep losses due to company-specific setbacks. However, we continue to like the innovation taking place among many of our biotech companies. We were disappointed with performance during the period but continue to like the growth potential of the companies in our portfolio going forward.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell 2000® Growth Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,493	$10,790	$10,567
11/30/2015	$11,168	$10,850	$10,955
12/31/2015	$10,855	$10,627	$10,432
1/31/2016	$9,436	$10,027	$9,302
2/29/2016	$9,152	$10,024	$9,236
3/31/2016	$10,022	$10,730	$9,943
4/30/2016	$10,203	$10,796	$10,043
5/31/2016	$10,529	$10,990	$10,313
6/30/2016	$10,686	$11,012	$10,266
7/31/2016	$11,392	$11,449	$10,937
8/31/2016	$11,688	$11,478	$11,053
9/30/2016	$12,008	$11,496	$11,212
10/31/2016	$11,392	$11,248	$10,516
11/30/2016	$11,917	$11,751	$11,456
12/31/2016	$11,727	$11,980	$11,613
1/31/2017	$12,184	$12,206	$11,801
2/28/2017	$12,292	$12,660	$12,091
3/31/2017	$12,628	$12,668	$12,234
4/30/2017	$12,924	$12,803	$12,459
5/31/2017	$13,125	$12,934	$12,346
6/30/2017	$13,764	$13,050	$12,771
7/31/2017	$13,986	$13,296	$12,879
8/31/2017	$14,013	$13,322	$12,864
9/30/2017	$14,665	$13,647	$13,565
10/31/2017	$14,813	$13,945	$13,775
11/30/2017	$15,425	$14,368	$14,170
12/31/2017	$15,428	$14,512	$14,187
1/31/2018	$16,052	$15,277	$14,740
2/28/2018	$15,999	$14,714	$14,320
3/31/2018	$16,466	$14,418	$14,513
4/30/2018	$16,842	$14,473	$14,527
5/31/2018	$18,376	$14,882	$15,442
6/30/2018	$18,865	$14,979	$15,563
7/31/2018	$18,918	$15,476	$15,830
8/31/2018	$21,272	$16,020	$16,816
9/30/2018	$20,821	$16,046	$16,422
10/31/2018	$18,263	$14,865	$14,344
11/30/2018	$19,151	$15,162	$14,569
12/31/2018	$17,057	$13,751	$12,866
1/31/2019	$19,062	$14,931	$14,352
2/28/2019	$20,507	$15,457	$15,279
3/31/2019	$20,280	$15,682	$15,072
4/30/2019	$21,376	$16,309	$15,531
5/31/2019	$20,353	$15,253	$14,379
6/30/2019	$21,319	$16,325	$15,486
7/31/2019	$21,141	$16,567	$15,638
8/31/2019	$20,816	$16,229	$14,963
9/30/2019	$20,540	$16,514	$14,840
10/31/2019	$20,759	$16,870	$15,262
11/30/2019	$22,293	$17,511	$16,161
12/31/2019	$23,549	$18,017	$16,531
1/31/2020	$24,344	$17,997	$16,349
2/29/2020	$23,152	$16,524	$15,169
3/31/2020	$19,490	$14,251	$12,272
4/30/2020	$23,905	$16,139	$14,100
5/31/2020	$27,583	$17,002	$15,432
6/30/2020	$29,497	$17,390	$16,025
7/31/2020	$31,021	$18,378	$16,576
8/31/2020	$32,271	$19,709	$17,548
9/30/2020	$32,785	$18,992	$17,172
10/31/2020	$32,636	$18,582	$17,303
11/30/2020	$36,711	$20,842	$20,354
12/31/2020	$40,384	$21,780	$22,256
1/31/2021	$41,665	$21,683	$23,329
2/28/2021	$44,378	$22,361	$24,100
3/31/2021	$42,296	$23,162	$23,341
4/30/2021	$44,959	$24,356	$23,850
5/31/2021	$42,765	$24,467	$23,169
6/30/2021	$44,856	$25,071	$24,256
7/31/2021	$43,986	$25,495	$23,372
8/31/2021	$45,087	$26,222	$23,797
9/30/2021	$43,568	$25,045	$22,885
10/31/2021	$45,923	$26,739	$23,956
11/30/2021	$42,637	$26,332	$22,786
12/31/2021	$42,679	$27,369	$22,887
1/31/2022	$36,130	$25,759	$19,820
2/28/2022	$36,371	$25,110	$19,906
3/31/2022	$35,570	$25,924	$19,997
4/30/2022	$30,642	$23,598	$17,544
5/31/2022	$29,002	$23,566	$17,212
6/30/2022	$26,485	$21,595	$16,147
7/31/2022	$29,166	$23,621	$17,955
8/31/2022	$28,356	$22,739	$17,786
9/30/2022	$25,434	$20,630	$16,186
10/31/2022	$26,263	$22,322	$17,722
11/30/2022	$27,324	$23,487	$18,011
12/31/2022	$25,778	$22,112	$16,855
1/31/2023	$28,744	$23,635	$18,531
2/28/2023	$28,097	$23,083	$18,331
3/31/2023	$27,556	$23,700	$17,878
4/30/2023	$26,938	$23,952	$17,671
5/31/2023	$27,073	$24,046	$17,674
6/30/2023	$29,101	$25,688	$19,139
7/31/2023	$30,588	$26,608	$20,034
8/31/2023	$28,415	$26,095	$18,991
9/30/2023	$25,721	$24,852	$17,738
10/31/2023	$23,161	$24,193	$16,370
11/30/2023	$26,464	$26,449	$17,861
12/31/2023	$30,782	$27,852	$20,000
1/31/2024	$29,883	$28,160	$19,358
2/29/2024	$32,694	$29,685	$20,931
3/31/2024	$32,675	$30,642	$21,516
4/30/2024	$29,700	$29,294	$19,859
5/31/2024	$30,733	$30,678	$20,923
6/30/2024	$30,627	$31,628	$20,888
7/31/2024	$32,172	$32,216	$22,598
8/31/2024	$32,723	$32,917	$22,348
9/30/2024	$33,042	$33,598	$22,645
10/31/2024	$33,515	$33,351	$22,344
11/30/2024	$36,751	$35,570	$25,084
12/31/2024	$33,360	$34,483	$23,030
1/31/2025	$35,350	$35,571	$23,759
2/28/2025	$32,424	$34,890	$22,150
3/31/2025	$28,435	$32,854	$20,470
4/30/2025	$27,749	$32,634	$20,339
5/31/2025	$28,946	$34,703	$21,645
6/30/2025	$30,067	$36,466	$22,920
7/31/2025	$29,681	$37,269	$23,310
8/31/2025	$29,536	$38,131	$24,689
9/30/2025	$29,777	$39,447	$25,715

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Institutional Class	(9.88%)	(1.91%)	11.53%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$516,800,860
# of Portfolio Holdings	55
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$7,763,725

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
HealthEquity, Inc.	4.1%
Casella Waste Systems, Inc., Class A	3.5%
Nova Ltd.	3.5%
RBC Bearings, Inc.	3.4%
JFrog Ltd.	3.3%
Shift4 Payments, Inc., Class A	3.1%
Procore Technologies, Inc.	3.0%
Fabrinet	2.7%
SiTime Corp.	2.7%
Trex Co., Inc.	2.6%

Top 10 Industries (%)

Industry	Value
Semiconductor Materials & Equipment	13.3%
Biotechnology	9.2%
Health Care Equipment	9.1%
Pharmaceuticals	5.4%
Systems Software	5.2%
Application Software	5.0%
Managed Health Care	4.1%
Broadline Retail	4.0%
Transaction & Payment Processing Services	3.8%
Environmental & Facilities Services	3.5%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	97.6%
Preferred Stocks	2.1%
Warrants	0.1%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch Ultra Growth Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch U.S. Select Fund

Investor Class  WAUSX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch U.S. Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$100	1.01%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. Equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few stocks of companies that produced disappointing results in the period, which led the stocks lower. And given that we run a concentrated portfolio, those relatively few positions had a large effect on performance.

Looking across sectors, the Fund’s stock selection in information-technology, financials and industrials were the largest sources of underperformance relative to the benchmark.

Fund Performance

 Total return based on a $10,000 investment.

	Investor Class	Russell 3000® Index	Russell Midcap® Growth Index	Russell 3000® Growth Index
6/13/2022	$10,000	$10,000	$10,000	$10,000
6/30/2022	$10,110	$10,092	$10,216	$10,258
7/31/2022	$11,350	$11,038	$11,467	$11,485
8/31/2022	$10,730	$10,626	$11,091	$10,975
9/30/2022	$9,740	$9,641	$10,150	$9,913
10/31/2022	$10,540	$10,432	$10,947	$10,514
11/30/2022	$11,180	$10,976	$11,543	$10,974
12/31/2022	$10,550	$10,333	$10,850	$10,142
1/31/2023	$11,880	$11,045	$11,797	$10,998
2/28/2023	$11,600	$10,787	$11,681	$10,868
3/31/2023	$11,780	$11,075	$11,841	$11,547
4/30/2023	$11,480	$11,193	$11,670	$11,647
5/31/2023	$11,580	$11,237	$11,677	$12,147
6/30/2023	$12,680	$12,004	$12,580	$12,987
7/31/2023	$13,140	$12,435	$12,960	$13,434
8/31/2023	$12,840	$12,195	$12,533	$13,283
9/30/2023	$12,070	$11,614	$11,923	$12,553
10/31/2023	$11,550	$11,306	$11,314	$12,335
11/30/2023	$12,850	$12,360	$12,694	$13,670
12/31/2023	$14,070	$13,016	$13,657	$14,322
1/31/2024	$13,720	$13,160	$13,583	$14,639
2/29/2024	$14,800	$13,872	$14,605	$15,646
3/31/2024	$14,930	$14,320	$14,954	$15,930
4/30/2024	$13,970	$13,690	$14,085	$15,227
5/31/2024	$14,150	$14,336	$14,235	$16,135
6/30/2024	$14,160	$14,780	$14,473	$17,171
7/31/2024	$14,710	$15,055	$14,561	$16,954
8/31/2024	$15,040	$15,383	$14,923	$17,281
9/30/2024	$15,320	$15,701	$15,420	$17,758
10/31/2024	$15,290	$15,586	$15,689	$17,691
11/30/2024	$16,630	$16,623	$17,781	$18,886
12/31/2024	$15,357	$16,114	$16,675	$18,970
1/31/2025	$16,213	$16,623	$17,739	$19,356
2/28/2025	$15,501	$16,305	$16,728	$18,633
3/31/2025	$14,305	$15,354	$15,488	$17,074
4/30/2025	$14,429	$15,251	$16,008	$17,370
5/31/2025	$14,903	$16,217	$17,543	$18,884
6/30/2025	$15,480	$17,041	$18,307	$20,071
7/31/2025	$15,635	$17,416	$18,679	$20,811
8/31/2025	$15,357	$17,819	$18,866	$21,085
9/30/2025	$15,181	$18,434	$18,816	$22,161

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	Since Inception 6/13/22
Investor Class	(0.97%)	13.47%
Russell 3000® Index	17.41%	20.37%
Russell Midcap® Growth Index	22.02%	21.12%
Russell 3000® Growth Index	24.79%	27.28%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$20,409,503
# of Portfolio Holdings	31
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$102,866

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Nova Ltd.	5.1%
RBC Bearings, Inc.	5.0%
HealthEquity, Inc.	5.0%
Ensign Group, Inc.	4.9%
Fabrinet	4.8%
Medpace Holdings, Inc.	4.7%
Guidewire Software, Inc.	4.0%
HEICO Corp., Class A	3.8%
Procore Technologies, Inc.	3.8%
AMETEK, Inc.	3.7%

Top 10 Industries (%)

Industry	Value
Application Software	16.4%
Building Products	6.1%
Semiconductor Materials & Equipment	5.1%
Industrial Machinery & Supplies & Components	5.0%
Managed Health Care	5.0%
Health Care Facilities	4.9%
Electronic Manufacturing Services	4.8%
Life Sciences Tools & Services	4.7%
Aerospace & Defense	3.8%
Electrical Components & Equipment	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch U.S. Select Fund

Annual Shareholder Report

September 30, 2025

Investor Class

Wasatch U.S. Select Fund

Institutional Class  WGUSX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch U.S. Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.86%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, stocks were volatile. Equities were up following the results of the U.S. presidential election but then traded lower due to concerns about potentially slower growth and high interest rates. Stocks fell precipitously in early April after President Donald Trump unveiled tariff rates that were much higher than investors had anticipated. However, equities rebounded sharply after the president’s economic team appeared to be softening its stance on tariffs, and they continued to climb higher for much of the rest of the period.

Amid this backdrop, the Fund underperformed its benchmark. Broadly speaking, what we perceived as lower quality stocks tended to outperform during the market’s rebound that began in April. This was a headwind for our investment process, which tends to focus on high-quality businesses. We also owned a few stocks of companies that produced disappointing results in the period, which led the stocks lower. And given that we run a concentrated portfolio, those relatively few positions had a large effect on performance.

Looking across sectors, the Fund’s stock selection in information-technology, financials and industrials were the largest sources of underperformance relative to the benchmark.

Fund Performance

 Total return based on a $10,000 investment.

	Institutional Class	Russell 3000® Index	Russell Midcap® Growth Index	Russell 3000® Growth Index
6/13/2022	$10,000	$10,000	$10,000	$10,000
6/30/2022	$10,110	$10,092	$10,216	$10,258
7/31/2022	$11,350	$11,038	$11,467	$11,485
8/31/2022	$10,730	$10,626	$11,091	$10,975
9/30/2022	$9,730	$9,641	$10,150	$9,913
10/31/2022	$10,540	$10,432	$10,947	$10,514
11/30/2022	$11,180	$10,976	$11,543	$10,974
12/31/2022	$10,550	$10,333	$10,850	$10,142
1/31/2023	$11,880	$11,045	$11,797	$10,998
2/28/2023	$11,600	$10,787	$11,681	$10,868
3/31/2023	$11,790	$11,075	$11,841	$11,547
4/30/2023	$11,490	$11,193	$11,670	$11,647
5/31/2023	$11,590	$11,237	$11,677	$12,147
6/30/2023	$12,690	$12,004	$12,580	$12,987
7/31/2023	$13,160	$12,435	$12,960	$13,434
8/31/2023	$12,850	$12,195	$12,533	$13,283
9/30/2023	$12,090	$11,614	$11,923	$12,553
10/31/2023	$11,570	$11,306	$11,314	$12,335
11/30/2023	$12,870	$12,360	$12,694	$13,670
12/31/2023	$14,090	$13,016	$13,657	$14,322
1/31/2024	$13,750	$13,160	$13,583	$14,639
2/29/2024	$14,830	$13,872	$14,605	$15,646
3/31/2024	$14,960	$14,320	$14,954	$15,930
4/30/2024	$14,000	$13,690	$14,085	$15,227
5/31/2024	$14,180	$14,336	$14,235	$16,135
6/30/2024	$14,190	$14,780	$14,473	$17,171
7/31/2024	$14,740	$15,055	$14,561	$16,954
8/31/2024	$15,080	$15,383	$14,923	$17,281
9/30/2024	$15,360	$15,701	$15,420	$17,758
10/31/2024	$15,330	$15,586	$15,689	$17,691
11/30/2024	$16,680	$16,623	$17,781	$18,886
12/31/2024	$15,397	$16,114	$16,675	$18,970
1/31/2025	$16,263	$16,623	$17,739	$19,356
2/28/2025	$15,551	$16,305	$16,728	$18,633
3/31/2025	$14,355	$15,354	$15,488	$17,074
4/30/2025	$14,479	$15,251	$16,008	$17,370
5/31/2025	$14,953	$16,217	$17,543	$18,884
6/30/2025	$15,541	$17,041	$18,307	$20,071
7/31/2025	$15,696	$17,416	$18,679	$20,811
8/31/2025	$15,407	$17,819	$18,866	$21,085
9/30/2025	$15,242	$18,434	$18,816	$22,161

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	Since Inception 6/13/22
Institutional Class	(0.84%)	13.61%
Russell 3000® Index	17.41%	20.37%
Russell Midcap® Growth Index	22.02%	21.12%
Russell 3000® Growth Index	24.79%	27.28%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$20,409,503
# of Portfolio Holdings	31
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$102,866

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top 10 Holdings (%)

Top 10	Value
Nova Ltd.	5.1%
RBC Bearings, Inc.	5.0%
HealthEquity, Inc.	5.0%
Ensign Group, Inc.	4.9%
Fabrinet	4.8%
Medpace Holdings, Inc.	4.7%
Guidewire Software, Inc.	4.0%
HEICO Corp., Class A	3.8%
Procore Technologies, Inc.	3.8%
AMETEK, Inc.	3.7%

Top 10 Industries (%)

Industry	Value
Application Software	16.4%
Building Products	6.1%
Semiconductor Materials & Equipment	5.1%
Industrial Machinery & Supplies & Components	5.0%
Managed Health Care	5.0%
Health Care Facilities	4.9%
Electronic Manufacturing Services	4.8%
Life Sciences Tools & Services	4.7%
Aerospace & Defense	3.8%
Electrical Components & Equipment	3.7%

Portfolio Compositions (%)

Asset Type	Value
Common Stocks	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch U.S. Select Fund

Annual Shareholder Report

September 30, 2025

Institutional Class

Wasatch-Hoisington U.S. Treasury Fund

Single Class  WHOSX

Annual Shareholder Report - September 30, 2025

This Annual shareholder report contains important information about Wasatch-Hoisington U.S. Treasury Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at wasatchglobal.com. You can also request this information by contacting us at 800-551-1700.

What were the Fund costs for last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wasatch-Hoisington U.S. Treasury Fund	$70	0.73%

How did the fund perform last year and what affected its performance?

During the 12 months ended September 30, 2025, the Fund returned -8.32% compared to 2.88% for the Bloomberg U.S. Aggregate Index. The underperformance over the fiscal year was the result of long-term Treasury yields rising over the course of the fiscal year. The duration of the Fund at the end of the fiscal year was approximately 20, compared with 6 for the Bloomberg Index. Duration is a measure of the sensitivity of a fixed income asset’s change in price relative to changes in its yield. The higher the duration, the more sensitive a fixed income portfolio’s value is to changes in yields. The higher duration of the Fund is purposefully set at this high level due to the manager’s expectations of yields trending lower in the future.

Fund Performance

 Total return based on a $10,000 investment.

	Wasatch-Hoisington U.S. Treasury	Bloomberg US Aggregate Bond Index
9/30/2015	$10,000	$10,000
10/31/2015	$9,919	$10,002
11/30/2015	$9,821	$9,975
12/31/2015	$9,815	$9,943
1/31/2016	$10,366	$10,080
2/29/2016	$10,710	$10,151
3/31/2016	$10,716	$10,244
4/30/2016	$10,629	$10,284
5/31/2016	$10,733	$10,286
6/30/2016	$11,549	$10,471
7/31/2016	$11,896	$10,537
8/31/2016	$11,815	$10,525
9/30/2016	$11,549	$10,519
10/31/2016	$10,927	$10,439
11/30/2016	$9,915	$10,192
12/31/2016	$9,861	$10,206
1/31/2017	$9,886	$10,226
2/28/2017	$10,083	$10,295
3/31/2017	$9,979	$10,290
4/30/2017	$10,138	$10,369
5/31/2017	$10,394	$10,449
6/30/2017	$10,485	$10,438
7/31/2017	$10,363	$10,483
8/31/2017	$10,818	$10,577
9/30/2017	$10,525	$10,527
10/31/2017	$10,525	$10,533
11/30/2017	$10,635	$10,519
12/31/2017	$10,892	$10,568
1/31/2018	$10,470	$10,446
2/28/2018	$10,042	$10,347
3/31/2018	$10,426	$10,413
4/30/2018	$10,185	$10,336
5/31/2018	$10,458	$10,410
6/30/2018	$10,503	$10,397
7/31/2018	$10,286	$10,399
8/31/2018	$10,457	$10,466
9/30/2018	$10,055	$10,399
10/31/2018	$9,613	$10,317
11/30/2018	$9,811	$10,378
12/31/2018	$10,473	$10,569
1/31/2019	$10,526	$10,681
2/28/2019	$10,354	$10,675
3/31/2019	$11,035	$10,880
4/30/2019	$10,755	$10,883
5/31/2019	$11,648	$11,076
6/30/2019	$11,784	$11,215
7/31/2019	$11,804	$11,240
8/31/2019	$13,384	$11,531
9/30/2019	$12,944	$11,470
10/31/2019	$12,790	$11,504
11/30/2019	$12,736	$11,498
12/31/2019	$12,269	$11,490
1/31/2020	$13,255	$11,711
2/29/2020	$14,301	$11,922
3/31/2020	$15,479	$11,852
4/30/2020	$15,648	$12,063
5/31/2020	$15,248	$12,119
6/30/2020	$15,272	$12,195
7/31/2020	$16,060	$12,377
8/31/2020	$15,190	$12,277
9/30/2020	$15,282	$12,271
10/31/2020	$14,716	$12,216
11/30/2020	$14,948	$12,336
12/31/2020	$14,732	$12,353
1/31/2021	$14,010	$12,264
2/28/2021	$12,894	$12,087
3/31/2021	$12,234	$11,936
4/30/2021	$12,608	$12,030
5/31/2021	$12,681	$12,070
6/30/2021	$13,330	$12,155
7/31/2021	$13,888	$12,290
8/31/2021	$13,829	$12,267
9/30/2021	$13,335	$12,161
10/31/2021	$13,829	$12,158
11/30/2021	$14,345	$12,193
12/31/2021	$14,004	$12,162
1/31/2022	$13,368	$11,900
2/28/2022	$13,021	$11,768
3/31/2022	$12,329	$11,441
4/30/2022	$11,045	$11,006
5/31/2022	$10,733	$11,077
6/30/2022	$10,636	$10,904
7/31/2022	$10,957	$11,170
8/31/2022	$10,345	$10,854
9/30/2022	$9,409	$10,385
10/31/2022	$8,711	$10,251
11/30/2022	$9,349	$10,628
12/31/2022	$9,223	$10,580
1/31/2023	$9,820	$10,905
2/28/2023	$9,344	$10,623
3/31/2023	$9,795	$10,893
4/30/2023	$9,863	$10,959
5/31/2023	$9,529	$10,840
6/30/2023	$9,557	$10,801
7/31/2023	$9,304	$10,794
8/31/2023	$8,998	$10,725
9/30/2023	$8,203	$10,452
10/31/2023	$7,794	$10,287
11/30/2023	$8,535	$10,753
12/31/2023	$9,348	$11,165
1/31/2024	$9,022	$11,134
2/29/2024	$8,820	$10,977
3/31/2024	$8,917	$11,078
4/30/2024	$8,188	$10,798
5/31/2024	$8,447	$10,982
6/30/2024	$8,711	$11,086
7/31/2024	$8,940	$11,344
8/31/2024	$9,264	$11,507
9/30/2024	$9,407	$11,662
10/31/2024	$8,833	$11,372
11/30/2024	$9,008	$11,493
12/31/2024	$8,327	$11,305
1/31/2025	$8,303	$11,364
2/28/2025	$8,818	$11,615
3/31/2025	$8,661	$11,619
4/30/2025	$8,523	$11,665
5/31/2025	$8,133	$11,581
6/30/2025	$8,427	$11,759
7/31/2025	$8,304	$11,728
8/31/2025	$8,247	$11,868
9/30/2025	$8,625	$11,998

Fund performance shown in this graph represents past performance, which is not necessarily indicative of how the Fund will perform in the future.

Average Total Returns (%)

Fund	1 Year	5 Years	10 Years
Wasatch-Hoisington U.S. Treasury	(8.32%)	(10.81%)	(1.47%)
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%

The performance graph and total returns table do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$143,639,368
# of Portfolio Holdings	6
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$743,402

What did the Fund invest in?

The Fund invested in a variety of equity and debt securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks.

Top  Holdings (%)

Top 10	Value
U.S. Treasury STRIPS Principal, 0.00%, due 8/15/47	42.4%
U.S. Treasury Bond, 1.875%, due 11/15/51	16.2%
U.S. Treasury Bond, 1.375%, due 8/15/50	14.4%
U.S. Treasury Bond, 1.250%, due 5/15/50	12.3%
U.S. Treasury STRIPS Principal, 2.000%, due 8/15/51	6.7%
U.S. Treasury STRIPS Principal, 3.625%, due 5/15/53	6.5%

Top Industries (%)

Industry	Value
Sovereign	98.6%

Portfolio Compositions (%)

Asset Type	Value
U.S. Government Obligations	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address. If you would like to receive individual mailings, please call 800-551-1700 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ALPS Distributors, Inc. serves as the Fund’s distributor.

Additional Information

If you wish to view additional information about the Fund; including but not limited to financial statements, holdings, the Fund's prospectus, and proxy voting policies and procedures, please visit wasatchglobal.com.

Phone: 800-551-1700

Email: shareholderservice@wasatchfunds.com

Wasatch-Hoisington U.S. Treasury Fund

Annual Shareholder Report

September 30, 2025

Single Class

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	Wasatch Funds Trust (the “Registrant”) has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b)	No disclosures are required by this Item 2(b).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s Code of Ethics is attached as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(1)

The Board of Trustees of the Registrant has determined that the Registrant has at least one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2)	The name of the audit committee financial experts are Kate Fleming, Kristen Fletcher, and Mark Robinson. Each is deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees - The aggregate fees billed for professional services rendered by the independent registered public accounting firm for the audit of the Registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings or engagements for the last two fiscal years ended September 30, 2025 and 2024 were $677,580 and $711,265, respectively.

(b)

Audit Related Fees – During the fiscal years ended September 30, 2025 and 2024, the Registrant was not billed any fees by the independent registered public accounting firm for assurance and related services rendered by the independent registered public accounting firm to the Registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

During the fiscal years ended September 30, 2025 and 2024, no fees for assurance and related services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser (the “Advisor”) or any other entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant.

(c)

Tax Fees - The aggregate fees billed for professional services rendered by the independent registered public accounting firm to the Registrant for tax compliance, tax advice, tax planning, and tax return preparation for the last two fiscal years ended September 30, 2025 and 2024 were $148,011 and $146,500, respectively. These services consisted of the independent registered public accounting firm reviewing the Registrant’s excise tax returns, distribution requirements, and RIC tax returns.

During the fiscal years ended September 30, 2025 and 2024, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Advisor or any other entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant.

(d)

All Other Fees – The aggregate fees billed for products and services provided by the independent registered public accounting firm to the Registrant, other than the services reported in paragraphs (a) – (c) of this Item 4, for the fiscal years ended September 30, 2025 and 2024 were $0 and $0, respectively.

During the fiscal years ended September 30, 2025 and 2024, no fees for other services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Advisor or any other entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant.

(e)	Pre-Approval Policies and Procedures

(1)   Pursuant to the Registrant’s Audit Committee Charter, the Audit Committee shall evaluate the independence of the independent public accountants, including evaluating whether the independent public accountants provide audit services or consulting services to the Registrant or consulting services to the Advisor, and to receive the specific representations of the independent registered public accounting firm as to their independence. Specifically, the Audit Committee will be responsible for evaluating the provision of non-audit services to the Registrant as required by Section 201 of the Sarbanes-Oxley Act, any pre-approval requests submitted by the independent registered public accounting firm as required by Section 202 of the Sarbanes-Oxley Act or as otherwise required under Section 2-01 of Regulation S-X, and shall monitor the conflict of interest requirements in Section 206 of the Sarbanes-Oxley Act, and the prohibitions on improper influence on the conduct of audits in Section 303 of the Sarbanes-Oxley Act. The Audit Committee shall pre-approve any engagement of the independent registered public accounting firm to provide any services (other than prohibited non-audit services) including the fees and other compensation to be paid to the independent registered public accounting firm.

The independent registered public accounting firm is authorized by the Audit Committee to provide non-audit services to the extent allowable under the Sarbanes-Oxley Act of 2002 for the Registrant provided that (i) the fees payable with respect to such services do not exceed $5,000 in any calendar quarter and (ii) such fees are ratified by the Audit Committee at its next meeting. The fees payable with respect to non-audit services may be increased by the affirmative vote of a majority of the members of the Audit Committee.

(2)   There were no pre-approval requirements waived for the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “De Minimis Rule”). There were no fees billed for services provided to the Advisor described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)	No disclosures are required by this Item 4(f).

(g)

For the fiscal years ended September 30, 2025 and 2024, the aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant and the Advisor and any entity controlling, controlled by, or under common control with the Advisor that provided ongoing services to the Registrant were approximately $0 and $0, respectively.

(h)	No disclosures are required by this Item 4(h).

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

WASATCHGLOBAL.COM

SEPTEMBER 30, 2025

2025 Financial Statements and Supplemental Information

Fund Name	Investor Class	Institutional Class

Wasatch Core Growth Fund	WGROX	WIGRX

Wasatch Emerging India Fund	WAINX	WIINX

Wasatch Emerging Markets Select Fund	WAESX	WIESX

Wasatch Emerging Markets Small Cap Fund	WAEMX	WIEMX

Wasatch Frontier Emerging Small Countries Fund	WAFMX	WIFMX

Wasatch Global Opportunities Fund	WAGOX	WIGOX

Wasatch Global Select Fund	WAGSX	WGGSX

Wasatch Global Value Fund	FMIEX	WILCX

Wasatch International Growth Fund	WAIGX	WIIGX

Wasatch International Opportunities Fund	WAIOX	WIIOX

Fund Name	Investor Class	Institutional Class

Wasatch International Select Fund	WAISX	WGISX

Wasatch International Value Fund	WAIVX	WGIVX

Wasatch Long/Short Alpha Fund	WALSX	WGLSX

Wasatch Micro Cap Fund	WMICX	WGICX

Wasatch Micro Cap Value Fund	WAMVX	WGMVX

Wasatch Small Cap Growth Fund	WAAEX	WIAEX

Wasatch Small Cap Value Fund	WMCVX	WICVX

Wasatch Ultra Growth Fund	WAMCX	WGMCX

Wasatch U.S. Select Fund	WAUSX	WGUSX

Wasatch-Hoisington U.S. Treasury Fund	WHOSX	—

Wasatch Funds

Salt Lake City, Utah

wasatchglobal.com

800.551.1700

Table of Contents

Schedules of Investments [Item 6 of Form N-CSR]	2

Wasatch Core Growth Fund	2

Wasatch Emerging India Fund	4

Wasatch Emerging Markets Select Fund	5

Wasatch Emerging Markets Small Cap Fund	6

Wasatch Frontier Emerging Small Countries Fund	8

Wasatch Global Opportunities Fund	9

Wasatch Global Select Fund	11

Wasatch Global Value Fund	13

Wasatch International Growth Fund	15

Wasatch International Opportunities Fund	17

Wasatch International Select Fund	19

Wasatch International Value Fund	20

Wasatch Long/Short Alpha Fund	22

Wasatch Micro Cap Fund	25

Wasatch Micro Cap Value Fund	27

Wasatch Small Cap Growth Fund	29

Wasatch Small Cap Value Fund	31

Wasatch Ultra Growth Fund	33

Wasatch U.S. Select Fund	35

Wasatch-Hoisington U.S. Treasury Fund	36

Financial Statements and Financial Highlights for Open-End Management Investment Companies [Item 7 of Form N-CSR]	38

Financial Statements	38

Statements of Assets and Liabilities	38

Statements of Operations	44

Statements of Changes in Net Assets	50

Statement of Cash Flows	58

Financial Highlights	60

Wasatch Core Growth Fund	60

Wasatch Emerging India Fund	60

Wasatch Emerging Markets Select Fund	60

Wasatch Emerging Markets Small Cap Fund	60

Wasatch Frontier Emerging Small Countries Fund	60

Wasatch Global Opportunities Fund	62

Wasatch Global Select Fund	62

Wasatch Global Value Fund	62

Wasatch International Growth Fund	62

Wasatch International Opportunities Fund	64

Wasatch International Select Fund	64

Wasatch International Value Fund	64

Wasatch Long/Short Alpha Fund	64

Wasatch Micro Cap Fund	64

Wasatch Micro Cap Value Fund	64

Wasatch Small Cap Growth Fund	66

Wasatch Small Cap Value Fund	66

Wasatch Ultra Growth Fund	66

Wasatch U.S. Select Fund	66

Wasatch-Hoisington U.S. Treasury Fund	66

Notes to Financial Highlights	68

Notes to Financial Statements	69

Report of Independent Registered Public Accounting Firm	100

Supplemental Information (Unaudited)	101

Service Providers	102

Contact Wasatch	102

Changes in and Disagreements with Accountants for Open-End Management Investment Companies [Item 8 of Form N-CSR] Not applicable

Proxy Disclosures for Open-End Management Investment Companies [Item 9 of Form N-CSR] Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies [Item 10 of Form N-CSR]

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7.

Statement Regarding Basis for Approval of Investment Advisory Contract [Item 11 of Form N-CSR]

Not applicable

This material must be accompanied or preceded by a prospectus.

Please read the prospectus carefully before you invest.

Wasatch Funds are distributed by ALPS Distributors, Inc.

Wasatch Core Growth Fund (WGROX / WIGRX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 99.3%

	Aerospace & Defense 2.0%
1,031,112	Loar Holdings, Inc.*	$82,488,960

	Application Software 12.1%
8,505,367	CCC Intelligent Solutions Holdings, Inc.*	77,483,893
2,425,622	Clearwater Analytics Holdings, Inc., Class A*	43,709,708
394,623	Guidewire Software, Inc.*	90,708,043
1,477,096	nCino, Inc.*	40,044,073
2,155,863	Procore Technologies, Inc.*	157,205,530
835,771	Q2 Holdings, Inc.*	60,501,463
1,584,008	Vertex, Inc., Class A*	39,267,558

		508,920,268

	Asset Management & Custody Banks 2.5%
571,522	Cohen & Steers, Inc.	37,497,559
502,809	Hamilton Lane, Inc., Class A	67,773,625

		105,271,184

	Automotive Parts & Equipment 3.5%
757,895	Modine Manufacturing Co.*	107,742,353
1,158,639	XPEL, Inc.*	38,316,192

		146,058,545

	Automotive Retail 2.1%
2,417,626	Valvoline, Inc.*	86,816,950

	Broadline Retail 4.0%
1,199,408	Global-e Online Ltd.*	42,890,830
967,736	Ollie’s Bargain Outlet Holdings, Inc.*	124,257,302

		167,148,132

	Building Products 5.7%
653,305	AAON, Inc.	61,044,819
240,600	CSW Industrials, Inc.	58,405,650
1,531,648	Trex Co., Inc.*	79,140,252
428,101	UFP Industries, Inc.	40,023,163

		238,613,884

	Cargo Ground Transportation 1.7%
242,148	Saia, Inc.*	72,489,425

	Construction Machinery & Heavy Transportation Equipment 2.4%
848,272	Federal Signal Corp.	100,935,885

	Distributors 1.5%
210,851	Pool Corp.	65,378,570

	Diversified Support Services 0.7%
3,165,733	ACV Auctions, Inc., Class A*	31,372,414

	Electronic Equipment & Instruments 1.1%
472,830	Novanta, Inc.*	47,353,925

	Electronic Manufacturing Services 3.4%
394,318	Fabrinet*	143,776,229

Shares		Value

	Environmental & Facilities Services 3.6%
1,617,681	Casella Waste Systems, Inc., Class A*	$153,485,573

	Financial Exchanges & Data 1.2%
211,242	Morningstar, Inc.	49,010,256

	Health Care Facilities 3.6%
873,478	Ensign Group, Inc.	150,910,794

	Health Care Technology 1.7%
6,010,038	Certara, Inc.*	73,442,664

	Home Furnishing Retail 1.3%
4,980,644	Arhaus, Inc.* ‡‡	52,944,246

	Home Improvement Retail 1.2%
708,040	Floor & Decor Holdings, Inc., Class A*	52,182,548

	Human Resource & Employment Services 1.0%
257,178	Paylocity Holding Corp.*	40,960,740

	Industrial Machinery & Supplies & Components 8.3%
496,021	Enpro, Inc.	112,100,746
296,539	Kadant, Inc.	88,244,076
389,378	RBC Bearings, Inc.*	151,970,339

		352,315,161

	Insurance Brokers 1.1%
605,491	Goosehead Insurance, Inc., Class A	45,060,640

	Investment Banking & Brokerage 2.2%
1,327,612	Moelis & Co., Class A	94,685,288

	Life Sciences Tools & Services 2.9%
241,809	Medpace Holdings, Inc.*	124,328,515

	Managed Health Care 3.8%
1,672,208	HealthEquity, Inc.*	158,475,152

	Other Specialty Retail 1.6%
430,508	Five Below, Inc.*	66,599,588

	Packaged Foods & Meats 1.0%
791,936	Freshpet, Inc.*	43,643,593

	Personal Care Products 1.2%
1,433,716	BellRing Brands, Inc.*	52,115,577

	Property & Casualty Insurance 1.0%
678,567	RLI Corp.	44,256,140

	Regional Banks 2.9%
2,421,158	Bank OZK	123,430,635

	Research & Consulting Services 1.8%
821,483	ICF International, Inc.	76,233,622

	Restaurants 1.3%
215,465	Wingstop, Inc.	54,228,231

Wasatch Core Growth Fund (WGROX / WIGRX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	Semiconductor Materials & Equipment 5.9%
941,085	Camtek Ltd.*	$98,860,980
468,914	Nova Ltd.*	149,893,049

		248,754,029

	Specialty Chemicals 1.6%
442,315	Balchem Corp.	66,373,789

	Trading Companies & Distributors 2.3%
740,558	SiteOne Landscape Supply, Inc.*	95,383,870

	Transaction & Payment Processing Services 4.1%
1,446,845	Paymentus Holdings, Inc., Class A*	44,273,457
1,691,042	Shift4 Payments, Inc., Class A*	130,886,651

		175,160,108

	Total Common Stocks (cost $3,257,402,054)	4,190,605,130

	Total Investments (cost $3,257,402,054) 99.3%	4,190,605,130

	Other Assets less Liabilities 0.7%	30,958,403

	Net Assets 100.0%	$4,221,563,533

	*Non-income producing. ‡‡Affiliated company (see Note 8).

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Core Growth Fund’s investments were in the following countries (unaudited):

Country	%
Israel	7.0
United States	93.0

TOTAL	100.0%

Wasatch Emerging India Fund (WAINX / WIINX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 100.4%

	Apparel Retail 3.1%
304,276	Trent Ltd.	$16,018,155

	Asset Management & Custody Banks 5.5%
1,162,734	Kfin Technologies Ltd.	13,754,203
507,883	Prudent Corporate Advisory Services Ltd.	14,761,265

		28,515,468

	Building Products 4.2%
965,922	Astral Ltd.	14,859,266
765,368	KRN Heat Exchanger & Refrigeration Ltd.*	7,251,733

		22,110,999

	Commodity Chemicals 0.9%
31,611	Solar Industries India Ltd.	4,748,235

	Computer & Electronics Retail 3.6%
2,995,412	Aditya Vision Ltd.	18,947,665

	Construction Machinery & Heavy Transportation Equipment 1.0%
442,280	Action Construction Equipment Ltd.	5,343,345

	Consumer Finance 25.9%
4,821,127	Bajaj Finance Ltd.	54,244,816
2,576,689	Cholamandalam Investment & Finance Co. Ltd.	46,691,065
5,717,830	Five-Star Business Finance Ltd.	34,522,832

		135,458,713

	Diversified Banks 7.9%
1,540,040	HDFC Bank Ltd.	16,504,142
1,110,193	Kotak Mahindra Bank Ltd.	24,891,944

		41,396,086

	Diversified Support Services 3.5%
4,284,721	CMS Info Systems Ltd.	18,013,508

	Electrical Components & Equipment 1.4%
91,162	Polycab India Ltd.	7,480,180

	Health Care Facilities 9.4%
3,641,787	Max Healthcare Institute Ltd.	45,720,882
231,766	Rainbow Children’s Medicare Ltd.	3,538,866

		49,259,748

	Health Care Services 3.6%
1,685,689	Vijaya Diagnostic Centre Ltd.	19,036,669

	Health Care Supplies 3.5%
823,252	Poly Medicure Ltd.	18,071,675

	Hotels, Resorts & Cruise Lines 3.2%
180,103	MakeMyTrip Ltd.*	16,857,641

	Industrial Machinery & Supplies & Components 4.5%
4,332,906	Elgi Equipments Ltd.	23,526,617

Shares		Value

	Life Sciences Tools & Services 8.1%
656,469	Divi’s Laboratories Ltd.	$42,204,610

	Managed Health Care 3.6%
3,176,039	Medi Assist Healthcare Services Ltd.*	18,671,023

	Regional Banks 7.5%
4,718,336	AU Small Finance Bank Ltd.	38,896,313

	Total Common Stocks (cost $397,948,594)	524,556,650

	Total Investments (cost $397,948,594) 100.4%§	524,556,650

	Liabilities less Other Assets (0.4%)	(2,171,594)

	Net Assets 100.0%	$522,385,056

	*Non-income producing.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 88.44%.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Emerging India Fund’s investments were in the following countries (unaudited):

Country	%
India	100.0

TOTAL	100.0%

Wasatch Emerging Markets Select Fund (WAESX / WIESX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 106.9%

	Airport Services 6.0%
389,572	Grupo Aeroportuario del Centro Norte SAB de CV	$5,041,132
545,400	Grupo Aeroportuario del Pacifico SAB de CV, Class B	12,892,329

		17,933,461

	Apparel Retail 1.5%
86,876	Trent Ltd.	4,573,457

	Asset Management & Custody Banks 0.8%
199,879	Kfin Technologies Ltd.	2,364,407

	Broadline Retail 15.6%
10,402	MercadoLibre, Inc.*	24,308,850
126,163	Sea Ltd., ADR*	22,549,113

		46,857,963

	Construction & Engineering 1.5%
148,973	United Integrated Services Co. Ltd.	4,400,616

	Consumer Finance 13.6%
2,266,817	Bajaj Finance Ltd.	25,505,047
548,870	Cholamandalam Investment & Finance Co. Ltd.	9,945,835
911,502	Five-Star Business Finance Ltd.	5,503,422

		40,954,304

	Diversified Banks 6.8%
557,102	HDFC Bank Ltd.	5,970,293
901,843	NU Holdings Ltd., Class A*	14,438,507

		20,408,800

	Electrical Components & Equipment 6.3%
211,710	Voltronic Power Technology Corp.	6,465,023
1,814,602	WEG SA	12,475,229

		18,940,252

	Electronic Equipment & Instruments 5.5%
551,007	Chroma ATE, Inc.	10,515,404
276,075	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A††† §§	5,979,566

		16,494,970

	Food Retail 1.9%
213,640	BBB Foods, Inc., Class A*	5,759,734

	Health Care Facilities 5.0%
1,208,519	Max Healthcare Institute Ltd.	15,172,374

	Hotels, Resorts & Cruise Lines 6.9%
73,519	MakeMyTrip Ltd.*	6,881,378
185,074	Trip.com Group Ltd.	14,035,558

		20,916,936

	Industrial Machinery & Supplies & Components 1.5%
844,729	Elgi Equipments Ltd.	4,586,672

Shares		Value

	Interactive Media & Services 5.1%
178,700	Tencent Holdings Ltd.	$15,226,954

	IT Consulting & Other Services 3.7%
27,255	EPAM Systems, Inc.*	4,109,781
748,075	FPT Corp.	2,634,979
75,439	Globant SA*	4,328,690

		11,073,450

	Life Sciences Tools & Services 5.0%
236,335	Divi’s Laboratories Ltd.	15,194,056

	Property & Casualty Insurance 2.7%
901,519	Qualitas Controladora SAB de CV	8,243,064

	Regional Banks 2.3%
848,109	AU Small Finance Bank Ltd.	6,991,514

	Semiconductors 12.3%
42,893	Alchip Technologies Ltd.	4,927,334
111,826	ASPEED Technology, Inc.	18,599,171
84,986	Jentech Precision Industrial Co. Ltd.	6,779,554
143,769	LEENO Industrial, Inc.	5,285,988
173,984	Silergy Corp.	1,481,752

		37,073,799

	Technology Hardware, Storage & Peripherals 2.9%
272,972	Asia Vital Components Co. Ltd.	8,878,868

	Total Common Stocks (cost $231,453,732)	322,045,651

	Total Investments (cost $231,453,732) 106.9%§	322,045,651

	Liabilities less Other Assets (6.9%)	(20,682,947)

	Net Assets 100.0%	$301,362,704

	*Non-income producing.

	†††Variable rate securities.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 61.67%.

	§§The aggregate value of illiquid holdings at September 30, 2025 amounted to approximately $5,979,566 and represented 1.98% of net assets.

	ADR American Depositary Receipt.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Emerging Markets Select Fund’s investments were in the following countries (unaudited):

Country	%
Brazil	8.4
China	10.9
India	31.9
Mexico	9.9
Singapore	7.0
South Korea	1.6
Taiwan	19.3
United States	10.2
Vietnam	0.8

TOTAL	100.0%

Wasatch Emerging Markets Small Cap Fund (WAEMX / WIEMX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.1%

	Airport Services 4.4%
716,725	Grupo Aeroportuario del Centro Norte SAB de CV	$9,274,551

	Alternative Carriers 1.2%
191,201	Chief Telecom, Inc.	2,581,217

	Asset Management & Custody Banks 5.0%
264,279	Kfin Technologies Ltd.	3,126,207
256,542	Prudent Corporate Advisory Services Ltd.	7,456,214

		10,582,421

	Automotive Retail 1.5%
95,242	Aldrees Petroleum & Transport Services Co.	3,185,295

	Building Products 1.2%
256,779	KRN Heat Exchanger & Refrigeration Ltd.*	2,432,938

	Commercial & Residential Mortgage Finance 3.0%
344,343	Aavas Financiers Ltd.*	6,338,778

	Communications Equipment 2.6%
159,000	Accton Technology Corp.	5,498,412

	Computer & Electronics Retail 1.1%
375,118	Aditya Vision Ltd.	2,372,832

	Construction & Engineering 3.2%
229,959	United Integrated Services Co. Ltd.	6,792,918

	Consumer Finance 7.6%
678,480	Cholamandalam Financial Holdings Ltd.	14,405,526
272,537	Five-Star Business Finance Ltd.	1,645,510

		16,051,036

	Diversified Banks 6.9%
580,799	Inter & Co., Inc., Class A	5,360,775
217,436	Optima bank SA	2,154,571
113,293	TBC Bank Group PLC	6,934,834

		14,450,180

	Diversified Support Services 2.3%
168,390	CMS Info Systems Ltd.	707,933
4,112,109	Frontken Corp. Bhd.	4,066,002

		4,773,935

	Drug Retail 1.1%
110,226	Clicks Group Ltd.	2,249,453

	Electrical Components & Equipment 1.0%
68,575	Voltronic Power Technology Corp.	2,094,086

	Electronic Equipment & Instruments 8.1%
600,616	Chroma ATE, Inc.	11,462,141
18,626	Park Systems Corp.	3,435,582
95,138	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A§§	2,060,614

		16,958,337

Shares		Value

	Electronic Manufacturing Services 3.7%
21,499	Fabrinet*	$7,838,965

	Food Retail 0.8%
63,064	BBB Foods, Inc., Class A*	1,700,206

	Health Care Facilities 1.2%
164,137	Rainbow Children’s Medicare Ltd.	2,506,230

	Health Care Services 4.4%
57,897	Diagnostyka SA	3,036,602
554,629	Vijaya Diagnostic Centre Ltd.	6,263,485

		9,300,087

	Human Resource & Employment Services 2.8%
6,959	Benefit Systems SA*	5,817,861

	Industrial Machinery & Supplies & Components 3.1%
419,541	Elgi Equipments Ltd.	2,278,005
384,230	Shenzhen Envicool Technology Co. Ltd., Class A§§	4,317,051

		6,595,056

	Interactive Media & Services 5.1%
2,554,426	Baltic Classifieds Group PLC	10,649,883

	IT Consulting & Other Services 1.9%
581,957	FPT Corp.	2,049,854
33,500	Globant SA*	1,922,230

		3,972,084

	Life & Health Insurance 2.2%
33,694	Co. for Cooperative Insurance	1,221,904
291,359	Discovery Ltd.	3,323,551

		4,545,455

	Managed Health Care 0.5%
190,694	Medi Assist Healthcare Services Ltd.*	1,121,035

	Packaged Foods & Meats 1.4%
10,475,549	Cisarua Mountain Dairy Tbk. PT	2,891,541

	Property & Casualty Insurance 3.1%
720,252	Qualitas Controladora SAB de CV	6,585,644

	Regional Banks 4.5%
1,150,825	AU Small Finance Bank Ltd.	9,486,999

	Semiconductor Materials & Equipment 1.8%
116,646	Anji Microelectronics Technology Shanghai Co. Ltd., Class A§§	3,751,166

	Semiconductors 9.9%
76,333	ASPEED Technology, Inc.	12,695,890
69,000	Jentech Precision Industrial Co. Ltd.	5,504,309
52,797	LEENO Industrial, Inc.	1,941,200
89,728	Silergy Corp.	764,177

		20,905,576

Wasatch Emerging Markets Small Cap Fund (WAEMX / WIEMX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	Technology Hardware, Storage & Peripherals 1.5%
117,000	AURAS Technology Co. Ltd.	$3,251,547

	Total Common Stocks (cost $140,043,826)	206,555,724

	Total Investments (cost $140,043,826) 98.1%§	206,555,724

	Other Assets less Liabilities 1.9%	3,911,772

	Net Assets 100.0%	$210,467,496

	*Non-income producing.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 69.88%.

	§§The aggregate value of illiquid holdings at September 30, 2025, amounts to approximately $10,128,831 and represents 4.81% of net assets.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Emerging Markets Small Cap Fund’s investments were in the following countries (unaudited):

Country	%
Brazil	2.6
China	4.9
Greece	1.1
India	29.1
Indonesia	1.4
Malaysia	2.0
Mexico	8.5
Poland	4.3
Saudi Arabia	2.1
South Africa	2.7
South Korea	2.6
Taiwan	24.5
United Kingdom	8.5
United States	4.7
Vietnam	1.0

TOTAL	100.0%

Wasatch Frontier Emerging Small Countries Fund (WAFMX / WIFMX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 100.6%

	Aerospace & Defense 1.8%
16,485	Theon International PLC	$630,255

	Airport Services 4.7%
126,600	Grupo Aeroportuario del Centro Norte SAB de CV	1,638,227

	Automotive Retail 1.4%
14,317	Aldrees Petroleum & Transport Services Co.	478,821

	Broadline Retail 16.0%
1,201	MercadoLibre, Inc.*	2,806,665
15,575	Sea Ltd., ADR*	2,783,720

		5,590,385

	Computer & Electronics Retail 3.8%
276,350	FPT Digital Retail JSC*	1,339,565

	Consumer Finance 15.0%
264,976	Bajaj Finance Ltd.	2,981,372
31,604	Cholamandalam Financial Holdings Ltd.	671,018
86,844	Cholamandalam Investment & Finance Co. Ltd.	1,573,663

		5,226,053

	Distillers & Vintners 2.5%
181,250	Ginebra San Miguel, Inc.	871,370

	Diversified Banks 24.5%
114,277	Banca Transilvania SA	741,294
339,028	Bank for Foreign Trade of Vietnam JSC	795,419
876,630	HD Bank*	1,027,785
54,936	Inter & Co., Inc., Class A	507,059
6,211	Lion Finance Group PLC	640,554
1,617,790	Military Commercial Joint Stock Bank	1,603,360
62,156	NU Holdings Ltd., Class A*	995,117
22,018	TBC Bank Group PLC	1,347,755
606,600	Vietnam Technological & Commercial Joint Stock Bank	868,703

		8,527,046

	Diversified Support Services 1.4%
486,702	Frontken Corp. Bhd.	481,245

	Electronic Manufacturing Services 1.5%
1,475	Fabrinet*	537,814

	Food Retail 0.3%
3,458	BBB Foods, Inc., Class A*	93,228

	Health Care Facilities 7.8%
15,380	Akdital Holding	2,344,917
5,281	Dr. Sulaiman Al Habib Medical Services Group Co.	380,211

		2,725,128

	Health Care Services 2.8%
18,694	Diagnostyka SA	980,469

	Human Resource & Employment Services 1.4%
597	Benefit Systems SA*	499,104

Shares		Value

	Interactive Media & Services 6.7%
556,035	Baltic Classifieds Group PLC	$2,318,215

	IT Consulting & Other Services 1.0%
487	Elm Co.	116,290
68,838	FPT Corp.	242,471

		358,761

	Life & Health Insurance 2.5%
2,141	Bupa Arabia for Cooperative Insurance Co.	94,142
6,022	Co. for Cooperative Insurance	218,386
47,966	Discovery Ltd.	547,151

		859,679

	Packaged Foods & Meats 0.3%
4,595	Kri-Kri Milk Industry SA	97,106

	Property & Casualty Insurance 2.7%
103,422	Qualitas Controladora SAB de CV	945,642

	Semiconductor Materials & Equipment 2.5%
8,177	Camtek Ltd.*	858,994

	Total Common Stocks (cost $26,381,621)	35,057,107

	Total Investments (cost $26,381,621) 100.6%§	35,057,107

	Liabilities less Other Assets (0.6%)	(202,113)

	Net Assets 100.0%	$34,854,994

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 46.00%. ADR American Depositary Receipt.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Frontier Emerging Small Countries Fund’s investments were in the following countries (unaudited):

Country	%
Brazil	4.3
Cyprus	1.8
Greece	0.3
India	14.9
Israel	2.4
Malaysia	1.4
Mexico	7.6
Morocco	6.7
Philippines	2.5
Poland	4.2
Romania	2.1
Saudi Arabia	3.7
Singapore	7.9
South Africa	1.6
United Kingdom	12.3
United States	9.5
Vietnam	16.8

TOTAL	100.0%

Wasatch Global Opportunities Fund (WAGOX / WIGOX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 100.7%

	Application Software 8.3%
149,374	Clearwater Analytics Holdings, Inc., Class A*	$2,691,719
6,549	Guidewire Software, Inc.*	1,505,353
59,772	nCino, Inc.*	1,620,419
33,504	Q2 Holdings, Inc.*	2,425,354
492,580	Rakus Co. Ltd.	4,527,417
93,319	Technology One Ltd.	2,375,750

		15,146,012

	Asset Management & Custody Banks 4.1%
27,666	Cohen & Steers, Inc.	1,815,166
16,244	Hamilton Lane, Inc., Class A	2,189,529
176,739	Kfin Technologies Ltd.	2,090,680
76,693	Netwealth Group Ltd.	1,492,137

		7,587,512

	Automotive Parts & Equipment 2.6%
26,121	Modine Manufacturing Co.*	3,713,362
29,218	XPEL, Inc.*	966,239

		4,679,601

	Automotive Retail 1.9%
97,415	Valvoline, Inc.*	3,498,173

	Biotechnology 0.2%
112,280	C4 Therapeutics, Inc.*	249,262
109,923	Sangamo Therapeutics, Inc.*	74,022

		323,284

	Broadline Retail 1.6%
23,349	Ollie’s Bargain Outlet Holdings, Inc.*	2,998,012

	Building Products 4.0%
19,954	AAON, Inc.	1,864,501
34,164	Carel Industries SpA	897,890
86,479	Trex Co., Inc.*	4,468,370

		7,230,761

	Cargo Ground Transportation 2.3%
13,801	Saia, Inc.*	4,131,467

	Consumer Finance 3.7%
153,419	Cholamandalam Financial Holdings Ltd.	3,257,401
589,651	Five-Star Business Finance Ltd.	3,560,165

		6,817,566

	Diversified Support Services 2.1%
300,800	Japan Elevator Service Holdings Co. Ltd.	3,818,022

	Drug Retail 2.1%
160,700	Sugi Holdings Co. Ltd.	3,875,012

	Electrical Components & Equipment 1.3%
78,897	Voltronic Power Technology Corp.	2,409,291

	Environmental & Facilities Services 1.9%
37,166	Casella Waste Systems, Inc., Class A*	3,526,310

Shares		Value

	Health Care Facilities 5.8%
36,366	Ensign Group, Inc.	$6,282,954
338,699	Max Healthcare Institute Ltd.	4,252,203

		10,535,157

	Health Care Services 0.9%
148,531	Vijaya Diagnostic Centre Ltd.	1,677,377

	Home Furnishing Retail 1.1%
186,834	Arhaus, Inc.*	1,986,045

	Home Improvement Retail 1.0%
24,859	Floor & Decor Holdings, Inc., Class A*	1,832,108

	Homebuilding 1.1%
19,102	LGI Homes, Inc.*	987,764
57,425	Smith Douglas Homes Corp.*	1,014,126

		2,001,890

	Human Resource & Employment Services 2.4%
14,168	Paylocity Holding Corp.*	2,256,537
197,800	SMS Co. Ltd.	2,084,571

		4,341,108

	Industrial Machinery & Supplies & Components 6.8%
7,941	Kadant, Inc.	2,363,083
14,047	RBC Bearings, Inc.*	5,482,404
21,295	Standex International Corp.	4,512,410

		12,357,897

	Insurance Brokers 0.8%
20,029	Goosehead Insurance, Inc., Class A	1,490,558

	Interactive Media & Services 0.7%
49,525	Hemnet Group AB	1,248,985

	Investment Banking & Brokerage 1.2%
291,172	AJ Bell PLC	2,138,035

	IT Consulting & Other Services 1.9%
28,731	Persistent Systems Ltd.	1,563,483
89,385	Softcat PLC	1,901,381

		3,464,864

	Life Sciences Tools & Services 2.9%
52,029	Divi’s Laboratories Ltd.	3,344,962
3,953	Medpace Holdings, Inc.*	2,032,474

		5,377,436

	Managed Health Care 3.6%
70,303	HealthEquity, Inc.*	6,662,615

	Other Specialty Retail 1.2%
14,750	Five Below, Inc.*	2,281,825

	Packaged Foods & Meats 1.8%
58,642	Freshpet, Inc.*	3,231,761

	Personal Care Products 1.5%
75,649	BellRing Brands, Inc.*	2,749,841

Wasatch Global Opportunities Fund (WAGOX / WIGOX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	Pharmaceuticals 0.2%
128,235	Esperion Therapeutics, Inc.*	$339,823

	Regional Banks 4.9%
674,608	AU Small Finance Bank Ltd.	5,561,233
65,251	Bank OZK	3,326,496

		8,887,729

	Research & Consulting Services 2.9%
89,627	BayCurrent, Inc.	5,267,106

	Semiconductor Materials & Equipment 5.0%
29,107	Camtek Ltd.*	3,057,690
19,010	Nova Ltd.*	6,076,737

		9,134,427

	Semiconductors 6.5%
37,347	ASPEED Technology, Inc.	6,211,644
55,529	LEENO Industrial, Inc.	2,041,648
32,458	Melexis NV	2,587,412
131,455	Silergy Corp.	1,119,549

		11,960,253

	Specialty Chemicals 1.1%
13,692	Balchem Corp.	2,054,621

	Trading Companies & Distributors 5.4%
63,496	Diploma PLC	4,544,799
304,900	MonotaRO Co. Ltd.	4,426,765
64,729	OEM International AB, Class B	984,746

		9,956,310

	Transaction & Payment Processing Services 3.9%
34,043	Paymentus Holdings, Inc., Class A*	1,041,716
78,020	Shift4 Payments, Inc., Class A*	6,038,748

		7,080,464

	Total Common Stocks (cost $135,470,011)	184,099,258

	Total Investments (cost $135,470,011) 100.7%§	184,099,258

	Liabilities less Other Assets (0.7%)	(1,256,004)

	Net Assets 100.0%	$182,843,254

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 38.90%.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Global Opportunities Fund’s investments were in the following countries (unaudited):

Country	%
Australia	2.1
Belgium	1.4
India	13.7
Israel	5.0
Italy	0.5
Japan	13.0
South Korea	1.1
Sweden	1.2
Taiwan	5.3
United Kingdom	4.7
United States	52.0

TOTAL	100.0%

Wasatch Global Select Fund (WAGSX / WGGSX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 100.2%

	Aerospace & Defense 4.1%
2,054	HEICO Corp., Class A	$521,901

	Application Software 11.9%
4,367	Descartes Systems Group, Inc.*	411,189
726	HubSpot, Inc.*	339,623
1,840	Manhattan Associates, Inc.*	377,163
5,446	Procore Technologies, Inc.*	397,122

		1,525,097

	Broadline Retail 7.4%
3,728	Dollarama, Inc.	491,656
194	MercadoLibre, Inc.*	453,366

		945,022

	Building Products 2.1%
5,234	Trex Co., Inc.*	270,441

	Cargo Ground Transportation 2.6%
1,119	Saia, Inc.*	334,984

	Consumer Finance 4.6%
52,179	Bajaj Finance Ltd.	587,091

	Distributors 2.7%
1,102	Pool Corp.	341,697

	Diversified Banks 2.7%
21,226	NU Holdings Ltd., Class A*	339,828

	Diversified Support Services 2.4%
6,832	Copart, Inc.*	307,235

	Drug Retail 3.8%
19,900	Sugi Holdings Co. Ltd.	479,855

	Electrical Components & Equipment 2.3%
42,000	WEG SA	288,746

	Electronic Equipment & Instruments 4.0%
11,080	Halma PLC	515,782

	Financial Exchanges & Data 3.0%
1,671	Morningstar, Inc.	387,689

	Health Care Equipment 1.7%
2,476	DiaSorin SpA	219,970

	Home Improvement Retail 2.1%
3,628	Floor & Decor Holdings, Inc., Class A*	267,384

	Hotels, Resorts & Cruise Lines 2.4%
4,117	Trip.com Group Ltd.	312,223

	Industrial Machinery & Supplies & Components 3.8%
1,257	RBC Bearings, Inc.*	490,595

Shares		Value

	Interactive Media & Services 4.1%
4,205	Scout24 SE	$527,548

	Life Sciences Tools & Services 2.7%
5,421	Divi’s Laboratories Ltd.	348,518

	Managed Health Care 4.4%
5,878	HealthEquity, Inc.*	557,058

	Movies & Entertainment 2.0%
370	Spotify Technology SA*	258,260

	Property & Casualty Insurance 3.0%
7,563	Definity Financial Corp.	388,720

	Research & Consulting Services 7.5%
8,917	BayCurrent, Inc.	524,025
6,148	UL Solutions, Inc., Class A	435,647

		959,672

	Semiconductor Materials & Equipment 3.3%
701	ASM International NV	422,808

	Semiconductors 4.8%
582	Monolithic Power Systems, Inc.	535,812
8,641	Silergy Corp.	73,592

		609,404

	Trading Companies & Distributors 2.0%
17,276	MonotaRO Co. Ltd.	250,826

	Transaction & Payment Processing Services 2.8%
4,639	Shift4 Payments, Inc., Class A*	359,059

	Total Common Stocks (cost $10,381,458)	12,817,413

	Total Investments (cost $10,381,458) 100.2%§	12,817,413

	Liabilities less Other Assets (0.2%)	(21,492)

	Net Assets 100.0%	$12,795,921

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 29.56%.

	See Notes to Financial Statements.

Wasatch Global Select Fund (WAGSX / WGGSX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

At September 30, 2025, the Wasatch Global Select Fund’s investments were in the following countries (unaudited):

Country	%
Brazil	4.9
Canada	10.1
China	2.4
Germany	4.1
India	7.3
Italy	1.7
Japan	9.8
Netherlands	3.3
Sweden	2.0
Taiwan	0.6
United Kingdom	4.0
United States	49.8

TOTAL	100.0%

Wasatch Global Value Fund (FMIEX / WILCX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.1%

	Broadline Retail 2.0%
126,000	Alibaba Group Holding Ltd.	$2,817,877

	Cargo Ground Transportation 1.5%
31,000	ArcBest Corp.	2,165,970

	Consumer Staples Merchandise Retail 2.0%
27,000	Dollar General Corp.	2,790,450

	Diversified Banks 17.2%
55,000	Citigroup, Inc.	5,582,500
175,000	ING Groep NV, ADR	4,564,000
19,000	JPMorgan Chase & Co.	5,993,170
47,500	Toronto-Dominion Bank	3,798,089
162,000	United Overseas Bank Ltd.	4,350,581

		24,288,340

	Diversified Metals & Mining 2.3%
40,000	Rio Tinto Ltd.	3,226,521

	Electric Utilities 9.9%
40,000	Duke Energy Corp.	4,950,000
61,000	Evergy, Inc.	4,637,220
99,000	Exelon Corp.	4,455,990

		14,043,210

	Food Retail 2.6%
90,000	Koninklijke Ahold Delhaize NV	3,641,804

	Health Care Services 2.3%
17,000	Quest Diagnostics, Inc.	3,239,860

	Integrated Oil & Gas 8.0%
24,000	Chevron Corp.	3,726,960
69,000	Suncor Energy, Inc.	2,887,519
78,000	TotalEnergies SE	4,750,872

		11,365,351

	Integrated Telecommunication Services 6.7%
110,000	AT&T, Inc.	3,106,400
17,000,000	Telkom Indonesia Persero Tbk. PT	3,130,152
75,000	Verizon Communications, Inc.	3,296,250

		9,532,802

	IT Consulting & Other Services 2.5%
42,500	Amdocs Ltd.	3,487,125

	Managed Health Care 1.1%
43,000	Centene Corp.*	1,534,240

	Multi-Line Insurance 2.9%
87,000	AXA SA	4,172,088

	Other Specialized REITs 3.0%
132,000	VICI Properties, Inc.	4,304,520

	Paper & Plastic Packaging Products & Materials 1.5%
50,000	Sonoco Products Co.	2,154,500

Shares		Value

	Paper Products 1.8%
92,000	UPM-Kymmene OYJ	$2,519,570

	Pharmaceuticals 10.6%
38,900	Johnson & Johnson	7,212,838
36,000	Novartis AG	4,628,820
180,000	Shionogi & Co. Ltd.	3,171,573

		15,013,231

	Property & Casualty Insurance 1.4%
21,000	Axis Capital Holdings Ltd.	2,011,800

	Rail Transportation 2.9%
17,500	Union Pacific Corp.	4,136,475

	Reinsurance 2.5%
5,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,511,608

	Retail REITs 2.4%
153,000	Kimco Realty Corp.	3,343,050

	Semiconductors 1.8%
75,000	Intel Corp.*	2,516,250

	Technology Hardware, Storage & Peripherals 3.0%
72,000	Samsung Electronics Co. Ltd.	4,316,422

	Tobacco 3.4%
50,000	KT&G Corp.	4,762,908

	Trading Companies & Distributors 1.8%
90,000	Toyota Tsusho Corp.	2,491,409

	Total Common Stocks (cost $95,581,644)	137,387,381

	Total Investments (cost $95,581,644) 97.1%§	137,387,381

	Other Assets less Liabilities 2.9%	4,056,865

	Net Assets 100.0%	$141,444,246

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 36.40%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

Wasatch Global Value Fund (FMIEX / WILCX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

At September 30, 2025, the Wasatch Global Value Fund’s investments were in the following countries (unaudited):

Country	%
Australia	2.3
Canada	4.9
China	2.0
Finland	1.8
France	6.5
Germany	2.6
Indonesia	2.3
Japan	4.1
Netherlands	6.0
Singapore	3.2
South Korea	6.6
Switzerland	3.4
United States	54.3

TOTAL	100.0%

Wasatch International Growth Fund (WAIGX / WIIGX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.7%

	Aerospace & Defense 1.2%
30,914	Exosens SAS	$1,569,611
41,764	Mildef Group AB	904,379

		2,473,990

	Airport Services 2.6%
418,468	Grupo Aeroportuario del Centro Norte SAB de CV	5,415,052

	Apparel Retail 2.1%
72,586	Aritzia, Inc.*	4,390,522

	Application Software 6.1%
20,567	Descartes Systems Group, Inc.*	1,936,553
765,000	Rakus Co. Ltd.	7,031,292
146,478	Technology One Ltd.	3,729,091

		12,696,936

	Asset Management & Custody Banks 3.6%
288,711	JTC PLC	5,143,265
24,644	Kfin Technologies Ltd.	291,519
101,516	Netwealth Group Ltd.	1,975,093

		7,409,877

	Building Products 2.5%
198,740	Carel Industries SpA	5,223,236

	Casinos & Gaming 1.6%
52,869	Lottomatica Group SpA	1,422,665
73,332	Sportradar Group AG, Class A*	1,972,631

		3,395,296

	Commercial & Residential Mortgage Finance 2.1%
3,177	Aavas Financiers Ltd.*	58,483
548,272	OSB Group PLC	4,193,333

		4,251,816

	Communications Equipment 1.3%
3,149,781	Plover Bay Technologies Ltd.	2,775,142

	Consumer Finance 3.3%
321,301	Cholamandalam Financial Holdings Ltd.	6,821,881

	Diversified Banks 3.9%
452,514	Inter & Co., Inc., Class A	4,176,704
21,600	Rakuten Bank Ltd.*	1,205,699
45,321	TBC Bank Group PLC	2,774,167

		8,156,570

	Diversified Real Estate Activities 1.1%
263,489	Patrizia SE	2,228,900

	Diversified Support Services 2.7%
436,386	Japan Elevator Service Holdings Co. Ltd.	5,539,000

	Drug Retail 3.8%
255,579	Apotea AB*	2,436,290
224,000	Sugi Holdings Co. Ltd.	5,401,386

		7,837,676

Shares		Value

	Electrical Components & Equipment 0.4%
24,970	Voltronic Power Technology Corp.	$762,513

	Electronic Equipment & Instruments 5.4%
127,509	Halma PLC	5,935,635
165,250	Lagercrantz Group AB, Class B	3,563,901
8,821	Park Systems Corp.	1,627,041

		11,126,577

	Health Care Equipment 1.0%
22,913	DiaSorin SpA	2,035,608

	Health Care Facilities 1.4%
227,612	Max Healthcare Institute Ltd.	2,857,559

	Health Care Services 1.0%
39,893	Diagnostyka SA	2,092,322

	Health Care Technology 0.8%
53,427	JMDC, Inc.	1,619,571

	Human Resource & Employment Services 3.2%
3,152	Benefit Systems SA*	2,635,134
378,054	SMS Co. Ltd.	3,984,228

		6,619,362

	Industrial Machinery & Supplies & Components 3.1%
18,000	Airtac International Group	447,083
13,547	Kardex Holding AG	5,293,283
26,491	Stabilus SE	769,938

		6,510,304

	Interactive Media & Services 10.1%
1,220,792	Baltic Classifieds Group PLC	5,089,712
81,024	Hemnet Group AB	2,043,367
155,700	Kakaku.com, Inc.	2,674,125
570,737	Rightmove PLC	5,450,445
44,979	Scout24 SE	5,642,950

		20,900,599

	Investment Banking & Brokerage 4.2%
778,230	AJ Bell PLC	5,714,432
91,304	flatexDEGIRO AG	2,999,472

		8,713,904

	IT Consulting & Other Services 1.4%
135,911	Softcat PLC	2,891,073

	Life & Health Insurance 1.4%
255,271	Discovery Ltd.	2,911,893

	Movies & Entertainment 1.1%
22,618	CTS Eventim AG & Co. KGaA	2,220,511

	Other Specialty Retail 0.5%
222,529	Watches of Switzerland Group PLC*	1,100,914

Wasatch International Growth Fund (WAIGX / WIIGX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	Property & Casualty Insurance 5.0%
146,675	Definity Financial Corp.	$7,538,739
305,318	Qualitas Controladora SAB de CV	2,791,683

		10,330,422

	Regional Banks 2.1%
521,842	AU Small Finance Bank Ltd.	4,301,883

	Research & Consulting Services 3.8%
116,800	BayCurrent, Inc.	6,863,981
146,700	Rise Consulting Group, Inc.	984,047

		7,848,028

	Semiconductor Materials & Equipment 2.4%
20,102	Camtek Ltd.*	2,111,715
228,652	Japan Material Co. Ltd.	2,818,916

		4,930,631

	Semiconductors 2.0%
10,479	ASPEED Technology, Inc.	1,742,893
22,717	Melexis NV	1,810,901
64,793	Silergy Corp.	551,816

		4,105,610

	Specialty Chemicals 0.9%
10,018	AlzChem Group AG	1,772,882

	Trading Companies & Distributors 8.6%
80,203	Diploma PLC	5,740,622
448,048	MonotaRO Co. Ltd.	6,505,094
358,936	OEM International AB, Class B	5,460,623

		17,706,339

	Total Common Stocks (cost $142,783,058)	201,974,399

	Total Investments (cost $142,783,058) 97.7%§	201,974,399

	Other Assets less Liabilities 2.3%	4,844,764

	Net Assets 100.0%	$206,819,163

	*Non-income producing.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 74.44%.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch International Growth Fund’s investments were in the following countries (unaudited):

Country	%
Australia	2.8
Belgium	0.9
Brazil	2.1
Canada	6.9
France	0.8
Germany	7.7
Hong Kong	1.4
India	7.1
Israel	1.1
Italy	4.3
Japan	22.1
Mexico	4.1
Poland	2.3
South Africa	1.4
South Korea	0.8
Sweden	7.1
Switzerland	3.6
Taiwan	1.7
United Kingdom	21.8

TOTAL	100.0%

Wasatch International Opportunities Fund (WAIOX / WIIOX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.3%

	Aerospace & Defense 0.6%
12,926	Mildef Group AB	$279,906

	Alternative Carriers 3.2%
116,307	Chief Telecom, Inc.	1,570,147

	Application Software 11.8%
8,373	Atoss Software SE	1,083,013
98,618	m-up Holdings, Inc.	1,411,428
153,264	Rakus Co. Ltd.	1,408,685
3,142	Sidetrade*	871,816
46,900	Smaregi, Inc.	946,590

		5,721,532

	Asset Management & Custody Banks 8.4%
62,186	JTC PLC	1,107,817
57,463	Prudent Corporate Advisory Services Ltd.	1,670,122
139,827	Tatton Asset Management PLC	1,308,851

		4,086,790

	Building Products 0.8%
42,510	KRN Heat Exchanger & Refrigeration Ltd.*	402,775

	Commercial & Residential Mortgage Finance 3.5%
46,387	Aavas Financiers Ltd.*	853,907
87,107	Mortgage Advice Bureau Holdings Ltd.	841,930

		1,695,837

	Communications Equipment 1.8%
965,618	Plover Bay Technologies Ltd.	850,766

	Construction Machinery & Heavy Transportation Equipment 1.0%
41,663	Action Construction Equipment Ltd.	503,346

	Consumer Finance 1.3%
41,950	Premium Group Co. Ltd.	609,732

	Data Processing & Outsourced Services 1.4%
295,300	Infomart Corp.	665,917

	Distributors 1.8%
37,966	Supply Network Ltd.	854,843

	Diversified Banks 1.1%
51,497	Optima bank SA	510,283

	Diversified Support Services 10.3%
156,374	CMS Info Systems Ltd.	657,416
802,131	Frontken Corp. Bhd.	793,137
194,800	Japan Elevator Service Holdings Co. Ltd.	2,472,575
239,997	Prestige International, Inc.	1,070,174

		4,993,302

	Drug Retail 1.3%
64,734	Apotea AB*	617,073

Shares		Value

	Electrical Components & Equipment 0.8%
12,631	Voltronic Power Technology Corp.	$385,715

	Electronic Equipment & Instruments 5.7%
96,000	Blackline Safety Corp.*	504,247
31,002	Nayax Ltd.*	1,480,642
4,288	Park Systems Corp.	790,925

		2,775,814

	Food Retail 5.6%
15,001	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,382,708
814,300	Sheng Siong Group Ltd.	1,313,910

		2,696,618

	Health Care Facilities 0.9%
28,790	Rainbow Children’s Medicare Ltd.	439,598

	Health Care Services 4.3%
9,485	Diagnostyka SA	497,472
138,893	Vijaya Diagnostic Centre Ltd.	1,568,534

		2,066,006

	Health Care Technology 1.1%
27,000	eWeLL Co. Ltd.	521,289

	Human Resource & Employment Services 2.7%
1,571	Benefit Systems SA*	1,313,387

	Industrial Machinery & Supplies & Components 1.0%
87,406	Elgi Equipments Ltd.	474,593

	Interactive Media & Services 4.4%
347,659	Baltic Classifieds Group PLC	1,449,456
27,904	Hemnet Group AB	703,719

		2,153,175

	Investment Banking & Brokerage 3.2%
213,601	AJ Bell PLC	1,568,442

	IT Consulting & Other Services 1.7%
45,758	baudroie, Inc.*	848,480

	Packaged Foods & Meats 0.9%
21,700	Kri-Kri Milk Industry SA	458,584

	Personal Care Products 3.1%
97,687	Sarantis SA	1,486,376

	Property & Casualty Insurance 1.9%
103,098	Qualitas Controladora SAB de CV	942,679

	Real Estate Services 2.8%
39,888	AZOOM Co. Ltd.	1,380,177

	Research & Consulting Services 4.3%
43,371	Elixirr International PLC	515,634
90,000	Rise Consulting Group, Inc.	603,710
151,800	SIGMAXYZ Holdings, Inc.	949,189

		2,068,533

Wasatch International Opportunities Fund (WAIOX / WIIOX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	Semiconductors 4.6%
12,628	Elmos Semiconductor SE	$1,221,581
28,050	LEENO Industrial, Inc.	1,031,321

		2,252,902

	Total Common Stocks (cost $28,194,132)	47,194,617

	Total Investments (cost $28,194,132) 97.3%§	47,194,617

	Other Assets less Liabilities 2.7%	1,314,827

	Net Assets 100.0%	$48,509,444

	*Non-income producing.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 79.65%.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch International Opportunities Fund’s investments were in the following countries (unaudited):

Country	%
Australia	1.8
Canada	1.1
France	1.8
Germany	4.9
Greece	5.2
Hong Kong	1.8
India	13.9
Israel	6.1
Japan	27.3
Malaysia	1.7
Mexico	2.0
Poland	3.8
Singapore	2.8
South Korea	3.9
Sweden	3.4
Taiwan	4.1
United Kingdom	14.4

TOTAL	100.0%

Wasatch International Select Fund (WAISX / WGISX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 94.9%

	Aerospace & Defense 4.2%
7,475	BAE Systems PLC	$208,077

	Apparel, Accessories & Luxury Goods 1.7%
34	Hermes International SCA	83,607

	Application Software 4.3%
40	Constellation Software, Inc.	108,586
1,102	Descartes Systems Group, Inc.*	103,762

		212,348

	Asset Management & Custody Banks 1.0%
38	Partners Group Holding AG	49,720

	Automobile Manufacturers 4.6%
472	Ferrari NV	228,788

	Automotive Retail 2.7%
4,002	Auto1 Group SE*	136,906

	Broadline Retail 4.0%
1,511	Dollarama, Inc.	199,274

	Building Products 3.5%
166	Belimo Holding AG	174,583

	Casinos & Gaming 5.1%
5,714	Lottomatica Group SpA	153,760
3,719	Sportradar Group AG, Class A*	100,041

		253,801

	Construction & Engineering 3.8%
2,660	AtkinsRealis Group, Inc.	191,974

	Diversified Banks 3.2%
2,834	Rakuten Bank Ltd.*	158,192

	Diversified Real Estate Activities 4.4%
5,000	Sumitomo Realty & Development Co. Ltd.	220,547

	Drug Retail 2.0%
4,200	Sugi Holdings Co. Ltd.	101,276

	Electronic Equipment & Instruments 3.6%
3,898	Halma PLC	181,455

	Health Care Equipment 1.2%
677	DiaSorin SpA	60,145

	Interactive Home Entertainment 4.5%
2,600	Nintendo Co. Ltd.	224,950

	Interactive Media & Services 6.6%
959	REA Group Ltd.	146,648
1,438	Scout24 SE	180,408

		327,056

	Movies & Entertainment 5.8%
413	Spotify Technology SA*	288,274

	Other Specialty Retail 2.4%
3,478	Jumbo SA	119,315

Shares		Value

	Pharmaceuticals 2.4%
5,400	Daiichi Sankyo Co. Ltd.	$121,501

	Property & Casualty Insurance 4.8%
4,648	Definity Financial Corp.	238,896

	Real Estate Services 4.4%
1,142	FirstService Corp.	217,585

	Research & Consulting Services 2.8%
2,350	BayCurrent, Inc.	138,102

	Semiconductor Materials & Equipment 4.8%
244	ASM International NV	147,169
623	BE Semiconductor Industries NV	93,282

		240,451

	Soft Drinks & Non-Alcoholic Beverages 2.7%
2,860	Coca-Cola HBC AG	134,931

	Trading Companies & Distributors 2.1%
7,200	MonotaRO Co. Ltd.	104,535

	Transaction & Payment Processing Services 2.3%
70	Adyen NV*	112,636

	Total Common Stocks (cost $3,692,445)	4,728,925

	Total Investments (cost $3,692,445) 94.9%§	4,728,925

	Other Assets less Liabilities 5.1%	255,652

	Net Assets 100.0%	$4,984,577

	*Non-income producing.

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 58.30%.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch International Select Fund’s investments were in the following countries (unaudited):

Country	%
Australia	3.1
Canada	22.4
France	1.8
Germany	6.7
Greece	2.5
Italy	9.4
Japan	22.6
Netherlands	7.5
Sweden	6.1
Switzerland	6.8
United Kingdom	11.1

TOTAL	100.0%

Wasatch International Value Fund (WAIVX / WGIVX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 93.7%

	Automotive Parts & Equipment 2.4%
6,038	Magna International, Inc.	$286,086

	Broadline Retail 1.9%
10,000	Alibaba Group Holding Ltd.	223,641

	Construction & Engineering 1.6%
4,171	Bouygues SA	188,127

	Diversified Banks 20.8%
520,000	Bank Rakyat Indonesia Persero Tbk. PT	121,879
28,763	HSBC Holdings PLC	405,935
15,699	ING Groep NV	411,561
394,800	Krung Thai Bank PCL	302,422
25,347	Nordea Bank Abp	416,713
26,900	Piraeus Financial Holdings SA	228,495
3,678	Toronto-Dominion Bank	294,092
10,000	United Overseas Bank Ltd.	268,554

		2,449,651

	Diversified Metals & Mining 2.5%
3,600	Rio Tinto Ltd.	290,387

	Electronic Manufacturing Services 2.6%
28,600	Venture Corp. Ltd.	309,313

	Food Retail 1.9%
5,434	Koninklijke Ahold Delhaize NV	219,884

	Health Care Distributors 2.0%
13,700	Medipal Holdings Corp.	235,713

	Industrial Machinery & Supplies & Components 2.0%
3,294	ANDRITZ AG	232,401

	Integrated Oil & Gas 9.0%
36,526	BP PLC	209,720
15,919	Eni SpA	278,520
5,720	Suncor Energy, Inc.	239,371
5,583	TotalEnergies SE	340,053

		1,067,664

	Integrated Telecommunication Services 5.6%
6,888	Deutsche Telekom AG	234,670
24,046	Telekom Austria AG	256,904
952,000	Telkom Indonesia Persero Tbk. PT	175,289

		666,863

	Multi-Line Insurance 2.1%
5,069	AXA SA	243,084

	Multi-Utilities 6.4%
12,739	Engie SA	273,844
33,813	National Grid PLC	485,848

		759,692

	Paper Products 2.3%
9,914	UPM-Kymmene OYJ	271,511

Shares		Value

	Pharmaceuticals 8.5%
1,764	Novartis AG	$226,812
8,453	Richter Gedeon Nyrt	257,267
3,131	Sanofi SA	296,487
12,400	Shionogi & Co. Ltd.	218,486

		999,052

	Real Estate Development 3.0%
281,000	Sino Land Co. Ltd.	355,275

	Regional Banks 2.2%
18,900	Shizuoka Financial Group, Inc.	258,537

	Reinsurance 4.4%
417	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	266,244
1,350	Swiss Re AG	250,731

		516,975

	Soft Drinks & Non-Alcoholic Beverages 2.8%
10,400	Suntory Beverage & Food Ltd.	325,041

	Technology Hardware, Storage & Peripherals 2.8%
5,543	Samsung Electronics Co. Ltd.	332,305

	Tobacco 4.6%
4,940	British American Tobacco PLC	262,745
8,400	Japan Tobacco, Inc.	275,495

		538,240

	Trading Companies & Distributors 2.3%
9,800	Toyota Tsusho Corp.	271,287

	Total Common Stocks (cost $9,480,419)	11,040,729

	Total Investments (cost $9,480,419) 93.7%§	11,040,729

	Other Assets less Liabilities 6.3%	747,278

	Net Assets 100.0%	$11,788,007

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 79.78%.

	See Notes to Financial Statements.

Wasatch International Value Fund (WAIVX / WGIVX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

At September 30, 2025, the Wasatch International Value fund’s investments were in the following countries (unaudited):

Country	%
Australia	2.6
Austria	4.4
Canada	7.4
China	2.0
Finland	6.2
France	12.2
Germany	4.6
Greece	2.1
Hong Kong	3.2
Hungary	2.3
Indonesia	2.7
Italy	2.5
Japan	14.4
Netherlands	5.7
Singapore	5.2
South Korea	3.0
Switzerland	4.3
Thailand	2.8
United Kingdom	12.4

TOTAL	100.0%

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 134.8%

	Agricultural & Farm Machinery 2.3%
5,200	Alamo Group, Inc.††	$992,680

	Application Software 10.2%
108,789	CCC Intelligent Solutions Holdings, Inc.* ††	991,068
8,662	Guidewire Software, Inc.* ††	1,991,047
2,928	HubSpot, Inc.* ††	1,369,718

		4,351,833

	Asset Management & Custody Banks 3.5%
11,153	Hamilton Lane, Inc., Class A††	1,503,313

	Automotive Parts & Equipment 1.2%
15,522	XPEL, Inc.* ††	513,313

	Automotive Retail 4.3%
50,668	Valvoline, Inc.*	1,819,488

	Biotechnology 2.8%
243,988	C4 Therapeutics, Inc.*	541,653
148,585	MacroGenics, Inc.*	249,623
57,441	Nkarta, Inc.*	118,903
13,308	Nurix Therapeutics, Inc.* ††	122,966
5,573	Viking Therapeutics, Inc.* ††	146,458

		1,179,603

	Building Products 2.1%
17,060	Trex Co., Inc.* ††	881,490

	Cargo Ground Transportation 2.3%
3,304	Saia, Inc.* ††	989,085

	Construction Machinery & Heavy Transportation Equipment 2.8%
9,131	Oshkosh Corp.††	1,184,291

	Consumer Finance 2.5%
57,251	EZCORP, Inc., Class A*	1,090,059

	Distributors 3.4%
4,695	Pool Corp.††	1,455,779

	Electronic Equipment & Instruments 1.7%
7,297	Novanta, Inc.* ††	730,795

	Electronic Manufacturing Services 5.3%
6,218	Fabrinet*	2,267,207

	Financial Exchanges & Data 2.8%
5,217	Morningstar, Inc.††	1,210,396

	Health Care Equipment 0.7%
4,317	Inspire Medical Systems, Inc.* ††	320,321

	Health Care Facilities 6.2%
15,434	Ensign Group, Inc.††	2,666,532

	Health Care Services 5.4%
11,265	Addus HomeCare Corp.* ††	1,329,157
39,034	Pennant Group, Inc.*	984,437

		2,313,594

Shares		Value

	Health Care Supplies 1.9%
3,996	UFP Technologies, Inc.* ††	$797,602

	Home Improvement Retail 2.6%
15,132	Floor & Decor Holdings, Inc., Class A* ††	1,115,228

	Homebuilding 2.8%
15,492	Champion Homes, Inc.* ††	1,183,124

	Industrial Machinery & Supplies & Components 9.7%
5,520	Kadant, Inc.††	1,642,642
6,465	RBC Bearings, Inc.* ††	2,523,225

		4,165,867

	Investment Banking & Brokerage 3.5%
20,918	Moelis & Co., Class A††	1,491,872

	Leisure Products 1.1%
14,242	YETI Holdings, Inc.* ††	472,550

	Life Sciences Tools & Services 4.9%
4,057	Medpace Holdings, Inc.* ††	2,085,947

	Managed Health Care 5.9%
26,812	HealthEquity, Inc.* ††	2,540,973

	Oil & Gas Storage & Transportation 1.8%
63,441	DHT Holdings, Inc.††	758,120

	Other Specialty Retail 4.6%
3,678	Five Below, Inc.* ††	568,987
85,451	Sally Beauty Holdings, Inc.*	1,391,142

		1,960,129

	Packaged Foods & Meats 1.4%
10,584	Freshpet, Inc.* ††	583,284

	Passenger Airlines 2.5%
9,051	Copa Holdings SA, Class A	1,075,440

	Pharmaceuticals 3.5%
341,805	Esperion Therapeutics, Inc.* ††	905,783
48,525	Phathom Pharmaceuticals, Inc.* ††	571,139

		1,476,922

	Property & Casualty Insurance 1.5%
6,837	Axis Capital Holdings Ltd.††	654,985

	Regional Banks 4.7%
39,642	Bank OZK††	2,020,949

	Research & Consulting Services 7.0%
14,040	ICF International, Inc.††	1,302,912
23,860	UL Solutions, Inc., Class A††	1,690,720

		2,993,632

	Self-Storage REITs 2.2%
30,640	National Storage Affiliates Trust††	925,941

	Semiconductor Materials & Equipment 1.5%
24,853	PDF Solutions, Inc.* ††	641,704

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	Semiconductors 5.3%
2,472	Monolithic Power Systems, Inc.††	$2,275,822

	Technology Distributors 1.4%
14,094	ScanSource, Inc.* ††	619,995

	Transaction & Payment Processing Services 5.5%
11,104	Euronet Worldwide, Inc.* ††	975,042
17,831	Shift4 Payments, Inc., Class A* ††	1,380,120

		2,355,162

	Total Common Stocks (cost $48,041,272)	57,665,027

	WARRANTS 0.1%

	Biotechnology 0.1%
178,571	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	26,786

	Total Warrants (cost $36,977)	26,786

	COMMON STOCKS SOLD SHORT (52.7%)

	Advertising 1.3%
(46,465)	Thryv Holdings, Inc.*	(560,368)

	Aerospace & Defense 0.7%
(6,593)	Rocket Lab Corp.*	(315,871)

	Alternative Carriers 1.2%
(13,699)	Globalstar, Inc.*	(498,507)

	Apparel Retail 1.1%
(23,060)	Revolve Group, Inc.*	(491,178)

	Apparel, Accessories & Luxury Goods 0.5%
(34,998)	Figs, Inc., Class A*	(234,137)

	Application Software 6.2%
(33,133)	Asana, Inc., Class A*	(442,657)
(27,998)	Confluent, Inc., Class A*	(554,360)
(69,277)	CS Disco, Inc.*	(447,529)
(24,875)	Domo, Inc., Class B*	(394,020)
(29,646)	SoundHound AI, Inc., Class A*	(476,708)
(46,140)	Sprinklr, Inc., Class A*	(356,201)

		(2,671,475)

	Asset Management & Custody Banks 0.6%
(1,589)	ARES Management Corp., Class A	(254,065)

	Communications Equipment 1.1%
(2,954)	Lumentum Holdings, Inc.*	(480,645)

	Electrical Components & Equipment 1.2%
(29,177)	Sunrun, Inc.*	(504,470)

Shares		Value

	Electronic Equipment & Instruments 1.0%
(308,257)	SmartRent, Inc.*	$(434,642)

	Health Care Equipment 1.1%
(26,135)	Alphatec Holdings, Inc.*	(380,003)
(64,583)	Pulmonx Corp.*	(104,624)

		(484,627)

	Health Care Facilities 1.7%
(21,966)	Acadia Healthcare Co., Inc.*	(543,878)
(1,531)	National HealthCare Corp.	(186,032)

		(729,910)

	Health Care Services 1.2%
(179,201)	Talkspace, Inc.*	(494,595)

	Health Care Technology 0.8%
(13,755)	Phreesia, Inc.*	(323,518)

	Heavy Electrical Equipment 1.7%
(4,502)	Bloom Energy Corp., Class A*	(380,734)
(9,880)	NuScale Power Corp.*	(355,680)

		(736,414)

	Homebuilding 1.1%
(17,752)	Legacy Housing Corp.*	(488,358)

	Hotels, Resorts & Cruise Lines 1.5%
(2,819)	Hyatt Hotels Corp., Class A	(400,100)
(20,001)	Lindblad Expeditions Holdings, Inc.*	(256,013)

		(656,113)

	Interactive Home Entertainment 0.7%
(2,041)	ROBLOX Corp., Class A*	(282,719)

	Interactive Media & Services 3.3%
(25,434)	Angi, Inc.*	(413,557)
(239,300)	Nextdoor Holdings, Inc.*	(500,137)
(66,370)	Snap, Inc., Class A*	(511,713)

		(1,425,407)

	Internet Services & Infrastructure 2.3%
(18,489)	Applied Digital Corp.*	(424,137)
(1,128)	MongoDB, Inc.*	(350,109)
(2,039)	Twilio, Inc., Class A*	(204,084)

		(978,330)

	Investment Banking & Brokerage 1.0%
(2,893)	Robinhood Markets, Inc., Class A*	(414,220)

	IT Consulting & Other Services 0.8%
(55,547)	BigBear.ai Holdings, Inc.*	(362,166)

	Leisure Facilities 0.6%
(9,321)	Life Time Group Holdings, Inc.*	(257,260)

	Leisure Products 1.0%
(48,780)	Peloton Interactive, Inc., Class A*	(439,020)

	Life Sciences Tools & Services 1.2%
(5,659)	Revvity, Inc.	(496,011)

Wasatch Long/Short Alpha Fund (WALSX / WGLSX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	Multi-Family Residential REITs 0.8%
(19,394)	Elme Communities	$(326,983)

	Other Specialty Retail 0.1%
(8,663)	Leslie’s, Inc.*	(47,645)

	Packaged Foods & Meats 2.5%
(367,999)	BRC, Inc., Class A*	(574,078)
(1,823)	J.M. Smucker Co.	(197,978)
(1,656)	Marzetti Co.	(286,140)

		(1,058,196)

	Passenger Airlines 2.0%
(94,003)	Frontier Group Holdings, Inc.*	(415,023)
(26,915)	Joby Aviation, Inc.*	(434,408)

		(849,431)

	Personal Care Products 1.0%
(102,542)	Coty, Inc., Class A*	(414,270)

	Real Estate Development 1.1%
(5,600)	Howard Hughes Holdings, Inc.*	(460,152)

	Real Estate Services 1.6%
(104,923)	Real Brokerage, Inc.* (Canada)	(438,578)
(3,162)	Zillow Group, Inc., Class C*	(243,632)

		(682,210)

	Restaurants 1.9%
(6,964)	Cava Group, Inc.*	(420,695)
(51,743)	Sweetgreen, Inc., Class A*	(412,909)

		(833,604)

	Semiconductors 1.2%
(27,383)	SkyWater Technology, Inc.*	(510,967)

	Specialty Chemicals 1.2%
(6,423)	Albemarle Corp.	(520,777)

	Telecom Tower REITs 0.6%
(1,334)	SBA Communications Corp.	(257,929)

	Trading Companies & Distributors 0.7%
(5,595)	Xometry, Inc., Class A*	(304,760)

	Transaction & Payment Processing Services 2.0%
(4,043)	Affirm Holdings, Inc.*	(295,462)
(61,371)	Payoneer Global, Inc.*	(371,295)
(11,216)	Remitly Global, Inc.*	(182,821)

		(849,578)

Shares		Value

	Water Utilities 1.0%
(9,141)	California Water Service Group	$(419,480)

	Total Investments Sold Short (proceeds $21,806,458) (52.7%)	(22,550,008)

	Total Investments, Net of Investments Sold Short (cost $26,271,791) 82.1%	35,141,805

	Other Assets less Liabilities 17.9%	7,661,369

	Net Assets 100.0%	$42,803,174

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at September 30, 2025 amounted to approximately $26,786 and represented 0.06% of net assets.

	††All or a portion of this security has been designated as collateral for short sales.

	REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Long/Short Alpha Fund’s investments, excluding securities sold short, were in the following countries (unaudited):

Country	%
Norway	1.3
Panama	1.9
United States	96.8

TOTAL	100.0%

Wasatch Micro Cap Fund (WMICX / WGICX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.5%

	Aerospace & Defense 4.0%
149,619	Exosens SAS	$7,596,675
389,108	TAT Technologies Ltd.*	17,132,425

		24,729,100

	Application Software 8.5%
101,035	Agilysys, Inc.*	10,633,934
291,520	Alkami Technology, Inc.*	7,241,357
590,422	AudioEye, Inc.*	8,183,249
388,270	Red Violet, Inc.	20,287,107
968,667	Weave Communications, Inc.*	6,470,696

		52,816,343

	Automotive Parts & Equipment 3.2%
2,862,740	Holley, Inc.*	8,989,004
336,361	XPEL, Inc.*	11,123,458

		20,112,462

	Biotechnology 0.0%
609,978	BriaPro Therapeutics Corp.* *** †	6,100

	Construction & Engineering 4.9%
92,522	Construction Partners, Inc., Class A*	11,750,294
122,353	Limbach Holdings, Inc.*	11,882,923
815,441	Orion Group Holdings, Inc.*	6,784,469

		30,417,686

	Consumer Finance 2.4%
786,824	EZCORP, Inc., Class A*	14,981,129

	Education Services 4.5%
598,020	Lincoln Educational Services Corp.*	14,053,470
421,074	Universal Technical Institute, Inc.*	13,705,959

		27,759,429

	Electronic Components 2.0%
87,343	Bel Fuse, Inc., Class B	12,317,110

	Electronic Equipment & Instruments 7.3%
789,772	Arlo Technologies, Inc.*	13,386,636
2,457,347	Blackline Safety Corp.*	12,907,384
215,338	Napco Security Technologies, Inc.	9,248,767
203,485	Nayax Ltd.*	9,718,323

		45,261,110

	Financial Exchanges & Data 1.0%
2,973,836	Open Lending Corp.*	6,274,794

	Health Care Equipment 2.6%
7,217,000	AOTI, Inc.* ‡‡	4,125,109
665,331	Axogen, Inc.*	11,869,505

		15,994,614

	Health Care Services 5.6%
122,262	Addus HomeCare Corp.*	14,425,694
356,974	Castle Biosciences, Inc.*	8,128,298
485,338	Pennant Group, Inc.*	12,240,224

		34,794,216

Shares		Value

	Health Care Supplies 2.2%
301,684	OrthoPediatrics Corp.*	$5,590,204
39,966	UFP Technologies, Inc.*	7,977,214

		13,567,418

	Home Furnishings 0.8%
5,068,889	Purple Innovation, Inc.*	4,735,356

	Homebuilding 2.7%
157,676	LGI Homes, Inc.*	8,153,426
477,928	Smith Douglas Homes Corp.* ‡‡	8,440,208

		16,593,634

	Industrial Machinery & Supplies & Components 3.5%
323,384	Kornit Digital Ltd.*	4,365,684
83,229	Standex International Corp.	17,636,225

		22,001,909

	Internet Services & Infrastructure 2.6%
839,511	Backblaze, Inc., Class A*	7,790,662
306,146	Whitefiber, Inc.*	8,317,987

		16,108,649

	Investment Banking & Brokerage 2.1%
611,286	Perella Weinberg Partners	13,032,618

	Leisure Products 1.7%
1,378,425	Latham Group, Inc.*	10,489,814

	Packaged Foods & Meats 5.7%
493,334	Mama’s Creation, Inc. PIPE* *** †	4,874,140
1,698,055	Mama’s Creations, Inc.*	17,846,558
317,799	Vital Farms, Inc.*	13,077,429

		35,798,127

	Pharmaceuticals 1.3%
697,974	Phathom Pharmaceuticals, Inc.*	8,215,154

	Property & Casualty Insurance 4.1%
340,057	American Integrity Insurance Group, Inc.*	7,586,672
335,201	Bowhead Specialty Holdings, Inc.*	9,063,835
44,977	HCI Group, Inc.	8,632,435

		25,282,942

	Regional Banks 3.5%
215,674	Esquire Financial Holdings, Inc.	22,010,610

	Research & Consulting Services 4.7%
407,173	BlackSky Technology, Inc.*	8,204,536
144,930	ICF International, Inc.	13,449,504
77,384	Willdan Group, Inc.*	7,482,259

		29,136,299

	Restaurants 2.2%
366,655	First Watch Restaurant Group, Inc.*	5,734,484
136,762	Kura Sushi USA, Inc., Class A*	8,125,031

		13,859,515

	Semiconductor Materials & Equipment 2.8%
569,457	Veeco Instruments, Inc.*	17,328,576

Wasatch Micro Cap Fund (WMICX / WGICX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	Semiconductors 2.1%
144,329	Ambiq Micro, Inc.*	$4,318,324
30,044	SiTime Corp.*	9,052,557

		13,370,881

	Soft Drinks & Non-Alcoholic Beverages 3.4%
500,706	Vita Coco Co., Inc.*	21,264,984

	Systems Software 0.9%
230,756	TECSYS, Inc.	5,896,158

	Technology Distributors 3.3%
154,568	Climb Global Solutions, Inc.	20,841,949

	Trading Companies & Distributors 1.9%
1,059,818	NPK International, Inc.*	11,986,542

	Total Common Stocks (cost $483,657,343)	606,985,228

	PREFERRED STOCKS 1.2%

	Textiles 1.2%
339,559	Johnnie-O Holdings, Inc., Series A Pfd.* *** †	7,368,430

	Total Preferred Stocks (cost $10,000,013)	7,368,430

	WARRANTS 0.0%

	Biotechnology 0.0%
1,556,949	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	233,542

	Pharmaceuticals 0.0%
7,500	IM Cannabis Corp., expiring 5/7/2026* *** †	—

	Total Warrants (cost $939,374)	233,542

	Total Investments (cost $494,596,730) 98.7%§	614,587,200

	Other Assets less Liabilities 1.3%	8,170,758

	Net Assets 100.0%	$622,757,958

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

	†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at September 30, 2025 amounted to approximately $12,482,212 and represented 2.00% of net assets.

	‡‡Affiliated company (see Note 8).

	§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.78%.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Micro Cap Fund’s investments were in the following countries (unaudited):

Country	%
Canada	3.1
France	1.2
Israel	5.1
United States	90.6

TOTAL	100.0%

Wasatch Micro Cap Value Fund (WAMVX / WGMVX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.8%

	Aerospace & Defense 4.2%
45,036	Optex Systems Holdings, Inc.*	$580,514
196,181	TAT Technologies Ltd.*	8,637,849
34,527	VSE Corp.	5,739,769

		14,958,132

	Apparel Retail 1.0%
173,800	Shoe Carnival, Inc.	3,613,302

	Application Software 9.1%
321,088	AudioEye, Inc.*	4,450,280
137,269	I3 Verticals, Inc., Class A*	4,455,752
154,275	PROS Holdings, Inc.*	3,534,440
224,352	Red Violet, Inc.	11,722,392
243,230	SoundThinking, Inc.*	2,933,354
757,393	Weave Communications, Inc.*	5,059,385

		32,155,603

	Asset Management & Custody Banks 1.1%
356,357	P10, Inc., Class A	3,877,164

	Automotive Parts & Equipment 2.2%
1,305,096	Holley, Inc.*	4,098,002
36,210	Patrick Industries, Inc.	3,745,200

		7,843,202

	Cargo Ground Transportation 0.8%
41,512	ArcBest Corp.	2,900,443

	Communications Equipment 2.7%
264,738	Digi International, Inc.*	9,652,347

	Construction & Engineering 5.5%
58,208	Granite Construction, Inc.	6,382,507
82,582	Limbach Holdings, Inc.*	8,020,364
607,958	Orion Group Holdings, Inc.*	5,058,211

		19,461,082

	Consumer Finance 2.5%
468,000	EZCORP, Inc., Class A*	8,910,720

	Education Services 1.7%
249,729	Lincoln Educational Services Corp.*	5,868,632

	Electronic Components 2.6%
64,436	Bel Fuse, Inc., Class B	9,086,765

	Electronic Equipment & Instruments 4.4%
383,935	Arlo Technologies, Inc.*	6,507,698
1,029,184	Blackline Safety Corp.*	5,405,860
670,251	Powerfleet, Inc. NJ*	3,512,115

		15,425,673

	Electronic Manufacturing Services 1.5%
132,466	CTS Corp.	5,290,692

	Financial Exchanges & Data 0.9%
1,499,977	Open Lending Corp.*	3,164,951

Shares		Value

	Food Distributors 2.0%
117,862	Chefs’ Warehouse, Inc.*	$6,874,890

	Health Care Equipment 2.8%
4,049,567	AOTI, Inc.*	2,314,661
432,881	Axogen, Inc.*	7,722,597

		10,037,258

	Health Care Services 1.4%
41,119	Addus HomeCare Corp.*	4,851,631

	Health Care Supplies 1.5%
26,749	UFP Technologies, Inc.*	5,339,100

	Home Furnishing Retail 1.2%
398,423	Arhaus, Inc.*	4,235,236

	Homebuilding 3.6%
116,910	Champion Homes, Inc.*	8,928,417
72,100	LGI Homes, Inc.*	3,728,291

		12,656,708

	Industrial Machinery & Supplies & Components 3.7%
71,823	Graham Corp.*	3,943,083
43,505	Standex International Corp.	9,218,709

		13,161,792

	Internet Services & Infrastructure 1.2%
438,514	Backblaze, Inc., Class A*	4,069,410

	Investment Banking & Brokerage 4.5%
251,000	JDC Group AG*	8,840,601
321,500	Perella Weinberg Partners	6,854,380

		15,694,981

	Leisure Products 1.7%
763,508	Latham Group, Inc.*	5,810,296

	Mortgage REITs 1.0%
328,668	Sunrise Realty Trust, Inc.	3,414,861

	Packaged Foods & Meats 5.0%
1,021,519	LT Foods Ltd.	4,666,140
333,333	Mama’s Creation, Inc. PIPE* *** †	3,293,330
465,567	Mama’s Creations, Inc.*	4,893,109
116,892	Vital Farms, Inc.*	4,810,106

		17,662,685

	Pharmaceuticals 1.2%
588,172	Journey Medical Corp.*	4,187,785

	Property & Casualty Insurance 4.1%
257,443	American Integrity Insurance Group, Inc.*	5,743,554
123,000	Bowhead Specialty Holdings, Inc.*	3,325,920
116,447	Skyward Specialty Insurance Group, Inc.*	5,538,219

		14,607,693

	Regional Banks 5.6%
35,455	Axos Financial, Inc.*	3,001,266
67,790	Esquire Financial Holdings, Inc.	6,918,308
338,459	Finwise Bancorp*	6,562,720

Wasatch Micro Cap Value Fund (WAMVX / WGMVX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	Regional Banks 5.6% (continued)
88,996	Third Coast Bancshares, Inc.*	$3,379,178

		19,861,472

	Research & Consulting Services 3.7%
91,536	ICF International, Inc.	8,494,541
46,655	Willdan Group, Inc.*	4,511,072

		13,005,613

	Semiconductor Materials & Equipment 3.8%
42,413	Camtek Ltd.*	4,455,486
293,268	Veeco Instruments, Inc.*	8,924,145

		13,379,631

	Soft Drinks & Non-Alcoholic Beverages 1.4%
117,125	Vita Coco Co., Inc.*	4,974,299

	Technology Distributors 2.5%
63,985	Climb Global Solutions, Inc.	8,627,737

	Trading Companies & Distributors 5.7%
205,564	ADENTRA, Inc.	5,203,722
58,312	DXP Enterprises, Inc.*	6,943,210
114,747	Karat Packaging, Inc.	2,892,772
462,059	NPK International, Inc.*	5,225,887

		20,265,591

	Total Common Stocks (cost $241,756,998)	344,927,377

	Total Investments (cost $241,756,998) 97.8%§	344,927,377

	Other Assets less Liabilities 2.2%	7,915,472

	Net Assets 100.0%	$352,842,849

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at September 30, 2025 amounted to approximately $3,293,330 and represented 0.93% of net assets.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.32%.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Micro Cap Value Fund’s investments were in the following countries (unaudited):

Country	%
Canada	3.1
Germany	2.6
India	1.3
Israel	3.8
United States	89.2

TOTAL	100.0%

Wasatch Small Cap Growth Fund (WAAEX / WIAEX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.3%

	Aerospace & Defense 2.1%
459,458	Loar Holdings, Inc.*	$36,756,640

	Application Software 10.1%
409,366	Agilysys, Inc.*	43,085,772
892,493	Alkami Technology, Inc.*	22,169,526
3,017,676	CCC Intelligent Solutions Holdings, Inc.*	27,491,028
1,468,942	Clearwater Analytics Holdings, Inc., Class A*	26,470,335
606,083	nCino, Inc.*	16,430,910
539,357	Procore Technologies, Inc.*	39,329,912

		174,977,483

	Asset Management & Custody Banks 2.4%
626,648	StepStone Group, Inc., Class A	40,926,381

	Automotive Retail 2.6%
1,264,469	Valvoline, Inc.*	45,407,082

	Broadline Retail 5.0%
587,641	Global-e Online Ltd.*	21,014,042
502,792	Ollie’s Bargain Outlet Holdings, Inc.*	64,558,493

		85,572,535

	Building Products 3.6%
400,993	AAON, Inc.	37,468,786
479,681	Trex Co., Inc.*	24,785,117

		62,253,903

	Construction & Engineering 4.8%
468,582	Construction Partners, Inc., Class A*	59,509,914
230,636	Limbach Holdings, Inc.*	22,399,368

		81,909,282

	Electronic Manufacturing Services 4.3%
203,912	Fabrinet*	74,350,393

	Health Care Equipment 0.9%
136,198	TransMedics Group, Inc.*	15,281,416

	Health Care Facilities 4.7%
470,663	Ensign Group, Inc.	81,316,447

	Health Care Services 2.7%
398,000	Addus HomeCare Corp.*	46,960,020

	Health Care Supplies 2.0%
170,049	UFP Technologies, Inc.*	33,941,780

	Health Care Technology 1.4%
2,041,093	Certara, Inc.*	24,942,156

	Home Improvement Retail 1.8%
427,970	Floor & Decor Holdings, Inc., Class A*	31,541,389

	Human Resource & Employment Services 2.9%
309,504	Paylocity Holding Corp.*	49,294,702

Shares		Value

	Industrial Machinery & Supplies & Components 4.5%
199,124	RBC Bearings, Inc.*	$77,716,106

	Insurance Brokers 1.7%
400,071	Goosehead Insurance, Inc., Class A	29,773,284

	Investment Banking & Brokerage 2.1%
206,608	PJT Partners, Inc., Class A	36,720,440

	Life Sciences Tools & Services 4.0%
134,615	Medpace Holdings, Inc.*	69,213,648

	Managed Health Care 4.2%
757,258	HealthEquity, Inc.*	71,765,341

	Other Specialty Retail 2.3%
254,255	Five Below, Inc.*	39,333,249

	Packaged Foods & Meats 3.8%
461,447	Freshpet, Inc.*	25,430,344
975,255	Vital Farms, Inc.*	40,131,743

		65,562,087

	Personal Care Products 2.0%
925,030	BellRing Brands, Inc.*	33,624,841

	Restaurants 2.5%
255,986	Dutch Bros, Inc., Class A*	13,398,307
314,397	Shake Shack, Inc., Class A*	29,430,703

		42,829,010

	Semiconductor Materials & Equipment 7.2%
437,282	Camtek Ltd.*	45,936,474
243,443	Nova Ltd.*	77,818,989

		123,755,463

	Systems Software 4.2%
1,270,121	JFrog Ltd.*	60,114,827
709,860	Onestream, Inc.*	13,082,720

		73,197,547

	Trading Companies & Distributors 3.2%
429,821	SiteOne Landscape Supply, Inc.*	55,360,945

	Transaction & Payment Processing Services 4.3%
855,887	Paymentus Holdings, Inc., Class A*	26,190,142
621,134	Shift4 Payments, Inc., Class A*	48,075,772

		74,265,914

	Total Common Stocks (cost $1,129,259,746)	1,678,549,484

	PREFERRED STOCKS 0.8%

	Textiles 0.8%
611,205	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	13,263,149

Wasatch Small Cap Growth Fund (WAAEX / WIAEX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	Total Preferred Stocks (cost $17,999,987)	$13,263,149

	Total Investments (cost $1,147,259,733) 98.1%	1,691,812,633

	Other Assets less Liabilities 1.9%	33,117,865

	Net Assets 100.0%	$1,724,930,498

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at September 30, 2025 amounted to approximately $13,263,149 and represented 0.77% of net assets.

‡‡Affiliated company (see Note 8).

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Small Cap Growth Fund’s investments were in the following countries (unaudited):

Country	%
Israel	8.6
United States	91.4

TOTAL	100.0%

Wasatch Small Cap Value Fund (WMCVX / WICVX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.3%

	Agricultural & Farm Machinery 1.8%
147,882	Alamo Group, Inc.	$28,230,674

	Agricultural Products & Services 1.9%
875,353	Fresh Del Monte Produce, Inc.	30,392,256

	Application Software 0.7%
1,590,473	Weave Communications, Inc.*	10,624,360

	Asset Management & Custody Banks 4.4%
716,619	Artisan Partners Asset Management, Inc., Class A	31,101,265
310,482	Cohen & Steers, Inc.	20,370,724
137,913	Hamilton Lane, Inc., Class A	18,589,293

		70,061,282

	Automotive Retail 2.1%
956,498	Valvoline, Inc.*	34,347,843

	Broadline Retail 2.2%
279,906	Ollie’s Bargain Outlet Holdings, Inc.*	35,939,930

	Building Products 4.2%
84,991	CSW Industrials, Inc.	20,631,565
2,426,147	Janus International Group, Inc.*	23,946,071
250,511	UFP Industries, Inc.	23,420,274

		67,997,910

	Cargo Ground Transportation 1.2%
64,890	Saia, Inc.*	19,425,470

	Commodity Chemicals 2.2%
193,024	Hawkins, Inc.	35,269,345

	Construction & Engineering 2.3%
332,036	Granite Construction, Inc.	36,407,747

	Construction Machinery & Heavy Transportation Equipment 1.9%
350,376	Allison Transmission Holdings, Inc.	29,739,915

	Education Services 3.8%
147,838	Grand Canyon Education, Inc.*	32,453,398
887,834	Universal Technical Institute, Inc.*	28,898,997

		61,352,395

	Electronic Equipment & Instruments 1.9%
1,746,852	Arlo Technologies, Inc.*	29,609,141

	Electronic Manufacturing Services 4.7%
404,556	Benchmark Electronics, Inc.	15,595,634
690,058	CTS Corp.	27,560,916
86,005	Fabrinet*	31,359,143

		74,515,693

	Health Care Equipment 1.3%
458,757	CONMED Corp.	21,575,342

Shares		Value

	Health Care Facilities 2.8%
264,172	Ensign Group, Inc.	$45,640,996

	Health Care Supplies 1.3%
107,304	UFP Technologies, Inc.*	21,417,878

	Health Care Technology 1.2%
1,545,308	Certara, Inc.*	18,883,664

	Homebuilding 1.9%
395,662	Champion Homes, Inc.*	30,216,707

	Industrial Machinery & Supplies & Components 7.4%
129,944	Enpro, Inc.	29,367,344
385,921	Helios Technologies, Inc.	20,118,062
116,084	Kadant, Inc.	34,544,277
165,807	Standex International Corp.	35,134,503

		119,164,186

	Investment Banking & Brokerage 2.0%
456,579	Moelis & Co., Class A	32,563,214

	Leisure Products 1.1%
553,616	YETI Holdings, Inc.*	18,368,979

	Life Sciences Tools & Services 2.8%
86,880	Medpace Holdings, Inc.*	44,670,221

	Managed Health Care 1.8%
303,757	HealthEquity, Inc.*	28,787,051

	Mortgage REITs 1.4%
1,781,413	Arbor Realty Trust, Inc.	21,751,053

	Oil & Gas Equipment & Services 0.8%
322,669	Cactus, Inc., Class A	12,735,745

	Oil & Gas Exploration & Production 1.1%
398,140	Matador Resources Co.	17,888,430

	Oil & Gas Storage & Transportation 0.8%
1,050,741	DHT Holdings, Inc.	12,556,355

	Other Specialty Retail 2.1%
2,063,027	Sally Beauty Holdings, Inc.*	33,586,080

	Packaged Foods & Meats 1.8%
1,304,949	Flowers Foods, Inc.	17,029,585
208,246	Freshpet, Inc.*	11,476,437

		28,506,022

	Paper Products 1.2%
431,332	Sylvamo Corp.	19,073,501

	Passenger Airlines 1.9%
253,214	Copa Holdings SA, Class A	30,086,888

	Personal Care Products 1.3%
578,874	BellRing Brands, Inc.*	21,042,070

Wasatch Small Cap Value Fund (WMCVX / WICVX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	Regional Banks 8.4%
371,397	Axos Financial, Inc.*	$31,438,756
873,080	Bank OZK	44,509,618
368,567	FB Financial Corp.	20,543,925
236,179	Hancock Whitney Corp.	14,787,167
296,366	ServisFirst Bancshares, Inc.	23,866,354

		135,145,820

	Research & Consulting Services 2.1%
359,811	ICF International, Inc.	33,390,461

	Self-Storage REITs 1.5%
816,478	National Storage Affiliates Trust	24,673,965

	Semiconductor Materials & Equipment 4.9%
379,466	Camtek Ltd.*	39,862,903
121,886	Nova Ltd.*	38,962,079

		78,824,982

	Soft Drinks & Non-Alcoholic Beverages 2.4%
898,588	Vita Coco Co., Inc.*	38,163,032

	Specialized Consumer Services 1.9%
444,779	Frontdoor, Inc.*	29,929,179

	Technology Distributors 1.4%
519,817	ScanSource, Inc.*	22,866,750

	Transaction & Payment Processing Services 3.4%
338,476	Euronet Worldwide, Inc.*	29,721,578
324,421	Shift4 Payments, Inc., Class A*	25,110,185

		54,831,763

	Total Common Stocks (cost $1,260,273,462)	1,560,254,295

	Total Investments (cost $1,260,273,462) 97.3%	1,560,254,295

	Other Assets less Liabilities 2.7%	43,403,425

	Net Assets 100.0%	$1,603,657,720

	*Non-income producing. REIT Real Estate Investment Trust.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Small Cap Value Fund’s investments were in the following countries (unaudited):

Country	%
Israel	5.1
Norway	0.8
Panama	1.9
United States	92.2

TOTAL	100.0%

Wasatch Ultra Growth Fund (WAMCX / WGMCX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 97.6%

	Application Software 5.0%
211,696	Procore Technologies, Inc.*	$15,436,872
141,695	Q2 Holdings, Inc.*	10,257,301

		25,694,173

	Biotechnology 9.1%
3,115,155	C4 Therapeutics, Inc.*	6,915,644
47,631	Cidara Therapeutics, Inc.*	4,561,145
484,054	Dyne Therapeutics, Inc.*	6,123,283
219,844	Exact Sciences Corp.*	12,027,665
679,276	Immatics NV*	5,787,432
1,662,048	MacroGenics, Inc.*	2,792,241
1,487,369	Nkarta, Inc.*	3,078,854
276,251	Nurix Therapeutics, Inc.*	2,552,559
113,055	Viking Therapeutics, Inc.*	2,971,085

		46,809,908

	Broadline Retail 4.0%
236,516	Global-e Online Ltd.*	8,457,812
96,978	Ollie’s Bargain Outlet Holdings, Inc.*	12,451,975

		20,909,787

	Building Products 2.6%
258,427	Trex Co., Inc.*	13,352,923

	Distributors 1.4%
23,685	Pool Corp.	7,344,008

	Diversified Support Services 1.1%
591,610	ACV Auctions, Inc., Class A*	5,862,855

	Electronic Manufacturing Services 2.7%
38,794	Fabrinet*	14,145,068

	Environmental & Facilities Services 3.5%
189,970	Casella Waste Systems, Inc., Class A*	18,024,354

	Footwear 1.2%
148,718	On Holding AG, Class A*	6,298,207

	Health Care Equipment 9.1%
261,367	Artivion, Inc.*	11,066,279
376,153	AtriCure, Inc.*	13,259,393
121,570	Inspire Medical Systems, Inc.*	9,020,494
145,260	PROCEPT BioRobotics Corp.*	5,184,330
73,406	TransMedics Group, Inc.*	8,236,153

		46,766,649

	Health Care Services 1.2%
280,284	Castle Biosciences, Inc.*	6,382,067

	Health Care Supplies 1.6%
5,052,338	Cerus Corp.*	8,033,217

	Home Improvement Retail 1.6%
114,328	Floor & Decor Holdings, Inc., Class A*	8,425,974

	Human Resource & Employment Services 2.5%
80,022	Paylocity Holding Corp.*	12,745,104

Shares		Value

	Industrial Machinery & Supplies & Components 3.4%
44,749	RBC Bearings, Inc.*	$17,465,087

	Insurance Brokers 1.7%
120,111	Goosehead Insurance, Inc., Class A	8,938,661

	Managed Health Care 4.1%
222,801	HealthEquity, Inc.*	21,114,851

	Oil & Gas Exploration & Production 0.8%
96,758	Matador Resources Co.	4,347,337

	Other Specialty Retail 1.8%
59,388	Five Below, Inc.*	9,187,324

	Packaged Foods & Meats 2.5%
232,651	Freshpet, Inc.*	12,821,397

	Personal Care Products 1.4%
199,041	BellRing Brands, Inc.*	7,235,140

	Pharmaceuticals 5.4%
670,192	Aquestive Therapeutics, Inc.*	3,746,373
470,385	Arvinas, Inc.*	4,007,680
4,432,098	Esperion Therapeutics, Inc.*	11,745,060
718,818	Phathom Pharmaceuticals, Inc.*	8,460,488

		27,959,601

	Regional Banks 2.4%
243,552	Bank OZK	12,416,281

	Restaurants 0.8%
75,210	Dutch Bros, Inc., Class A*	3,936,491

	Semiconductor Materials & Equipment 13.3%
57,962	BE Semiconductor Industries NV	8,678,685
88,994	Camtek Ltd.*	9,348,820
254,505	Kulicke & Soffa Industries, Inc.	10,343,083
55,892	Nova Ltd.*	17,866,437
477,800	PDF Solutions, Inc.*	12,336,796
330,427	Veeco Instruments, Inc.*	10,054,893

		68,628,714

	Semiconductors 2.7%
46,344	SiTime Corp.*	13,963,911

	Specialty Chemicals 1.7%
59,382	Balchem Corp.	8,910,863

	Systems Software 5.2%
364,991	JFrog Ltd.*	17,275,023
50,008	Monday.com Ltd.*	9,686,049

		26,961,072

	Transaction & Payment Processing Services 3.8%
111,747	Paymentus Holdings, Inc., Class A*	3,419,458
210,037	Shift4 Payments, Inc., Class A*	16,256,864

		19,676,322

	Total Common Stocks (cost $382,158,388)	504,357,346

Wasatch Ultra Growth Fund (WAMCX / WGMCX)	SEPTEMBER 30, 2025

Schedule of Investments (continued)

Shares		Value

	PREFERRED STOCKS 2.1%

	Textiles 2.1%
509,338	Johnnie-O Holdings, Inc., Series A Pfd.* *** † ‡‡	$11,052,635

	Total Preferred Stocks (cost $15,000,004)	$11,052,635

	WARRANTS 0.1%

	Biotechnology 0.1%
3,026,385	Sangamo Therapeutics, Inc., expiring 9/26/2029* *** †	453,958

	Total Warrants (cost $626,686)	453,958

	Total Investments (cost $397,785,078) 99.8%§	515,863,939

	Other Assets less Liabilities 0.2%	936,921

	Net Assets 100.0%	$516,800,860

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees using unobservable inputs as described in Note 12, as applicable.

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 9). The aggregate value of securities purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 at September 30, 2025 amounted to approximately $11,506,593 and represented 2.23% of net assets.

‡‡Affiliated company (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.68%.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch Ultra Growth Fund’s investments were in the following countries (unaudited):

Country	%
Germany	1.1
Israel	8.8
Netherlands	1.7
Switzerland	1.2
United States	87.2

TOTAL	100.0%

Wasatch U.S. Select Fund (WAUSX / WGUSX)	SEPTEMBER 30, 2025

Schedule of Investments

Shares		Value

	COMMON STOCKS 99.3%

	Aerospace & Defense 3.8%
3,078	HEICO Corp., Class A	$782,089

	Application Software 16.4%
3,564	Guidewire Software, Inc.*	819,221
1,072	HubSpot, Inc.*	501,482
2,852	Manhattan Associates, Inc.*	584,603
10,687	Procore Technologies, Inc.*	779,296
1,256	Tyler Technologies, Inc.*	657,089

		3,341,691

	Asset Management & Custody Banks 2.5%
3,833	Hamilton Lane, Inc., Class A	516,650

	Automotive Retail 3.3%
18,932	Valvoline, Inc.*	679,848

	Broadline Retail 1.9%
11,012	Global-e Online Ltd.*	393,789

	Building Products 6.1%
4,824	AAON, Inc.	450,754
2,984	Builders FirstSource, Inc.*	361,810
8,216	Trex Co., Inc.*	424,521

		1,237,085

	Cargo Ground Transportation 2.1%
1,417	Saia, Inc.*	424,193

	Distributors 3.0%
1,950	Pool Corp.	604,636

	Diversified Support Services 2.1%
9,680	Copart, Inc.*	435,310

	Electrical Components & Equipment 3.7%
4,028	AMETEK, Inc.	757,264

	Electronic Equipment & Instruments 2.1%
4,272	Novanta, Inc.*	427,841

	Electronic Manufacturing Services 4.8%
2,675	Fabrinet*	975,358

	Financial Exchanges & Data 2.8%
2,461	Morningstar, Inc.	570,977

	Health Care Facilities 4.9%
5,804	Ensign Group, Inc.	1,002,757

	Home Improvement Retail 2.2%
6,094	Floor & Decor Holdings, Inc., Class A*	449,128

	Industrial Machinery & Supplies & Components 5.0%
2,602	RBC Bearings, Inc.*	1,015,535

	Investment Banking & Brokerage 3.1%
3,592	PJT Partners, Inc., Class A	638,406

Shares		Value

	Life Sciences Tools & Services 4.7%
1,883	Medpace Holdings, Inc.*	$968,163

	Managed Health Care 5.0%
10,647	HealthEquity, Inc.*	1,009,016

	Personal Care Products 2.2%
12,090	BellRing Brands, Inc.*	439,472

	Research & Consulting Services 3.6%
10,442	UL Solutions, Inc., Class A	739,920

	Restaurants 2.0%
1,622	Wingstop, Inc.	408,225

	Semiconductor Materials & Equipment 5.1%
3,279	Nova Ltd.*	1,048,165

	Semiconductors 3.6%
790	Monolithic Power Systems, Inc.	727,306

	Transaction & Payment Processing Services 3.3%
8,716	Shift4 Payments, Inc., Class A*	674,618

	Total Common Stocks (cost $16,794,338)	20,267,442

	Total Investments (cost $16,794,338) 99.3%	20,267,442

	Other Assets less Liabilities 0.7%	142,061

	Net Assets 100.0%	$20,409,503

	*Non-income producing.

	See Notes to Financial Statements.

At September 30, 2025, the Wasatch U.S. Select Fund’s investments were in the following countries (unaudited):

Country	%
Israel	7.1
United States	92.9

TOTAL	100.0%

Wasatch-Hoisington U.S. Treasury Fund (WHOSX)	SEPTEMBER 30, 2025

Schedule of Investments

Principal Amount		Value

	U.S. GOVERNMENT OBLIGATIONS 98.6%
$36,200,000	U.S. Treasury Bond, 1.25%, 5/15/50	$17,736,586
41,300,000	U.S. Treasury Bond, 1.375%, 8/15/50	20,741,957
41,100,000	U.S. Treasury Bond, 1.875%, 11/15/51	23,231,133
176,000,000	U.S. Treasury STRIPS Principal, 0.00%, 8/15/47	60,923,687
33,700,000	U.S. Treasury STRIPS Principal, 2.00%, 8/15/51	9,645,506
35,200,000	U.S. Treasury STRIPS Principal, 3.625%, 5/15/53	9,350,870

	Total U.S. Government Obligations (cost $169,378,652)	141,629,739

	Total Investments (cost $169,378,652) 98.6%	141,629,739

	Other Assets less Liabilities 1.4%	2,009,629

	Net Assets 100.0%	$143,639,368

	See Notes to Financial Statements.

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Wasatch Funds

Statements of Assets and Liabilities

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund

Assets:
Investments, at cost
Unaffiliated issuers	$3,200,571,723	$397,948,594	$231,453,732
Affiliated issuers[1]	56,830,331	—	—

	$3,257,402,054	$397,948,594	$231,453,732

Investments, at market value
Unaffiliated issuers	$4,137,660,884	$524,556,650	$322,045,651
Affiliated issuers[1]	52,944,246	—	—

	4,190,605,130	524,556,650	322,045,651
Cash	32,607,107	18,960,881	61,881
Foreign currency on deposit (cost of $0, $0, $42,356, $43,872, $2, $5,572, $865 and $0, respectively)	—	—	42,356
Receivable for investment securities sold	4,920,307	—	309,137
Capital shares receivable	2,999,234	108,705	110,068
Interest and dividends receivable	441,967	339,459	235,902
Receivable from Investment Advisor	—	—	—
Prepaid expenses and other assets	120,740	29,472	18,528

Total Assets	4,231,694,485	543,995,167	322,823,523

Liabilities:
Payable for securities purchased	2,185,752	—	43
Capital shares payable	3,553,451	963,657	210,820
Dividends payable to shareholders	—	—	—
Payable to Advisor	3,593,257	553,202	283,049
Accrued fund administration fees	115,788	13,582	10,277
Accrued expenses and other liabilities	682,704	245,225	151,412
Foreign capital gains taxes payable	—	19,834,445	5,301,944
Line of credit payable	—	—	15,503,274

Total Liabilities	10,130,952	21,610,111	21,460,819

Commitments and contingent liabilities
Net Assets	$4,221,563,533	$522,385,056	$301,362,704

Net Assets Consist of:
Capital stock	$501,302	$962,597	$167,471
Paid-in-capital in excess of par	3,113,960,015	369,015,239	335,365,291
Distributable earnings (accumulated loss)	1,107,102,216	152,407,220	(34,170,058)

Net Assets	$4,221,563,533	$522,385,056	$301,362,704

Net Assets
Investor Class	1,716,728,685	217,005,714	48,006,715
Institutional Class	2,504,834,848	305,379,342	253,355,989

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	20,661,599	40,453,213	2,736,574
Institutional Class	29,468,609	55,806,493	14,010,522

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$83.09	$5.36	$17.54

Institutional Class	$85.00	$5.47	$18.08

[1]	See Note 8 for information on affiliated issuers.

See Notes to Financial Statements.

SEPTEMBER 30, 2025

Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Global Select Fund	Global Value Fund

$140,043,826	$26,381,621	$135,470,011	$10,381,458	$95,581,644
—	—	—	—	—

$140,043,826	$26,381,621	$135,470,011	$10,381,458	$95,581,644

$206,555,724	$35,057,107	$184,099,258	$12,817,413	$137,387,381
—	—	—	—	—

206,555,724	35,057,107	184,099,258	12,817,413	137,387,381
5,303,421	742,830	282,867	83,954	3,844,557
44,250	1	5,572	866	—
379,968	—	5,658,802	15,349	—
140,115	—	40,628	—	39,915
155,370	54,573	120,294	10,053	547,000
—	—	—	7,789	—
23,581	12,370	15,048	23,960	13,903

212,602,429	35,866,881	190,222,469	12,959,384	141,832,756

485,986	—	766,144	3	—
70,227	50	323,986	—	163,213
—	—	—	—	18,564
287,857	38,304	192,668	—	91,510
7,317	1,249	5,531	180	3,231
186,848	70,047	80,119	40,294	111,992
1,096,698	902,237	818,500	122,986	—
—	—	5,192,267	—	—

2,134,933	1,011,887	7,379,215	163,463	388,510

$210,467,496	$34,854,994	$182,843,254	$12,795,921	$141,444,246

$745,894	$91,939	$435,113	$9,903	$128,052
95,233,215	123,216,564	127,322,954	10,953,710	253,023,206
114,488,387	(88,453,509)	55,085,187	1,832,308	(111,707,012)

$210,467,496	$34,854,994	$182,843,254	$12,795,921	$141,444,246

88,270,487	27,199,737	106,464,100	2,622,711	122,602,387
122,197,009	7,655,257	76,379,154	10,173,210	18,841,859

31,595,945	7,206,515	25,489,566	206,839	11,096,311
42,993,475	1,987,345	18,021,689	783,483	1,708,910

$2.79	$3.77	$4.18	$12.68	$11.05

$2.84	$3.85	$4.24	$12.98	$11.03

Wasatch Funds

Statements of Assets and Liabilities (continued)

	International Growth Fund	International Opportunities Fund	International Select Fund

Assets:
Investments, at cost
Unaffiliated issuers	$142,783,058	$28,194,132	$3,692,445
Affiliated issuers[1]	—	—	—

	$142,783,058	$28,194,132	$3,692,445

Investments, at market value
Unaffiliated issuers	$201,974,399	$47,194,617	$4,728,925
Affiliated issuers[1]	—	—	—

	201,974,399	47,194,617	4,728,925
Cash	2,499,581	325,269	188,213
Foreign currency on deposit (cost of $3,109, $1,428, $685, $9,403, $0, $0, $0 and $0, respectively)	3,109	1,420	685
Receivable for investment securities sold	3,636,802	1,322,611	92,101
Capital shares receivable	1,172	1,432	—
Interest and dividends receivable	884,089	400,393	8,989
Receivable from Investment Advisor	—	—	11,942
Prepaid expenses and other assets	20,955	12,543	24,018

Total Assets	209,020,107	49,258,285	5,054,873

Liabilities:
Securities sold short, at value (proceeds of $0, $0, $0, $0, $21,806,458, $0, $0, and $0, respectively)	—	—	—
Payable for securities purchased	1,381,619	420,323	39,155
Capital shares payable	49,632	20,028	—
Payable to Advisor	220,428	84,811	—
Accrued fund administration fees	6,766	2,759	380
Accrued expenses and other liabilities	130,113	117,525	30,761
Foreign capital gains taxes payable	412,386	103,395	—
Dividends payable on securities sold short	—	—	—

Total Liabilities	2,200,944	748,841	70,296

Commitments and contingent liabilities
Net Assets	$206,819,163	$48,509,444	$4,984,577

Net Assets Consist of:
Capital stock	$87,032	$151,068	$3,494
Paid-in-capital in excess of par	91,753,153	15,280,359	4,729,394
Distributable earnings (accumulated loss)	114,978,978	33,078,017	251,689

Net Assets	$206,819,163	$48,509,444	$4,984,577

Net Assets
Investor Class	182,812,859	38,758,223	3,704,108
Institutional Class	24,006,304	9,751,221	1,280,469

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	7,705,123	12,119,883	261,276
Institutional Class	998,081	2,986,877	88,144

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$23.73	$3.20	$14.18

Institutional Class	$24.05	$3.26	$14.53

[1]	See Note 8 for information on affiliated issuers.

[2]	Fund inception date was November 29, 2024.

See Notes to Financial Statements.

SEPTEMBER 30, 2025

International Value Fund[2]	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund

$9,480,419	$48,078,249	$476,659,013	$241,756,998	$1,129,259,746
—	—	17,937,717	—	17,999,987

$9,480,419	$48,078,249	$494,596,730	$241,756,998	$1,147,259,733

$11,040,729	$57,691,813	$602,021,882	$344,927,377	$1,678,549,484
—	—	12,565,318	—	13,263,149

11,040,729	57,691,813	614,587,200	344,927,377	1,691,812,633
988,978	7,919,341	9,460,316	8,943,743	35,648,173
9,427	—	—	—	—
—	—	—	—	—
18,152	7,548	63,185	18,438	1,296,604
22,062	15,817	62,417	144,062	29,416
22,317	—	—	—	—
11,905	26,200	27,937	30,027	52,134

12,113,570	65,660,719	624,201,055	354,063,647	1,728,838,960

—	22,550,008	—	—	—
290,536	—	—	57,015	—
—	200,302	499,483	183,862	2,119,049
—	45,057	792,039	447,784	1,462,754
679	1,522	14,193	7,510	47,295
34,348	53,128	137,382	96,226	279,364
—	—	—	428,401	—
—	7,528	—	—	—

325,563	22,857,545	1,443,097	1,220,798	3,908,462

$11,788,007	$42,803,174	$622,757,958	$352,842,849	$1,724,930,498

$8,899	$34,086	$731,784	$772,221	$437,681
9,994,950	38,412,251	534,448,280	219,281,441	1,223,907,295
1,784,158	4,356,837	87,577,894	132,789,187	500,585,522

$11,788,007	$42,803,174	$622,757,958	$352,842,849	$1,724,930,498

6,390,918	24,262,269	539,526,082	286,905,161	717,011,538
5,397,089	18,540,905	83,231,876	65,937,688	1,007,918,960

482,477	1,936,974	63,412,585	62,893,371	18,406,217
407,419	1,471,581	9,765,791	14,328,746	25,361,866

$13.25	$12.53	$8.51	$4.56	$38.95

$13.25	$12.60	$8.52	$4.60	$39.74

Wasatch Funds

Statements of Assets and Liabilities (continued)

	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund

Assets:
Investments, at cost
Unaffiliated issuers	$1,260,273,462	$382,785,074	$16,794,338
Affiliated issuers[1]	—	15,000,004	—

	$1,260,273,462	$397,785,078	$16,794,338

Investments, at market value
Unaffiliated issuers	$1,560,254,295	$504,811,304	$20,267,442
Affiliated issuers[1]	—	11,052,635	—

	1,560,254,295	515,863,939	20,267,442
Cash	34,061,544	2,562,790	—
Receivable for investment securities sold	17,129,607	530,250	2,251,990
Capital shares receivable	737,677	16,874	880
Interest and dividends receivable	366,565	54,824	4,519
Prepaid expenses and other assets	55,616	31,733	19,365

Total Assets	1,612,605,304	519,060,410	22,544,196

Liabilities:
Payable for securities purchased	6,307,651	—	—
Capital shares payable	1,046,255	1,583,669	46,758
Dividends payable to shareholders	—	—	—
Payable to Advisor	1,310,140	465,252	776
Accrued fund administration fees	39,709	22,643	294
Accrued expenses and other liabilities	243,829	187,986	34,668
Line of credit payable	—	—	2,052,197

Total Liabilities	8,947,584	2,259,550	2,134,693

Commitments and contingent liabilities
Net Assets	$1,603,657,720	$516,800,860	$20,409,503

Net Assets Consist of:
Capital stock	$1,606,243	$168,435	$13,836
Paid-in-capital in excess of par	1,262,098,813	478,343,370	16,179,018
Distributable earnings (accumulated loss)	339,952,664	38,289,055	4,216,649

Net Assets	$1,603,657,720	$516,800,860	$20,409,503

Net Assets
Investor Class	527,651,262	386,788,044	5,733,179
Institutional Class	1,076,006,458	130,012,816	14,676,324

Capital Stock Issued and Outstanding (Unlimited number of shares authorized, $0.01 par value)
Investor Class	53,347,373	12,626,261	389,783
Institutional Class	107,276,929	4,217,276	993,827

Net Asset Value, Redemption Price and Offering Price Per Share
Investor Class	$9.89	$30.63	$14.71

Institutional Class	$10.03	$30.83	$14.77

[1]	See Note 8 for information on affiliated issuers.

See Notes to Financial Statements.

SEPTEMBER 30, 2025

U.S. Treasury Fund

$169,378,652
—

$169,378,652

$141,629,739
—

141,629,739
2,124,074
—
43,175
534,523
11,690

144,343,201

—
516,490
62,282
58,660
3,989
62,412
—

703,833

$143,639,368

$137,922
349,417,423
(205,915,977)

$143,639,368

143,639,368
—

13,792,178
—

$10.41

$—

Wasatch Funds

Statements of Operations

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund

Investment Income:
Interest	$1,806,041	$930,557	$91,222
Dividends[1]
Unaffiliated issuers	18,610,625	2,026,814	3,359,307

Total investment income	20,416,666	2,957,371	3,450,529

Expenses:
Investment advisory fees	46,099,001	7,497,241	3,887,398
Shareholder servicing fees — Investor Class	2,137,404	322,900	105,219
Shareholder servicing fees — Institutional Class	51,724	23,672	8,056
Fund administration fees	481,687	65,074	42,867
Fund accounting fees	344,890	46,975	32,034
Reports to shareholders — Investor Class	126,476	28,436	12,333
Reports to shareholders — Institutional Class	190,896	15,838	31,645
Custody fees	59,416	300,463	122,558
Federal and state registration fees — Investor Class	57,587	25,341	19,079
Federal and state registration fees — Institutional Class	82,422	21,817	26,935
Legal fees	347,640	44,940	29,144
Trustees’ fees	553,216	74,296	48,329
Interest	121,659	37,958	47,532
Audit fees	44,530	44,530	44,530
Other expenses	224,877	104,338	77,138

Total expenses before reimbursement	50,923,425	8,653,819	4,534,797
Reimbursement of expenses by Advisor	(187,248)	—	—

Net Expenses	50,736,177	8,653,819	4,534,797

Net Investment Income (Loss)	(30,319,511)	(5,696,448)	(1,084,268)

Realized Gain:
Investments sold	305,306,810	101,738,637	4,474,384
Investments in affiliates	(490,549)	—	—
Foreign currency transactions	—	(764,488)	(271,172)
Foreign capital gains taxes	—	(14,054,442)	(2,109,026)

Net realized gain	304,816,261	86,919,707	2,094,186

Change in Unrealized Appreciation (Depreciation):
Investments	(586,064,176)	(188,560,664)	(16,585,875)
Investments in affiliates	(5,026,625)	—	—
Foreign currency translations	—	(18,966)	(8,836)
Deferred foreign capital gains taxes	—	18,941,715	1,446,979

Net change in unrealized appreciation (depreciation)	(591,090,801)	(169,637,915)	(15,147,732)

Net gain (loss) on investments	(286,274,540)	(82,718,208)	(13,053,546)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(316,594,051)	$(88,414,656)	$(14,137,814)

[1]	Net of $0, $555,294, $512,043, $401,754, $60,939, $122,490, $7,334 and $328,487 in foreign withholding taxes, respectively.

See Notes to Financial Statements.

YEAR ENDED SEPTEMBER 30, 2025

Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	Global Select Fund	Global Value Fund

$139,700	$15,700	$95,391	$4,927	$230,363

3,001,340	469,956	1,064,743	71,758	4,481,191

3,141,040	485,656	1,160,134	76,685	4,711,554

4,451,842	604,406	2,562,845	121,516	1,170,753
225,202	59,685	123,410	20,430	139,695
3,622	7,007	4,021	6,484	3,222
33,585	7,199	24,672	3,122	14,874
23,680	6,362	19,069	4,750	14,345
20,322	17,447	15,511	11,490	24,768
18,576	6,087	18,923	6,535	4,544
169,702	63,839	31,383	5,534	28,492
19,093	17,427	17,068	16,538	17,848
19,905	16,880	25,595	16,510	17,276
20,905	2,891	15,304	1,262	9,514
35,881	4,323	23,983	1,698	14,726
7,089	1,001	10,008	1,012	2,339
44,530	44,530	44,530	44,530	44,530
98,427	19,411	43,256	21,351	5,795

5,192,361	878,495	2,979,578	282,762	1,512,721
(165,868)	(104,578)	(49,907)	(132,051)	(104,627)

5,026,493	773,917	2,929,671	150,711	1,408,094

(1,885,453)	(288,261)	(1,769,537)	(74,026)	3,303,460

62,884,311	3,756,873	11,418,866	1,731,340	6,347,773
—	—	—	—	—
(267,227)	(12,576)	(26,590)	(2,516)	(15,447)
(4,900,185)	(81,752)	(122,926)	(21,786)	—

57,716,899	3,662,545	11,269,350	1,707,038	6,332,326

(97,169,353)	(2,789,017)	(21,121,426)	(1,401,711)	12,427,734
—	—	—	—	—
2,662	34	799	201	20,925
8,542,519	(223,459)	571,258	(72,227)	—

(88,624,172)	(3,012,442)	(20,549,369)	(1,473,737)	12,448,659

(30,907,273)	650,103	(9,280,019)	233,301	18,780,985

$(32,792,726)	$361,842	$(11,049,556)	$159,275	$22,084,445

Wasatch Funds

Statements of Operations (continued)

	International Growth Fund	International Opportunities Fund	International Select Fund

Investment Income:
Interest	$140,020	$70,173	$7,029
Dividends[1]
Unaffiliated issuers	2,794,117	1,052,678	28,026
Affiliated issuers	—	—	—

Total investment income	2,934,137	1,122,851	35,055

Expenses:
Investment advisory fees	2,886,751	1,285,436	33,848
Shareholder servicing fees — Investor Class	146,581	61,357	22,236
Shareholder servicing fees — Institutional Class	3,812	23,049	4,172
Fund administration fees	29,202	13,085	3,807
Fund accounting fees	19,888	8,278	4,335
Reports to shareholders — Investor Class	26,834	10,451	14,314
Reports to shareholders — Institutional Class	—	13,440	3,761
Custody fees	64,888	52,406	3,663
Federal and state registration fees — Investor Class	21,203	17,234	16,444
Federal and state registration fees — Institutional Class	18,729	19,842	16,207
Legal fees	17,282	6,253	467
Trustees’ fees	29,488	12,008	449
Dividends on securities sold short	—	—	—
Interest	241	15,348	—
Audit fees	44,530	44,530	44,530
Other expenses	77,692	74,673	5,869

Total expenses before reimbursement	3,387,121	1,657,390	174,102
Reimbursement of expenses by Advisor	(34,793)	(82,667)	(124,169)

Net Expenses	3,352,328	1,574,723	49,933

Net Investment Income (Loss)	(418,191)	(451,872)	(14,878)

Realized Gain (Loss):
Investments sold	67,857,374	33,673,946	256,969
Investments in affiliates	—	—	—
Foreign currency transactions	(103,436)	(56,910)	751
Net realized loss on short positions	—	—	—
Foreign capital gains taxes	(621,035)	(752,525)	—

Net realized gain (loss)	67,132,903	32,864,511	257,720

Change in Unrealized Appreciation (Depreciation):
Investments	(56,344,428)	(40,870,000)	252,888
Investments in affiliates	—	—	—
Foreign currency translations	30,950	16,383	(395)
Short positions	—	—	—
Deferred foreign capital gains taxes	1,055,603	1,159,307	—

Net change in unrealized appreciation (depreciation)	(55,257,875)	(39,694,310)	252,493

Net gain (loss) on investments	11,875,028	(6,829,799)	510,213

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,456,837	$(7,281,671)	$495,335

[1]	Net of $256,362, $97,899, $8,055, $29,137, $0, $8,577, $19,475 and $0 in foreign withholding taxes, respectively.

[2]	Fund inception date was November 29, 2024.

See Notes to Financial Statements.

YEAR ENDED SEPTEMBER 30, 2025

International Value Fund[2]	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund

$12,087	$705,434	$638,639	$362,183	$1,499,382

221,232	506,701	1,961,671	1,667,240	3,939,751
—	—	28,617	—	—

233,319	1,212,135	2,628,927	2,029,423	5,439,133

40,285	837,676	9,450,411	4,990,269	19,835,922
3,448	41,723	413,306	242,958	668,293
7,253	11,982	2,990	3,478	11,690
5,631	7,893	64,743	34,394	203,934
8,597	10,085	49,709	27,903	148,054
15,027	15,755	44,019	30,702	44,018
13,742	4,027	5,585	7,880	59,987
16,933	3,972	19,616	22,876	27,207
16,102	17,996	24,877	23,443	28,350
16,096	16,696	18,664	17,500	44,408
111,306	5,398	48,058	24,822	150,471
307	8,716	76,839	38,429	243,705
—	86,907	—	—	—
123	260,252	14,663	7,740	42,101
44,030	44,530	44,530	44,530	44,530
6,654	9,211	42,888	28,997	108,877

305,534	1,382,819	10,320,898	5,545,921	21,661,547
(256,695)	(1,127)	—	(11,806)	(79,486)

48,839	1,381,692	10,320,898	5,534,115	21,582,061

184,480	(169,557)	(7,691,971)	(3,504,692)	(16,142,928)

46,849	2,385,354	73,039,427	54,779,699	246,122,174
—	—	(390,246)	—	—
(1,654)	—	(22,131)	(8,776)	—
—	(6,149,616)	—	—	—
—	—	—	(123,537)	—

45,195	(3,764,262)	72,627,050	54,647,386	246,122,174

1,560,310	(7,759,162)	(23,184,597)	(3,987,230)	(254,694,365)
—	—	(11,382,159)	680,025	(3,434,972)
226	—	(157)	470	—
—	(1,652,986)	—	—	—
—	—	—	150,119	—

1,560,536	(9,412,148)	(34,566,913)	(3,156,616)	(258,129,337)

1,605,731	(13,176,410)	38,060,137	51,490,770	(12,007,163)

$1,790,211	$(13,345,967)	$30,368,166	$47,986,078	$(28,150,091)

Wasatch Funds

Statements of Operations (continued)

	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund

Investment Income:
Interest	$945,694	$252,159	$15,020
Dividends[1]
Unaffiliated issuers	18,738,023	2,835,420	71,748

Total investment income	19,683,717	3,087,579	86,768

Expenses:
Investment advisory fees	15,903,674	7,833,666	214,045
Shareholder servicing fees — Investor Class	621,229	676,183	29,372
Shareholder servicing fees — Institutional Class	19,530	4,444	3,554
Fund administration fees	165,392	87,646	3,176
Fund accounting fees	120,932	65,801	6,180
Reports to shareholders — Investor Class	45,418	43,530	10,814
Reports to shareholders — Institutional Class	57,795	22,207	8,142
Custody fees	27,387	14,894	2,446
Federal and state registration fees — Investor Class	44,429	28,634	16,110
Federal and state registration fees — Institutional Class	51,140	25,233	16,581
Legal fees	118,766	61,609	2,095
Trustees’ fees	187,695	105,634	3,213
Interest	—	14,649	2,894
Audit fees	44,530	44,530	44,530
Other expenses	84,444	56,253	7,141

Total expenses before reimbursement	17,492,361	9,084,913	370,293
Reimbursement of expenses by Advisor	(100,777)	(69,941)	(111,179)

Net Expenses	17,391,584	9,014,972	259,114

Net Investment Income (Loss)	2,292,133	(5,927,393)	(172,346)

Realized Gain (Loss):
Investments sold	74,790,975	(527,827)	1,063,632
Foreign currency transactions	—	904	—

Net realized gain (loss)	74,790,975	(526,923)	1,063,632

Change in Unrealized Appreciation (Depreciation):
Investments	(113,471,793)	(113,499,037)	(1,049,231)
Investments in affiliates	—	30,298,805	—

Net change in unrealized depreciation	(113,471,793)	(83,200,232)	(1,049,231)

Net gain (loss) on investments	(38,680,818)	(83,727,155)	14,401

Net Decrease in Net Assets Resulting from Operations	$(36,388,685)	$(89,654,548)	$(157,945)

[1]	Net of $0, $19,405, $0 and $0 in foreign withholding taxes, respectively.

See Notes to Financial Statements.

YEAR ENDED SEPTEMBER 30, 2025

U.S. Treasury Fund

$6,730,629

—

6,730,629

743,402
178,879
—
16,101
12,069
26,889
—
2,854
25,119
—
11,189
18,693
2,841
44,530
10,097

1,092,663
—

1,092,663

5,637,966

(15,425,935)
—

(15,425,935)

(5,915,241)
—

(5,915,241)

(21,341,176)

$(15,703,210)

Wasatch Funds

Statements of Changes in Net Assets

	Core Growth Fund		Emerging India Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

Operations:
Net investment loss	$(30,319,511)	$(20,220,981)	$(5,696,448)	$(5,606,553)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	304,816,261	368,457,766	86,919,707	69,024,072
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(591,090,801)	756,491,619	(169,637,915)	102,413,423

Net increase (decrease) in net assets resulting from operations	(316,594,051)	1,104,728,404	(88,414,656)	165,830,942

Distributions to shareholders from distributable earnings
Investor Class	(179,457,939)	—	(48,983,862)	(11,365,507)
Institutional Class	(225,112,584)	—	(57,079,015)	(12,771,820)

Capital share transactions:
Investor Class
Shares sold	307,171,048	409,355,131	44,815,210	72,872,140
Shares issued to holders in reinvestment of dividends	168,137,220	—	48,604,761	11,221,774
Shares redeemed	(557,076,583)	(398,175,281)	(106,160,805)	(83,986,788)
Redemption fees	59,985	61,144	46,030	25,143

Net increase (decrease)	(81,708,330)	11,240,994	(12,694,804)	132,269

Institutional Class
Shares sold	727,122,182	954,587,176	51,951,472	96,686,841
Shares issued to holders in reinvestment of dividends	208,767,815	—	55,108,532	11,967,778
Shares redeemed	(758,763,611)	(442,294,984)	(100,225,202)	(66,808,177)
Redemption fees	82,209	15,160	7,678	1,058

Net increase (decrease)	177,208,595	512,307,352	6,842,480	41,847,500

Total increase (decrease) in net assets	(625,664,309)	1,628,276,750	(200,329,857)	183,673,384

Net assets:
Beginning of period	4,847,227,842	3,218,951,092	722,714,913	539,041,529

End of period	$4,221,563,533	$4,847,227,842	$522,385,056	$722,714,913

Capital share transactions — shares:
Investor Class
Shares sold	3,498,487	4,870,007	7,684,905	11,604,335
Shares issued to holders in reinvestment of dividends	1,762,999	—	8,280,198	1,842,656
Shares redeemed	(6,387,477)	(4,720,438)	(18,657,193)	(13,392,218)

Net increase (decrease) in shares outstanding	(1,125,991)	149,569	(2,692,090)	54,773

Institutional Class
Shares sold	8,125,721	11,022,746	8,839,031	14,815,897
Shares issued to holders in reinvestment of dividends	2,141,648	—	9,215,474	1,936,534
Shares redeemed	(8,455,017)	(5,018,951)	(16,275,048)	(10,360,460)

Net increase (decrease) in shares outstanding	1,812,352	6,003,795	1,779,457	6,391,971

See Notes to Financial Statements.

SEPTEMBER 30, 2025

Emerging Markets Select Fund		Emerging Markets Small Cap Fund		Frontier Emerging Small Countries Fund
Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

$(1,084,268)	$(1,507,267)	$(1,885,453)	$(2,346,257)	$(288,261)	$(316,965)
2,094,186	(65,344,356)	57,716,899	11,714,251	3,662,545	4,219,904
(15,147,732)	158,811,855	(88,624,172)	57,045,130	(3,012,442)	6,065,493

(14,137,814)	91,960,232	(32,792,726)	66,413,124	361,842	9,968,432

—	—	(7,426,127)	—	(220,988)	—
—	—	(10,952,207)	—	(66,965)	—

10,012,384	17,605,556	9,306,161	15,807,054	1,948,866	2,106,230
—	—	7,221,842	—	206,402	—
(22,420,640)	(26,625,603)	(43,709,778)	(36,736,394)	(7,032,235)	(9,479,446)
7,335	2,480	905	665	5,937	1,975

(12,400,921)	(9,017,567)	(27,180,870)	(20,928,675)	(4,871,030)	(7,371,241)

72,905,343	129,828,878	21,410,961	29,843,844	1,637,978	2,822,794
—	—	10,853,848	—	56,437	—
(196,058,054)	(214,010,886)	(98,160,842)	(56,472,410)	(1,641,170)	(828,988)
5,186	4,865	1,846	740	17	237

(123,147,525)	(84,177,143)	(65,894,187)	(26,627,826)	53,262	1,994,043

(149,686,260)	(1,234,478)	(144,246,117)	18,856,623	(4,743,879)	4,591,234

451,048,964	452,283,442	354,713,613	335,856,990	39,598,873	35,007,639

$301,362,704	$451,048,964	$210,467,496	$354,713,613	$34,854,994	$39,598,873

574,111	1,094,036	3,311,667	5,220,365	541,117	639,993
—	—	2,507,584	—	57,494	—
(1,307,827)	(1,660,578)	(15,821,274)	(12,633,615)	(1,922,333)	(2,955,723)

(733,716)	(566,542)	(10,002,023)	(7,413,250)	(1,323,722)	(2,315,730)

4,154,813	7,923,787	7,515,012	10,080,000	435,502	859,971
—	—	3,717,071	—	15,420	—
(10,903,110)	(13,159,886)	(34,229,975)	(18,940,524)	(450,356)	(257,924)

(6,748,297)	(5,236,099)	(22,997,892)	(8,860,524)	566	602,047

Wasatch Funds

Statements of Changes in Net Assets (continued)

	Global Opportunities Fund		Global Select Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

Operations:
Net investment income (loss)	$(1,769,537)	$(1,769,343)	$(74,026)	$(78,180)
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	11,269,350	14,532,658	1,707,038	(383,719)
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(20,549,369)	35,128,717	(1,473,737)	3,481,142

Net increase (decrease) in net assets resulting from operations	(11,049,556)	47,892,032	159,275	3,019,243

Distributions to shareholders from distributable earnings
Investor Class	(9,949,233)	—	—	—
Institutional Class	(6,294,483)	—	—	—

Capital share transactions:
Investor Class
Shares sold	5,253,447	8,915,951	705,985	281,767
Shares issued to holders in reinvestment of dividends	9,789,166	—	—	—
Shares redeemed	(19,313,000)	(28,445,065)	(2,179,230)	(1,669,206)
Redemption fees	2,363	1,144	429	151

Net decrease	(4,268,024)	(19,527,970)	(1,472,816)	(1,387,288)

Institutional Class
Shares sold	31,659,118	22,536,310	1,378,886	267,572
Shares issued to holders in reinvestment of dividends	6,167,666	—	—	—
Shares redeemed	(31,810,325)	(29,282,727)	(2,414,846)	(1,266,441)
Redemption fees	445	70	—	—

Net increase (decrease)	6,016,904	(6,746,347)	(1,035,960)	(998,869)

Total increase (decrease) in net assets	(25,544,392)	21,617,715	(2,349,501)	633,086

Net assets:
Beginning of period	208,387,646	186,769,931	15,145,422	14,512,336

End of period	$182,843,254	$208,387,646	$12,795,921	$15,145,422

Capital share transactions — shares:
Investor Class
Shares sold	1,207,904	2,144,745	56,278	25,340
Shares issued to holders in reinvestment of dividends	2,175,370	—	—	—
Shares redeemed	(4,453,537)	(7,006,417)	(175,766)	(149,246)

Net decrease in shares outstanding	(1,070,263)	(4,861,672)	(119,488)	(123,906)

Institutional Class
Shares sold	7,182,848	5,324,025	107,554	23,099
Shares issued to holders in reinvestment of dividends	1,352,558	—	—	—
Shares redeemed	(7,397,877)	(6,720,824)	(186,483)	(109,558)

Net increase (decrease) in shares outstanding	1,137,529	(1,396,799)	(78,929)	(86,459)

See Notes to Financial Statements.

SEPTEMBER 30, 2025

Global Value Fund		International Growth Fund		International Opportunities Fund
Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

$3,303,460	$4,111,150	$(418,191)	$(223,350)	$(451,872)	$(1,646,378)
6,332,326	7,708,349	67,132,903	42,243,186	32,864,511	23,142,386
12,448,659	16,005,212	(55,257,875)	29,348,847	(39,694,310)	25,899,567

22,084,445	27,824,711	11,456,837	71,368,683	(7,281,671)	47,395,575

(8,872,339)	(3,461,516)	(31,190,381)	—	—	—
(1,321,244)	(933,930)	(11,108,889)	—	—	—

5,308,717	3,536,036	7,858,038	11,667,220	1,627,647	1,006,399
8,582,882	3,341,952	29,379,154	—	—	—
(16,775,991)	(23,626,912)	(47,422,328)	(74,156,160)	(12,977,919)	(14,200,148)
2,906	1,637	10,868	478	97	28

(2,881,486)	(16,747,287)	(10,174,268)	(62,488,462)	(11,350,175)	(13,193,721)

1,659,572	8,093,577	3,342,300	14,716,613	2,495,865	25,855,981
1,318,755	932,998	11,037,132	—	—	—
(2,574,766)	(27,916,990)	(64,615,318)	(180,179,807)	(81,728,978)	(194,952,279)
5	—	4	—	—	582

403,566	(18,890,415)	(50,235,882)	(165,463,194)	(79,233,113)	(169,095,716)

9,412,942	(12,208,437)	(91,252,583)	(156,582,973)	(97,864,959)	(134,893,862)

132,031,304	144,239,741	298,071,746	454,654,719	146,374,403	281,268,265

$141,444,246	$132,031,304	$206,819,163	$298,071,746	$48,509,444	$146,374,403

530,713	387,626	345,634	499,146	527,971	338,277
900,770	358,956	1,384,503	—	—	—
(1,686,789)	(2,609,353)	(2,036,430)	(3,186,863)	(4,238,607)	(4,744,307)

(255,306)	(1,862,771)	(306,293)	(2,687,717)	(3,710,636)	(4,406,030)

165,758	911,475	146,401	629,153	794,720	8,556,176
138,410	101,262	513,594	—	—	—
(260,427)	(3,069,196)	(2,883,817)	(7,662,183)	(26,273,862)	(62,020,991)

43,741	(2,056,459)	(2,223,822)	(7,033,030)	(25,479,142)	(53,464,815)

Wasatch Funds

Statements of Changes in Net Assets (continued)

	International Select Fund		International Value Fund[1]
	Year Ended September 30, 2025	Year Ended September 30, 2024	Period Ended September 30, 2025

Operations:
Net investment income (loss)	$(14,878)	$(10,557)	$184,480
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	257,720	(9,895)	45,195
Net realized loss on short positions	—	—	—
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	252,493	831,165	1,560,536

Net increase (decrease) in net assets resulting from operations	495,335	810,713	1,790,211

Distributions to shareholders from distributable earnings
Investor Class	—	—	(1,105)
Institutional Class	—	—	(1,216)

Capital share transactions:
Investor Class
Shares sold	1,142,130	444,971	6,081,640
Shares issued to holders in reinvestment of dividends	—	—	1,105
Shares redeemed	(405,790)	(802,412)	(445,472)
Redemption fees	2,211	46	2,157

Net increase (decrease)	738,551	(357,395)	5,639,430

Institutional Class
Shares sold	2,002	50,099	4,359,481
Shares issued to holders in reinvestment of dividends	—	—	1,216
Shares redeemed	(218,646)	(542,426)	(10)
Redemption fees	—	—	—

Net increase (decrease)	(216,644)	(492,327)	4,360,687

Total increase (decrease) in net assets	1,017,242	(39,009)	11,788,007

Net assets:
Beginning of period	3,967,335	4,006,344	—

End of period	$4,984,577	$3,967,335	$11,788,007

Capital share transactions — shares:
Investor Class
Shares sold	82,023	39,097	521,898
Shares issued to holders in reinvestment of dividends	—	—	112
Shares redeemed	(30,125)	(71,617)	(39,533)

Net increase (decrease) in shares outstanding	51,898	(32,520)	482,477

Institutional Class
Shares sold	163	4,887	407,297
Shares issued to holders in reinvestment of dividends	—	—	123
Shares redeemed	(16,637)	(46,543)	(1)

Net increase (decrease) in shares outstanding	(16,474)	(41,656)	407,419

[1]	Fund inception date was November 29, 2024.

See Notes to Financial Statements.

SEPTEMBER 30, 2025

Long/Short Alpha Fund		Micro Cap Fund		Micro Cap Value Fund
Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

$(169,557)	$(172,348)	$(7,691,971)	$(8,600,636)	$(3,504,692)	$(1,352,452)
2,385,354	674,487	72,627,050	50,648,343	54,647,386	24,835,343
(6,149,616)	(986,116)	—	—	—	—
(9,412,148)	15,187,667	(34,566,913)	133,224,676	(3,156,616)	61,540,978

(13,345,967)	14,703,690	30,368,166	175,272,383	47,986,078	85,023,869

—	—	—	—	—	—
—	—	—	—	—	—

5,634,655	17,321,162	27,109,567	42,879,566	31,243,864	29,192,386
—	—	—	—	—	—
(18,277,170)	(4,918,404)	(105,205,813)	(114,456,828)	(48,453,323)	(69,346,071)
3,538	12,196	21,124	20,313	12,623	11,331

(12,638,977)	12,414,954	(78,075,122)	(71,556,949)	(17,196,836)	(40,142,354)

5,043,055	22,361,984	10,708,062	23,716,143	13,131,897	17,342,523
—	—	—	—	—	—
(15,125,166)	(5,085,032)	(22,138,931)	(29,491,200)	(19,348,874)	(10,947,881)
115	247	400	22	1,060	3

(10,081,996)	17,277,199	(11,430,469)	(5,775,035)	(6,215,917)	6,394,645

(36,066,940)	44,395,843	(59,137,425)	97,940,399	24,573,325	51,276,160

78,870,114	34,474,271	681,895,383	583,954,984	328,269,524	276,993,364

$42,803,174	$78,870,114	$622,757,958	$681,895,383	$352,842,849	$328,269,524

395,464	1,264,303	3,436,013	6,014,495	7,528,549	8,514,560
—	—	—	—	—	—
(1,355,128)	(356,616)	(13,429,302)	(16,490,471)	(11,867,038)	(20,314,338)

(959,664)	907,687	(9,993,289)	(10,475,976)	(4,338,489)	(11,799,778)

341,737	1,584,313	1,357,917	3,332,582	3,237,866	4,748,377
—	—	—	—	—	—
(1,096,984)	(359,196)	(2,804,720)	(4,443,462)	(4,661,122)	(3,198,450)

(755,247)	1,225,117	(1,446,803)	(1,110,880)	(1,423,256)	1,549,927

Wasatch Funds

Statements of Changes in Net Assets (continued)

	Small Cap Growth Fund		Small Cap Value Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

Operations:
Net investment income (loss)	$(16,142,928)	$(19,452,186)	$2,292,133	$1,048,572
Net realized gain (loss) on investments, foreign currency translations and foreign capital gains taxes	246,122,174	(11,567,701)	74,790,975	224,280,302
Change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred foreign capital gains taxes	(258,129,337)	470,554,828	(113,471,793)	177,777,367

Net increase (decrease) in net assets resulting from operations	(28,150,091)	439,534,941	(36,388,685)	403,106,241

Distributions to shareholders from distributable earnings
Investor Class	—	—	(88,543,286)	(21,366,448)
Institutional Class	—	—	(150,322,748)	(29,326,831)

Capital share transactions:
Investor Class
Shares sold	80,957,173	55,961,450	74,618,675	125,806,693
Shares issued to holders in reinvestment of dividends	—	—	85,643,937	20,731,145
Shares redeemed	(217,817,136)	(195,396,129)	(135,485,461)	(213,541,277)
Redemption fees	13,997	14,578	22,448	32,797

Net increase (decrease)	(136,845,966)	(139,420,101)	24,799,599	(66,970,642)

Institutional Class
Shares sold	143,621,063	213,947,021	329,981,592	280,181,042
Shares issued to holders in reinvestment of dividends	—	—	145,291,008	28,015,241
Shares redeemed	(404,212,419)	(462,607,801)	(283,966,371)	(163,876,254)
Redemption fees	26,441	21,938	12,784	6,126

Net increase (decrease)	(260,564,915)	(248,638,842)	191,319,013	144,326,155

Total increase (decrease) in net assets	(425,560,972)	51,475,998	(59,136,107)	429,768,475

Net assets:
Beginning of period	2,150,491,470	2,099,015,472	1,662,793,827	1,233,025,352

End of period	$1,724,930,498	$2,150,491,470	$1,603,657,720	$1,662,793,827

Capital share transactions — shares:
Investor Class
Shares sold	2,022,067	1,585,340	7,443,583	12,028,537
Shares issued to holders in reinvestment of dividends	—	—	8,086,520	2,056,661
Shares redeemed	(5,569,864)	(5,555,837)	(13,979,129)	(21,091,956)

Net increase (decrease) in shares outstanding	(3,547,797)	(3,970,497)	1,550,974	(7,006,758)

Institutional Class
Shares sold	3,550,052	6,014,600	32,822,879	26,628,392
Shares issued to holders in reinvestment of dividends	—	—	13,553,266	2,746,592
Shares redeemed	(9,902,945)	(12,674,580)	(27,948,847)	(15,805,756)

Net increase (decrease) in shares outstanding	(6,352,893)	(6,659,980)	18,427,298	13,569,228

See Notes to Financial Statements.

SEPTEMBER 30, 2025

Ultra Growth Fund		U.S. Select Fund		U.S. Treasury Fund
Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024

$(5,927,393)	$(9,373,265)	$(172,346)	$(126,697)	$5,637,966	$6,352,648
(526,923)	49,917,522	1,063,632	930,009	(15,425,935)	(84,009,114)
(83,200,232)	223,152,783	(1,049,231)	3,601,209	(5,915,241)	104,219,264

(89,654,548)	263,697,040	(157,945)	4,404,521	(15,703,210)	26,562,798

—	—	(320,026)	—	(5,582,922)	(6,385,147)
—	—	(569,990)	—	—	—

30,927,424	68,817,925	2,118,969	7,197,299	30,763,758	35,134,728
—	—	319,929	—	5,300,480	5,983,323
(229,080,206)	(409,931,728)	(6,006,666)	(3,374,002)	(56,297,904)	(113,364,949)
17,815	22,710	2,194	1,586	24,369	17,553

(198,134,967)	(341,091,093)	(3,565,574)	3,824,883	(20,209,297)	(72,229,345)

35,835,356	88,891,343	5,272,232	10,450,783	—	—
—	—	569,990	—	—	—
(197,365,964)	(224,001,931)	(7,410,718)	(4,558,508)	—	—
7,467	929	685	10	—	—

(161,523,141)	(135,109,659)	(1,567,811)	5,892,285	—	—

(449,312,656)	(212,503,712)	(6,181,346)	14,121,689	(41,495,429)	(52,051,694)

966,113,516	1,178,617,228	26,590,849	12,469,160	185,134,797	237,186,491

$516,800,860	$966,113,516	$20,409,503	$26,590,849	$143,639,368	$185,134,797

932,596	2,294,140	142,725	517,916	2,923,088	3,129,556
—	—	20,300	—	502,968	519,477
(7,169,027)	(13,594,935)	(414,842)	(236,696)	(5,335,852)	(10,254,526)

(6,236,431)	(11,300,795)	(251,817)	281,220	(1,909,796)	(6,605,493)

1,088,426	2,895,023	356,956	735,817	—	—
—	—	36,053	—	—	—
(6,340,677)	(7,626,513)	(490,331)	(315,996)	—	—

(5,252,251)	(4,731,490)	(97,322)	419,821	—	—

Wasatch Funds

Statement of Cash Flows

Long/Short Alpha Fund Year Ended September 30, 2025

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(13,345,967)
Adjustments to reconcile net increase in net assets resulting from operations	—
Long-term investments purchased	(29,352,099)
Long-term investments sold	52,953,571
Purchases to cover securities sold short	(28,519,036)
Securities sold short	15,251,458
Decrease in dividends and interest receivable	11,173
Decrease in prepaid expenses and other assets	439
Decrease in investment securities purchased payable	(405,105)
Decrease in dividend payable on securities sold short	(720)
Decrease in accrued fund administration fees	(322)
Decrease in payable to Advisor	(34,072)
Decrease in accrued expenses and other liabilities	(14,120)
Net realized gain from unaffiliated investments	(2,385,354)
Net realized loss from securities sold short	6,149,616
Net change in unrealized depreciation on unaffiliated investments	7,759,162
Net change in unrealized depreciation on securities sold short	1,652,986

Net cash from operating activities	9,721,610

Cash flows from financing activities:
Proceeds from shares sold	10,675,948
Payment on shares redeemed	(33,218,365)
Redemption fees	3,653

Net cash from financing activities	(22,538,764)

Net decrease in cash	(12,817,154)
Cash at beginning of year	20,736,495

Cash at end of year	$7,919,341

Supplemental Disclosure of Cash Flow Information:
Dividend on securities sold short during the year	$86,907
Interest expense paid during the year	260,252

See Notes to Financial Statements.

(This page intentionally left blank.)

Wasatch Funds

Financial Highlights

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Core Growth Fund — Investor Class
Year ended 9/30/25	$96.94	(0.73)	(4.84)	(5.57)	—	[4]	—	(8.28)	(8.28)
Year ended 9/30/24	$73.66	(0.47)	23.75	23.28	—	[4]	—	—	—
Year ended 9/30/23	$61.04	(0.39)	13.47	13.08	—	[4]	—	(0.46)	(0.46)
Year ended 9/30/22	$104.75	(0.48)	(27.40)	(27.88)	—	[4]	—	(15.83)	(15.83)
Year ended 9/30/21	$77.61	(0.63)	34.37	33.74	—	[4]	—	(6.60)	(6.60)
Core Growth Fund — Institutional Class
Year ended 9/30/25	$98.90	(0.54)	(5.08)	(5.62)	—	[4]	—	(8.28)	(8.28)
Year ended 9/30/24	$75.06	(0.37)	24.21	23.84	—	[4]	—	—	—
Year ended 9/30/23	$62.13	(0.28)	13.67	13.39	—	[4]	—	(0.46)	(0.46)
Year ended 9/30/22	$106.20	(0.41)	(27.83)	(28.24)	—	[4]	—	(15.83)	(15.83)
Year ended 9/30/21	$78.53	(0.50)	34.77	34.27	—	[4]	—	(6.60)	(6.60)
Emerging India Fund — Investor Class
Year ended 9/30/25	$7.37	(0.09)	(0.77)	(0.86)	—	[4]	—	(1.15)	(1.15)
Year ended 9/30/24	$5.90	(0.06)	1.79	1.73	—	[4]	—	(0.26)	(0.26)
Year ended 9/30/23	$5.67	(0.04)	0.33	0.29	—	[4]	—	(0.06)	(0.06)
Year ended 9/30/22	$6.95	(0.06)	(0.92)	(0.98)	—	[4]	—	(0.30)	(0.30)
Year ended 9/30/21	$4.22	(0.05)	2.78	2.73	—	[4]	—	—	—
Emerging India Fund — Institutional Class
Year ended 9/30/25	$7.49	(0.05)	(0.82)	(0.87)	—	[4]	—	(1.15)	(1.15)
Year ended 9/30/24	$5.98	(0.04)	1.81	1.77	—	[4]	—	(0.26)	(0.26)
Year ended 9/30/23	$5.74	(0.05)	0.35	0.30	—	[4]	—	(0.06)	(0.06)
Year ended 9/30/22	$7.03	(0.06)	(0.93)	(0.99)	—	[4]	—	(0.30)	(0.30)
Year ended 9/30/21	$4.26	(0.05)	2.82	2.77	—	[4]	—	—	—
Emerging Markets Select Fund — Investor Class
Year ended 9/30/25	$18.17	(0.21)	(0.42)	(0.63)	—	[4]	—	—	—
Year ended 9/30/24	$14.73	(0.14)	3.58	3.44	—	[4]	—	—	—
Year ended 9/30/23	$13.34	(0.04)	1.43	1.39	—	[4]	—	—	—
Year ended 9/30/22	$22.49	(0.17)	(8.93)	(9.10)	0.04		—	(0.09)	(0.09)
Year ended 9/30/21	$14.40	0.11	7.97	8.08	0.01		—	—	—
Emerging Markets Select Fund — Institutional Class
Year ended 9/30/25	$18.69	(0.11)	(0.50)	(0.61)	—	[4]	—	—	—
Year ended 9/30/24	$15.11	(0.06)	3.64	3.58	—	[4]	—	—	—
Year ended 9/30/23	$13.66	—	1.45	1.45	—	[4]	—	—	—
Year ended 9/30/22	$23.01	(0.04)	(9.22)	(9.26)	—	[4]	—	(0.09)	(0.09)
Year ended 9/30/21	$14.71	(0.03)	8.33	8.30	—	[4]	—	—	—
Emerging Markets Small Cap Fund — Investor Class
Year ended 9/30/25	$3.27	(0.07)	(0.23)	(0.30)	—	[4]	—	(0.18)	(0.18)
Year ended 9/30/24	$2.69	(0.04)	0.62	0.58	—	[4]	—	—	—
Year ended 9/30/23	$2.47	(0.05)	0.35	0.30	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$4.23	(0.05)	(1.46)	(1.51)	—	[4]	(0.01)	(0.24)	(0.25)
Year ended 9/30/21	$3.02	(0.03)	1.49	1.46	—	[4]	—	(0.25)	(0.25)
Emerging Markets Small Cap Fund — Institutional Class
Year ended 9/30/25	$3.32	(0.01)	(0.29)	(0.30)	—	[4]	—	(0.18)	(0.18)
Year ended 9/30/24	$2.73	(0.02)	0.61	0.59	—	[4]	—	—	—
Year ended 9/30/23	$2.50	(0.02)	0.33	0.31	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$4.27	(0.02)	(1.49)	(1.51)	—	[4]	(0.01)	(0.25)	(0.26)
Year ended 9/30/21	$3.04	(0.03)	1.51	1.48	—	[4]	—	(0.25)	(0.25)
Frontier Emerging Small Countries Fund — Investor Class
Year ended 9/30/25	$3.75	(0.05)	0.10	0.05	—	[4]	(0.03)	—	(0.03)
Year ended 9/30/24	$2.86	(0.04)	0.93	0.89	—	[4]	—	—	—
Year ended 9/30/23	$2.45	(0.05)	0.46	0.41	—	[4]	—	—	—
Year ended 9/30/22	$4.40	(0.03)	(1.89)	(1.92)	—	[4]	(0.03)	—	(0.03)
Year ended 9/30/21	$3.02	(0.07)	1.45	1.38	—	[4]	—	—	—

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$83.09	(6.84)	1.16	5 8	1.16	5 8	(0.72)	(0.72)	$1,716,729	46%
$96.94	31.60	1.17	[5]	1.17	[5]	(0.56)	(0.56)	$2,112,156	36%
$73.66	21.51	1.17	5 8	1.17	5 8	(0.53)	(0.53)	$1,593,801	33%
$61.04	(31.47)	1.19	5 8	1.19	5 8	(0.59)	(0.59)	$1,356,653	29%
$104.75	44.82	1.17	[5]	1.17	[5]	(0.65)	(0.65)	$2,174,178	35%

$85.00	(6.75)	1.05	5 8	1.06	5 8	(0.61)	(0.62)	$2,504,835	46%
$98.90	31.75	1.05	[5]	1.06	[5]	(0.45)	(0.46)	$2,735,072	36%
$75.06	21.64	1.06	5 8	1.06	5 8	(0.42)	(0.42)	$1,625,150	33%
$62.13	(31.37)	1.05	5 8	1.06	5 8	(0.46)	(0.46)	$1,275,470	29%
$106.20	44.98	1.05	[5]	1.05	[5]	(0.54)	(0.55)	$1,865,201	35%

$5.36	(13.04)	1.51	6 7	1.51	6 7	(1.03)	(1.03)	$217,006	34%
$7.37	30.32	1.50	5 8	1.50	5 8	(1.00)	(1.00)	$318,082	29%
$5.90	5.23	1.50	5 8	1.50	5 8	(0.92)	(0.92)	$254,155	26%
$5.67	(14.79)	1.51	5 8	1.51	5 8	(1.13)	(1.13)	$227,767	25%
$6.95	64.69	1.52	[5]	1.52	[5]	(1.15)	(1.15)	$258,617	21%

$5.47	(12.94)	1.39	6 7	1.39	6 7	(0.89)	(0.89)	$305,379	34%
$7.49	30.59	1.37	5 8	1.37	5 8	(0.86)	(0.86)	$404,633	29%
$5.98	5.34	1.36	5 8	1.36	5 8	(0.79)	(0.79)	$284,887	26%
$5.74	(14.77)	1.38	5 8	1.38	5 8	(1.01)	(1.01)	$313,825	25%
$7.03	65.02	1.37	[5]	1.37	[5]	(0.97)	(0.97)	$358,401	21%

$17.54	(3.47)	1.37	6 7	1.37	6 7	(0.48)	(0.48)	$48,007	28%
$18.17	23.35	1.37	6 7	1.37	6 7	(0.56)	(0.56)	$63,062	34%
$14.73	10.42	1.36	5 8	1.36	5 8	(0.31)	(0.31)	$59,458	14%
$13.34	(40.42)	1.32	5 8	1.32	5 8	(0.73)	(0.73)	$52,571	31%
$22.49	56.18	1.37	[5]	1.37	[5]	(0.55)	(0.55)	$93,932	20%

$18.08	(3.26)	1.13	6 7	1.13	6 7	(0.25)	(0.25)	$253,356	28%
$18.69	23.69	1.12	6 7	1.12	6 7	(0.30)	(0.30)	$387,987	34%
$15.11	10.61	1.13	5 8	1.13	5 8	(0.06)	(0.06)	$392,825	14%
$13.66	(40.40)	1.14	5 8	1.14	5 8	(0.40)	(0.40)	$290,912	31%
$23.01	56.42	1.18	[5]	1.18	[5]	(0.44)	(0.44)	$170,294	20%

$2.79	(9.31)	1.95	5 8	2.05	5 8	(0.79)	(0.89)	$88,270	38%
$3.27	21.56	1.96	6 7	2.00	6 7	(0.79)	(0.83)	$135,893	27%
$2.69	12.39	1.96	6 7	1.96	6 7	(0.72)	(0.72)	$131,823	21%
$2.47	(37.93)	1.91	6 7	1.91	6 7	(0.74)	(0.74)	$153,161	36%
$4.23	50.23	1.88	[5]	1.88	[5]	(1.07)	(1.07)	$322,350	22%

$2.84	(9.15)	1.80	5 8	1.84	5 8	(0.64)	(0.67)	$122,197	38%
$3.32	21.61	1.81	6 7	1.81	6 7	(0.63)	(0.63)	$218,820	27%
$2.73	12.66	1.78	6 7	1.78	6 7	(0.51)	(0.51)	$204,034	21%
$2.50	(37.75)	1.78	6 7	1.78	6 7	(0.58)	(0.58)	$224,736	36%
$4.27	50.53	1.76	[5]	1.76	[5]	(0.94)	(0.94)	$321,008	22%

$3.77	1.27	2.15	5 8	2.37	5 8	(0.83)	(1.04)	$27,200	60%
$3.75	31.12	2.16	6 7	2.34	6 7	(0.90)	(1.09)	$31,994	28%
$2.86	16.73	2.16	6 7	2.31	6 7	(0.91)	(1.05)	$30,980	29%
$2.45	(43.89)	2.15	5 8	2.29	5 8	(1.13)	(1.26)	$30,132	44%
$4.40	45.70	2.12	[5]	2.12	[5]	(1.33)	(1.33)	$52,307	39%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Frontier Emerging Small Countries Fund — Institutional Class
Year ended 9/30/25	$3.83	(0.03)	0.08	0.05	—	[4]	(0.03)	—	(0.03)
Year ended 9/30/24	$2.91	(0.01)	0.93	0.92	—	[4]	—	—	—
Year ended 9/30/23	$2.48	(0.19)	0.62	0.43	—		—	—	—
Year ended 9/30/22	$4.46	(0.03)	(1.91)	(1.94)	—	[4]	(0.04)	—	(0.04)
Year ended 9/30/21	$3.05	(0.04)	1.45	1.41	—	[4]	—	—	—
Global Opportunities Fund — Investor Class
Year ended 9/30/25	$4.77	(0.05)	(0.16)	(0.21)	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/24	$3.74	(0.05)	1.08	1.03	—	[4]	—	—	—
Year ended 9/30/23	$3.39	(0.04)	0.47	0.43	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$5.83	(0.04)	(1.96)	(2.00)	—	[4]	(0.01)	(0.43)	(0.44)
Year ended 9/30/21	$3.92	(0.04)	2.05	2.01	—	[4]	—	(0.10)	(0.10)
Global Opportunities Fund — Institutional Class
Year ended 9/30/25	$4.83	(0.04)	(0.17)	(0.21)	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/24	$3.78	(0.04)	1.09	1.05	—	[4]	—	—	—
Year ended 9/30/23	$3.42	(0.02)	0.46	0.44	—	[4]	—	(0.08)	(0.08)
Year ended 9/30/22	$5.88	(0.03)	(1.99)	(2.02)	—	[4]	(0.01)	(0.43)	(0.44)
Year ended 9/30/21	$3.94	(0.05)	2.09	2.04	—	[4]	—	(0.10)	(0.10)
Global Select Fund — Investor Class
Year ended 9/30/25	$12.56	(0.28)	0.40	0.12	—	[4]	—	—	—
Year ended 9/30/24	$10.26	(0.16)	2.46	2.30	—	[4]	—	—	—
Year ended 9/30/23	$8.71	(0.06)	1.61	1.55	—	[4]	—	—	—
Year ended 9/30/22	$15.83	(0.10)	(5.24)	(5.34)	—	[4]	—	(1.78)	(1.78)
Year ended 9/30/21	$12.60	(0.12)	3.36	3.24	0.01		—	(0.02)	(0.02)
Global Select Fund — Institutional Class
Year ended 9/30/25	$12.81	(0.05)	0.22	0.17	—		—	—	—
Year ended 9/30/24	$10.43	(0.05)	2.43	2.38	—		—	—	—
Year ended 9/30/23	$8.82	(0.02)	1.63	1.61	—		—	—	—
Year ended 9/30/22	$15.94	(0.05)	(5.29)	(5.34)	—	[4]	—	(1.78)	(1.78)
Year ended 9/30/21	$12.64	(0.07)	3.39	3.32	—	[4]	—	(0.02)	(0.02)
Global Value Fund — Investor Class
Year ended 9/30/25	$10.15	0.26	1.44	1.70	—	[4]	(0.25)	(0.55)	(0.80)
Year ended 9/30/24	$8.52	0.27	1.65	1.92	—	[4]	(0.29)	—	(0.29)
Year ended 9/30/23	$8.00	0.25	1.05	1.30	—	[4]	(0.24)	(0.54)	(0.78)
Year ended 9/30/22	$9.24	0.23	(0.96)	(0.73)	—	[4]	(0.23)	(0.28)	(0.51)
Year ended 9/30/21	$6.56	0.18	2.65	2.83	—	[4]	(0.15)	—	(0.15)
Global Value Fund — Institutional Class
Year ended 9/30/25	$10.13	0.27	1.44	1.71	—	[4]	(0.26)	(0.55)	(0.81)
Year ended 9/30/24	$8.50	0.25	1.68	1.93	—		(0.30)	—	(0.30)
Year ended 9/30/23	$7.99	0.25	1.05	1.30	—		(0.25)	(0.54)	(0.79)
Year ended 9/30/22	$9.23	0.25	(0.97)	(0.72)	—	[4]	(0.24)	(0.28)	(0.52)
Year ended 9/30/21	$6.56	0.19	2.63	2.82	0.01		(0.16)	—	(0.16)
International Growth Fund — Investor Class
Year ended 9/30/25	$26.45	(0.06)	1.56	1.50	—	[4]	—	(4.22)	(4.22)
Year ended 9/30/24	$21.60	(0.09)	4.94	4.85	—	[4]	—	—	—
Year ended 9/30/23	$20.03	(0.03)	1.60	1.57	—	[4]	—	—	—
Year ended 9/30/22	$38.79	(0.07)	(15.16)	(15.23)	—	[4]	—	(3.53)	(3.53)
Year ended 9/30/21	$34.07	(0.17)	8.68	8.51	—	[4]	—	(3.79)	(3.79)
International Growth Fund — Institutional Class
Year ended 9/30/25	$26.74	1.26	0.27	1.53	—	[4]	—	(4.22)	(4.22)
Year ended 9/30/24	$21.80	0.43	4.51	4.94	—		—	—	—
Year ended 9/30/23	$20.20	0.08	1.52	1.60	—	[4]	—	—	—
Year ended 9/30/22	$39.04	(0.02)	(15.29)	(15.31)	—	[4]	—	(3.53)	(3.53)
Year ended 9/30/21	$34.24	(0.13)	8.72	8.59	—	[4]	—	(3.79)	(3.79)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$3.85	1.44	1.95	5 8	2.52	5 8	(0.62)	(1.19)	$7,655	60%
$3.83	31.62	1.96	6 7	2.52	6 7	(0.67)	(1.23)	$7,605	28%
$2.91	17.34	1.96	6 7	2.61	6 7	(0.83)	(1.47)	$4,027	29%
$2.48	(43.89)	1.95	5 8	2.08	5 8	(0.88)	(1.00)	$10,416	44%
$4.46	46.23	1.95	[5]	2.08	[5]	(1.13)	(1.26)	$17,490	39%

$4.18	(4.98)	1.48	5 8	1.48	5 8	(0.92)	(0.92)	$106,464	37%
$4.77	27.54	1.50	5 8	1.50	5 8	(0.96)	(0.96)	$126,784	32%
$3.74	12.76	1.50	6 7	1.50	6 7	(0.93)	(0.93)	$117,596	30%
$3.39	(36.97)	1.50	5 8	1.50	5 8	(1.00)	(1.00)	$107,048	33%
$5.83	51.70	1.46	[5]	1.46	[5]	(1.08)	(1.08)	$181,563	22%

$4.24	(4.91)	1.35	5 8	1.41	5 8	(0.79)	(0.84)	$76,379	37%
$4.83	27.78	1.35	5 8	1.40	5 8	(0.82)	(0.86)	$81,604	32%
$3.78	12.94	1.36	6 7	1.40	6 7	(0.79)	(0.83)	$69,174	30%
$3.42	(36.94)	1.35	5 8	1.38	5 8	(0.85)	(0.87)	$55,266	33%
$5.88	52.21	1.35	[5]	1.40	[5]	(0.96)	(1.01)	$74,144	22%

$12.68	0.96	1.36	6 7	2.81	6 7	(0.83)	(2.28)	$2,623	43%
$12.56	22.42	1.36	6 7	2.57	6 7	(0.81)	(2.02)	$4,098	21%
$10.26	17.80	1.36	5 8	2.57	5 8	(0.58)	(1.79)	$4,620	24%
$8.71	(37.76)	1.35	5 8	2.35	5 8	(0.77)	(1.77)	$3,879	30%
$15.83	25.84	1.35	[5]	2.17	[5]	(0.86)	(1.68)	$7,054	58%

$12.98	1.33	0.96	6 7	1.71	6 7	(0.42)	(1.17)	$10,173	43%
$12.81	22.82	0.96	6 7	1.67	6 7	(0.40)	(1.11)	$11,047	21%
$10.43	18.25	0.96	5 8	1.74	5 8	(0.18)	(0.96)	$9,892	24%
$8.82	(37.47)	0.95	5 8	1.53	5 8	(0.35)	(0.93)	$8,828	30%
$15.94	26.31	0.95	[5]	1.56	[5]	(0.46)	(1.07)	$12,385	58%

$11.05	18.13	1.10	5 8	1.16	5 8	2.52	2.46	$122,602	24%
$10.15	22.88	1.11	6 7	1.18	6 7	2.89	2.81	$115,169	25%
$8.52	16.16	1.11	5 8	1.18	5 8	2.80	2.73	$112,591	43%
$8.00	(8.55)	1.10	5 8	1.20	5 8	2.46	2.36	$102,983	47%
$9.24	43.20	1.10	[5]	1.18	[5]	1.97	1.89	$119,966	41%

$11.03	18.35	0.95	5 8	1.18	5 8	2.66	2.44	$18,842	24%
$10.13	23.12	0.95	6 7	1.14	6 7	3.11	2.93	$16,862	25%
$8.50	16.23	0.96	5 8	1.12	5 8	3.00	2.84	$31,649	43%
$7.99	(8.42)	0.95	5 8	1.14	5 8	2.89	2.71	$15,583	47%
$9.23	43.26	0.99	[5]	1.43	[5]	2.04	1.60	$7,163	41%

$23.73	7.50	1.47	5 8	1.47	5 8	(0.18)	(0.18)	$182,813	57%
$26.45	22.50	1.49	6 7	1.49	6 7	(0.11)	(0.11)	$211,932	34%
$21.60	7.84	1.41	5 8	1.41	5 8	0.08	0.08	$231,089	31%
$20.03	(42.98)	1.44	5 8	1.44	5 8	(0.14)	(0.14)	$279,608	20%
$38.79	26.59	1.41	[5]	1.41	[5]	(0.47)	(0.47)	$579,102	25%

$24.05	7.59	1.36	6 7	1.43	6 7	(0.18)	(0.26)	$24,006	57%
$26.74	22.66	1.36	6 7	1.38	6 7	0.01	(0.01)	$86,139	34%
$21.80	7.92	1.29	5 8	1.29	5 8	0.16	0.16	$223,565	31%
$20.20	(42.90)	1.33	5 8	1.33	5 8	(0.03)	(0.03)	$319,936	20%
$39.04	26.70	1.32	[5]	1.32	[5]	(0.38)	(0.38)	$699,377	25%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
International Opportunities Fund — Investor Class
Year ended 9/30/25	$3.27	(0.10)	0.03	(0.07)	—	[4]	—	—	—
Year ended 9/30/24	$2.72	(0.08)	0.63	0.55	—	[4]	—	—	—
Year ended 9/30/23	$2.51	(0.06)	0.27	0.21	—	[4]	—	—	—
Year ended 9/30/22	$5.26	(0.05)	(2.06)	(2.11)	—	[4]	—	(0.64)	(0.64)
Year ended 9/30/21	$4.64	(0.07)	0.79	0.72	—	[4]	—	(0.10)	(0.10)
International Opportunities Fund — Institutional Class
Year ended 9/30/25	$3.32	0.42	(0.48)	(0.06)	—	[4]	—	—	—
Year ended 9/30/24	$2.76	—	0.56	0.56	—	[4]	—	—	—
Year ended 9/30/23	$2.55	(0.02)	0.23	0.21	—	[4]	—	—	—
Year ended 9/30/22	$5.33	(0.03)	(2.11)	(2.14)	—	[4]	—	(0.64)	(0.64)
Year ended 9/30/21	$4.71	(0.05)	0.77	0.72	—	[4]	—	(0.10)	(0.10)
International Select Fund — Investor Class
Year ended 9/30/25	$12.55	(0.03)	1.65	1.62	0.01		—	—	—
Year ended 9/30/24	$10.25	(0.06)	2.36	2.30	—	[4]	—	—	—
Year ended 9/30/23	$8.90	(0.07)	1.42	1.35	—	[4]	—	—	—
Year ended 9/30/22	$14.96	(0.10)	(5.97)	(6.07)	0.01		—	—	—
Year ended 9/30/21	$12.61	(0.07)	2.41	2.34	0.01		—	—	—
International Select Fund — Institutional Class
Year ended 9/30/25	$12.81	0.03	1.69	1.72	—		—	—	—
Year ended 9/30/24	$10.43	0.05	2.33	2.38	—		—	—	—
Year ended 9/30/23	$9.01	0.03	1.39	1.42	—		—	—	—
Year ended 9/30/22	$15.10	(0.04)	(6.05)	(6.09)	—		—	—	—
Year ended 9/30/21	$12.69	— [4]	2.41	2.41	—		—	—	—
International Value Fund — Investor Class
Period ended 9/30/25[11]	$10.00	0.17	3.09	3.26	—	[4]	(0.01)	—	(0.01)
International Value Fund — Institutional Class
Period ended 9/30/25[11]	$10.00	0.27	2.99	3.26	—		(0.01)	—	(0.01)
Long/Short Alpha Fund — Investor Class
Year ended 9/30/25	$15.36	(0.07)	(2.76)	(2.83)	—	[4]	—	—	—
Year ended 9/30/24	$11.51	(0.02)	3.87	3.85	—	[4]	—	—	—
Year ended 9/30/23	$9.01	(0.08)	2.59	2.51	—	[4]	—	(0.01)	(0.01)
Year ended 9/30/22[9]	$10.00	(0.16)	(0.83)	(0.99)	—	[4]	—	—	—
Long/Short Alpha Fund — Institutional Class
Year ended 9/30/25	$15.44	(0.04)	(2.80)	(2.84)	—	[4]	—	—	—
Year ended 9/30/24	$11.56	0.02	3.86	3.88	—	[4]	—	—	—
Year ended 9/30/23	$9.03	(0.12)	2.66	2.54	—	[4]	—	(0.01)	(0.01)
Year ended 9/30/22[9]	$10.00	(0.13)	(0.84)	(0.97)	—	[4]	—	—	—
Micro Cap Fund — Investor Class
Year ended 9/30/25	$8.06	(0.12)	0.57	0.45	—	[4]	—	—	—
Year ended 9/30/24	$6.07	(0.11)	2.10	1.99	—	[4]	—	—	—
Year ended 9/30/23	$5.72	(0.11)	0.46	0.35	—	[4]	—	—	—
Year ended 9/30/22	$12.55	(0.13)	(3.80)	(3.93)	—	[4]	—	(2.90)	(2.90)
Year ended 9/30/21	$9.56	(0.19)	3.85	3.66	—	[4]	—	(0.67)	(0.67)
Micro Cap Fund — Institutional Class
Year ended 9/30/25	$8.07	(0.10)	0.55	0.45	—	[4]	—	—	—
Year ended 9/30/24	$6.07	(0.09)	2.09	2.00	—	[4]	—	—	—
Year ended 9/30/23	$5.72	(0.09)	0.44	0.35	—	[4]	—	—	—
Year ended 9/30/22	$12.55	(0.13)	(3.80)	(3.93)	—	[4]	—	(2.90)	(2.90)
Year ended 9/30/21	$9.55	(0.19)	3.86	3.67	—	[4]	—	(0.67)	(0.67)
Micro Cap Value Fund — Investor Class
Year ended 9/30/25	$3.95	(0.05)	0.66	0.61	—	[4]	—	—	—
Year ended 9/30/24	$2.97	(0.02)	1.00	0.98	—	[4]	—	—	—
Year ended 9/30/23	$2.79	(0.03)	0.21	0.18	—	[4]	—	—	—
Year ended 9/30/22	$5.10	(0.04)	(1.33)	(1.37)	—	[4]	—	(0.94)	(0.94)
Year ended 9/30/21	$3.65	(0.04)	2.02	1.98	—	[4]	—	(0.53)	(0.53)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$3.20	(2.14)	2.25	5 8	2.25	5 8	(0.62)	(0.62)	$38,758	29%
$3.27	20.22	2.04	6 7	2.04	5 8	(0.64)	(0.64)	$51,745	25%
$2.72	8.37	1.97	6 7	1.97	6 7	(0.52)	(0.52)	$54,964	20%
$2.51	(45.24)	1.96	5 8	1.96	5 8	(1.05)	(1.05)	$64,198	39%
$5.26	15.68	1.91	[5]	1.91	[5]	(1.14)	(1.14)	$139,189	35%

$3.26	(1.81)	1.99	6 7	2.26	6 7	(0.61)	(0.88)	$9,751	29%
$3.32	20.29	1.96	6 7	2.02	6 7	(0.62)	(0.67)	$94,630	25%
$2.76	8.24	1.92	6 7	1.92	6 7	(0.51)	(0.51)	$226,305	20%
$2.55	(45.21)	1.91	5 8	1.91	5 8	(0.97)	(0.97)	$354,481	39%
$5.33	15.44	1.89	[5]	1.89	[5]	(1.10)	(1.10)	$675,768	35%

$14.18	12.99	1.30	5 8	3.96	5 8	(0.46)	(3.12)	$3,704	57%
$12.55	22.44	1.30	5 8	4.53	5 8	(0.40)	(3.62)	$2,627	43%
$10.25	15.17	1.35	6 7	3.88	6 7	(0.41)	(2.95)	$2,481	22%
$8.90	(40.51)	1.30	5 8	3.34	5 8	(0.72)	(2.76)	$2,514	27%
$14.96	18.64	1.30	[5]	3.09	[5]	(0.68)	(2.46)	$4,763	35%

$14.53	13.43	0.90	5 8	4.47	5 8	(0.11)	(3.68)	$1,280	57%
$12.81	22.82	0.90	5 8	4.38	5 8	(0.04)	(3.51)	$1,340	43%
$10.43	15.76	0.94	6 7	3.19	6 7	(0.05)	(2.30)	$1,526	22%
$9.01	(40.33)	0.90	5 8	2.37	5 8	(0.30)	(1.76)	$2,788	27%
$15.10	18.99	0.90	[5]	3.03	[5]	(0.27)	(2.40)	$4,746	35%

$13.25	32.65	1.05	5 8	6.34	5 8	3.42	(1.87)	$6,391	13%

$13.25	32.66	0.90	5 8	5.84	5 8	3.86	(1.08)	$5,397	13%

$12.53	(18.42)	2.10	6 7 12	2.10	6 7 12	(0.29)	(0.29)	$24,262	39%
$15.36	33.45	2.21	6 7 12	2.21	6 7 12	(0.37)	(0.37)	$44,488	41%
$11.51	27.87	2.67	6 7 12	2.85	6 7 12	(1.16)	(1.34)	$22,895	75%
$9.01	(9.90)	2.41	6 7 12	3.14	6 7 12	(1.62)	(2.35)	$8,184	55%

$12.60	(18.39)	2.01	6 7 12	2.02	6 7 12	(0.20)	(0.20)	$18,541	39%
$15.44	33.56	2.07	6 7 12	2.09	6 7 12	(0.19)	(0.20)	$34,382	41%
$11.56	28.14	2.34	6 7 12	2.71	6 7 12	(0.99)	(1.37)	$11,579	75%
$9.03	(9.70)	2.20	6 7 12	3.10	6 7 12	(1.47)	(2.37)	$13,782	55%

$8.51	5.58	1.64	5 8	1.64	5 8	(1.23)	(1.23)	$539,526	87%
$8.06	32.78	1.66	5 8	1.66	5 8	(1.39)	(1.39)	$591,440	51%
$6.07	6.12	1.66	5 8	1.66	5 8	(1.46)	(1.46)	$509,106	57%
$5.72	(39.42)	1.66	5 8	1.66	5 8	(1.54)	(1.54)	$558,093	59%
$12.55	38.81	1.63	[5]	1.63	[5]	(1.52)	(1.52)	$1,155,133	63%

$8.52	5.58	1.59	5 8	1.59	5 8	(1.18)	(1.18)	$83,232	87%
$8.07	32.95	1.59	5 8	1.59	5 8	(1.33)	(1.33)	$90,455	51%
$6.07	6.12	1.59	5 8	1.59	5 8	(1.39)	(1.39)	$74,849	57%
$5.72	(39.40)	1.59	5 8	1.59	5 8	(1.47)	(1.47)	$76,558	59%
$12.55	38.96	1.56	[5]	1.56	[5]	(1.45)	(1.45)	$198,477	63%

$4.56	15.44	1.68	5 8	1.68	5 8	(1.07)	(1.07)	$286,905	69%
$3.95	33.00	1.71	5 8	1.71	5 8	(0.47)	(0.47)	$265,555	54%
$2.97	6.45	1.73	5 8	1.73	5 8	(0.82)	(0.82)	$234,553	59%
$2.79	(32.47)	1.70	5 8	1.70	[5]	(1.13)	(1.13)	$249,290	50%
$5.10	58.11	1.66	[5]	1.66	[5]	(1.15)	(1.15)	$387,236	82%

Wasatch Funds

Financial Highlights (continued)

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Micro Cap Value Fund — Institutional Class
Year ended 9/30/25	$3.98	(0.04)	0.66	0.62	—	[4]	—	—	—
Year ended 9/30/24	$2.99	(0.01)	1.00	0.99	—	[4]	—	—	—
Year ended 9/30/23	$2.81	(0.02)	0.20	0.18	—	[4]	—	—	—
Year ended 9/30/22	$5.12	(0.04)	(1.33)	(1.37)	—	[4]	—	(0.94)	(0.94)
Year ended 9/30/21	$3.66	(0.05)	2.04	1.99	—	[4]	—	(0.53)	(0.53)
Small Cap Growth Fund — Investor Class
Year ended 9/30/25	$39.62	(0.52)	(0.15)	(0.67)	—	[4]	—	—	—
Year ended 9/30/24	$32.29	(0.47)	7.80	7.33	—	[4]	—	—	—
Year ended 9/30/23	$29.19	(0.38)	3.48	3.10	—	[4]	—	—	—
Year ended 9/30/22	$62.46	(0.46)	(21.99)	(22.45)	—	[4]	—	(10.82)	(10.82)
Year ended 9/30/21	$46.64	(0.57)	19.94	19.37	—	[4]	—	(3.55)	(3.55)
Small Cap Growth Fund — Institutional Class
Year ended 9/30/25	$40.38	(0.36)	(0.28)	(0.64)	—	[4]	—	—	—
Year ended 9/30/24	$32.88	(0.36)	7.86	7.50	—	[4]	—	—	—
Year ended 9/30/23	$29.70	(0.28)	3.46	3.18	—	[4]	—	—	—
Year ended 9/30/22	$63.29	(0.42)	(22.35)	(22.77)	—	[4]	—	(10.82)	(10.82)
Year ended 9/30/21	$47.18	(0.51)	20.17	19.66	—	[4]	—	(3.55)	(3.55)
Small Cap Value Fund — Investor Class
Year ended 9/30/25	$11.73	0.01	(0.15)	(0.14)	—	[4]	(0.01)	(1.69)	(1.70)
Year ended 9/30/24	$9.14	(—)	2.97	2.97	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/23	$7.49	(0.02)	1.86	1.84	—	[4]	—	(0.19)	(0.19)
Year ended 9/30/22	$10.68	— [4]	(2.38)	(2.38)	—	[4]	— [4]	(0.81)	(0.81)
Year ended 9/30/21	$6.99	(0.02)	3.71	3.69	—	[4]	—	—	—
Small Cap Value Fund — Institutional Class
Year ended 9/30/25	$11.88	0.02	(0.16)	(0.14)	—	[4]	(0.02)	(1.69)	(1.71)
Year ended 9/30/24	$9.24	0.01	3.01	3.02	—	[4]	—	(0.38)	(0.38)
Year ended 9/30/23	$7.56	—	1.87	1.87	—	[4]	—	(0.19)	(0.19)
Year ended 9/30/22	$10.78	0.01	(2.41)	(2.40)	—	[4]	(0.01)	(0.81)	(0.82)
Year ended 9/30/21	$7.05	— [4]	3.73	3.73	—	[4]	—	—	—
Ultra Growth Fund — Investor Class
Year ended 9/30/25	$34.04	(0.54)	(2.87)	(3.41)	—	[4]	—	—	—
Year ended 9/30/24	$26.54	(0.54)	8.04	7.50	—	[4]	—	—	—
Year ended 9/30/23	$26.29	(0.38)	0.63	0.25	—	[4]	—	—	—
Year ended 9/30/22	$50.98	(0.43)	(18.93)	(19.36)	—	[4]	—	(5.33)	(5.33)
Year ended 9/30/21	$39.56	(0.48)	13.30	12.82	0.01		—	(1.41)	(1.41)
Ultra Growth Fund — Institutional Class
Year ended 9/30/25	$34.21	(0.32)	(3.06)	(3.38)	—	[4]	—	—	—
Year ended 9/30/24	$26.63	(0.29)	7.87	7.58	—	[4]	—	—	—
Year ended 9/30/23	$26.37	(0.23)	0.53	0.30	—	[4]	(0.04)	—	(0.04)
Year ended 9/30/22	$51.05	(0.34)	(19.01)	(19.35)	—	[4]	—	(5.33)	(5.33)
Year ended 9/30/21	$39.58	(0.41)	13.28	12.87	0.01		—	(1.41)	(1.41)
U.S. Select Fund — Investor Class
Year ended 9/30/25	$15.32	(0.22)	0.09	(0.13)	0.01		—	(0.49)	(0.49)
Year ended 9/30/24	$12.07	(0.07)	3.32	3.25	—	[4]	—	—	—
Year ended 9/30/23	$9.74	(0.03)	2.36	2.33	—	[4]	—	—	—
Period ended 9/30/22[10]	$10.00	(0.01)	(0.26)	(0.27)	0.01		—	—	—
U.S. Select Fund — Institutional Class
Year ended 9/30/25	$15.36	(0.11)	0.01	(0.10)	—	[4]	—	(0.49)	(0.49)
Year ended 9/30/24	$12.09	(0.06)	3.33	3.27	—	[4]	—	—	—
Year ended 9/30/23	$9.73	(0.03)	2.39	2.36	—	[4]	—	—	—
Period ended 9/30/22[10]	$10.00	(0.01)	(0.26)	(0.27)	—		—	—	—
U.S. Treasury Fund — Investor Class
Year ended 9/30/25	$11.79	0.40	(1.38)	(0.98)	—	[4]	(0.40)	—	(0.40)
Year ended 9/30/24	$10.63	0.38	1.17	1.55	—	[4]	(0.39)	—	(0.39)
Year ended 9/30/23	$12.53	0.34	(1.91)	(1.57)	—	[4]	(0.33)	—	(0.33)
Year ended 9/30/22	$18.10	0.28	(5.57)	(5.29)	0.01		(0.29)	—	(0.29)
Year ended 9/30/21	$22.42	0.25	(3.00)	(2.75)	0.01		(0.24)	(1.34)	(1.58)

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

		Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]	Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income (Loss) Net of Waivers and Reimbursements (%)[2]	Net Investment Income (Loss) Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

$4.60	15.58	1.60	5 8	1.62	5 8	(0.99)	(1.01)	$65,938	69%
$3.98	33.11	1.60	5 8	1.63	5 8	(0.34)	(0.37)	$62,714	54%
$2.99	6.41	1.61	5 8	1.65	5 8	(0.69)	(0.74)	$42,440	59%
$2.81	(32.31)	1.60	5 8	1.63	8 5	(1.03)	(1.06)	$42,952	50%
$5.12	58.25	1.60	[5]	1.61	[5]	(1.10)	(1.10)	$56,381	82%

$38.95	(1.69)	1.14	5 8	1.14	5 8	(0.86)	(0.86)	$717,012	39%
$39.62	22.70	1.15	[5]	1.15	[5]	(0.97)	(0.97)	$869,768	28%
$32.29	10.62	1.15	5 8	1.15	5 8	(0.94)	(0.94)	$837,158	27%
$29.19	(42.42)	1.15	5 8	1.15	5 8	(1.05)	(1.05)	$848,033	32%
$62.46	42.49	1.12	[5]	1.12	[5]	(1.00)	(1.00)	$1,744,187	40%

$39.74	(1.59)	1.05	5 8	1.06	5 8	(0.78)	(0.78)	$1,007,919	39%
$40.38	22.81	1.05	[5]	1.07	[5]	(0.86)	(0.88)	$1,280,724	28%
$32.88	10.71	1.06	5 8	1.07	5 8	(0.85)	(0.85)	$1,261,857	27%
$29.70	(42.35)	1.05	5 8	1.06	5 8	(0.94)	(0.95)	$1,138,901	32%
$63.29	42.62	1.05	[5]	1.06	[5]	(0.92)	(0.93)	$1,898,152	40%

$9.89	(2.18)	1.17	5 8	1.17	5 8	0.06	0.06	$527,651	65%
$11.73	33.12	1.18	[6]	1.18	[6]	—	—	$607,697	69%
$9.14	24.90	1.18	6 7	1.18	6 7	(0.15)	(0.15)	$537,439	61%
$7.49	(24.18)	1.16	5 8	1.16	5 8	0.04	0.04	$570,201	61%
$10.68	52.79	1.16	[5]	1.16	[5]	(0.16)	(0.16)	$840,022	50%

$10.03	(2.12)	1.05	5 8	1.06	5 8	0.19	0.18	$1,076,006	65%
$11.88	33.31	1.06	[6]	1.06	[6]	0.12	0.12	$1,055,097	69%
$9.24	25.07	1.07	6 7	1.07	6 7	(0.06)	(0.06)	$695,586	61%
$7.56	(24.15)	1.05	5 8	1.06	5 8	0.14	0.14	$663,167	61%
$10.78	52.91	1.05	[5]	1.06	[5]	(0.05)	(0.06)	$849,537	50%

$30.63	(10.02)	1.20	5 8	1.20	5 8	(0.81)	(0.81)	$386,788	30%
$34.04	28.26	1.22	6 7	1.22	6 7	(0.93)	(0.93)	$642,152	25%
$26.54	0.95	1.23	5 8	1.23	5 8	(0.96)	(0.96)	$800,490	25%
$26.29	(41.70)	1.18	5 8	1.18	5 8	(1.00)	(1.00)	$984,853	34%
$50.98	32.78	1.16	[5]	1.16	[5]	(0.96)	(0.96)	$2,255,327	35%

$30.83	(9.88)	1.05	5 8	1.08	5 8	(0.65)	(0.68)	$130,013	30%
$34.21	28.46	1.06	6 7	1.08	6 7	(0.77)	(0.80)	$323,962	25%
$26.63	1.13	1.06	5 8	1.08	5 8	(0.79)	(0.81)	$378,127	25%
$26.37	(41.62)	1.05	5 8	1.06	5 8	(0.87)	(0.88)	$389,020	34%
$51.05	32.89	1.05	[5]	1.06	[5]	(0.86)	(0.87)	$717,666	35%

$14.71	(0.97)	1.01	6 7	1.61	6 7	(0.71)	(1.31)	$5,733	59%
$15.32	26.93	1.01	[6]	1.75	[6]	(0.67)	(1.41)	$9,830	36%
$12.07	23.92	1.02	6 7	4.56	6 7	(0.53)	(4.07)	$4,352	31%
$9.74	(2.60)	1.01	6 7	11.81	6 7	(0.59)	(11.39)	$1,779	4%

$14.77	(0.84)	0.86	6 7	1.15	6 7	(0.55)	(0.84)	$14,676	59%
$15.36	27.05	0.86	[6]	1.26	[6]	(0.52)	(0.92)	$16,761	36%
$12.09	24.25	0.87	6 7	2.46	6 7	(0.38)	(1.98)	$8,118	31%
$9.73	(2.70)	0.86	6 7	10.54	6 7	(0.43)	(10.11)	$3,566	4%

$10.41	(8.32)	0.73	5 8	0.73	5 8	3.79	3.79	$143,639	4%
$11.79	14.68	0.73	[5]	0.73	[5]	3.30	3.30	$185,135	83%
$10.63	(12.82)	0.70	5 8	0.70	5 8	2.67	2.67	$237,186	13%
$12.53	(29.44)	0.67	5 8	0.67	5 8	1.70	1.70	$287,523	47%
$18.10	(12.74)	0.66	[5]	0.66	[5]	1.30	1.30	$462,949	50%

Wasatch Funds	SEPTEMBER 30, 2025

Notes to Financial Highlights

[1]	Not annualized for periods less than one year.

[2]	Annualized for periods less than one year.

[3]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

[4]	Represents amounts less than $0.005 per share.

[5]	Includes interest expenses of less than 0.005%.

[6]	Includes interest expenses of more than 0.005%.

[7]	Includes extraordinary expenses greater than or equal to 0.01% (see Note 7 in “Notes to Financial Statements”).

[8]	Includes extraordinary expenses of less than 0.01% (see Note 7 in “Notes to Financial Statements”).

[9]	Fund inception date was October 1, 2021.

[10]	Fund inception date was June 13, 2022.

[11]	Fund inception date was November 29, 2024.

[12]	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below:

	Expenses Net of Waivers and Reimbursements(%)[2]	Expenses Before Waivers and Reimbursements(%)[2]
Long/Short Alpha Fund — Investor Class
Year ended 9/30/25	1.58	1.58
Year ended 9/30/24	1.63	1.62
Year ended 9/30/23	1.76	1.93
Year ended 9/30/22	1.75	2.48

Long/Short Alpha Fund — Institutional Class
Year ended 9/30/25	1.50	1.50
Year ended 9/30/24	1.50	1.51
Year ended 9/30/23	1.50	1.87
Year ended 9/30/22	1.50	2.40

Wasatch Funds	SEPTEMBER 30, 2025

Notes to Financial Statements

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 20 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging Markets Small Cap Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, Long/Short Alpha Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each classified as a diversified fund. The Emerging India Fund, Emerging Markets Select Fund, Frontier Emerging Small Countries Fund, International Select Fund, International Value Fund and U.S. Select Fund are each classified as a non-diversified fund. Each Fund maintains its own investment objective(s). The investment objective(s) adopted by each Fund are included in each Fund’s summary description in the Fund’s Statutory Prospectus and each Fund’s Summary Prospectus.

On November 9, 2011, the Trust redesignated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 19 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012; Emerging Markets Select Fund, which commenced operations on December 13, 2012; Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016; Global Select Fund and International Select Fund, which commenced operations on October 1, 2019; Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund, which commenced operations on January 31, 2020; Long/Short Alpha Fund, which commenced operations on October 1, 2021; U.S. Select Fund, which commenced operations on June 13, 2022; and International Value Fund, which commenced operations on November 29, 2024. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors LP, d/b/a Wasatch Global Investors, as investment advisor (the “Advisor” or “Wasatch”).

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select,

Global Value, International Growth, International Opportunities, International Select, International Value, Long/Short Alpha, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and U.S. Select Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at September 30, 2025. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Funds are investment companies and accordingly they follow the investment company accounting and reporting guidance in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Valuation of Securities — All investments in securities are recorded at their estimated fair value as described in Note 12.

Foreign Currency Translations — Values of investments denominated in foreign currencies are converted into U.S. dollars using the current spot exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing spot exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income — Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as a realized gain or loss.

For financial reporting purposes, estimates on all real estate investment trust (REIT) rates are based on prior year average rates made public by the REITs. To obtain these rates Wasatch utilizes a service through Wall Street Concepts, which gathers and disseminates the information. Prior to filing tax returns, REIT rates are trued up for actual rates. The differences between the actual versus the trued-up rates are captured in the next fiscal year’s financial reporting process.

Wasatch Funds

Notes to Financial Statements (continued)

Expenses — The Funds contract for various services on a collective basis. Most expenses are directly attributable to each Fund and therefore are charged accordingly. Expenses not directly attributable to one or more Funds are allocated among applicable Funds on an equitable and consistent basis considering such things as the nature and type of expense and the relative net assets of the Funds.

Use of Management Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications — In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. Based on experience, however, the risk of loss is expected to be remote.

Redemption Fees — The Funds deduct a fee of 2.00% from redemption proceeds on shares of the Funds held 60 days or less. Redemption fees retained by the Funds are credited to additional paid-in capital.

Other — Income, expenses, and realized and unrealized gains or losses on investments are generally allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as certain shareholder servicing fees.

New Accounting Pronouncement — In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

Segment Reporting — In this reporting period, the Funds adopted FASB ASU Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standards impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and assess its potential future cash flows. The Funds’ treasurer acts as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and that the Funds’ long term strategic asset allocation is predetermined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements — The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Private Investment in Public Equity — Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the trust’s securities. A Fund’s PIPE investment represents an unfunded subscription agreement in a private investment in public equity.

Short Sales — The Equity Funds (the Long/Short Alpha Fund in particular) may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the lender for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash,

SEPTEMBER 30, 2025

U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes — Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. None of the Funds entered into foreign currency contracts transactions during the year ended September 30, 2025.

5. PURCHASES AND SALES OF SECURITIES

The cost of investment securities purchased and proceeds from sales of investment securities, excluding U.S. government and short-term securities, for the year ended September 30, 2025 are summarized below:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Purchases	$2,077,426,987	$202,735,012	$109,630,650	$101,659,587	$22,081,804
Sales	2,395,930,203	351,570,102	231,300,585	220,720,203	28,096,873

	Global Opportunities Fund	Global Select Fund	Global Value Fund	International Growth Fund	International Opportunities Fund
Purchases	$74,887,704	$6,161,768	$31,286,040	$130,076,712	$21,916,710
Sales	86,315,465	8,655,007	41,280,831	231,145,175	114,699,979

	International Select Fund	International Value Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Purchases	$2,707,991	$10,254,287	$29,472,359	$537,253,468	$225,276,925
Sales	2,329,954	820,719	52,953,571	629,143,177	245,769,829

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund
Purchases	$758,260,258	$1,014,488,143	$236,029,540	$16,423,648
Sales	1,192,854,652	1,043,602,580	598,060,260	21,750,249

Purchases and sales of U.S. government securities in the U.S. Treasury Fund were $5,312,640 and $29,785,574, respectively.

Wasatch Funds

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAX INFORMATION

It is the Funds’ policy to qualify as regulated investment companies and distribute substantially all of their taxable income to shareholders. The Funds’ tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return.

Management has analyzed the Funds’ tax positions taken for all open federal and state income tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

As of September 30, 2025, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$3,269,145,498	$413,363,991	$235,543,200	$140,575,469	$27,059,488

Gross appreciation	$1,187,302,573	$151,145,238	$108,842,391	$70,266,724	$9,176,159
Gross (depreciation)	(265,842,940)	(39,952,579)	(22,339,940)	(4,286,469)	(1,178,540)

Net appreciation	$921,459,633	$111,192,659	$86,502,451	$65,980,255	$7,997,619

	Global Opportunities Fund	Global Select Fund	Global Value Fund	International Growth Fund	International Opportunities Fund
Cost	$136,606,574	$10,503,351	$96,730,282	$144,776,492	$29,688,261

Gross appreciation	$57,754,757	$3,044,097	$44,484,038	$60,830,297	$19,509,124
Gross (depreciation)	(10,262,073)	(730,035)	(3,826,939)	(3,632,390)	(2,002,768)

Net appreciation	$47,492,684	$2,314,062	$40,657,099	$57,197,907	$17,506,356

	International Select Fund	International Value Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Cost	$3,697,113	$9,538,234	$48,276,119	$501,437,762	$242,595,962

Gross appreciation	$1,155,042	$1,606,181	$13,474,762	$142,185,517	$111,483,750
Gross (depreciation)	(123,230)	(103,686)	(4,059,068)	(29,036,079)	(9,152,335)

Net appreciation	$1,031,812	$1,502,495	$9,415,694	$113,149,438	$102,331,415

	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Cost	$1,152,996,254	$1,274,001,637	$405,576,372	$16,940,757	$169,378,652

Gross appreciation	$600,544,386	$370,810,379	$159,733,242	$4,128,317	$—
Gross (depreciation)	(61,728,004)	(84,557,721)	(49,445,675)	(801,632)	(27,748,913)

Net appreciation (depreciation)	$538,816,382	$286,252,658	$110,287,567	$3,326,685	$(27,748,913)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales, unrealized appreciation (depreciation) on passive foreign investment companies (PFICs) and other temporary tax adjustments.

SEPTEMBER 30, 2025

The components of accumulated earnings on a tax basis as of September 30, 2025 were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund
Undistributed ordinary income	$—	$—	$—	$—	$—	$—
Undistributed capital gains	204,833,470	71,514,098	—	54,057,817	—	9,805,914

Accumulated earnings	204,833,470	71,514,098	—	54,057,817	—	9,805,914
Accumulated capital and other losses	(19,190,887)	(10,413,339)	(115,346,200)	(4,457,843)	(95,862,953)	(1,395,673)
Other undistributed ordinary losses	—	(3,442)	(13,785)	—	(7,048)	—
Net unrealized appreciation	921,459,633	91,309,903	81,189,927	64,888,413	7,416,492	46,674,946

Total accumulated earnings (accumulated losses)	$1,107,102,216	$152,407,220	$(34,170,058)	$114,488,387	$(88,453,509)	$55,085,187

	Global Select Fund	Global Value Fund	International Growth Fund	International Opportunities Fund	International Select Fund	International Value Fund
Undistributed ordinary income	$—	$5,619	$—	$—	$—	$281,437
Undistributed capital gains	—	4,865,030	58,752,333	16,064,664	—	—

Accumulated earnings	—	4,870,649	58,752,333	16,064,664	—	281,437
Accumulated capital and other losses	(358,933)	(157,215,851)	(584,515)	(405,882)	(780,478)	—
Net unrealized appreciation	2,191,241	40,638,190	56,811,160	17,419,235	1,032,167	1,502,721

Total accumulated earnings (accumulated losses)	$1,832,308	$(111,707,012)	$114,978,978	$33,078,017	$251,689	$1,784,158

	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund
Undistributed ordinary income	$—	$—	$—	$—	$—	$—
Undistributed capital gains	—	—	33,638,584	—	53,700,006	—

Accumulated earnings	—	—	33,638,584	—	53,700,006	—
Accumulated capital and other losses	(4,315,306)	(25,571,419)	(2,752,929)	(38,230,860)	—	(71,998,512)
Net unrealized appreciation	8,672,143	113,149,313	101,903,532	538,816,382	286,252,658	110,287,567

Total accumulated earnings	$4,356,837	$87,577,894	$132,789,187	$500,585,522	$339,952,664	$38,289,055

	U.S. Select Fund	U.S. Treasury Fund
Undistributed ordinary income	$—	$138,265
Undistributed capital gains	1,016,479	—

Accumulated earnings	1,016,479	138,265
Accumulated capital and other losses	(126,515)	(178,243,047)
Other undistributed ordinary losses	—	(62,282)
Net unrealized appreciation (depreciation)	3,326,685	(27,748,913)

Total accumulated earnings (accumulated losses)	$4,216,649	$(205,915,977)

Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from ordinary income and realized capital gains for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid deduction (tax equalization).

Wasatch Funds

Notes to Financial Statements (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to passive foreign investment company shares, foreign capital gains taxes, foreign currency transactions, corporate actions, wash sales and investments in REITs. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

The Funds are permitted to carry forward capital losses for an unlimited period. The losses that are carried forward retain their character as either short-term or long-term capital losses.

Capital loss carryforwards as of September 30, 2025 are as follows:

	Non-expiring
Fund	Short Term	Long Term
Emerging Markets Select Fund	$64,701,651	$48,880,711
Frontier Emerging Small Countries Fund	95,624,919	—
Global Select Fund	291,894	—
Global Value Fund*	23,322,055	133,893,796
International Select Fund	492,041	280,778
Long/Short Alpha Fund	4,182,601	—
Micro Cap Fund	20,043,943	—
Small Cap Growth Fund	27,471,316	—
Ultra Growth Fund	68,335,170	—
U.S. Treasury Fund	27,321,051	150,921,996

*	The Fund’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

During the tax year ended September 30, 2025, the Funds used capital loss carryforwards in the following amounts:

Fund	Amount Used
Emerging Markets Select Fund	$7,775,545
Frontier Emerging Small Countries Fund	3,628,712
Global Select Fund	1,706,113
Global Value Fund	1,027,950
International Opportunities Fund	14,984,320
International Select Fund	252,491
Micro Cap Fund	68,220,839
Micro Cap Value Fund	20,248,027
Small Cap Growth Fund	245,832,142

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds have elected to defer losses as follows:

Fund	Post-October Capital Losses	Late-Year Ordinary Losses
Core Growth Fund	$—	$(19,190,887)
Emerging India Fund	—	(10,413,339)
Emerging Markets Select Fund	—	(1,763,838)
Emerging Markets Small Cap Fund	—	(4,457,843)
Frontier Emerging Small Countries Fund	—	(238,034)
Global Opportunities Fund	—	(1,395,673)
Global Select Fund	—	(67,039)
International Growth Fund	—	(584,515)
International Opportunities Fund	—	(405,882)
International Select Fund	—	(7,659)
Long/Short Alpha Fund	—	(132,705)
Micro Cap Fund	—	(5,527,476)
Micro Cap Value Fund	—	(2,752,929)
Small Cap Growth Fund	—	(10,759,544)
Ultra Growth Fund	—	(3,663,342)
U.S. Select Fund	—	(126,515)

SEPTEMBER 30, 2025

The tax character of distributions paid during the year ended September 30, 2025 was as follows:

2025	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Ordinary Income	$—	$—	$—	$—	$287,953
Capital Gain	404,570,523	106,062,877	—	18,378,334	—

Total	$404,570,523	$106,062,877	$—	$18,378,334	$287,953

2025	Global Opportunities Fund	Global Select Fund	Global Value Fund	International Growth Fund	International Opportunities Fund
Ordinary Income	$—	$—	$3,349,640	$—	$—
Capital Gain	16,243,716	—	6,843,943	42,299,270	—

Total	$16,243,716	$—	$10,193,583	$42,299,270	$—

2025	International Select Fund	International Value Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund
Ordinary Income	$—	$2,321	$—	$—	$—
Capital Gain	—	—	—	—	—

Total	$—	$2,321	$—	$—	$—

2025	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Ordinary Income	$—	$21,963,496	$—	$—	$5,582,922
Capital Gain	—	216,902,538	—	890,016	—

Total	$—	$238,866,034	$—	$890,016	$5,582,922

The tax character of distributions paid during the year ended September 30, 2024 was as follows:

2024	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Ordinary Income	$—	$—	$—	$—	$—
Capital Gain	—	24,137,327	—	—	—

Total	$—	$24,137,327	$—	$—	$—

2024	Global Opportunities Fund	Global Select Fund	Global Value Fund	International Growth Fund	International Opportunities Fund
Ordinary Income	$—	$—	$4,395,446	$—	$—
Capital Gain	—	—	—	—	—

Total	$—	$—	$4,395,446	$—	$—

Wasatch Funds

Notes to Financial Statements (continued)

2024	International Select Fund	Long/Short Alpha Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund
Ordinary Income	$—	$—	$—	$—	$—
Capital Gain	—	—	—	—	—

Total	$—	$—	$—	$—	$—

2024	Small Cap Value Fund	Ultra Growth Fund	U.S. Select Fund	U.S. Treasury Fund
Ordinary Income	$—	$—	$—	$6,385,147
Capital Gain	50,693,279	—	—	—

Total	$50,693,279	$—	$—	$6,385,147

The tax character of distributions paid may differ from that shown in the Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes.

EU Reclaims — Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Several Wasatch Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (“EU”) countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income in the Statements of Operations and any related receivable, if any, is reflected as interest and dividends receivable in the Statements of Assets and Liabilities. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by the Funds during the fiscal year exceed foreign withholding taxes paid, and the Funds had previously passed foreign tax credits on to their shareholders, the Funds may enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of the Funds’ shareholders.

Foreign Taxes — A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) and change in unrealized appreciation (depreciation) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

7. RELATED PARTY TRANSACTIONS

Investment Advisory Fees, Expense Limitations — As the Funds’ investment advisor, the Advisor receives a monthly fee calculated on average daily net assets. The Advisor has contractually agreed to waive its fees and/or reimburse the Investor Class shares and the Institutional Class shares of certain Funds should a Fund’s operating expenses exceed a specified annual limitation through at least January 31, 2026. If operating expenses are less than the specified expense limit for the Fund, the Advisor shall be entitled to recoup the fees waived or reduced to the extent that the operating expenses and the amounts reimbursed do not exceed such expense limit for the Fund, under the period of the agreement (currently through January 31, 2026). A Fund may only make a repayment to the Advisor for the amount reimbursed if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. All amounts not recovered at the end of the period expire on January 31, 2026. Shareholder expenses will increase if the Advisor does not renew the contractual expense cap after its expiration date. Ordinary operating expenses exclude any interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Funds’ business in excess of such limitations. Investment advisory

SEPTEMBER 30, 2025

fees and fees waived, if any, for the year ended September 30, 2025 are disclosed in the Statements of Operations. Investment advisory fee and expense limitation annual rates are shown below.

Fund	Advisory Fee	Expense Limitation Investor Class	Expense Limitation Institutional Class	Contractual Expense Limitation/ Reimbursement Recoverable Expiration Date	Reimbursement Recoverable
Core Growth Fund	1.00%	1.50%	1.05%	1/31/2026	$187,248
Emerging India Fund	1.25%	1.75%	1.50%	1/31/2026	—
Emerging Markets Select Fund	1.00%	1.50%	1.20%	1/31/2026	—
Emerging Markets Small Cap Fund	1.65%	1.95%	1.80%	1/31/2026	165,868
Frontier Emerging Small Countries Fund	1.65%	2.15%	1.95%	1/31/2026	104,578
Global Opportunities Fund	1.25%	1.75%	1.35%	1/31/2026	49,907
Global Select Fund	0.85%	1.35%	0.95%	1/31/2026	132,051
Global Value Fund	0.90%	1.10%	0.95%	1/31/2026	104,627
International Growth Fund	1.25%	1.75%	1.35%	1/31/2026	34,793
International Opportunities Fund	1.75%	2.25%	1.95%	1/31/2026	82,667
International Select Fund	0.80%	1.30%	0.90%	1/31/2026	124,169
International Value Fund	0.80%	1.05%	0.90%	1/31/2026	256,695
Long/Short Alpha Fund	1.25%	1.75%	1.50%	1/31/2026	1,127
Micro Cap Fund	1.50%	1.95%	1.60%	1/31/2026	—
Micro Cap Value Fund	1.50%	1.95%	1.60%	1/31/2026	11,806
Small Cap Growth Fund	1.00%	1.50%	1.05%	1/31/2026	79,486
Small Cap Value Fund	1.00%	1.50%	1.05%	1/31/2026	100,777
Ultra Growth Fund	1.00%	1.50%	1.05%	1/31/2026	69,941
U.S. Select Fund	0.75%	1.00%	0.85%	1/31/2026	111,179
U.S. Treasury Fund	0.50%	0.75%	N/A	1/31/2026	—

Compensation — Beginning in the calendar year 2025, the Funds’ method of compensating Trustees is to pay each Independent Trustee a retainer of $160,000 per year for services rendered and a fee of $32,000 for each regularly scheduled Board of Trustees meeting, including the executive session held with respect to the investment advisory contract renewal process for the Funds, whether attended in person or telephonically (including any committee meeting attended) (collectively, the “2025 Base Compensation”). Trustees receive an additional $12,000 for in-person attendance of any special Board meeting or committee meeting (or any combination thereof), and $6,000 for telephonic attendance of any special Board meeting or committee meeting (or any combination thereof). In addition, the Chair of the Board receives an additional 25% of the 2025 Base Compensation and the Chair of a committee receives an additional 15% of the 2025 Base Compensation. Accordingly, to implement this additional compensation for services as a Chair, the Chair of the Board receives an additional fee of $80,000 a year as Chair and the Chair of the Audit Committee and the Chair of the Governance and Nominating Committee (the “Governance Committee”) each receives an additional $48,000 per year as Chair.

In the calendar year 2024, the Funds’ method of compensating Trustees was to pay each Independent Trustee a retainer of $155,000 per year for services rendered and a fee of $31,000 for each regularly scheduled Board of Trustees meeting, including the executive session held with respect to the investment advisory contract renewal process for the Funds, whether attended in person or telephonically (including any committee meeting attended) (collectively, the “2024 Base Compensation”). Trustees received an additional $12,000 for in-person attendance of any special Board meeting or committee meeting (or any combination thereof), and $6,000 for telephonic attendance of any special Board meeting or committee meeting (or any combination thereof). In addition, the Chair of the Board received an additional 25% of the 2024 Base Compensation and the Chair of a committee received an additional 15% of the 2024 Base Compensation. Accordingly, to implement this additional compensation for services as a Chair, the Chair of the Board received an additional fee of $77,500 a year as Chair and the Chair of the Audit Committee and the Chair of the Governance Committee each received an additional $46,500 per year as Chair.

The Funds also may reimburse the Independent Trustees for travel expenses incurred in order to attend meetings of the Board of Trustees and for continuing education expenses.

Payments by Sub-Advisor — Pursuant to a sub-advisory agreement entered into between the Advisor and Hoisington Investment Management Company (“HIMCo”), the Sub-Advisor for the U.S. Treasury Fund, (“HIMCo Sub-Advisory Agreement”), and subject to the supervision of the Advisor, HIMCo directs the investment of the U.S. Treasury Fund’s assets and is responsible for the continuing management of the Fund’s assets, including the

Wasatch Funds

Notes to Financial Statements (continued)

placement of orders to purchase or sell securities on behalf of the Fund. The HIMCo Sub-Advisory Agreement provides that the Advisor shall pay HIMCo a monthly management fee computed at the annual rate of 0.02% of the Fund’s average daily net assets as long as and whenever the Fund has net assets less than $20 million and one-half (1/2) of the monthly fee the Advisor receives from the Fund under the Advisory and Service Contract as long as and whenever the Fund has net assets of $20 million or more. The Advisor retains the remainder of the advisory fee paid under the Advisory and Service Contract. The Sub-Advisor may reimburse the Advisor for certain expenses.

Transfer Agent Intermediary Fees Reimbursed to the Advisor — Each Fund paid fees to, and reimbursed certain out-of-pocket expenses of, the Funds’ transfer agent during the period. In addition, the Advisor and the Funds’ distributor have entered into selling dealer agreements and service agreements with certain financial services companies, broker-dealers, banks, advisors, retirement service providers or other authorized agents or organizations (each an “Intermediary”— together, “Intermediaries”) to accept purchase, exchange and redemption orders on the Funds’ behalf. For Investor Class shares of the Funds, some Intermediaries do not charge investors a direct transaction fee but instead charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Funds’ behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts, communication of tax information, income distribution and other services. Generally, the fee was either a per account charge based on the number of accounts to which the Intermediary provided such services, or was a percentage (as of September 30, 2025 up to 0.40% annually) of the average value of the Funds’ Investor Class shares held in such accounts. The Advisor paid the Intermediary fees and the Funds reimbursed the Advisor for the portion of such fees, which are intended to compensate the Intermediary for provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. Institutional Class shares of the Funds do not reimburse the Advisor for payments to Intermediaries. The Funds’ reimbursements of expenses incurred for services provided by Intermediaries are included in “Shareholder servicing fees — Investor Class” in the Statements of Operations.

10% Shareholders — As of September 30, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each Fund as detailed below:

Fund	Number of Accounts	Percent of Shares Outstanding
Core Growth Fund	2	46.85%
Emerging India Fund	3	71.36%
Emerging Markets Select Fund	2	70.36%
Emerging Markets Small Cap Fund	3	74.06%
Frontier Emerging Small Countries Fund	3	63.52%
Global Opportunities Fund	2	62.15%
Global Select Fund	4	91.68%
Global Value Fund	2	70.64%
International Growth Fund	2	36.64%
International Opportunities Fund	2	52.81%
International Select Fund	2	63.02%
International Value Fund	3	75.05%
Long/Short Alpha Fund	3	84.62%
Micro Cap Fund	2	38.04%
Micro Cap Value Fund	2	59.02%
Small Cap Growth Fund	3	62.66%
Small Cap Value Fund	3	65.94%
Ultra Growth Fund	2	53.47%
U.S. Select Fund	3	79.88%
U.S. Treasury Fund	3	65.00%

SEPTEMBER 30, 2025

Affiliated Interests — As of September 30, 2025, the Advisor and its affiliates, and the retirement plans of the Advisor and its affiliates, held shares of the Funds, which may be redeemed at any time as detailed below:

Fund	Number of Accounts*	Percent of Shares Outstanding
Core Growth Fund	25	0.99%
Emerging India Fund	30	6.43%
Emerging Markets Select Fund	24	4.80%
Emerging Markets Small Cap Fund	19	4.46%
Frontier Emerging Small Countries Fund	13	2.63%
Global Opportunities Fund	18	12.80%
Global Select Fund	15	80.59%
Global Value Fund	13	6.34%
International Growth Fund	14	1.91%
International Opportunities Fund	15	8.31%
International Select Fund	8	73.85%
International Value Fund	8	57.28%
Long/Short Alpha Fund	19	21.94%
Micro Cap Fund	19	2.58%
Micro Cap Value Fund	20	2.92%
Small Cap Growth Fund	21	0.97%
Small Cap Value Fund	18	0.44%
Ultra Growth Fund	19	4.59%
U.S. Select Fund	16	36.55%
U.S. Treasury Fund	6	1.75%

*	Multiple accounts with the same beneficial owner are treated as one account.

8. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the year ended September 30, 2025 with an “affiliated company” as so defined:

	Value, Beginning Of the Year	Purchases At Cost	Proceeds From Sales	Value, End Of the Year	Dividends Credited to Income for the Year ended 9/30/2025	Gain (Loss) Realized on Sale of Shares For the Year ended 9/30/2025	Change in Unrealized Appreciation For the Year ended 9/30/2025
Core Growth Fund
Common Stock
Arhaus, Inc.	$53,777,392	$5,739,959	$1,055,931	$52,944,246	$—	$(490,549)	$(5,026,625)

Micro Cap Fund
Common Stock
AOTI, Inc.	$—	$4,770,017	$—	$4,125,109	$—	$—	$(644,908)
Lakeland Industries, Inc.*	—	10,536,214	6,505,136	—	28,617	(4,031,078)	—
Mama’s Creations, Inc*	15,589,420	4,101,029	6,806,544	17,846,558	—	1,067,594	3,895,059
Smith Douglas Homes Corp.	8,051,447	7,504,502	520,884	8,440,208	—	(390,246)	(6,204,611)

	$23,640,867	$26,911,762	$13,832,564	$30,411,875	$28,617	$(3,353,730)	$(2,954,460)

Micro Cap Value Fund
Common Stock
Gen Restaurant Group, Inc.*	$3,092,771	$632,209	$1,880,781	$—	$—	$(2,524,224)	$680,025

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	$16,698,121	$—	$—	$13,263,149	$—	$—	$(3,434,972)

Ultra Growth Fund
Common Stock
C4 Therapeutics, Inc.*	$14,876,670	$7,044,151	$4,960,005	$6,915,644	$—	$(3,023,717)	$(7,021,455)
Sangamo Therapeutics, Inc.*	9,504,446	497,637	15,002,939	—	—	(28,471,922)	33,472,778
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	13,915,114	—	—	11,052,635	—	—	(2,862,479)
Warrants
Sangamo Therapeutics, Inc., expiring 9/26/2029*	938,180	—	—	453,958	—	—	(484,222)

	$39,234,410	$7,541,788	$19,962,944	$18,422,237	$—	$(31,495,639)	$23,104,622

Wasatch Funds

Notes to Financial Statements (continued)

	Share Activity				Dividends Credited to Income for the Year ended 9/30/2025	Gain (Loss) Realized on Sale of Shares For the Year ended 9/30/2025	Change in Unrealized Appreciation For the Year ended 9/30/2025
	Balance 9/30/2024	Purchases/ Additions	Sales/ Reductions	Balance 9/30/2025
Core Growth Fund
Common Stock
Arhaus, Inc.	4,368,594	715,034	102,984	4,980,644	$—	$(490,549)	$5,026,625)

Micro Cap Fund
AOTI, Inc.	—	7,217,000	—	7,217,000	$—	$—	$(644,908)
Lakeland Industries, Inc.*	—	476,944	476,944	—	28,617	(4,031,078)	—
Mama’s Creations, Inc.*	2,135,537	508,534	946,016	1,698,055	—	1,067,594	3,895,059
Smith Douglas Homes Corp.	213,114	291,587	26,773	477,928	—	(390,246)	(6,204,611)

	2,348,651	8,494,065	1,449,733	9,392,983	$28,617	$(3,353,730)	$(2,954,460)

Micro Cap Value Fund
Common Stock
Gen Restaurant Group, Inc.*	366,442	76,602	443,044	—	$—	$(2,524,224)	$680,025

Small Cap Growth Fund
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	611,205	—	—	611,205	$—	$—	$189,473

Ultra Growth Fund
Common Stock
C4 Therapeutics, Inc.*	2,609,942	2,540,006	2,034,793	3,115,155	$—	$(3,023,717)	$(7,021,455)
Sangamo Therapeutics, Inc.*	10,973,844	1,062,379	12,036,223	—	—	(28,471,922)	33,472,778
Preferred Stock
Johnnie-O Holdings, Inc., Series A Pfd.	509,338	—	—	509,338	—	—	(2,862,479)
Warrants
Sangamo Therapeutics, Inc., expiring 9/26/2029*	3,026,385	—	—	3,026,385	—	—	(484,222)

	17,119,509	3,602,385	14,071,016	6,650,878	$—	$(31,495,639)	$23,104,622

*

This security was deemed to no longer meet the criteria of an affiliated company at the reporting date. For financial statement purposes, the total amount of the gain (loss) realized on sale of shares and the total change in unrealized appreciation for the year ended September 30, 2025 is included in the Statements of Operations even though the security was not deemed an affiliated company as of the end of the year.

9. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At September 30, 2025, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Long/Short Alpha Fund
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	$36,977	$26,786	0.06%

Micro Cap Fund
BriaPro Therapeutics Corp.	Common Stocks	9/5/2023	$29	$6,100	0.00%
Mama’s Creations, Inc. PIPE	PIPE	9/3/2025	3,700,005	4,874,140	0.78%
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	10,000,013	7,368,430	1.18%
IM Cannabis Corp., expiring 5/7/2026	Warrants	5/5/2021	616,971	0	0.00%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	322,403	233,542	0.04%

			$14,639,421	$12,482,212	2.00%

SEPTEMBER 30, 2025

	Security Type	Acquisition Date	Cost	Fair Value	Value as a Percent Of Net Assets
Micro Cap Value Fund
Mama’s Creations, Inc. PIPE	PIPE	9/3/2025	$2,499,998	$3,293,330	0.93%

Small Cap Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$17,999,987	$13,263,149	0.77%

Ultra Growth Fund
Johnnie-O Holdings, Inc., Series A Pfd.	Preferred Stock	3/16/2022	$15,000,004	$11,052,635	2.14%
Sangamo Therapeutics, Inc., expiring 9/26/2029	Warrants	3/22/2024	626,686	453,958	0.09%

			$15,626,690	$11,506,593	2.23%

10. LINE OF CREDIT

Effective May 30, 2025, the Trust and each Fund renewed and amended agreements for two open lines of credit totaling $300,000,000, one of which is $100,000,000 committed, and the other of which is $200,000,000 uncommitted, with State Street Bank and Trust Company (together, the “Line”) that mature on May 29, 2026. The agreements, as amended, had no change in the committed, uncommitted and total amounts available on the Line. The Funds incur commitment fees on the undrawn portion of the committed part of the Line, and interest expense to the extent of amounts drawn (borrowed) under the entire Line. Interest is based on the overnight federal-funds rate in effect on the date of borrowing, plus a margin. Commitment fees are pro-rated among the Funds based upon relative average net assets. Interest expense is charged directly to a Fund based upon actual amounts borrowed by that Fund.

For the year ended September 30, 2025, the following Funds had borrowings:

Funds Utilizing the Line of Credit	Average Daily Borrowings	Number of Days Outstanding	Interest Expense	Weighted Average Annualized Interest Rate	Balance at 9/30/2025
Core Growth Fund	21,235,415	3	10,317	5.83	—
Emerging India Fund	6,403,434	21	21,507	5.76	—
Emerging Markets Select Fund	3,350,364	87	44,735	5.53	15,503,274
Emerging Markets Small Cap Fund	2,896,930	57	26,078	5.69	—
Frontier Emerging Small Countries Fund	176,056	38	1,047	5.63	—
Global Opportunities Fund	725,667	44	4,914	5.54	5,192,267
Global Select Fund	231,632	27	975	5.61	—
International Growth Fund	1,002,912	17	2,658	5.61	—
International Opportunities Fund	1,720,577	119	32,578	5.73	—
Micro Cap Fund	1,974,148	1	306	5.58	—
Micro Cap Value Fund	1,604,735	5	1,244	5.58	—
Small Cap Growth Fund	4,591,505	2	1,426	5.59	—
Small Cap Value Fund	5,649,345	3	2,745	5.83	—
Ultra Growth Fund	1,178,201	74	13,520	5.58	—
U.S. Select Fund	978,837	17	2,473	5.35	2,052,197

11. PRINCIPAL RISKS

Market Risk — Market risk is the risk that a particular security, or shares of a Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments due to short-term market movements or any longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s shares and result in increased market volatility.

Wasatch Funds

Notes to Financial Statements (continued)

Current Market and Economic Conditions Risk — Current market and economic conditions risk is the risk that a particular investment, or shares of a Fund in general, may fall in value due to current market and economic conditions or events. Economic events historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers world wide. Such events have included, among other things, bankruptcies, corporate restructurings, and similar events; measures to address U.S. federal and state budget deficits; social, political and economic instability in Europe and other countries; dramatic changes in energy prices and currency exchange rates; China’s economic slowdown; and regional armed conflict, such as the wars between Russia and Ukraine and Israel and Hamas.

In this regard, in late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tension among Russia, Ukraine, Europe, NATO and the West, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom and European Union issued broad-ranging economic sanctions against Russia. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russia economy and various sectors of the economy and companies, the value and liquidity of Russian securities, the value of the ruble, and the country’s credit rating and may have other adverse consequences on the Russian government, economy, companies and region.

The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on a Fund’s investments and performance beyond any direct or indirect exposure a Fund may have to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies in the world, which may negatively impact such countries and the companies in which a Fund invests. Accordingly, there may be heightened risk of cyberattacks which may result in, among other things, disruptions in the functioning and operations of industries or companies around the world, including in the United States and Europe.

Similarly, in October 2023, Hamas launched an attack on Israel, which touched off a strong military response from Israel that closed borders and airspace, damaged infrastructure and resulted in significant civilian and military casualties in Israel and the Gaza Strip. The conflict has reignited regional tensions that threaten to involve other countries and factions. The continuing conflict and its escalation could have a severe adverse effect on the regional economy, currency and companies. These events may negatively impact other regional and global economic markets of the world (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities may have a negative effect on a Fund’s investments in issuers of Israeli securities or in Israeli markets and performance, and may extend beyond any direct or indirect exposure a Fund may have to Israeli issuers or those of adjoining geographic regions. The extent and duration of these military actions or future escalations of such hostilities, the extent and impact of any related sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of a Fund’s assets may go down. If a Fund has investments in a region enduring geopolitical market disruption, it may face higher risk of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market.

Furthermore, the economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. Recently, the U.S. has been in the process of renegotiating many of its global trade relationships and has imposed or threatened to impose significant import tariffs. Such actions could lead to price volatility and overall declines in U.S. and global investment markets.

These and any related events could have a significant negative impact on a Fund’s investments as well as a Fund’s performance. Aside from the foregoing turbulence, global and domestic regulators have previously responded to serious economic disruptions with ranging fiscal and monetary policy changes, including but not limited to direct

SEPTEMBER 30, 2025

capital infusions into companies, new monetary programs and dramatically lower interest rates. Any change in these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which may adversely impact a Fund’s investments and performance. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

Political turmoil within the United States and abroad may also impact a Fund. The ongoing adversarial political climate in the United States, as well as political and diplomatic events abroad, such as presidential, congressional and gubernatorial elections in the U.S., global elections and governmental changes and the U.S. government’s failure to agree on a long-term budget and deficit reduction plan, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on a Fund’s investments and operations. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund’s investments and increase uncertainty in or impair the operation of the U.S. or other securities markets.

In addition, there is a risk that the present value of assets or income from investments will be less in the future as rising prices (inflation) reduce their purchasing power. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a Fund’s investments may be affected, which may reduce a Fund’s performance. While overshadowed by recent rapid inflation, there is also a risk that the prices of goods and services in the United States and many foreign economies may decline over time (deflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Historically, securities issued in emerging and frontier markets have been subject to a greater risk of inflationary or deflationary forces, and more developed markets have been better able to use monetary policy to normalize markets.

The value of a Fund’s investments may be impacted by global health crisis or other events. The COVID-19 global pandemic or any future public health crisis and ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease or new diseases. As the COVID-19 pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others.

Advancements in technology may also adversely impact markets and the overall performance of a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of a Fund’s portfolio investments and could result in disruptions in the trading markets. Further, the interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

These events, and any other future events, may adversely affect the prices and liquidity of a Fund’s portfolio investments and could result in disruptions in the trading markets.

Government and Regulatory Action Risk — Government and regulatory action risks may be considered a principal risk of the Funds. Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund is regulated or operated. The effects of these actions on the markets generally, and a Fund’s investment program in particular, can be uncertain. Such legislation or regulation could restrict the ability of a Fund to fully implement its investment strategies, either generally or with respect to certain securities, industries or countries, and could limit or impede a Fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact

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financial markets and a Fund’s performance. Volatile financial markets can expose a Fund to greater market and liquidity risk, increased transaction costs and potential difficulty in valuing portfolio instruments held by the Fund.

Region Risk — The Funds, except the U.S. Treasury Fund, invest in equity and fixed-income securities of non-U.S. issuers. Because certain foreign markets are illiquid, market prices may not necessarily represent realizable value. Although the Funds maintain diversified investment portfolios, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. These risks are exaggerated for securities of issuers tied economically to emerging- and frontier-market countries. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

Indian Market and India Region Risk — The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Select Fund, International Growth Fund, and International Opportunities Fund may invest a significant portion of their assets in securities of companies tied economically to India (the “India region”). Companies in the India region with economic ties to India may be located in India, Bangladesh, Pakistan and Sri Lanka. The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States and the securities markets in the India region are comparatively underdeveloped. Financial intermediaries may not perform as well as their counterparts in the United States or in other countries with more developed securities markets. A Fund may be unable to sell securities when the registration process is incomplete and may experience delays in receiving dividends. If a market’s trading volume is limited by operational difficulties, the ability of a Fund to invest may be impaired. A Fund’s ability to buy or sell India region securities may be impaired if the Fund’s ability to transact is denied, delayed, suspended or not renewed by local regulators. In previous years, exchange-listed companies in the information-technology sector and related industries (such as software) have grown so as to represent a significant portion of the total capitalization of the Indian market. The value of these companies will generally fluctuate in response to technological and regulatory developments. In addition, governmental actions, including economic and tax reforms, can have a significant effect on economic conditions in the India region, which could adversely affect the value and liquidity of investments. The government in India has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Further, any actions or other factors that may impede the flow of foreign capital to India may also inhibit its growth. Although the governments of India, Bangladesh, Pakistan, and Sri Lanka have begun to institute economic reform policies, there can be no assurance that they will continue to pursue such policies or, if they do, that such policies will succeed. In addition, large portions of many Indian companies remain in the hands of their founders (including members of their families) and the corporate governance of such family-owned companies may be weaker and less transparent. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Liquidity Risk — From time to time, the trading market for a particular security or securities or a type of security in which the Funds invest may become less liquid or even illiquid, particularly with respect to emerging-market and frontier-market securities, IPOs and early stage companies. Reduced liquidity will have an adverse impact on a Fund’s ability to sell such securities when necessary to meet a Fund’s liquidity needs or in response to a specific economic event. Market price quotations for such securities may be volatile.

Asia Region Risk — The Emerging Markets Select, Emerging Markets Small Cap, Global Opportunities, Global Select, Global Value, International Growth, International Opportunities, International Select, and International Value Funds may invest a significant portion of their assets in the securities of companies tied economically to markets in the Asia region, including, among others, Bangladesh, China, Hong Kong, Indonesia, Japan, Malaysia, the Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Similarly, the Frontier Emerging Small Countries Fund may invest a significant portion of its assets in the securities of companies tied economically to frontier and small emerging market countries in the Asia region including, among others, Bangladesh, Indonesia, Malaysia, the Philippines, Singapore, Taiwan, Thailand and Vietnam. The Emerging India Fund invests primarily in securities of companies tied economically to India. The Emerging India Fund considers that companies in the India region with economic ties to India may be located in India, Bangladesh, Pakistan and Sri Lanka. The value of a Fund’s assets invested in countries in the Asia region may be adversely affected by, among other things, political, economic, social and religious instability, less mature or liquid securities markets, increased price

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volatility, inadequate investor protection, different financial reporting requirements, different or inadequate accounting standards and practices, limited government oversight and market regulations, expropriation or nationalization of assets, capital controls, less developed or diverse economies, changes in laws or regulations of countries within the Asia region, relations with other nations, natural disasters, corruption, civil unrest and military activity. In particular, China’s economy has a heavy influence on the Asia region and therefore actions taken by China or developments impacting China and its economy may negatively impact the economies and companies in other countries in the Asia region, including adversely affecting the investments held by a Fund in the Asia region regardless of the direct or indirect exposure such Fund may have to issuers in China. Countries in the Asia region, particularly China, Japan and South Korea, also may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan’s sovereignty, border disputes with many neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as the rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States and Europe and other Asian economies. Global economic conditions and international trade may affect Asian economies, and companies’ prospects and financials could deteriorate as a result of political instability and uncertainty as well as increased tensions with other nations, the imposition of tariffs and other protectionist trade policies and other similar actions.

In addition, the Asian region is comprised of countries in all stages of economic development, some of which may experience overextension of credit, currency devaluation and restrictions, rising unemployment, high inflation, an underdeveloped financials sector, heavy reliance on international trade and prolonged economic recessions. Deflationary factors could also reemerge in certain Asian markets which some countries may not have the capacity to address. Many Asian region countries are dependent on foreign supplies of energy and competition to claim or develop regional supplies of energy or other natural resources could lead to economic, political or military instability or disruption and adversely impact the performance of a Fund. As some countries in the Asian region are less developed and may be considered emerging or frontier markets, the risk to foreign investors of investing in such countries will be magnified and include the risks of investing in emerging or frontier markets, such as increased political and social instability; highly volatile, less mature and less liquid securities markets; lower corporate government standards; limited government oversight and market regulation; differing financial reporting, accounting and auditing standards; capital controls; potential expropriation or nationalization of companies or industries; currency fluctuations; restrictions on foreign ownership; less legal recourse to enforce a Fund’s rights; less publicly available or inaccurate information regarding companies; high taxation; less developed or diverse economies, and other political, economic or social developments. The Asia region includes, among others, Japan, China, Hong Kong, and Taiwan, the risks of which are further summarized below.

Japan Risk — The Japanese economy has only recently emerged from a prolonged economic downturn. The Japanese economy may be subject to considerable economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low compared to other advanced economies, and it may remain low in the future. The economy is characterized by an aging and declining population, large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy, continued growth in international trade, relatively low commodities prices, government support of the financial services sector and other government policies. Japan is heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. International trade, particularly with the U.S., also impacts growth and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events as well as from any deterioration in its relationship with neighboring countries). The Japanese yen has fluctuated widely at times, and any increase in its value may cause a decline in exports that could weaken the Japanese economy. In addition, the yen has had a history of unpredictable and volatile movements against the dollar. Japan is also subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect a Fund that has investments in Japan.

China Risk — China may be subject to considerable degrees of economic, political or social instability. China is an emerging market country and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese governmental actions can have a significant effect on economic conditions in China, Hong Kong, and Taiwan or on a particular issuer or industry, which could adversely affect the value and liquidity of

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Notes to Financial Statements (continued)

investments. The Chinese government exercises significant control over China’s economy through, among other things, its industrial policies, monetary policies, management of currency exchange rates, and management of the payment of foreign currency- denominated obligations. Changes in these policies may adversely impact industries and companies in China, particularly domestic-oriented industries. Although over the years the Chinese government has been reforming economic and market practices, the Chinese government could, at any time, alter or discontinue such economic reform programs adversely affecting industries and companies in China.

Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and business structure.

After years of steady growth, China’s economy slowed prior to 2020, including in its Chinese real estate market. Although the trends began to reverse during China’s initial recovery from the pandemic, it is uncertain whether the trends will continue. China’s economy may experience a significant slowdown, an economic recession or periods of substantial inflation which may have a negative effect on its securities market. China’s economy, particularly its export-oriented industries, may be adversely impacted by the developments in the economies and governmental actions of their principal trading partners, including the United States, such as a reduction in spending on their products and services, a downturn in the economies of their key trading partners, and the imposition of trading, restrictions, tariffs or other protectionist trade policies.

Strained relations between the U.S. and China have resulted in increased tariffs and restrictions on trade between the two countries. The level of tariffs or threatened tariffs between the countries may vary in the future, and there is no certainty as to the length of time any tariffs may be imposed. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s economy and export industry and a commensurately negative impact on Chinese holdings in a Fund. In addition, there is a risk that capital controls and/or sanctions may be imposed, which could include the prohibition of, or restrictions on, the ability to own or transfer currency, securities, derivatives or other assets and may also include retaliatory action such as the seizure of assets. Further, any perceived actions by China to assist Russia in evading sanctions imposed as a result of the Ukraine invasion may result in new or expanded sanctions against China. Any of these actions could severely impair a Fund’s ability to purchase, sell, transfer, receive, deliver or otherwise obtain exposure to Chinese securities and assets, including the ability to transfer the Fund’s assets and income back into the United States, and could negatively impact the value and/or liquidity of such assets or otherwise adversely affect a Fund’s operations, causing the Fund to decline in value. Events such as these and their consequences are difficult to predict, and it is unclear whether further tariffs or escalating actions may be imposed in the future. It is further difficult to predict the outcome and impact of any trade negotiations.

In addition, on June 3, 2021, President Biden signed an executive order which, in general terms, prohibits U.S. persons from purchasing or selling publicly traded securities or derivatives of such securities in certain companies with ties to China’s military and related materials sector or surveillance technology industry as listed in the order or as determined by the U.S. Secretary of the Treasury (hereafter, “Chinese Military-Industrial Complex Companies” or “CMICs”). The list of CMICs is subject to change from time to time, which could prevent a Fund from acquiring securities previously deemed suitable investments or result in a forced sale of securities in the portfolio at an inopportune time or price which may result in losses to the Fund. Such government prohibitions may affect the value of the securities held in the portfolio directly or indirectly as well as negatively impact the market for other China-based issuers resulting in reduced liquidity and price declines. The government prohibition also could lead to the inability to transact in the securities of other companies within Asia as a result of trade tensions between the U.S. and China.

Accounting, auditing, financial and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the U.S. and certain western European countries. China generally does not allow the Public Company Accounting Oversight Board to inspect the work of auditors performed in China for Chinese companies, and as a result, Chinese companies are not subject to the same degree of transparency and regulatory oversight as U.S. companies. On December 2, 2020, the U.S. Congress also passed the Holding Foreign Companies Accountable Act, which could cause the securities of foreign issuers (including Chinese issuers) to be delisted from U.S. stock exchanges if those companies do not permit U.S. oversight of the auditing of their financial information. To the extent a Fund invests in securities of Chinese companies listed in the U.S., it is possible such securities may be delisted and that delisting could decrease the Fund’s ability to transact in such securities and could adversely impact their liquidity and market price. In addition, the Fund would have to seek other markets in which to transact in such securities which would also increase the Fund’s costs. It is difficult to predict the consequences of these actions.

China has historically managed its currency in a tight range relative to the U.S. dollar but this may be subject to greater uncertainty as Chinese authorities may change the policies that determine the exchange rate mechanism. In

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addition, the Chinese government may actively attempt to influence the operation of Chinese markets through, among other things, currency controls, direct investments, limitations on specific types of transactions (such as short selling), limitations or prohibitions on investors (including foreign institutional investors) with regard to selling holdings in Chinese companies, limitations or prohibitions on foreign ownership in certain industries or the repatriation of assets by foreign investors under certain circumstances or similar actions.

Securities of Chinese companies are accessible through various securities markets and investment vehicles, including China A-Shares through the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program, H-Shares and B-Shares, shares listed on U.S. exchanges, American Depositary Receipts (ADRs), and Variable Interest Entities (“VIEs”) traded on a stock exchange as described below. Each Stock Connect program is a securities trading and clearing links program that aims to provide mutual stock market access between China and Hong Kong by permitting investors to trade and settle shares on each market through their local securities brokers. The foregoing instruments are all subject to various risks that could impact a Fund’s performance, including, but not limited to, potential trading restrictions, quota limitations, market closures, trading suspensions, settlement delays, limitations on foreign ownership or transfer, taxes, government regulation or restrictions, accounting standards, valuation, extreme market volatility and less market liquidity. These risks could adversely impact a Fund’s ability to achieve its investment objective(s) and its ability to trade China shares during such periods and could result in the Fund’s limiting or suspending shareholder redemption privileges as permitted in accordance with applicable law. As a result, a Fund may have to sell securities at an inopportune time or price or may not be able to execute its investment strategy, and its performance may be negatively impacted. In addition, China prohibits direct ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds). Accordingly, to facilitate foreign ownership in these businesses, many Chinese companies have created shell companies in other jurisdictions known as variable interest entities (i.e., VIEs) which enter into service or other contracts with the China-based operating companies, and the VIEs list their securities on an exchange such as the New York Stock Exchange or Hong Kong Stock Exchange. The VIE arrangement allows U.S. investors to obtain economic exposure to the China-based company indirectly through the contractual VIE structure rather than directly through the formal equity ownership structure. Although VIEs are a common industry practice, VIEs are not formally recognized in China, and the Chinese government has provided recent guidance on and restrictions on China-based companies raising capital offshore, including through the VIE structures. If the government of China withdraws its implicit acceptance of the VIE structure, adopts or amends laws that restrict or prohibit the VIE structure or takes other adverse actions affecting VIEs and the rights or interests of foreign shareholders, the market value of any holdings of VIEs could result in significant losses.

Chinese securities markets may be subject to, among other things, Chinese authority interventions in the securities markets, frequent trading suspensions and halts, considerable volatility, pricing anomalies including from government influences, differing and uncertain regulatory requirements, market inefficiencies, operation, clearance, and settlement risks, limits on foreign ownership, rapid reduced liquidity of securities, greater valuation risks, daily trading quotas, confiscatory taxation, nationalization, and exchange control limits (including currency blockage). Such limitations and actions could adversely impact a Fund’s ability to achieve its investment objective(s), to trade Chinese securities, to meet redemptions and to force sales of portfolio Chinese securities at inopportune times and prices. Frequent intervention by the Chinese government, limits on credible corporate governance standards, limited transparency of market and accounting information, and limited oversight of accounting firms also increase the risk of insider dealing, market manipulation, improper accounting and accounting fraud and other corporate misconduct. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies.

Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, strained international relations and security concerns such as terrorism, may also adversely impact China’s economy, disrupting its economic growth and adversely affecting a Fund’s investments. Any spread of an infectious illness, public health threats or similar issues could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally also have a significant impact on the economies of China, Hong Kong, and Taiwan, which in turn could adversely affect a Fund’s investments. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which a Fund invests.

Incidents involving China’s or the region’s security may cause uncertainty in the Chinese markets and may adversely affect the Chinese economy and a Fund’s

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Notes to Financial Statements (continued)

investments. Further, China’s strained relationships with certain ethnic groups in China, including Tibetans and Uighurs, have been marked with protests and violence and may adversely affect the Chinese economy.

Taiwan Risk — Taiwan is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Shareholder claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including claims based on fraud, may be difficult or impossible for shareholders of securities in Taiwan or for the U.S. authorities to pursue. With respect to Taiwan, China has a complex territorial dispute regarding the sovereignty of Taiwan. Continuing hostility between China and Taiwan and any potential military conflict or future political or economic disturbances may adversely impact investments in such countries or make investments in such countries impracticable or impossible. Any escalation in these hostilities may, among other things, distort Taiwan’s capital account, adversely impact other countries in the region and adversely impact the value and liquidity of a Fund’s investments in the region, including China and Taiwan, and make investments in China and Taiwan impractical or impossible. Taiwan’s market and economy also face increasing competition from other low-cost emerging economies and certain protectionist trade threats.

Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy, currency fluctuation, and conditions that weaken demand for Taiwan’s export products worldwide. Rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. A disruption in Taiwan’s exports could also result in broader negative economic impacts with respect to those industries and countries that rely upon them. Negative impacts of the Taiwanese economy as a whole or its industries may impact an Equity Fund’s performance to the extent a Fund invests in such securities.

Hong Kong Risk — With respect to Hong Kong, the Chinese and Hong Kong economies are vulnerable to the long-standing disagreement with Hong Kong related to the former British colony’s integration into a special administrative region of China. As reflected by protests in Hong Kong in recent years over political, economic and legal freedoms, and the Chinese government’s response to them, considerable political uncertainty continues to exist within Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports, making Hong Kong’s economy closely tied to the Chinese economy. Any changes in the Chinese economy, trade regulations or currency exchange rates or a tightening of China’s control over Hong Kong may have an adverse impact on Hong Kong’s economy. Due to the interconnected nature of the Hong Kong and Chinese economies, instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, such actions may have a negative impact on investor and business confidence in Hong Kong, on its markets and business performance and in turn on a Fund’s investments. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to the U.S. dollar which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on Hong Kong’s economy.

Because a Fund’s net asset value is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in a Fund’s net asset value. Additionally, Hong Kong is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in commodity markets could have a negative impact on the Hong Kong economy.

Europe and United Kingdom Risk — As part of their principal strategy permitting investments in foreign securities, the Global Opportunities, Global Select, Global Value, International Growth, International Opportunities, International Select, International Value and Micro Cap Value Funds may invest a significant portion of their assets in securities issued by companies in developed markets, including European countries and the United Kingdom (“U.K.”), and therefore exposure to the social, political, regulatory, economic, and other events or conditions affecting Europe and the U.K. may be considered a principal risk for such Funds as of the date of this Prospectus. The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Long/Short Alpha, Micro Cap, Small Cap Growth, Small Cap Value, Ultra Growth, and U.S. Select Funds may also invest in securities issued by foreign companies in Europe and the U.K. However, it is not considered a principal risk for such Funds as of the date of this Prospectus. The U.S. Treasury Fund does not invest in European or U.K. companies.

Many countries in Europe are member states of the European Union (“EU”) and will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions or defaults or threats of defaults among European countries may have a significant adverse effect on the economies of other European countries. The European financial markets have experienced significant volatility, and several

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European countries have been adversely affected by unemployment, budget deficits and economic downturns. As members of the EU who have adopted the euro as their currency have relinquished control of their monetary policies to the European Central Bank, such members have limited ability to implement their own monetary policies to address regional economic conditions and respond to crises.

Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

Successionist movements as well as governmental or other response to such movements, may also create instability and uncertainty in the region. In addition, the national politics of countries in the EU have been unpredictable and subject to influence by disruptive political groups and ideologies. The governments in EU countries may be subject to change and such countries may experience social and political unrest. Unanticipated or sudden political or social development may result in sudden and significant investment losses. The occurrence of terrorist incidents throughout Europe or war in the region could also impact financial markets. The impact of these events is not clear but could be significant and far-reaching and could adversely affect the value and liquidity of a Fund’s investments. Any of these effects could adversely affect any of the companies to which a Fund has exposure and any other assets in which a Fund invests.

Efforts by the member countries of the EU to continue to unify their economic and monetary policies may increase the potential for similarities in movements of European markets and reduce the potential investment benefits of diversification within the region. Further, while many countries in western Europe are considered to have developed markets, many eastern European countries are less developed, and investments in eastern European countries, even if denominated in euros, may involve special risks associated with investments in emerging markets. As the economies of countries in Europe are in different stages of development, the policies adopted by the EU may not address the needs of all European countries.

In addition, the U.K. has one of the largest economies in Europe, and its economy relies heavily on the export of goods and services to EU member countries and to a lesser extent the U.S. and China. Trade between the U.K. and the EU is highly integrated through supply chains and trade in services as well as through multinational companies. As a result, the economy of the U.K. may be impacted by changes to the economic health of EU member countries, the U.S. and China. In 2020, the U.K. left the EU (referred to as “Brexit”). The U.K. and the EU reached a trade agreement that was ratified by all applicable U.K. and EU government bodies although certain aspects of the relationship remain unresolved and subject to further negotiations and agreement. The effects of Brexit are also shaped by the trade agreements that the U.K. negotiates with other countries. The precise impact on the U.K.’s economy as a result of its departure from the EU depends to a large degree on its ability to conclude favorable trade deals with the EU and other countries. While new trade deals may boost economic growth, such growth may not be able to offset the increased costs of trade with the EU resulting from the U.K.’s loss of its membership in the EU single market. Although some of the economic effects of Brexit are becoming clearer, the longer term impact on the business and financial results of companies in the U.K. and other European countries remains uncertain. The uncertainty of Brexit could have a significant impact on the business and financial results of companies in the U.K. and other European countries as well as certain sectors within the U.K.’s economy, including automotive, chemicals, financial services, and professional services. Accordingly, there remains a risk that the aftermath of Brexit, including its ongoing effect on the U.K.’s relationships with other countries and with the EU, may negatively impact the value of investments in a Fund.

Sector and Industry Weightings Risk — The Equity Funds may invest a large percentage of their assets in a few sectors, or industries within a particular sector. A Fund’s investment in a particular sector will fluctuate over time based on the investment opportunities identified by the Advisor. The risks associated with investing in various sectors and industries are considered principal risks of these Funds. These sectors include communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate and utilities. Market conditions, interest rates, and economic, political, regulatory, or financial developments could significantly affect a single sector. If an Equity Fund invests in only a few sectors it will have more exposure to the price movements of securities in those sectors. The Funds may also from time to time make significant investments in an industry or industries within a particular sector. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of a Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. To the extent an Equity Fund has substantial holdings within a particular sector, or industry therein, the risks to the Fund associated with the sector or industry increase.

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Notes to Financial Statements (continued)

12. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, represent the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Advisor as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. The Advisor may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments.

Equity Securities (common and preferred stock) — Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the official close price or last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no official close or sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a Fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value

SEPTEMBER 30, 2025

hierarchy. These valuation procedures apply equally to long or short equity positions in a Fund.

Participation Notes — Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities — Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes — Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities — Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data (including market research publications), new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers — Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data (including market research publications). Although most U.S. government securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments — Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities — If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated NAV for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Wasatch Funds

Notes to Financial Statements (continued)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2025
Core Growth Fund
Assets
Common Stocks		$4,190,605,130	$—	$—	$4,190,605,130

		$4,190,605,130	$—	$—	$4,190,605,130

Emerging India Fund
Assets
Common Stocks
	Apparel Retail	$—	$16,018,155	$—	$16,018,155
	Asset Management & Custody Banks	—	28,515,468	—	28,515,468
	Building Products	—	22,110,999	—	22,110,999
	Commodity Chemicals	—	4,748,235	—	4,748,235
	Computer & Electronics Retail	—	18,947,665	—	18,947,665
	Construction Machinery & Heavy Transportation Equipment	—	5,343,345	—	5,343,345
	Consumer Finance	—	135,458,713	—	135,458,713
	Diversified Banks	—	41,396,086	—	41,396,086
	Diversified Support Services	—	18,013,508	—	18,013,508
	Electrical Components & Equipment	—	7,480,180	—	7,480,180
	Health Care Facilities	45,720,882	3,538,866	—	49,259,748
	Health Care Services	—	19,036,669	—	19,036,669
	Health Care Supplies	—	18,071,675	—	18,071,675
	Industrial Machinery & Supplies & Components	—	23,526,617	—	23,526,617
	Life Sciences Tools & Services	—	42,204,610	—	42,204,610
	Managed Health Care	—	18,671,023	—	18,671,023
	Regional Banks	—	38,896,313	—	38,896,313
	Other	16,857,641	—	—	16,857,641

		$62,578,523	$461,978,127	$—	$524,556,650

Emerging Markets Select Fund
Assets
Common Stocks
	Apparel Retail	$—	$4,573,457	$—	$4,573,457
	Asset Management & Custody Banks	—	2,364,407	—	2,364,407
	Construction & Engineering	—	4,400,616	—	4,400,616
	Consumer Finance	—	40,954,304	—	40,954,304
	Diversified Banks	14,438,507	5,970,293	—	20,408,800
	Electrical Components & Equipment	12,475,229	6,465,023	—	18,940,252
	Electronic Equipment & Instruments	—	16,494,970	—	16,494,970
	Hotels, Resorts & Cruise Lines	6,881,378	14,035,558	—	20,916,936
	Industrial Machinery & Supplies & Components	—	4,586,672	—	4,586,672
	Interactive Media & Services	—	15,226,954	—	15,226,954
	IT Consulting & Other Services	8,438,471	2,634,979	—	11,073,450
	Life Sciences Tools & Services	—	15,194,056	—	15,194,056
	Regional Banks	—	6,991,514	—	6,991,514
	Semiconductors	—	37,073,799	—	37,073,799
	Technology Hardware, Storage & Peripherals	—	8,878,868	—	8,878,868
	Other	93,966,596	—	—	93,966,596

		$136,200,181	$185,845,470	$—	$322,045,651

SEPTEMBER 30, 2025

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2025
Emerging Markets Small Cap Fund
Assets
Common Stocks
	Alternative Carriers	$—	$2,581,217	$—	$2,581,217
	Asset Management & Custody Banks	—	10,582,421	—	10,582,421
	Automotive Retail	—	3,185,295	—	3,185,295
	Building Products	—	2,432,938	—	2,432,938
	Commercial & Residential Mortgage Finance	—	6,338,778	—	6,338,778
	Communications Equipment	—	5,498,412	—	5,498,412
	Computer & Electronics Retail	—	2,372,832	—	2,372,832
	Construction & Engineering	—	6,792,918	—	6,792,918
	Consumer Finance	—	16,051,036	—	16,051,036
	Diversified Banks	7,515,346	6,934,834	—	14,450,180
	Diversified Support Services	—	4,773,935	—	4,773,935
	Electrical Components & Equipment	—	2,094,086	—	2,094,086
	Electronic Equipment & Instruments	—	16,958,337	—	16,958,337
	Health Care Facilities	—	2,506,230	—	2,506,230
	Health Care Services	—	9,300,087	—	9,300,087
	Human Resource & Employment Services	—	5,817,861	—	5,817,861
	Industrial Machinery & Supplies & Components	4,317,051	2,278,005	—	6,595,056
	IT Consulting & Other Services	1,922,230	2,049,854	—	3,972,084
	Managed Health Care	—	1,121,035	—	1,121,035
	Regional Banks	—	9,486,999	—	9,486,999
	Semiconductor Materials & Equipment	—	3,751,166	—	3,751,166
	Semiconductors	—	20,905,576	—	20,905,576
	Technology Hardware, Storage & Peripherals	—	3,251,547	—	3,251,547
	Other	45,735,698	—	—	45,735,698

		$59,490,325	$147,065,399	$—	$206,555,724

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$630,255	$—	$630,255
	Automotive Retail	—	478,821	—	478,821
	Computer & Electronics Retail	—	1,339,565	—	1,339,565
	Consumer Finance	—	5,226,053	—	5,226,053
	Diversified Banks	2,370,879	6,156,167	—	8,527,046
	Diversified Support Services	—	481,245	—	481,245
	Health Care Services	—	980,469	—	980,469
	Human Resource & Employment Services	—	499,104	—	499,104
	IT Consulting & Other Services	116,290	242,471	—	358,761
	Other	16,535,788	—	—	16,535,788

		$19,022,957	$16,034,150	$—	$35,057,107

Global Opportunities Fund
Assets
Common Stocks
	Application Software	$8,242,845	$6,903,167	$—	$15,146,012
	Asset Management & Custody Banks	4,004,695	3,582,817	—	7,587,512
	Building Products	6,332,871	897,890	—	7,230,761
	Consumer Finance	—	6,817,566	—	6,817,566
	Diversified Support Services	—	3,818,022	—	3,818,022
	Electrical Components & Equipment	—	2,409,291	—	2,409,291
	Health Care Services	—	1,677,377	—	1,677,377
	Human Resource & Employment Services	2,256,537	2,084,571	—	4,341,108
	Interactive Media & Services	—	1,248,985	—	1,248,985
	Investment Banking & Brokerage	—	2,138,035	—	2,138,035
	IT Consulting & Other Services	—	3,464,864	—	3,464,864

Wasatch Funds

Notes to Financial Statements (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2025
	Life Sciences Tools & Services	$2,032,474	$3,344,962	$—	$5,377,436
	Regional Banks	3,326,496	5,561,233	—	8,887,729
	Research & Consulting Services	—	5,267,106	—	5,267,106
	Semiconductors	—	11,960,253	—	11,960,253
	Trading Companies & Distributors	—	9,956,310	—	9,956,310
	Other	86,770,891	—	—	86,770,891

		$112,966,809	$71,132,449	$—	$184,099,258

Global Select Fund
Assets
Common Stocks
	Consumer Finance	$—	$587,091	$—	$587,091
	Electronic Equipment & Instruments	—	515,782	—	515,782
	Health Care Equipment	—	219,970	—	219,970
	Hotels, Resorts & Cruise Lines	—	312,223	—	312,223
	Interactive Media & Services	—	527,548	—	527,548
	Life Sciences Tools & Services	—	348,518	—	348,518
	Research & Consulting Services	435,647	524,025	—	959,672
	Semiconductor Materials & Equipment	—	422,808	—	422,808
	Semiconductors	535,812	73,592	—	609,404
	Trading Companies & Distributors	—	250,826	—	250,826
	Other	8,063,571	—	—	8,063,571

		$9,035,030	$3,782,383	$—	$12,817,413

Global Value Fund
Assets
Common Stocks
	Broadline Retail	$—	$2,817,877	$—	$2,817,877
	Diversified Banks	19,937,759	4,350,581	—	24,288,340
	Diversified Metals & Mining	—	3,226,521	—	3,226,521
	Food Retail	—	3,641,804	—	3,641,804
	Integrated Oil & Gas	6,614,479	4,750,872	—	11,365,351
	Integrated Telecommunication Services	6,402,650	3,130,152	—	9,532,802
	Multi-Line Insurance	—	4,172,088	—	4,172,088
	Paper Products	—	2,519,570	—	2,519,570
	Pharmaceuticals	7,212,838	7,800,393	—	15,013,231
	Reinsurance	—	3,511,608	—	3,511,608
	Technology Hardware, Storage & Peripherals	—	4,316,422	—	4,316,422
	Tobacco	—	4,762,908	—	4,762,908
	Trading Companies & Distributors	—	2,491,409	—	2,491,409
	Other	45,727,450	—	—	45,727,450

		$85,895,176	$51,492,205	$—	$137,387,381

International Growth Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$2,473,990	$—	$2,473,990
	Application Software	1,936,553	10,760,383	—	12,696,936
	Asset Management & Custody Banks	—	7,409,877	—	7,409,877
	Building Products	—	5,223,236	—	5,223,236
	Commercial & Residential Mortgage Finance	—	4,251,816	—	4,251,816
	Communications Equipment	—	2,775,142	—	2,775,142
	Consumer Finance	—	6,821,881	—	6,821,881
	Diversified Banks	4,176,704	3,979,866	—	8,156,570
	Diversified Real Estate Activities	—	2,228,900	—	2,228,900
	Diversified Support Services	—	5,539,000	—	5,539,000
	Drug Retail	5,401,386	2,436,290	—	7,837,676
	Electrical Components & Equipment	—	762,513	—	762,513
	Electronic Equipment & Instruments	—	11,126,577	—	11,126,577

SEPTEMBER 30, 2025

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2025
	Health Care Equipment	$—	$2,035,608	$—	$2,035,608
	Health Care Services	—	2,092,322	—	2,092,322
	Health Care Technology	—	1,619,571	—	1,619,571
	Human Resource & Employment Services	—	6,619,362	—	6,619,362
	Industrial Machinery & Supplies & Components	—	6,510,304	—	6,510,304
	Interactive Media & Services	5,089,712	15,810,887	—	20,900,599
	Investment Banking & Brokerage	—	8,713,904	—	8,713,904
	IT Consulting & Other Services	—	2,891,073	—	2,891,073
	Movies & Entertainment	—	2,220,511	—	2,220,511
	Other Specialty Retail	—	1,100,914	—	1,100,914
	Regional Banks	—	4,301,883	—	4,301,883
	Research & Consulting Services	—	7,848,028	—	7,848,028
	Semiconductor Materials & Equipment	2,111,715	2,818,916	—	4,930,631
	Semiconductors	—	4,105,610	—	4,105,610
	Specialty Chemicals	—	1,772,882	—	1,772,882
	Trading Companies & Distributors	—	17,706,339	—	17,706,339
	Other	29,300,744	—	—	29,300,744

		$48,016,814	$153,957,585	$—	$201,974,399

International Opportunities Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$279,906	$—	$279,906
	Alternative Carriers	—	1,570,147	—	1,570,147
	Application Software	—	5,721,532	—	5,721,532
	Asset Management & Custody Banks	1,308,851	2,777,939	—	4,086,790
	Building Products	—	402,775	—	402,775
	Commercial & Residential Mortgage Finance	—	1,695,837	—	1,695,837
	Communications Equipment	—	850,766	—	850,766
	Construction Machinery & Heavy Transportation Equipment	—	503,346	—	503,346
	Consumer Finance	—	609,732	—	609,732
	Data Processing & Outsourced Services	—	665,917	—	665,917
	Distributors	—	854,843	—	854,843
	Diversified Support Services	—	4,993,302	—	4,993,302
	Drug Retail	—	617,073	—	617,073
	Electrical Components & Equipment	—	385,715	—	385,715
	Electronic Equipment & Instruments	504,247	2,271,567	—	2,775,814
	Food Retail	1,382,708	1,313,910	—	2,696,618
	Health Care Facilities	—	439,598	—	439,598
	Health Care Services	—	2,066,006	—	2,066,006
	Health Care Technology	—	521,289	—	521,289
	Human Resource & Employment Services	—	1,313,387	—	1,313,387
	Industrial Machinery & Supplies & Components	—	474,593	—	474,593
	Interactive Media & Services	1,449,456	703,719	—	2,153,175
	Investment Banking & Brokerage	—	1,568,442	—	1,568,442
	IT Consulting & Other Services	—	848,480	—	848,480
	Real Estate Services	—	1,380,177	—	1,380,177
	Research & Consulting Services	515,634	1,552,899	—	2,068,533
	Semiconductors	—	2,252,902	—	2,252,902
	Other	3,397,922	—	—	3,397,922

		$8,558,818	$38,635,799	$—	$47,194,617

Wasatch Funds

Notes to Financial Statements (continued)

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2025
International Select Fund
Assets
Common Stocks
	Aerospace & Defense	$—	$208,077	$—	$208,077
	Apparel, Accessories & Luxury Goods	—	83,607	—	83,607
	Asset Management & Custody Banks	—	49,720	—	49,720
	Automobile Manufacturers	—	228,788	—	228,788
	Automotive Retail	—	136,906	—	136,906
	Building Products	—	174,583	—	174,583
	Diversified Banks	—	158,192	—	158,192
	Diversified Real Estate Activities	—	220,547	—	220,547
	Electronic Equipment & Instruments	—	181,455	—	181,455
	Health Care Equipment	—	60,145	—	60,145
	Interactive Home Entertainment	—	224,950	—	224,950
	Interactive Media & Services	—	327,056	—	327,056
	Pharmaceuticals	—	121,501	—	121,501
	Research & Consulting Services	—	138,102	—	138,102
	Semiconductor Materials & Equipment	—	240,451	—	240,451
	Soft Drinks & Non-Alcoholic Beverages	—	134,931	—	134,931
	Trading Companies & Distributors	—	104,535	—	104,535
	Transaction & Payment Processing Services	—	112,636	—	112,636
	Other	1,822,743	—	—	1,822,743

		$1,822,743	$2,906,182	$—	$4,728,925

International Value Fund
Assets
Common Stocks
	Broadline Retail	$—	$223,641	$—	$223,641
	Construction & Engineering	—	188,127	—	188,127
	Diversified Banks	596,514	1,853,137	—	2,449,651
	Diversified Metals & Mining	—	290,387	—	290,387
	Electronic Manufacturing Services	—	309,313	—	309,313
	Food Retail	—	219,884	—	219,884
	Health Care Distributors	—	235,713	—	235,713
	Industrial Machinery & Supplies & Components	—	232,401	—	232,401
	Integrated Oil & Gas	239,371	828,293	—	1,067,664
	Integrated Telecommunication Services	256,904	409,959	—	666,863
	Multi-Line Insurance	—	243,084	—	243,084
	Multi-Utilities	—	759,692	—	759,692
	Paper Products	—	271,511	—	271,511
	Pharmaceuticals	257,267	741,785	—	999,052
	Real Estate Development	—	355,275	—	355,275
	Regional Banks	—	258,537	—	258,537
	Reinsurance	—	516,975	—	516,975
	Soft Drinks & Non-Alcoholic Beverages	—	325,041	—	325,041
	Technology Hardware, Storage & Peripherals	—	332,305	—	332,305
	Tobacco	—	538,240	—	538,240
	Trading Companies & Distributors	—	271,287	—	271,287
	Other	286,086	—	—	286,086

		$1,636,142	$9,404,587	$—	$11,040,729

Long/Short Alpha Fund
Assets
Common Stocks		$57,665,027	$—	$—	$57,665,027
Warrants		—	—	26,786	26,786

		$57,665,027	$—	$26,786	$57,691,813

Liabilities
Securities Sold Short		$(22,550,008)	$—	$—	$(22,550,008)

SEPTEMBER 30, 2025

Fund	Category	Quoted Prices In Active Markets For Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 9/30/2025
Micro Cap Fund
Assets
Common Stocks
	Aerospace & Defense	$17,132,425	$7,596,675	$—	$24,729,100
	Biotechnology	—	—	6,100	6,100
	Electronic Equipment & Instruments	35,542,787	9,718,323	—	45,261,110
	Packaged Foods & Meats	30,923,987	—	4,874,140	35,798,127
	Other	501,190,791	—	—	501,190,791
Preferred Stocks		—	—	7,368,430	7,368,430
Warrants		—	—	233,542	233,542

		$584,789,990	$17,314,998	$12,482,212	$614,587,200

Micro Cap Value Fund
Assets
Common Stocks
	Packaged Foods & Meats	$9,703,215	$4,666,140	$3,293,330	$17,662,685
	Other	327,264,692	—	—	327,264,692

		$336,967,907	$4,666,140	$3,293,330	$344,927,377

Small Cap Growth Fund
Assets
Common Stocks		$1,678,549,484	$—	$—	$1,678,549,484
Preferred Stocks		—	—	13,263,149	13,263,149

		$1,678,549,484	$—	$13,263,149	$1,691,812,633

Small Cap Value Fund
Assets
Common Stocks		$1,560,254,295	$—	$—	$1,560,254,295

		$1,560,254,295	$—	$—	$1,560,254,295

Ultra Growth Fund
Assets
Common Stocks
	Semiconductor Materials & Equipment	$59,950,029	$8,678,685	$—	$68,628,714
	Other	435,728,632	—	—	435,728,632
Preferred Stocks		—	—	11,052,635	11,052,635
Warrants		—	—	453,958	453,958

		$495,678,661	$8,678,685	$11,506,593	$515,863,939

U.S. Select Fund
Assets
Common Stocks		$20,267,442	$—	$—	$20,267,442

		$20,267,442	$—	$—	$20,267,442

U.S. Treasury Fund
Assets
U.S Government Obligations		$—	$141,629,739	$—	$141,629,739

		$—	$141,629,739	$—	$141,629,739

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the year ended September 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

Wasatch Funds

Notes to Financial Statements (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the year ended September 30, 2025:

Fund	Market Value Beginning Balance 9/30/2024	Purchases At Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers In at Market Value	Transfers Out at Market Value	Market Value Ending Balance 9/30/2025	Net Change in Unrealized Appreciation (Depreciation) On Investments Held at 9/30/2025
Long/Short Alpha Fund
Warrants	$55,357	$—	$—	$—	$—	$(28,571)	$—	$—	$26,786	$(28,571)

	$55,357	$—	$—	$—	$—	$(28,571)	$—	$—	$26,786	$(28,571)

Micro Cap Fund
Common Stocks	$6,100	$3,700,005	$—	$—	$—	$1,174,135	$—	$—	$4,880,240	$1,174,135
Preferred Stocks	9,276,752	—	—	—	—	(1,908,322)	—	—	7,368,430	(1,908,322)
Warrants	482,654	—	—	—	—	(249,112)	—	—	233,542	(249,112)

	$9,765,506	$3,700,005	$—	$—	$—	$(983,299)	$—	$—	$12,482,212	$(983,299)

Micro Cap Value Fund
Common Stocks	$—	$2,499,998	$—	$—	$—	$793,332	$—	$—	$3,293,330	$793,332
Warrants	—	—	—	—	(396,902)	396,902	—	—	—	—

	$—	$2,499,998	$—	$—	$(396,902)	$1,190,234	$—	$—	$3,293,330	$793,332

Small Cap Growth Fund
Preferred Stocks	$26,060,845	$—	$(8,000,002)	$—	$—	$(4,797,694)	$—	$—	$13,263,149	$(3,434,972)

	$26,060,845	$—	$(8,000,002)	$—	$—	$(4,797,694)	$—	$—	$13,263,149	$(3,434,972)

Ultra Growth Fund
Preferred Stocks	$13,915,114	$—	$—	$—	$—	$(2,862,479)	$—	$—	$11,052,635	$(2,862,479)
Warrants	938,180	—	—	—	—	(484,222)	—	—	453,958	(484,222)

	$14,853,294	$—	$—	$—	$—	$(3,346,701)	$—	$—	$11,506,593	$(3,346,701)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value At 9/30/2025	Valuation Technique	Unobservable Input	Range (Average)
Long/Short Alpha Fund	Warrant: Biotechnology	$26,786	Black Scholes	Volatility	40%
Micro Cap Fund	Direct Venture Capital Investments: Textiles	$7,368,430	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 4.6 (2.3) 46%
Micro Cap Fund	Warrant: Biotechnology	$233,542	Black Scholes	Volatility	40%
Micro Cap Fund	Packaged Foods & Meats: Consumer Staples	$4,874,140	Discount to public equity	Discount	6%
Micro Cap Value Fund	Packaged Foods & Meats: Consumer Staples	$3,293,330	Discount to public equity	Discount	6%
Small Cap Growth Fund	Direct Venture Capital Investments: Textiles	$13,263,149	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 4.6 (2.3) 46%
Ultra Growth Fund	Direct Venture Capital Investments: Textiles	$11,052,635	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 4.6 (2.3) 46%
Ultra Growth Fund	Warrant: Biotechnology	$453,958	Black Scholes	Volatility	40%

*	Enterprise-Value-To-Revenue Multiple (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

SEPTEMBER 30, 2025

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third-party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Additional information about the Funds’ fair valuation practices is available in the Funds’ most recent Prospectus, Statement of Additional Information and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.

13. OFFSETTING

Each Fund is party to various netting arrangements. The Financial Accounting Standards Board (FASB) requires disclosure about certain netting arrangements and similar agreements to enable users of a Fund’s financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. The scope of the disclosure is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

The following tables present information about financial instruments that were subject to enforceable netting arrangements as of September 30, 2025:

Securities Borrowed for Short Sales

		Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements Of Assets and Liabilities	Financial Instrument	Collateral Pledged[1]	Net Amount (Not less Than 0)
Long/Short Alpha Fund	Fixed Income Clearing Corp.	$22,550,008	$—	$(22,550,008)	$—

[1]

The market value of the collateral pledged is greater than the amount indicated in the table. For further information, see “Short Sales” under Note 3. Securities and Other Investments and the Schedules of Investments.

14. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds’ financial statements.

Wasatch Funds	SEPTEMBER 30, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Wasatch Funds Trust and Shareholders of Wasatch Core Growth Fund, Wasatch Emerging India Fund, Wasatch Emerging Markets Select Fund, Wasatch Emerging Markets Small Cap Fund, Wasatch Frontier Emerging Small Countries Fund, Wasatch Global Opportunities Fund, Wasatch Global Select Fund, Wasatch Global Value Fund, Wasatch International Growth Fund, Wasatch International Opportunities Fund, Wasatch International Select Fund, Wasatch International Value Fund, Wasatch Long/Short Alpha Fund, Wasatch Micro Cap Fund, Wasatch Micro Cap Value Fund, Wasatch Small Cap Growth Fund, Wasatch Small Cap Value Fund, Wasatch Ultra Growth Fund, Wasatch U.S. Select Fund and Wasatch-Hoisington U.S. Treasury Fund

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Wasatch Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations, of changes in net assets and, for the fund indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2025, the results of each of their operations, the changes in each of their net assets and, for the fund indicated in the table below, its cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Wasatch Core Growth Fund(1)	Wasatch Emerging India Fund(1)
Wasatch Emerging Markets Select Fund(1)	Wasatch Emerging Markets Small Cap Fund(1)
Wasatch Frontier Emerging Small Countries Fund(1)	Wasatch Global Opportunities Fund(1)
Wasatch Global Select Fund(1)	Wasatch Global Value Fund(1)
Wasatch International Growth Fund(1)	Wasatch International Opportunities Fund(1)
Wasatch International Select Fund(1)	Wasatch International Value Fund(2)
Wasatch Long/Short Alpha Fund(3)	Wasatch Micro Cap Fund(1)
Wasatch Micro Cap Value Fund(1)	Wasatch Small Cap Growth Fund(1)
Wasatch Small Cap Value Fund(1)	Wasatch Ultra Growth Fund(1)
Wasatch U.S. Select Fund(1)	Wasatch-Hoisington U.S. Treasury Fund(1)

(1)	Statement of operations for the year ended September 30, 2025 and statement of changes in net assets for the years ended September 30, 2025 and 2024
(2)	Statement of operations and statement of changes in net assets for the period November 29, 2024 (inception) through September 30, 2025
(3)	Statement of operations and statement of cash flows for the year ended September 30, 2025, and statement of changes in net assets for the years ended September 30, 2025 and 2024

BASIS FOR OPINIONS

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

November 20, 2025

We have served as the auditor of one or more investment companies in Wasatch Funds Trust since 2002.

Wasatch Funds	SEPTEMBER 30, 2025

Supplemental Information (Unaudited)

ADDITIONAL TAX INFORMATION

The Funds hereby designate the following amounts or maximum amounts allowable as long term capital gain dividends for the purpose of the dividends paid deduction. The amounts designated here may include the utilization of earnings and profits distributed to shareholders on the redemption of shares.

Fund	Amount
Core Growth Fund	$404,570,523
Emerging India Fund	106,062,877
Emerging Markets Small Cap Fund	18,378,334
Global Opportunities Fund	16,243,716
Global Value Fund	6,843,943
International Growth Fund	42,299,270
Small Cap Value Fund	216,902,538
U.S. Select Fund	890,016

For the fiscal year ended September 30, 2025, certain dividends paid by each Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. To the extent dividends are paid during the calendar year 2025, complete information will be reported on shareholders’ 2025 Form 1099-DIV.

The amount designated as qualified dividend income for the year ended September 30, 2025 will be at the highest amount permitted by law.

Corporate shareholders should note that for the year ended September 30, 2025, the percentage of the Funds’ investment income (i.e., net investment income plus short term capital gains) that qualified for the corporate dividends received deductions.

The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended September 30, 2025, the total amount of foreign taxes paid that was passed through to its shareholders for information reporting purposes was as follows:

Fund	Amount
Emerging India Fund	$14,609,736
Emerging Markets Select Fund	2,621,069
Emerging Markets Small Cap Fund	5,301,940
Frontier Emerging Small Countries Fund	145,337
International Growth Fund	877,397
International Opportunities Fund	791,571
International Select Fund	8,055
International Value Fund	28,611

Wasatch Funds	SEPTEMBER 30, 2025

Service Providers

Investment Advisor

Wasatch Advisors LP d/b/a Wasatch Global Investors

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

Sub-Advisor for the Wasatch-Hoisington

U.S. Treasury Fund

Hoisington Investment Management Co. (HIMCo)

6836 Bee Caves Road

Building 2, Suite 100

Austin, TX 78746

Administrator and Fund Accountant

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Transfer Agent

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Legal Counsel to Wasatch Funds and

Independent Trustees

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

Contact Wasatch

ONLINE

wasatchglobal.com

or via email

shareholderservice@wasatchfunds.com

TELEPHONE

800.551.1700

M – F, 7:00 a.m. to 7:00 p.m. Central Time

Automated Line, 24 Hours

MAIL

Regular Mail Delivery

Wasatch Funds

P.O. Box 2172

Milwaukee, WI 53201-2172

Overnight Delivery

Wasatch Funds

235 West Galena Street

Milwaukee, WI 53212

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Eric S. Bergeson
Eric S. Bergeson
President (principal executive officer) of Wasatch Funds Trust

Date:	December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric S. Bergeson
Eric S. Bergeson
President (principal executive officer) of Wasatch Funds Trust

Date:	December 3, 2025

By:	/s/ Kara Becker
Kara Becker
Treasurer (principal financial officer) of Wasatch Funds Trust

Date:	December 3, 2025